UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

May 31, 2018

IGB-QTLY-0718
1.804978.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.4%
General Motors Co. 3.5% 10/2/18	$5,025	$5,039
General Motors Financial Co., Inc.:
3.5% 7/10/19	5,942	5,979
3.7% 5/9/23	19,000	18,765
4.25% 5/15/23	2,950	2,987
4.375% 9/25/21	11,530	11,806
		44,576
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,394	1,391
Household Durables - 0.3%
Toll Brothers Finance Corp.:
4.35% 2/15/28	10,000	9,010
4.875% 3/15/27	29,787	28,298
		37,308
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	12,996	13,257
4.908% 7/23/25	10,079	10,249
5.375% 5/1/47	68,796	63,900
Time Warner Cable, Inc.:
4% 9/1/21	27,833	27,974
4.5% 9/15/42	891	748
5.5% 9/1/41	3,321	3,183
5.875% 11/15/40	7,141	7,199
6.55% 5/1/37	8,170	8,864
6.75% 7/1/18	5,587	5,603
7.3% 7/1/38	8,218	9,688
8.25% 4/1/19	10,913	11,386
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,654
6.2% 3/15/40	5,000	5,662
		182,367

TOTAL CONSUMER DISCRETIONARY		265,642

CONSUMER STAPLES - 1.2%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,320	15,174
3.3% 2/1/23	16,500	16,407
3.65% 2/1/26	17,900	17,577
4.7% 2/1/36	15,622	16,028
4.9% 2/1/46	31,247	32,436
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	3,930	3,998
4.75% 4/15/58	12,247	12,150
Constellation Brands, Inc. 4.75% 11/15/24	8,249	8,623
		122,393
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	4,181	4,177
Tobacco - 0.2%
Altria Group, Inc. 9.25% 8/6/19	1,776	1,907
Reynolds American, Inc.:
2.3% 6/12/18	2,942	2,942
4% 6/12/22	2,039	2,061
5.7% 8/15/35	1,694	1,853
6.15% 9/15/43	2,440	2,790
7.25% 6/15/37	9,654	12,302
		23,855

TOTAL CONSUMER STAPLES		150,425

ENERGY - 4.1%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,162	3,289
Oil, Gas & Consumable Fuels - 4.1%
Amerada Hess Corp. 7.875% 10/1/29	4,826	5,920
Anadarko Finance Co. 7.5% 5/1/31	11,452	14,368
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,716	2,812
5.55% 3/15/26	5,568	6,023
6.6% 3/15/46	7,480	9,278
Canadian Natural Resources Ltd.:
3.45% 11/15/21	5,750	5,771
5.85% 2/1/35	4,394	4,998
Cenovus Energy, Inc. 4.25% 4/15/27	10,629	10,210
Chesapeake Energy Corp.:
6.125% 2/15/21	22,015	22,235
6.625% 8/15/20	23,170	23,928
8% 12/15/22 (a)	5,497	5,813
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,237	1,237
3.3% 6/1/20	6,073	6,059
4.5% 6/1/25	1,849	1,865
DCP Midstream LLC:
4.75% 9/30/21 (a)	4,849	4,910
5.35% 3/15/20 (a)	4,973	5,097
5.85% 5/21/43 (a)(b)	9,697	8,967
DCP Midstream Operating LP:
2.7% 4/1/19	1,510	1,502
3.875% 3/15/23	6,765	6,511
5.6% 4/1/44	5,868	5,604
El Paso Corp. 6.5% 9/15/20	16,220	17,313
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,789	1,777
3.9% 5/15/24 (b)	1,887	1,835
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,761
Enbridge, Inc.:
4.25% 12/1/26	3,172	3,179
5.5% 12/1/46	3,661	3,988
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,595
MPLX LP 4.875% 12/1/24	4,286	4,466
Nakilat, Inc. 6.067% 12/31/33 (a)	2,634	2,911
Petrobras Global Finance BV:
5.625% 5/20/43	6,485	5,415
7.25% 3/17/44	59,561	55,987
Petroleos Mexicanos:
4.625% 9/21/23	12,890	12,624
4.875% 1/18/24	4,376	4,288
5.375% 3/13/22	4,905	5,027
5.625% 1/23/46	29,284	24,774
6.375% 2/4/21	11,660	12,185
6.375% 1/23/45	15,899	14,524
6.5% 3/13/27	9,240	9,409
6.5% 6/2/41	50,934	47,470
6.75% 9/21/47	43,830	41,415
Phillips 66 Co. 4.3% 4/1/22	4,638	4,805
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	8,204	8,088
Southwestern Energy Co. 6.7% 1/23/25 (b)	16,780	16,486
The Williams Companies, Inc.:
3.7% 1/15/23	1,754	1,706
4.55% 6/24/24	19,170	19,242
Western Gas Partners LP:
4.65% 7/1/26	1,992	2,006
5.375% 6/1/21	10,438	10,858
Williams Partners LP:
4% 11/15/21	1,262	1,276
4.125% 11/15/20	1,029	1,046
4.3% 3/4/24	4,326	4,361
		500,925

TOTAL ENERGY		504,214

FINANCIALS - 11.8%
Banks - 7.1%
Bank of America Corp.:
3.004% 12/20/23 (b)	2,852	2,768
3.3% 1/11/23	5,772	5,721
3.419% 12/20/28 (b)	11,276	10,653
3.5% 4/19/26	13,196	12,783
3.95% 4/21/25	81,767	80,305
4% 1/22/25	58,310	57,677
4.1% 7/24/23	3,096	3,165
4.183% 11/25/27	15,000	14,696
4.2% 8/26/24	18,046	18,196
4.25% 10/22/26	69,214	69,138
Barclays Bank PLC 10.179% 6/12/21 (a)	3,800	4,421
Barclays PLC:
2.75% 11/8/19	5,118	5,090
4.375% 1/12/26	9,700	9,434
BPCE SA 4.875% 4/1/26 (a)	16,029	16,104
Citigroup, Inc.:
2.7% 10/27/22	71,510	68,965
4.05% 7/30/22	2,865	2,904
4.125% 7/25/28	15,000	14,488
4.4% 6/10/25	17,437	17,460
4.45% 9/29/27	6,820	6,742
4.5% 1/14/22	6,932	7,185
4.6% 3/9/26	14,491	14,628
5.3% 5/6/44	20,628	21,783
5.5% 9/13/25	15,283	16,333
Citizens Bank NA 2.55% 5/13/21	2,683	2,629
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796	6,842
4.3% 12/3/25	13,920	13,933
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	21,098	20,359
3.8% 9/15/22	10,350	10,359
3.8% 6/9/23	14,963	14,842
Discover Bank 7% 4/15/20	6,703	7,101
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,054
8.25% 3/1/38	2,385	3,307
HSBC Holdings PLC:
4.25% 3/14/24	3,112	3,128
5.25% 3/14/44	2,255	2,339
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,734
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	2,874	2,621
5.71% 1/15/26 (a)	59,772	55,115
JPMorgan Chase & Co.:
2.2% 10/22/19	2,700	2,680
2.35% 1/28/19	2,547	2,544
2.95% 10/1/26	6,689	6,226
3.875% 9/10/24	13,659	13,526
4.125% 12/15/26	11,737	11,674
4.25% 10/15/20	2,763	2,830
4.35% 8/15/21	18,417	19,006
4.625% 5/10/21	2,717	2,830
4.95% 3/25/20	11,055	11,447
Rabobank Nederland 4.375% 8/4/25	10,398	10,234
Regions Bank 6.45% 6/26/37	9,230	11,054
Regions Financial Corp. 3.2% 2/8/21	4,870	4,859
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	35,224	35,748
6% 12/19/23	25,238	26,783
6.1% 6/10/23	8,465	8,994
6.125% 12/15/22	47,560	50,314
Societe Generale 4.25% 4/14/25 (a)	15,438	14,927
Synchrony Bank 3% 6/15/22	8,650	8,343
		871,021
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	3,030	3,089
Deutsche Bank AG 4.5% 4/1/25	12,526	11,225
Deutsche Bank AG New York Branch:
3.3% 11/16/22	16,000	15,210
4.1% 1/13/26	18,090	16,796
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	23,101	22,531
3.2% 2/23/23	13,000	12,725
3.272% 9/29/25 (b)	77,992	74,485
6.75% 10/1/37	59,283	71,113
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,475	2,464
3.75% 12/1/25	4,425	4,434
Lazard Group LLC 4.25% 11/14/20	4,700	4,806
Moody's Corp.:
3.25% 1/15/28	4,528	4,291
4.875% 2/15/24	4,251	4,481
Morgan Stanley:
3.125% 1/23/23	12,000	11,730
3.125% 7/27/26	32,079	30,039
3.625% 1/20/27	36,030	34,768
3.7% 10/23/24	10,321	10,242
3.75% 2/25/23	8,227	8,254
3.875% 4/29/24	9,504	9,543
4.1% 5/22/23	12,000	12,172
4.875% 11/1/22	21,614	22,533
5% 11/24/25	24,777	25,853
5.75% 1/25/21	10,138	10,764
		423,548
Consumer Finance - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,152	3,094
4.5% 5/15/21	2,895	2,961
5% 10/1/21	4,340	4,504
Capital One Financial Corp. 3.8% 1/31/28	9,403	8,947
Discover Financial Services:
3.85% 11/21/22	4,866	4,849
3.95% 11/6/24	4,069	3,993
4.1% 2/9/27	9,942	9,620
5.2% 4/27/22	4,096	4,282
Ford Motor Credit Co. LLC 2.943% 1/8/19	17,950	17,970
Synchrony Financial:
3% 8/15/19	2,095	2,094
3.75% 8/15/21	3,164	3,171
3.95% 12/1/27	6,140	5,704
4.25% 8/15/24	3,185	3,142
		74,331
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	2,253	2,244
Brixmor Operating Partnership LP 4.125% 6/15/26	3,542	3,432
Voya Financial, Inc. 3.125% 7/15/24	5,434	5,159
		10,835
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (a)	1,290	1,280
American International Group, Inc. 4.875% 6/1/22	5,750	6,029
Aon Corp. 5% 9/30/20	2,135	2,218
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (a)(b)(c)	10,398	10,398
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,216
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,273	5,501
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,062
Pacific LifeCorp 5.125% 1/30/43 (a)	5,696	6,074
Pricoa Global Funding I 5.375% 5/15/45 (b)	6,834	6,868
Prudential Financial, Inc. 4.5% 11/16/21	2,796	2,908
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,736	1,732
4.125% 11/1/24 (a)	2,517	2,529
Unum Group:
5.625% 9/15/20	4,155	4,369
5.75% 8/15/42	3,522	3,801
		62,985

TOTAL FINANCIALS		1,442,720

HEALTH CARE - 1.2%
Biotechnology - 0.1%
AbbVie, Inc. 4.7% 5/14/45	6,560	6,588
Health Care Providers & Services - 0.8%
CVS Health Corp.:
4.1% 3/25/25	24,196	24,207
4.3% 3/25/28	28,098	27,886
4.78% 3/25/38	12,508	12,407
5.05% 3/25/48	18,391	18,763
HCA Holdings, Inc.:
3.75% 3/15/19	4,831	4,855
4.75% 5/1/23	300	302
5.875% 3/15/22	355	373
6.5% 2/15/20	4,514	4,717
WellPoint, Inc. 3.3% 1/15/23	9,384	9,272
		102,782
Pharmaceuticals - 0.3%
Mylan NV:
2.5% 6/7/19	6,691	6,647
3.15% 6/15/21	8,712	8,613
3.95% 6/15/26	4,484	4,275
Perrigo Finance PLC 3.5% 12/15/21	634	629
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,268	5,757
3.15% 10/1/26	5,341	4,313
Zoetis, Inc. 3.25% 2/1/23	2,627	2,596
		32,830

TOTAL HEALTH CARE		142,200

INDUSTRIALS - 0.2%
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	283	286
6.795% 8/2/18	16	16
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	197	203
		505
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	2,260	2,286
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23	1,265	1,209
3.375% 6/1/21	4,249	4,233
3.75% 2/1/22	6,348	6,377
3.875% 4/1/21	4,585	4,635
4.25% 9/15/24	5,062	5,079
		21,533
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,984	3,350

TOTAL INDUSTRIALS		27,674

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	6,890	7,113
MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	6,319	6,380
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	2,868	2,990
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	3,255	3,097
4.5% 8/1/47 (a)	3,305	3,221
		15,688
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,267	1,259
4.6% 4/1/22	1,830	1,896
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,862
Camden Property Trust:
2.95% 12/15/22	2,605	2,541
4.25% 1/15/24	4,889	5,003
Corporate Office Properties LP 5% 7/1/25	4,935	5,070
DDR Corp.:
3.625% 2/1/25	3,326	3,171
4.25% 2/1/26	2,697	2,652
4.625% 7/15/22	9,008	9,293
Duke Realty LP:
3.25% 6/30/26	1,279	1,201
3.625% 4/15/23	3,352	3,340
3.875% 10/15/22	9,433	9,558
4.375% 6/15/22	2,822	2,913
Equity One, Inc. 3.75% 11/15/22	12,000	11,967
Highwoods/Forsyth LP 3.2% 6/15/21	3,528	3,495
Lexington Corporate Properties Trust 4.4% 6/15/24	2,058	2,039
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	10,600	10,541
4.5% 1/15/25	4,371	4,268
4.5% 4/1/27	1,555	1,480
4.75% 1/15/28	24,521	23,635
4.95% 4/1/24	1,915	1,947
5.25% 1/15/26	8,152	8,191
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,392	1,322
5% 12/15/23	1,073	1,081
Weingarten Realty Investors 3.375% 10/15/22	990	982
WP Carey, Inc.:
4% 2/1/25	7,432	7,227
4.6% 4/1/24	11,566	11,755
		139,689
Real Estate Management & Development - 0.9%
Brandywine Operating Partnership LP:
3.95% 2/15/23	17,004	17,066
3.95% 11/15/27	9,514	9,142
4.1% 10/1/24	6,040	5,977
CBRE Group, Inc. 4.875% 3/1/26	17,030	17,705
Digital Realty Trust LP 3.95% 7/1/22	4,640	4,703
Essex Portfolio LP 3.875% 5/1/24	4,176	4,165
Liberty Property LP:
3.25% 10/1/26	3,443	3,219
3.375% 6/15/23	3,567	3,508
4.125% 6/15/22	2,421	2,473
Mack-Cali Realty LP:
3.15% 5/15/23	7,757	6,889
4.5% 4/18/22	1,473	1,437
Mid-America Apartments LP 4% 11/15/25	1,797	1,784
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,077
Tanger Properties LP:
3.125% 9/1/26	4,443	4,008
3.75% 12/1/24	4,213	4,047
3.875% 12/1/23	2,574	2,520
3.875% 7/15/27	15,083	14,285
Ventas Realty LP:
3.125% 6/15/23	2,242	2,178
4% 3/1/28	4,669	4,522
4.125% 1/15/26	2,168	2,147
		112,852

TOTAL REAL ESTATE		252,541

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
3.6% 2/17/23	10,742	10,663
4.45% 4/1/24	1,040	1,064
4.5% 3/9/48	44,290	39,155
5.55% 8/15/41	27,220	28,073
5.875% 10/1/19	6,291	6,535
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	274
CenturyLink, Inc. 6.15% 9/15/19	3,260	3,353
Verizon Communications, Inc. 5.012% 8/21/54	47,470	45,246
		134,363
UTILITIES - 1.0%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,443	9,040
6.4% 9/15/20 (a)	11,231	11,938
FirstEnergy Corp.:
4.25% 3/15/23	9,775	9,964
7.375% 11/15/31	13,700	18,014
FirstEnergy Solutions Corp. 6.05% 8/15/21 (d)	9,083	4,587
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,770	10,662
3.7% 9/1/24	4,262	4,135
		68,340
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,563
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,000	4,360
Emera U.S. Finance LP:
2.15% 6/15/19	2,098	2,076
2.7% 6/15/21	2,065	2,013
		8,449
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	12,726	12,090
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (b)(c)	3,654	3,581
NiSource Finance Corp. 5.95% 6/15/41	4,935	5,795
Puget Energy, Inc.:
5.625% 7/15/22	7,175	7,665
6% 9/1/21	6,916	7,411
6.5% 12/15/20	2,216	2,383
Sempra Energy 6% 10/15/39	5,958	7,173
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	4,001	3,956
		50,054

TOTAL UTILITIES		128,406

TOTAL NONCONVERTIBLE BONDS
(Cost $3,119,033)		3,070,986

U.S. Government and Government Agency Obligations - 49.3%
U.S. Treasury Inflation-Protected Obligations - 9.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$135,617	$129,660
1% 2/15/46	146,872	149,154
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	89,675	89,289
0.125% 4/15/20	138,215	137,043
0.375% 7/15/25	296,799	291,191
0.625% 1/15/26	345,126	342,742

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,139,079

U.S. Treasury Obligations - 40.0%
U.S. Treasury Bonds:
2.5% 2/15/46	161,500	145,829
3% 11/15/45	83,000	82,780
3% 2/15/47	164,727	164,193
U.S. Treasury Notes:
1.25% 10/31/21	590,217	564,188
1.75% 6/30/22	2,448,114	2,363,677
2.125% 7/31/24	237,077	228,492
2.125% 11/30/24	62,104	59,680
2.125% 5/15/25 (e)	99,165	94,950
2.25% 10/31/24	47,507	46,030
2.25% 12/31/24	147,745	143,018
2.375% 5/15/27	120,000	115,453
2.5% 3/31/23	877,880	870,576
2.75% 5/31/23	25,000	25,073

TOTAL U.S. TREASURY OBLIGATIONS		4,903,939

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,183,196)		6,043,018

Asset-Backed Securities - 0.5%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$9,843	$9,833
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.4187% 6/15/32 (a)(b)(c)(f)	3,934	2,382
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	16,223	16,518
Class AA, 2.487% 12/16/41 (a)	3,750	3,689
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.7131% 3/25/32 (b)(c)	16	18
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	6,987	6,841
Class A2II, 4.03% 11/20/47 (a)	11,883	11,717
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.7847% 3/25/34 (b)(c)	1	1
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (a)(b)(c)	187	184
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (a)(b)(c)	68	66
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (a)(b)(c)	112	106
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (a)(b)(c)	54	50
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	4,829	4,811
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (b)(c)	1,605	1,182
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (b)(c)	903	901
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (b)(c)	10	10
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (b)(c)	18	18
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (a)(b)(c)(f)	1,689	1,046
TOTAL ASSET-BACKED SECURITIES
(Cost $58,845)		59,373

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 2.5715% 5/27/37 (a)(b)(c)	3,238	3,191
Class AA1, 1 month U.S. LIBOR + 0.280% 2.2232% 5/27/37 (a)(b)(c)	3,607	3,441
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (b)(c)	159	156
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/35 (b)(c)	200	198
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	10	10
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,868)		6,996

Commercial Mortgage Securities - 0.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (b)(g)	28	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33 (a)(b)(c)	14	14
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.2971% 11/25/35 (a)(b)(c)	129	125
Class M1, 1 month U.S. LIBOR + 0.440% 2.3371% 11/25/35 (a)(b)(c)	35	34
Class M2, 1 month U.S. LIBOR + 0.490% 2.3871% 11/25/35 (a)(b)(c)	26	25
Class M3, 1 month U.S. LIBOR + 0.510% 2.4071% 11/25/35 (a)(b)(c)	23	22
Class M4, 1 month U.S. LIBOR + 0.600% 2.4971% 11/25/35 (a)(b)(c)	29	28
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (a)(b)(c)	326	306
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (a)(b)(c)	18	14
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (a)(b)(c)	105	98
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (a)(b)(c)	40	37
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (a)(b)(c)	58	53
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (a)(b)(c)	32	29
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (a)(b)(c)	32	26
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (a)(b)(c)	34	26
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.2315% 4/25/36 (a)(b)(c)	60	57
Class M1, 1 month U.S. LIBOR + 0.380% 2.2515% 4/25/36 (a)(b)(c)	36	35
Class M2, 1 month U.S. LIBOR + 0.400% 2.2715% 4/25/36 (a)(b)(c)	38	37
Class M3, 1 month U.S. LIBOR + 0.420% 2.2915% 4/25/36 (a)(b)(c)	33	31
Class M4, 1 month U.S. LIBOR + 0.520% 2.3915% 4/25/36 (a)(b)(c)	19	18
Class M5, 1 month U.S. LIBOR + 0.560% 2.4315% 4/25/36 (a)(b)(c)	18	17
Class M6, 1 month U.S. LIBOR + 0.640% 2.5115% 4/25/36 (a)(b)(c)	36	34
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/36 (a)(b)(c)	51	49
Class M2, 1 month U.S. LIBOR + 0.330% 2.2271% 7/25/36 (a)(b)(c)	36	34
Class M3, 1 month U.S. LIBOR + 0.350% 2.2471% 7/25/36 (a)(b)(c)	30	28
Class M4, 1 month U.S. LIBOR + 0.420% 2.3171% 7/25/36 (a)(b)(c)	34	33
Class M5, 1 month U.S. LIBOR + 0.470% 2.3671% 7/25/36 (a)(b)(c)	25	24
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (a)(b)(c)	18	14
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 12/25/36 (a)(b)(c)	878	832
Class M1, 1 month U.S. LIBOR + 0.290% 2.1871% 12/25/36 (a)(b)(c)	70	65
Class M2, 1 month U.S. LIBOR + 0.310% 2.2071% 12/25/36 (a)(b)(c)	47	42
Class M3, 1 month U.S. LIBOR + 0.340% 2.2371% 12/25/36 (a)(b)(c)	48	41
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (a)(b)(c)	197	182
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (a)(b)(c)	577	568
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (a)(b)(c)	540	528
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (a)(b)(c)	184	167
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (a)(b)(c)	120	106
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (a)(b)(c)	98	78
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (a)(b)(c)	197	184
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (a)(b)(c)	104	96
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (a)(b)(c)	112	100
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (a)(b)(c)	180	155
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (a)(b)(c)	283	236
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (a)(b)(c)	107	101
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB19:
Class B, 6.0114% 2/12/49 (b)	93	37
Class C, 6.0114% 2/12/49 (b)	93	5
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	9,782	9,538
Class B, 4.181% 11/15/34 (a)	3,453	3,397
Class C, 5.205% 11/15/34 (a)	2,422	2,410
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $19,571)		20,116

Municipal Securities - 0.8%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	4,234	4,234
4.95% 6/1/23	10,235	10,528
5.1% 6/1/33	47,970	46,172
Series 2010-1, 6.63% 2/1/35	4,420	4,700
Series 2010-3:
6.725% 4/1/35	5,880	6,203
7.35% 7/1/35	3,010	3,330
Series 2010-5, 6.2% 7/1/21	2,564	2,656
Series 2011, 5.877% 3/1/19	18,645	19,008
Series 2013:
3.14% 12/1/18	165	165
3.6% 12/1/19	4,135	4,135
TOTAL MUNICIPAL SECURITIES
(Cost $102,560)		101,131

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21	8,151	8,021
Citizens Bank NA 2.3% 12/3/18	5,551	5,541
Discover Bank:
(Delaware) 3.2% 8/9/21	10,016	9,897
3.1% 6/4/20	8,842	8,808
8.7% 11/18/19	1,409	1,510
KeyBank NA 6.95% 2/1/28	1,344	1,623
PNC Bank NA 2.45% 11/5/20	9,934	9,785
Synchrony Bank 3.65% 5/24/21	10,459	10,485
TOTAL BANK NOTES
(Cost $55,708)		55,670
	Shares	Value (000s)

Fixed-Income Funds - 22.2%
Fidelity Mortgage Backed Securities Central Fund (h)	21,269,732	$2,242,681
Fidelity Specialized High Income Central Fund (h)	4,828,031	478,023
TOTAL FIXED-INCOME FUNDS
(Cost $2,814,039)		2,720,704
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $11,925)	10,602	11,527
	Shares	Value (000s)

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.76% (i)
(Cost $87,240)	87,236,770	87,254
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $12,458,985)		12,176,775
NET OTHER ASSETS (LIABILITIES) - 0.6%		74,167
NET ASSETS - 100%		$12,250,942

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$6,500	$(41)	$(37)	$(78)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	4,085	(17)	(38)	(55)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(44)	(62)	(106)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(44)	(53)	(97)
TOTAL BUY PROTECTION							(146)	(190)	(336)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	B1	Apr. 2032	Merrill Lynch International	4.29%	Monthly	$50	3	0	3

TOTAL CREDIT DEFAULT SWAPS							$(143)	$(190)	$(333)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,101,000 or 2.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $454,000.

 (f) Level 3 security

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,956
Fidelity Mortgage Backed Securities Central Fund	45,008
Fidelity Specialized High Income Central Fund	27,630
Total	$76,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,155,355	$156,188	$--	$--	$(68,862)	$2,242,681	30.9%
Fidelity Specialized High Income Central Fund	476,884	27,629	--	--	(26,490)	478,023	68.8%
Total	$2,632,239	$183,817	$--	$--	$(95,352)	$2,720,704

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,070,986	$--	$3,070,986	$--
U.S. Government and Government Agency Obligations	6,043,018	--	6,043,018	--
Asset-Backed Securities	59,373	--	55,945	3,428
Collateralized Mortgage Obligations	6,996	--	6,996	--
Commercial Mortgage Securities	20,116	--	20,116	--
Municipal Securities	101,131	--	101,131	--
Bank Notes	55,670	--	55,670	--
Fixed-Income Funds	2,720,704	2,720,704	--	--
Preferred Securities	11,527	--	11,527	--
Money Market Funds	87,254	87,254	--	--
Total Investments in Securities:	$12,176,775	$2,807,958	$9,365,389	$3,428
Derivative Instruments:
Assets
Swaps	$3	$--	$3	$--
Total Assets	$3	$--	$3	$--
Liabilities
Swaps	$(146)	$--	$(146)	$--
Total Liabilities	$(146)	$--	$(146)	$--
Total Derivative Instruments:	$(143)	$--	$(143)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

May 31, 2018

IBF-QTLY-0718
1.804838.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 54.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Automobiles - 2.5%
BMW U.S. Capital LLC 2.7% 4/6/22 (a)	$6,432	$6,281
Daimler Finance North America LLC:
2.25% 9/3/19 (a)	17,149	17,032
2.3% 2/12/21 (a)	5,880	5,732
2.85% 1/6/22 (a)	3,657	3,581
General Motors Financial Co., Inc.:
2.65% 4/13/20	4,423	4,382
3.1% 1/15/19	4,690	4,697
3.15% 1/15/20	6,680	6,684
3.25% 1/5/23	5,500	5,352
4.35% 4/9/25	6,000	5,970
Volkswagen Group of America Finance LLC:
2.125% 5/23/19 (a)	3,670	3,645
2.45% 11/20/19 (a)	6,500	6,448
		69,804
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.625% 1/15/22	3,857	3,806
Household Durables - 0.8%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,119
Lennar Corp. 2.95% 11/29/20 (a)	6,000	5,820
Toll Brothers Finance Corp.:
4% 12/31/18	5,175	5,175
4.875% 11/15/25	4,400	4,235
		23,349
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	5,431	5,257
Media - 1.8%
21st Century Fox America, Inc.:
3% 9/15/22	2,241	2,200
4.5% 2/15/21	1,705	1,762
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	3,050	3,056
4.908% 7/23/25	4,820	4,901
Comcast Corp.:
1.625% 1/15/22	5,124	4,836
5.15% 3/1/20	4,685	4,856
Discovery Communications LLC:
2.95% 3/20/23	6,130	5,896
3.25% 4/1/23	563	549
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,065
Time Warner Cable, Inc.:
6.75% 7/1/18	7,189	7,209
8.25% 4/1/19	2,550	2,661
Time Warner, Inc. 4.875% 3/15/20	5,060	5,224
		50,215
Multiline Retail - 0.3%
Dollar Tree, Inc. 3.7% 5/15/23	7,200	7,174
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,322
TJX Companies, Inc. 2.75% 6/15/21	3,201	3,186
		6,508

TOTAL CONSUMER DISCRETIONARY		166,113

CONSUMER STAPLES - 2.3%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	6,659	6,596
3.3% 2/1/23	7,172	7,132
Anheuser-Busch InBev Worldwide, Inc.:
2.2% 8/1/18	3,580	3,578
4% 4/13/28	7,000	6,974
		24,280
Food Products - 0.5%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,007
General Mills, Inc.:
3.2% 4/16/21	1,071	1,069
3.7% 10/17/23	5,017	5,007
Tyson Foods, Inc. 2.65% 8/15/19	3,500	3,493
		13,576
Tobacco - 0.9%
BAT International Finance PLC:
2.75% 6/15/20 (a)	6,420	6,360
3.5% 6/15/22 (a)	4,810	4,773
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,788
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,002
Reynolds American, Inc.:
3.25% 6/12/20	638	638
4% 6/12/22	2,191	2,215
		25,776

TOTAL CONSUMER STAPLES		63,632

ENERGY - 5.5%
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,350
Petrofac Ltd. 3.4% 10/10/18 (a)	4,400	4,371
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	4,980	4,970
		14,691
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp. 4.85% 3/15/21	4,470	4,627
BP Capital Markets PLC:
2.315% 2/13/20	4,980	4,938
2.521% 1/15/20	3,410	3,395
3.245% 5/6/22	4,160	4,160
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,098
3.9% 2/1/25	3,400	3,380
Cenovus Energy, Inc.:
3% 8/15/22	1,650	1,585
5.7% 10/15/19	7,250	7,458
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	2,967
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,221
DCP Midstream Operating LP:
2.7% 4/1/19	1,120	1,114
3.875% 3/15/23	3,530	3,398
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,359
Enterprise Products Operating LP:
2.55% 10/15/19	693	688
4.05% 2/15/22	4,350	4,450
EQT Corp. 2.5% 10/1/20	2,725	2,669
Exxon Mobil Corp. 2.222% 3/1/21	6,250	6,158
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	4,636	4,621
3.95% 9/1/22	775	779
MPLX LP:
3.375% 3/15/23	5,069	5,004
4% 2/15/25	500	493
Petroleos Mexicanos:
3.5% 1/30/23	3,205	3,006
4.625% 9/21/23	3,200	3,134
5.35% 2/12/28 (a)	3,350	3,146
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,100	3,075
3.65% 6/1/22	5,156	5,083
Shell International Finance BV 2.125% 5/11/20	4,895	4,838
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,071
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	976
4.55% 6/24/24	4,547	4,564
Total Capital International SA 2.125% 1/10/19	8,195	8,172
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,971	5,903
3.125% 1/15/19	2,847	2,852
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,510
5.375% 6/1/21	4,300	4,473
Williams Partners LP 4.3% 3/4/24	4,990	5,031
		138,396

TOTAL ENERGY		153,087

FINANCIALS - 22.5%
Banks - 11.9%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,664
2.65% 4/1/19	7,598	7,598
3.004% 12/20/23 (b)	6,528	6,336
4.2% 8/26/24	3,440	3,469
4.25% 10/22/26	3,412	3,408
4.45% 3/3/26	3,485	3,514
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,405
4.5% 12/16/25	6,400	6,407
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.3% 3/5/20 (a)	3,320	3,270
Barclays PLC:
2.75% 11/8/19	2,863	2,848
2.875% 6/8/20	4,810	4,758
3.2% 8/10/21	4,798	4,727
3.25% 1/12/21	3,509	3,471
Canadian Imperial Bank of Commerce 2.55% 6/16/22	4,637	4,510
CIT Group, Inc. 3.875% 2/19/19	3,673	3,686
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,195
2.7% 10/27/22	11,000	10,609
2.75% 4/25/22	4,500	4,371
2.9% 12/8/21	4,703	4,623
4.6% 3/9/26	3,280	3,311
Citizens Bank NA:
2.45% 12/4/19	6,790	6,745
2.55% 5/13/21	4,261	4,175
2.65% 5/26/22	3,090	2,995
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,280
Comerica, Inc. 2.125% 5/23/19	2,052	2,039
Commonwealth Bank of Australia:
2.25% 3/13/19	8,340	8,314
2.3% 9/6/19	3,440	3,419
2.55% 3/15/21	3,120	3,070
Credit Suisse New York Branch 3% 10/29/21	3,500	3,466
Fifth Third Bancorp:
2.875% 7/27/20	3,200	3,186
4.5% 6/1/18	440	440
First Horizon National Corp. 3.5% 12/15/20	7,958	7,988
HSBC Holdings PLC:
2.95% 5/25/21	4,790	4,730
4% 3/30/22	3,778	3,840
5.1% 4/5/21	4,270	4,472
HSBC U.S.A., Inc. 2.625% 9/24/18	1,804	1,805
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,621
3.15% 3/14/21	4,700	4,688
7% 12/15/20	1,204	1,307
ING Bank NV 2.7% 8/17/20 (a)	1,586	1,570
ING Groep NV 3.15% 3/29/22	4,500	4,418
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	7,600	7,117
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,681
JPMorgan Chase & Co.:
2.2% 10/22/19	8,475	8,413
2.35% 1/28/19	7,995	7,984
3.875% 9/10/24	5,168	5,118
4.125% 12/15/26	5,070	5,043
4.5% 1/24/22	4,210	4,372
KeyCorp. 5.1% 3/24/21	4,303	4,511
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,658
2.95% 3/1/21	4,196	4,163
3.455% 3/2/23	6,000	5,964
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,033
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,705	6,619
MUFG Americas Holdings Corp. 2.25% 2/10/20	3,292	3,245
Nordea Bank AB 2.375% 4/4/19 (a)	3,360	3,353
Regions Financial Corp.:
2.75% 8/14/22	4,704	4,555
3.2% 2/8/21	4,701	4,690
Royal Bank of Canada 2.35% 10/30/20	6,360	6,251
Royal Bank of Scotland Group PLC 5.125% 5/28/24	5,130	5,206
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	5,000	4,839
Sumitomo Mitsui Financial Group, Inc.:
2.846% 1/11/22	6,300	6,173
2.934% 3/9/21	4,046	4,009
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,626
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,249
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	7,979
2.125% 4/7/21	4,740	4,614
Wells Fargo & Co.:
3% 1/22/21	6,034	6,000
4.3% 7/22/27	4,780	4,730
Westpac Banking Corp.:
1.65% 5/13/19	4,790	4,741
2.8% 1/11/22	4,802	4,717
		334,401
Capital Markets - 3.2%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,585
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,824
Deutsche Bank AG New York Branch 3.15% 1/22/21	3,413	3,337
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,196	6,043
3.2% 2/23/23	13,500	13,215
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,098
Lazard Group LLC 4.25% 11/14/20	1,723	1,762
Moody's Corp. 2.75% 12/15/21	779	764
Morgan Stanley:
2.375% 7/23/19	3,430	3,415
2.5% 4/21/21	5,000	4,893
2.65% 1/27/20	5,010	4,980
3.125% 1/23/23	5,609	5,483
3.737% 4/24/24 (b)	5,698	5,681
3.875% 1/27/26	4,600	4,547
4.875% 11/1/22	3,010	3,138
5.625% 9/23/19	933	966
5.75% 1/25/21	4,378	4,648
7.3% 5/13/19	3,668	3,818
S&P Global, Inc. 2.5% 8/15/18	1,947	1,947
UBS AG Stamford Branch 2.375% 8/14/19	7,600	7,562
		89,706
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,615
3.5% 5/26/22	1,109	1,089
Ally Financial, Inc. 4.25% 4/15/21	7,800	7,839
Capital One Financial Corp. 3.2% 1/30/23	6,000	5,845
Discover Financial Services:
3.85% 11/21/22	196	195
5.2% 4/27/22	5,287	5,528
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,306
3.336% 3/18/21	7,800	7,747
3.339% 3/28/22	2,657	2,615
4.14% 2/15/23	5,500	5,537
4.25% 9/20/22	4,080	4,135
Hyundai Capital America:
2.55% 2/6/19 (a)	2,513	2,503
2.6% 3/19/20 (a)	6,620	6,521
3% 10/30/20 (a)	6,329	6,256
Synchrony Financial:
3% 8/15/19	1,208	1,208
3.75% 8/15/21	4,450	4,459
Toyota Motor Credit Corp. 2.6% 1/11/22	10,611	10,423
		80,821
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc. 4.35% 4/20/28 (a)	5,800	5,676
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,841
3.875% 8/15/22	3,628	3,623
4.125% 6/15/26	1,347	1,305
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,586
		18,031
Insurance - 3.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	2,130	2,097
AIA Group Ltd.:
2.25% 3/11/19 (a)	743	737
3.9% 4/6/28 (a)	8,500	8,485
American International Group, Inc.:
3.3% 3/1/21	5,232	5,241
4.2% 4/1/28	7,000	6,927
4.875% 6/1/22	6,517	6,834
Aon Corp. 5% 9/30/20	4,000	4,155
Aon PLC 3.875% 12/15/25	6,215	6,145
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (a)(b)(c)	1,929	1,929
Hartford Financial Services Group, Inc. 5.125% 4/15/22	1,889	2,009
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,644
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,925	5,127
MassMutual Global Funding II:
2.45% 11/23/20 (a)	4,750	4,681
2.5% 4/13/22 (a)	6,290	6,132
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	4,130	4,063
2.3% 4/10/19 (a)	8,370	8,348
2.65% 4/8/22 (a)	7,790	7,593
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,340
Prudential Financial, Inc. 4.5% 11/15/20	4,820	4,994
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,623
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	980	978
Unum Group:
4% 3/15/24	3,330	3,341
5.625% 9/15/20	5,021	5,279
		109,702

TOTAL FINANCIALS		632,661

HEALTH CARE - 4.2%
Biotechnology - 0.4%
AbbVie, Inc. 2.9% 11/6/22	7,275	7,101
Celgene Corp. 2.875% 8/15/20	3,000	2,981
		10,082
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories 2.9% 11/30/21	4,648	4,594
Becton, Dickinson & Co.:
2.675% 12/15/19	890	885
2.894% 6/6/22	4,633	4,499
Danaher Corp. 2.4% 9/15/20	1,130	1,120
Medtronic, Inc. 2.5% 3/15/20	6,790	6,755
		17,853
Health Care Providers & Services - 2.3%
Aetna, Inc. 2.75% 11/15/22	597	577
Anthem, Inc. 3.35% 12/1/24	6,000	5,824
CVS Health Corp.:
2.8% 7/20/20	2,854	2,834
3.7% 3/9/23	2,000	1,994
4.1% 3/25/25	5,945	5,948
4.125% 5/15/21	4,367	4,469
4.3% 3/25/28	5,860	5,816
Express Scripts Holding Co.:
2.25% 6/15/19	5,140	5,109
2.6% 11/30/20	1,311	1,287
4.75% 11/15/21	2,329	2,414
McKesson Corp. 2.284% 3/15/19	3,330	3,320
UnitedHealth Group, Inc.:
2.125% 3/15/21	4,680	4,568
2.7% 7/15/20	2,557	2,549
2.75% 2/15/23	684	667
3.35% 7/15/22	1,155	1,163
3.875% 10/15/20	5,296	5,401
WellPoint, Inc.:
3.125% 5/15/22	4,290	4,232
4.35% 8/15/20	5,502	5,644
		63,816
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,405
4.15% 2/1/24	918	937
		4,342
Pharmaceuticals - 0.8%
Actavis Funding SCS 3% 3/12/20	6,026	5,995
Mylan N.V. 4.55% 4/15/28 (a)	2,226	2,169
Mylan NV 2.5% 6/7/19	1,677	1,666
Perrigo Co. PLC 3.5% 3/15/21	2,617	2,613
Perrigo Finance PLC 3.5% 12/15/21	351	348
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,734
Zoetis, Inc.:
3.25% 2/1/23	1,553	1,535
3.45% 11/13/20	887	893
		22,953

TOTAL HEALTH CARE		119,046

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,196
3.8% 10/7/24 (a)	2,162	2,159
Harris Corp. 4.4% 6/15/28 (d)	5,600	5,658
		14,013
Airlines - 0.5%
Continental Airlines, Inc. 6.795% 8/2/18	7	7
Delta Air Lines, Inc.:
2.875% 3/13/20	6,200	6,165
3.8% 4/19/23	2,800	2,781
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	39	40
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	5,324	5,304
		14,297
Building Products - 0.1%
Masco Corp. 3.5% 4/1/21	3,053	3,049
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21	2,288	2,225
Industrial Conglomerates - 0.5%
General Electric Co. 2.7% 10/9/22	3,340	3,242
Roper Technologies, Inc.:
2.05% 10/1/18	5,730	5,723
3% 12/15/20	3,140	3,127
		12,092
Machinery - 0.3%
Deere & Co. 2.6% 6/8/22	8,200	8,036
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	914
		8,950
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.625% 7/1/22	3,000	2,881
3.375% 6/1/21	4,710	4,693
4.75% 3/1/20	2,913	2,987
International Lease Finance Corp. 5.875% 8/15/22	6,480	6,936
		17,497

TOTAL INDUSTRIALS		72,123

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	4,829	4,660
Electronic Equipment & Components - 0.4%
Amphenol Corp.:
3.125% 9/15/21	1,119	1,115
3.2% 4/1/24	1,056	1,024
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	9,430	9,596
		11,735
IT Services - 0.2%
Visa, Inc. 2.8% 12/14/22	4,670	4,603
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,270

TOTAL INFORMATION TECHNOLOGY		27,268

MATERIALS - 0.9%
Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
2.45% 5/1/20 (a)	2,969	2,939
3.3% 5/1/23 (a)	3,392	3,389
LYB International Finance II BV 3.5% 3/2/27	3,160	2,989
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,157
The Mosaic Co. 4.25% 11/15/23	5,095	5,150
		18,624
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	8,216

TOTAL MATERIALS		26,840

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	719
4.6% 4/1/22	1,262	1,308
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,603
Boston Properties, Inc.:
3.2% 1/15/25	3,000	2,862
3.85% 2/1/23	3,900	3,935
Camden Property Trust 4.25% 1/15/24	2,807	2,872
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,254
5% 7/1/25	1,529	1,571
DDR Corp.:
3.625% 2/1/25	1,358	1,295
4.25% 2/1/26	2,246	2,208
4.625% 7/15/22	6,764	6,978
Duke Realty LP:
3.625% 4/15/23	1,976	1,969
3.875% 10/15/22	3,009	3,049
Equity One, Inc. 3.75% 11/15/22	8,200	8,178
ERP Operating LP:
4.625% 12/15/21	3,194	3,322
4.75% 7/15/20	2,996	3,094
HCP, Inc. 4.25% 11/15/23	5,100	5,158
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,747	4,616
Kimco Realty Corp.:
3.2% 5/1/21	5,040	5,024
3.4% 11/1/22	2,493	2,464
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,179
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,034
4.5% 1/15/25	1,111	1,085
4.5% 4/1/27	3,298	3,138
4.95% 4/1/24	1,104	1,123
5.25% 1/15/26	3,160	3,175
Regency Centers LP 3.75% 6/15/24	2,349	2,305
Simon Property Group LP:
2.35% 1/30/22	1,248	1,205
2.625% 6/15/22	4,174	4,049
		84,772
Real Estate Management & Development - 1.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	4,400	4,416
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,303
3.95% 7/1/22	4,592	4,654
Liberty Property LP:
4.125% 6/15/22	1,971	2,013
4.75% 10/1/20	7,111	7,331
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,204
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,673
Tanger Properties LP 3.75% 12/1/24	3,076	2,955
Ventas Realty LP:
3.125% 6/15/23	885	860
4% 3/1/28	1,168	1,131
Washington Prime Group LP 3.85% 4/1/20	4,940	4,807
		35,347

TOTAL REAL ESTATE		120,119

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
2.3% 3/11/19	3,110	3,100
2.45% 6/30/20	2,237	2,209
2.8% 2/17/21	7,750	7,654
3% 6/30/22	2,110	2,059
3.4% 5/15/25	4,920	4,686
3.6% 2/17/23	2,810	2,789
5.875% 10/1/19	287	298
British Telecommunications PLC 2.35% 2/14/19	1,992	1,985
SBA Tower Trust 3.156% 10/15/20 (a)	4,730	4,644
Verizon Communications, Inc.:
1.75% 8/15/21	1,403	1,340
2.946% 3/15/22	2,884	2,833
3% 11/1/21	9,890	9,832
5.15% 9/15/23	4,000	4,293
		47,722
UTILITIES - 4.0%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,659
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	5,715
Commonwealth Edison Co. 4% 8/1/20	4,400	4,491
Duke Energy Corp. 1.8% 9/1/21	1,793	1,711
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	392
Edison International 2.95% 3/15/23	1,206	1,167
Eversource Energy:
2.5% 3/15/21	2,923	2,880
2.8% 5/1/23	4,679	4,532
Exelon Corp.:
2.85% 6/15/20	934	928
3.497% 6/1/22 (b)	5,741	5,688
FirstEnergy Corp. 4.25% 3/15/23	4,000	4,077
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,189
ITC Holdings Corp. 2.7% 11/15/22 (a)	3,739	3,627
LG&E and KU Energy LLC 3.75% 11/15/20	19	19
Nevada Power Co. 6.5% 8/1/18	2,033	2,046
Pacific Gas & Electric Co. 3.25% 9/15/21	662	657
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,360
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,076
Southern Co. 2.35% 7/1/21	7,954	7,739
Tampa Electric Co. 5.4% 5/15/21	1,635	1,726
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,765
Wisconsin Electric Power Co. 2.95% 9/15/21	768	763
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,696
		65,903
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,361
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	806	786
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	6,000	5,737
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,763
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	4,542	4,315
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (b)(c)	4,221	4,137
2% 8/15/21	1,807	1,724
NiSource Finance Corp. 2.65% 11/17/22	5,299	5,117
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,048
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,602
Sempra Energy:
2.875% 10/1/22	1,677	1,639
3.4% 2/1/28	5,950	5,624
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	3,383	3,345
		43,051

TOTAL UTILITIES		111,101

TOTAL NONCONVERTIBLE BONDS
(Cost $1,545,922)		1,539,712

U.S. Treasury Obligations - 30.2%
U.S. Treasury Notes:
1.375% 3/31/20	$145,521	$142,827
1.875% 9/30/22	59,113	57,220
2.125% 6/30/22	72,706	71,232
2.125% 5/15/25	243,797	233,437
2.25% 2/15/27	232,456	221,587
2.375% 8/15/24	124,200	121,415
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $871,353)		847,718

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.4%
2.5% 1/1/33	6,336	6,139
5.5% 6/1/18 to 6/1/36	3,424	3,718
6.5% 7/1/32 to 8/1/36	1,914	2,141
7% 8/1/25 to 2/1/32	8	9
7.5% 11/1/22 to 8/1/29	76	84

TOTAL FANNIE MAE		12,091

Freddie Mac - 0.2%
4.5% 8/1/18	48	48
5.5% 3/1/34 to 7/1/35	5,306	5,783
7.5% 7/1/27 to 1/1/33	14	16

TOTAL FREDDIE MAC		5,847

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,395	1,591
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $19,539)		19,529

Asset-Backed Securities - 2.9%
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	$7,686	$7,568
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 0.750% 3.0847% 2/25/35 (b)(c)	1,234	1,238
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	1,464	1,461
Capital One Multi-Asset Execution Trust Series 2017-A1 Class A1, 2% 1/17/23	7,787	7,685
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	2,053	2,033
Discover Card Master Trust Series 2016-A3 Class A3, 1.85% 10/16/23	4,337	4,216
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	5,346	5,403
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,535	12,462
Series 2015-1 Class A, 2.12% 7/15/26 (a)	7,657	7,559
Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	6,040
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (a)(b)(c)	245	240
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (a)(b)(c)	89	87
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (a)(b)(c)	147	138
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (a)(b)(c)	56	52
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (b)(c)	2,280	1,680
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 7.2097% 8/25/34 (b)(c)	186	119
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (b)(c)	642	640
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (b)(c)	665	666
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.54% 11/15/23 (a)	2,515	2,505
Santander Retail Auto Lease Trust Series 2018-A Class A3, 2.93% 5/20/21 (a)	4,808	4,802
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (b)(c)	7	7
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (b)(c)	168	165
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	3,020	3,055
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (a)(b)(c)(e)	1,745	1,081
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	5,682	5,642
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	6,085	5,994
TOTAL ASSET-BACKED SECURITIES
(Cost $80,162)		82,538

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (b)(c)	133	131
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	7	7

TOTAL PRIVATE SPONSOR		138

U.S. Government Agency - 1.2%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	11,003	10,689
Series 2013-16 Class GP, 3% 3/25/33	9,677	9,678
Series 2015-28 Class JE, 3% 5/25/45	7,422	7,371
Series 2016-19 Class AH, 3% 4/25/46	4,788	4,753
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	864	902

TOTAL U.S. GOVERNMENT AGENCY		33,393

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $35,243)		33,531

Commercial Mortgage Securities - 5.0%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	352	352
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (b)(f)	25	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	5,071	5,082
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33 (a)(b)(c)	13	13
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (a)(b)(c)	232	218
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (a)(b)(c)	17	13
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (a)(b)(c)	75	70
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (a)(b)(c)	36	33
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (a)(b)(c)	33	30
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (a)(b)(c)	29	26
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (a)(b)(c)	29	23
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (a)(b)(c)	31	24
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (a)(b)(c)	16	13
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (a)(b)(c)	176	163
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (a)(b)(c)	183	180
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (a)(b)(c)	171	167
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (a)(b)(c)	80	72
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (a)(b)(c)	43	38
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (a)(b)(c)	35	28
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (a)(b)(c)	140	131
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (a)(b)(c)	48	44
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (a)(b)(c)	51	46
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (a)(b)(c)	80	69
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (a)(b)(c)	95	80
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (a)(b)(c)	49	46
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	4,917
Class D, 3.768% 4/10/28 (a)	1,568	1,565
Citigroup Commercial Mortgage Trust sequential payer Series 2014-GC23 Class A3, 3.356% 7/10/47	5,277	5,267
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,527	1,502
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,094	5,073
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,530
Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,288	7,214
Series 2014-CR15 Class A2, 2.928% 2/10/47	5,571	5,576
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	6,240	6,243
Class CFX, 3.4949% 12/15/34 (a)(b)	2,801	2,794
GS Mortgage Securities Trust sequential payer Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,003	7,339
Class A3, 3.482% 1/10/45	3,142	3,181
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	6,367	6,504
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C10 Class A5, 3.1425% 12/15/47	2,478	2,464
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.31% 8/15/46 (b)	1,650	1,717
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,432
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,305	4,334
Morgan Stanley Capital I Trust sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,747
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(b)	3,484	3,397
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (a)(b)(c)	4,710	4,733
SBA Tower Trust 3.168% 4/9/47 (a)	6,190	6,123
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.5469% 11/15/26 (a)(b)(c)	5,801	5,801
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2306% 12/15/50 (b)(f)	94,684	7,017
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,464
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,901	2,859
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	5,954
Series 2013-C11 Class ASB, 2.63% 3/15/45	8,256	8,195
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,346
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $141,521)		139,249

Municipal Securities - 0.6%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	10,827
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,490
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,757
TOTAL MUNICIPAL SECURITIES
(Cost $16,163)		16,074

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,578
Province of Quebec 2.375% 1/31/22	6,291	6,154
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,087)		16,732

Bank Notes - 1.6%
Capital One NA 2.95% 7/23/21	3,430	3,375
Citizens Bank NA 2.25% 10/30/20	4,523	4,422
Compass Bank 2.875% 6/29/22	3,074	2,974
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,458
3.1% 6/4/20	3,441	3,428
Fifth Third Bank 2.875% 10/1/21	3,440	3,403
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,494
PNC Bank NA:
2.15% 4/29/21	3,170	3,079
2.45% 11/5/20	4,458	4,391
2.55% 12/9/21	6,260	6,136
RBS Citizens NA 2.5% 3/14/19	1,899	1,896
SunTrust Bank 2.75% 5/1/23	4,300	4,158
TOTAL BANK NOTES
(Cost $46,074)		45,214
	Shares	Value (000s)

Fixed-Income Funds - 1.1%
Fidelity Specialized High Income Central Fund (g)
(Cost $31,561)	304,153	30,114

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.76% (h)
(Cost $23,458)	23,453,480	23,458
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,828,083)		2,793,869
NET OTHER ASSETS (LIABILITIES) - 0.4%		11,411
NET ASSETS - 100%		$2,805,280

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $367,059,000 or 13.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$173
Fidelity Specialized High Income Central Fund	1,741
Total	$1,914

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$30,042	$1,741	$--	$--	$(1,669)	$30,114	4.3%
Total	$30,042	$1,741	$--	$--	$(1,669)	$30,114

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,539,712	$--	$1,539,712	$--
U.S. Government and Government Agency Obligations	847,718	--	847,718	--
U.S. Government Agency - Mortgage Securities	19,529	--	19,529	--
Asset-Backed Securities	82,538	--	81,457	1,081
Collateralized Mortgage Obligations	33,531	--	33,531	--
Commercial Mortgage Securities	139,249	--	139,249	--
Municipal Securities	16,074	--	16,074	--
Foreign Government and Government Agency Obligations	16,732	--	16,732	--
Bank Notes	45,214	--	45,214	--
Fixed-Income Funds	30,114	30,114	--	--
Money Market Funds	23,458	23,458	--	--
Total Investments in Securities:	$2,793,869	$53,572	$2,739,216	$1,081
Derivative Instruments:
Liabilities
Swaps	$--	$--	$--	$--
Total Liabilities	$--	$--	$--	$--
Total Derivative Instruments:	$--	$--	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

May 31, 2018

STP-QTLY-0718
1.804842.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 2.5%
American Honda Finance Corp. 2% 2/14/20	$12,600	$12,423
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	20,000	19,714
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,602
2.2% 5/5/20 (a)	15,650	15,388
2.3% 1/6/20 (a)	12,000	11,871
2.3% 2/12/21 (a)	15,000	14,623
3.35% 5/4/21 (a)	15,000	15,015
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,027
2.4% 5/9/19	5,000	4,977
2.65% 4/13/20	8,943	8,860
3.15% 1/15/20	2,000	2,001
3.55% 4/9/21	6,966	6,974
4.2% 3/1/21	6,000	6,110
		138,585
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,085	9,000
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	8,106	7,965
Media - 1.4%
21st Century Fox America, Inc. 4.5% 2/15/21	20,000	20,667
CBS Corp. 2.3% 8/15/19	5,200	5,158
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	21,210	21,253
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.9118% 9/20/19 (b)(c)	9,726	9,774
Time Warner Cable, Inc. 6.75% 7/1/18	10,885	10,916
Time Warner, Inc. 4.75% 3/29/21	5,980	6,211
		73,979

TOTAL CONSUMER DISCRETIONARY		229,529

CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	22,878	22,660
Diageo Capital PLC 3% 5/18/20	12,050	12,088
		34,748
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	15,100	14,936
Food Products - 0.6%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.8928% 4/16/21 (b)(c)	10,000	10,020
3.2% 4/16/21	2,089	2,085
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 2.7681% 5/30/19 (b)(c)	11,349	11,374
2.65% 8/15/19	6,460	6,447
		29,926
Tobacco - 1.9%
Bat Capital Corp. 2.297% 8/14/20 (a)	37,620	36,861
BAT International Finance PLC:
3 month U.S. LIBOR + 0.510% 2.6345% 6/15/18 (a)(b)(c)	10,000	10,000
2.75% 6/15/20 (a)	15,080	14,939
Imperial Tobacco Finance PLC 2.05% 7/20/18 (a)	25,710	25,693
Philip Morris International, Inc. 1.375% 2/25/19	10,998	10,899
Reynolds American, Inc. 3.25% 6/12/20	7,781	7,785
		106,177

TOTAL CONSUMER STAPLES		185,787

ENERGY - 3.2%
Energy Equipment & Services - 0.6%
Petrofac Ltd. 3.4% 10/10/18 (a)	12,265	12,185
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	17,766	17,732
		29,917
Oil, Gas & Consumable Fuels - 2.6%
BP Capital Markets PLC:
1.676% 5/3/19	3,128	3,100
1.768% 9/19/19	12,266	12,118
2.315% 2/13/20	10,676	10,586
Cenovus Energy, Inc. 3% 8/15/22	3,323	3,191
Columbia Pipeline Group, Inc. 2.45% 6/1/18	8,097	8,097
DCP Midstream Operating LP 2.7% 4/1/19	544	541
Energy Transfer Partners LP 2.5% 6/15/18	3,456	3,456
Enterprise Products Operating LP:
2.55% 10/15/19	7,751	7,700
2.8% 2/15/21	4,353	4,314
EQT Corp. 2.5% 10/1/20	5,508	5,395
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	571
Kinder Morgan, Inc. 3.05% 12/1/19	9,592	9,593
Petroleos Mexicanos 5.375% 3/13/22	14,290	14,646
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.9194% 2/26/21 (b)(c)	9,545	9,564
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,460	10,312
Shell International Finance BV 2.125% 5/11/20	9,067	8,961
TransCanada PipeLines Ltd.:
2.125% 11/15/19	12,200	12,060
3.125% 1/15/19	5,527	5,537
Western Gas Partners LP 5.375% 6/1/21	12,000	12,483
		142,225

TOTAL ENERGY		172,142

FINANCIALS - 23.1%
Banks - 12.1%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.7654% 1/19/21 (a)(b)(c)	4,000	4,001
2.1% 1/18/19 (a)	20,230	20,150
Bank of America Corp.:
2.25% 4/21/20	5,084	5,015
2.369% 7/21/21 (b)	10,000	9,818
2.6% 1/15/19	15,519	15,515
2.625% 10/19/20	22,200	21,996
2.65% 4/1/19	8,000	8,000
Barclays Bank PLC 2.65% 1/11/21	12,000	11,764
Barclays PLC:
2.75% 11/8/19	14,000	13,925
3.25% 1/12/21	6,858	6,785
BNP Paribas SA 2.7% 8/20/18	12,311	12,320
BPCE SA 2.5% 12/10/18	18,000	17,984
Capital One NA:
2.35% 8/17/18	10,500	10,497
2.35% 1/31/20	15,650	15,460
Citibank NA 1.85% 9/18/19	16,000	15,819
Citigroup, Inc.:
2.05% 6/7/19	31,921	31,661
2.45% 1/10/20	10,150	10,055
2.5% 7/29/19	8,367	8,346
2.75% 4/25/22	10,000	9,712
3.142% 1/24/23 (b)	12,100	11,906
Citizens Bank NA:
2.25% 3/2/20	12,000	11,822
2.45% 12/4/19	1,240	1,232
2.55% 5/13/21	10,093	9,889
Commonwealth Bank of Australia 2.05% 3/15/19	12,500	12,448
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	17,072
Discover Bank 2.6% 11/13/18	7,250	7,248
Fifth Third Bancorp:
2.875% 7/27/20	7,135	7,104
4.5% 6/1/18	5,894	5,894
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.9256% 5/18/21 (b)(c)	12,000	12,014
2.95% 5/25/21	12,415	12,258
Huntington National Bank:
2.375% 3/10/20	12,000	11,856
3.25% 5/14/21	12,000	11,992
ING Bank NV:
3 month U.S. LIBOR + 0.690% 2.998% 10/1/19 (a)(b)(c)	5,200	5,228
2.7% 8/17/20 (a)	3,116	3,084
ING Groep NV 3.15% 3/29/22	20,350	19,981
JPMorgan Chase & Co.:
2.2% 10/22/19	3,329	3,305
2.25% 1/23/20	4,447	4,397
2.35% 1/28/19	11,485	11,470
2.55% 10/29/20	4,750	4,686
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.8607% 5/7/21 (b)(c)	12,150	12,146
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	7,065	7,010
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,073	4,015
Regions Bank 2.75% 4/1/21	11,226	11,060
Regions Financial Corp.:
2.75% 8/14/22	9,767	9,458
3.2% 2/8/21	6,820	6,805
Royal Bank of Canada:
1.5% 7/29/19	12,690	12,530
2.125% 3/2/20	15,000	14,789
2.15% 10/26/20	20,000	19,567
Sumitomo Mitsui Banking Corp.:
2.05% 1/18/19	16,150	16,096
2.514% 1/17/20	12,000	11,886
SunTrust Bank 2.25% 1/31/20	25,000	24,729
The Toronto-Dominion Bank:
1.45% 8/13/19	14,925	14,713
2.25% 11/5/19	13,700	13,623
2.5% 12/14/20	9,901	9,770
Wells Fargo & Co. 2.6% 7/22/20	17,500	17,281
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,838
2.15% 3/6/20	12,400	12,227
		663,252
Capital Markets - 4.2%
Cboe Global Markets, Inc. 1.95% 6/28/19	11,637	11,526
Deutsche Bank AG 2.7% 7/13/20	25,500	24,973
Deutsche Bank AG London Branch:
2.5% 2/13/19	1,000	994
2.85% 5/10/19	16,350	16,200
Deutsche Bank AG New York Branch 3.15% 1/22/21	6,717	6,567
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.8888% 12/13/19 (b)(c)	15,000	15,116
1.95% 7/23/19	12,000	11,895
2% 4/25/19	9,100	9,041
2.55% 10/23/19	15,830	15,768
2.625% 1/31/19	20,185	20,191
IntercontinentalExchange, Inc. 2.75% 12/1/20	7,267	7,235
Moody's Corp.:
2.75% 7/15/19	12,276	12,254
2.75% 12/15/21	1,564	1,533
Morgan Stanley:
2.375% 7/23/19	5,730	5,705
2.5% 1/24/19	15,000	14,987
2.625% 11/17/21	14,942	14,575
2.65% 1/27/20	12,000	11,928
S&P Global, Inc. 2.5% 8/15/18	3,751	3,751
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	14,963
UBS AG Stamford Branch 2.375% 8/14/19	9,006	8,961
		228,163
Consumer Finance - 3.9%
American Express Credit Corp.:
1.875% 11/5/18	7,800	7,781
2.2% 3/3/20	10,275	10,146
2.25% 5/5/21	9,000	8,783
2.6% 9/14/20	16,520	16,353
Capital One Financial Corp. 2.5% 5/12/20	17,000	16,781
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,546
Ford Motor Credit Co. LLC:
1.897% 8/12/19	10,000	9,865
2.262% 3/28/19	20,170	20,075
2.425% 6/12/20	10,000	9,838
2.597% 11/4/19	10,000	9,941
2.681% 1/9/20	9,933	9,865
3.336% 3/18/21	25,885	25,710
4.14% 2/15/23	6,000	6,041
Hyundai Capital America 2% 7/1/19 (a)	9,125	8,996
Synchrony Financial:
2.6% 1/15/19	20,271	20,238
3% 8/15/19	6,020	6,018
Toyota Motor Credit Corp.:
1.55% 10/18/19	5,644	5,554
1.95% 4/17/20	12,100	11,916
		212,447
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	1,043	1,039
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,131
		6,170
Insurance - 2.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,051
AFLAC, Inc. 2.4% 3/16/20	13,291	13,189
AIA Group Ltd. 2.25% 3/11/19 (a)	8,000	7,940
American International Group, Inc. 2.3% 7/16/19	25,278	25,123
Aon Corp. 5% 9/30/20	5,671	5,891
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	13,491	13,352
2.55% 10/15/18	7,356	7,354
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	12,300	12,133
2.05% 6/12/20 (a)	15,230	14,931
Pricoa Global Funding I 1.9% 9/21/18 (a)	5,750	5,739
Principal Life Global Funding II 2.25% 10/15/18 (a)	11,570	11,557
Protective Life Global Funding 2.161% 9/25/20 (a)	15,172	14,835
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	16,742	16,702
		152,797

TOTAL FINANCIALS		1,262,829

HEALTH CARE - 4.7%
Biotechnology - 0.4%
AbbVie, Inc. 2.5% 5/14/20	15,888	15,742
Amgen, Inc. 2.2% 5/22/19	8,204	8,164
		23,906
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories:
2.35% 11/22/19	5,551	5,519
2.9% 11/30/21	6,090	6,019
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9436% 12/29/20 (b)(c)	14,032	14,067
2.404% 6/5/20	16,230	15,949
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9275% 3/19/21 (b)(c)	8,625	8,646
		50,200
Health Care Providers & Services - 1.2%
Anthem, Inc. 2.5% 11/21/20	12,140	11,957
Cardinal Health, Inc. 1.95% 6/15/18	1,765	1,765
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.7773% 3/9/21 (b)(c)	12,000	12,078
3.35% 3/9/21	13,655	13,681
Express Scripts Holding Co.:
2.6% 11/30/20	2,683	2,635
4.75% 11/15/21	4,763	4,938
Humana, Inc. 2.5% 12/15/20	7,580	7,463
UnitedHealth Group, Inc. 3.35% 7/15/22	10,000	10,067
		64,584
Pharmaceuticals - 2.2%
Actavis Funding SCS:
3% 3/12/20	15,452	15,373
3.45% 3/15/22	11,000	10,855
GlaxoSmithKline Capital PLC 3.125% 5/14/21	12,280	12,310
Mylan NV 2.5% 6/7/19	17,230	17,118
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,114
Roche Holdings, Inc. 2.25% 9/30/19 (a)	15,000	14,906
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	20,000	19,712
2.4% 9/23/21	5,816	5,597
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	10,682	10,436
2.2% 7/21/21	10,000	9,184
Zoetis, Inc. 3.45% 11/13/20	1,708	1,719
		119,324

TOTAL HEALTH CARE		258,014

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. 2.08% 10/15/20	11,340	11,094
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,087
		16,181
Airlines - 0.4%
Continental Airlines, Inc. 6.795% 8/2/18	5	5
Delta Air Lines, Inc.:
2.875% 3/13/20	15,450	15,362
3.4% 4/19/21	8,454	8,465
		23,832
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	2,790	2,756
Industrial Conglomerates - 0.1%
Roper Technologies, Inc. 2.05% 10/1/18	5,750	5,743
Machinery - 0.2%
John Deere Capital Corp. 2.35% 1/8/21	10,000	9,858
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/20	6,030	5,922
2.5% 3/1/21	6,552	6,409
2.625% 9/4/18	5,039	5,038
International Lease Finance Corp. 5.875% 8/15/22	12,000	12,844
		30,213

TOTAL INDUSTRIALS		88,583

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 2.2% 4/1/20	15,000	14,810
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	13,790	13,843
Tyco Electronics Group SA 2.375% 12/17/18	1,388	1,387
		30,040
IT Services - 0.1%
The Western Union Co. 3.65% 8/22/18	3,751	3,761
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	8,263	8,244
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	16,730	16,745

TOTAL INFORMATION TECHNOLOGY		58,790

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,696	6,691
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.2%
ERP Operating LP 2.375% 7/1/19	7,103	7,056
Real Estate Management & Development - 0.4%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,432
3.4% 10/1/20	9,129	9,159
Washington Prime Group LP 3.85% 4/1/20	9,340	9,088
		22,679

TOTAL REAL ESTATE		29,735

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.3% 3/11/19	7,280	7,256
2.45% 6/30/20	13,309	13,143
BellSouth Corp. 4.333% 4/26/19 (a)(b)	20,000	20,250
British Telecommunications PLC 2.35% 2/14/19	11,567	11,527
Deutsche Telekom International Financial BV 6.75% 8/20/18	7,038	7,099
Verizon Communications, Inc. 2.946% 3/15/22	2,835	2,785
		62,060
UTILITIES - 4.8%
Electric Utilities - 2.5%
American Electric Power Co., Inc. 2.15% 11/13/20	7,619	7,454
Duke Energy Corp.:
1.8% 9/1/21	3,796	3,623
2.1% 6/15/18	13,883	13,882
Edison International 2.125% 4/15/20	15,000	14,734
Eversource Energy 2.5% 3/15/21	7,387	7,278
Exelon Corp.:
2.85% 6/15/20	6,843	6,802
3.497% 6/1/22 (b)	10,555	10,457
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.6431% 11/6/20 (b)(c)	28,725	28,726
ITC Holdings Corp. 2.7% 11/15/22 (a)	7,621	7,392
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.9416% 3/27/20 (b)(c)	3,420	3,422
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	2,594	2,588
PPL Capital Funding, Inc. 1.9% 6/1/18	4,643	4,643
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000	1,000
Southern Co. 1.85% 7/1/19	23,180	22,931
		134,932
Gas Utilities - 0.3%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.7194% 11/29/19 (b)(c)	12,200	12,203
3 month U.S. LIBOR + 0.550% 2.6569% 3/12/20 (b)(c)	3,037	3,039
		15,242
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
2.15% 6/15/19	1,698	1,680
2.7% 6/15/21	1,671	1,629
Southern Power Co. 1.5% 6/1/18	9,011	9,011
		12,320
Multi-Utilities - 1.8%
Berkshire Hathaway Energy Co.:
2% 11/15/18	7,527	7,511
2.375% 1/15/21	11,369	11,156
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,220
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	6,389	6,070
1.6% 8/15/19	4,062	3,994
1.875% 1/15/19	15,000	14,916
2.5% 12/1/19	10,591	10,510
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	5,942
Sempra Energy:
1.625% 10/7/19	10,647	10,454
2.4% 2/1/20	15,050	14,881
Wisconsin Energy Corp. 1.65% 6/15/18	10,459	10,455
		99,109

TOTAL UTILITIES		261,603

TOTAL NONCONVERTIBLE BONDS
(Cost $2,642,088)		2,615,763

U.S. Treasury Obligations - 24.9%
U.S. Treasury Notes:
1.125% 2/28/21	$361,476	$348,019
1.375% 3/31/20	213,454	209,502
1.5% 5/15/20	369,578	363,052
1.75% 12/31/20	145,000	142,230
1.75% 11/30/21	240,000	233,109
1.875% 6/30/20	27,682	27,367
2% 1/15/21	37,154	36,666
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,374,247)		1,359,945

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.4%
3.5% 1/1/26 to 9/1/29	16,222	16,519
4.5% 6/1/19 to 7/1/20	18	18
5.5% 7/1/18 to 11/1/34	5,628	6,140
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		22,678

Freddie Mac - 0.3%
3.5% 8/1/26	8,322	8,467
4% 6/1/24 to 4/1/26	3,666	3,771
4.5% 8/1/18 to 11/1/18	172	172
5% 4/1/20	96	97
8.5% 5/1/26 to 7/1/28	81	93

TOTAL FREDDIE MAC		12,600

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	579	655
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $36,695)		35,933

Asset-Backed Securities - 16.4%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$660	$676
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	9,320	9,243
Ally Master Owner Trust:
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 2.4669% 1/15/21 (b)(c)	10,000	10,026
Series 2018-1 Class A1, 2.7% 1/17/23	12,380	12,292
Series 2018-2 Class A, 3.29% 5/15/23	13,920	13,920
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,048
Series 2017-3 Class A, 1.77% 11/15/22	12,660	12,426
Series 2017-6 Class A, 2.04% 5/15/23	10,120	9,936
Series 2018-4 Class A, 2.99% 12/15/23	11,070	11,104
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A3, 1.81% 10/8/20	2,833	2,828
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,298
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,612
Series 2018-A1 Class A1, 2.7% 7/17/23	14,000	13,918
Series 2018-A2 Class A2, 3% 9/15/23	11,170	11,199
BMW Vehicle Lease Trust Series 2017-2 Class A3, 2.07% 10/20/20	5,965	5,906
BMW Vehicle Owner Trust Series 2016-A Class A3, 1.16% 11/25/20	8,192	8,122
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	7,086	7,020
Series 2018-1A Class A3, 3.088% 11/19/21 (a)	9,302	9,308
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	2,940	2,934
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,449
Series 2016-A3 Class A3, 1.34% 4/15/22	16,750	16,527
Series 2016-A4 Class A4, 1.33% 6/15/22	13,463	13,240
Series 2017-A1 Class A1, 2% 1/17/23	12,000	11,843
Series 2017-A4 Class A4, 1.99% 7/17/23	12,165	11,937
Series 2018-A1 Class A1, 3.01% 2/15/24	7,366	7,364
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	2,412	2,405
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	11,221	11,075
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	4,911
Series 2017-4 Class A3, 2.15% 10/17/22	5,039	4,970
Carmax Auto Owner Trust 2018-2 Series 2018-1 Class A3, 2.98% 1/17/23	6,019	6,032
Chase Issuance Trust Series 2016-A5 Class A5, 1.27% 7/15/21	16,850	16,596
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	9,690	9,593
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	259	259
Citibank Credit Card Issuance Trust:
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	13,849
Series 2017-A8 Class A8, 1.86% 8/8/22	15,000	14,665
Series 2017-A9 Class A9, 1.8% 9/20/21	12,226	12,086
Series 2018-A1 Class A1, 2.539% 1/20/23	14,396	14,252
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	4,522	4,511
CNH Equipment Trust Series 2018-A Class A3, 3.23% 7/17/23	10,123	10,121
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	1,822	1,820
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.7131% 3/25/32 (b)(c)	7	8
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/34 (b)(c)	261	241
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	4,152	4,111
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	11,273	11,144
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,618
Series 2016-A4 Class A4, 1.39% 3/15/22	13,612	13,383
DLL Securitization Trust Series 2017-A Class A3, 2.14% 12/15/21 (a)	9,856	9,725
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	3,591	3,576
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	6,346	6,312
Fannie Mae Series 2004-T5 Class AB1, 1 month U.S. LIBOR + 0.250% 2.3715% 5/28/35 (b)(c)	525	510
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	7,509	7,407
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	2,810	2,811
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,128
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,592
Series 2015-C Class A3, 1.41% 2/15/20	2,494	2,488
Series 2016-B Class A3, 1.33% 10/15/20	7,065	7,017
Series 2017-A Class A3, 1.67% 6/15/21	11,089	10,958
Series 2018-A Class A3, 3.03% 11/15/22	10,989	10,987
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,188
Series 2016-3 Class A1, 1.55% 7/15/21	8,000	7,895
Series 2017-2 Class A1, 2.16% 9/15/22	12,180	11,986
Series 2018-1 Class A1, 2.95% 5/15/21	11,000	10,980
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (a)(b)(c)	39	38
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (a)(b)(c)	14	14
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (a)(b)(c)	24	22
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (a)(b)(c)	9	8
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	11,672	11,496
GM Financial Securitized Term Automobile Recievables Trust 2.39% 7/18/22	5,240	5,182
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	10,000	9,921
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,902
Series 2018-2 Class A2, 3.25% 3/15/23 (a)	10,641	10,661
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.5971% 6/25/34 (b)(c)	80	80
Honda Auto Receivables Owner Trust Series 2016-2 Class A3, 1.39% 4/15/20	3,449	3,431
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	5,538	5,507
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	3,608	3,598
Series 2018-A Class A3, 2.79% 7/15/22	7,041	7,033
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,814
John Deere Owner Trust Series 2018-A Class A3, 2.72% 4/18/22	10,804	10,758
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (b)(c)	359	264
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.15% 8/15/22 (a)	13,952	13,990
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	9,711	9,660
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	10,979	10,881
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.000% 0% 5/16/22 (a)(b)(c)	10,150	10,150
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	9,021	9,021
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.3771% 3/25/66 (a)(b)(c)	3,367	3,373
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	6,768	6,706
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	12,029	11,896
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,055
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.5103% 10/30/45 (b)(c)	1,181	1,173
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (b)(c)	845	845
Prosper Marketplace Issuance T 3.11% 6/17/24 (a)	9,290	9,292
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	5,296	5,285
Series 2017-3A Class A, 2.54% 11/15/23 (a)	5,104	5,084
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.58% 1/20/21 (a)	11,959	11,840
Series 2018-A Class A3, 2.93% 5/20/21 (a)	9,389	9,376
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	5,448	5,418
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	10,965	10,903
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	7,272	7,172
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (b)(c)	65	65
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.9945% 9/15/33 (b)(c)	801	800
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	9,550	9,512
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (b)(c)	340	335
Tesla Auto Lease Trust Series 2018-A Class A, 2.62% 12/20/19 (a)	8,518	8,492
Toyota Auto Receivables Owner Trust:
Series 2016-B Class A3, 1.3% 4/15/20	3,760	3,739
Series 2018-B Class A3, 2.96% 9/15/22	10,784	10,813
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	6,271	6,218
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (a)(b)(c)(d)	261	162
USAA Auto Owner Trust Series 2017-1 Class A3, 1.79% 5/17/21	4,166	4,125
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	11,851	11,767
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,742
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,309
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	12,364	12,180
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	785	785
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	1,185	1,177
TOTAL ASSET-BACKED SECURITIES
(Cost $902,901)		895,456

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.2%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6288% 5/27/35 (a)(b)	1,893	1,890
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	7,686	7,619
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (b)(c)	131	129
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	9	9

TOTAL PRIVATE SPONSOR		9,647

U.S. Government Agency - 1.0%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.2597% 5/25/45 (b)(c)	14,418	14,417
sequential payer Series 2001-40 Class Z, 6% 8/25/31	303	330
Series 2016-27:
Class HK, 3% 1/25/41	12,726	12,614
Class KG, 3% 1/25/40	6,261	6,201
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.3097% 7/25/46 (b)(c)	15,655	15,716
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	1,449	1,513
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	7,857	7,820

TOTAL U.S. GOVERNMENT AGENCY		58,611

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $69,329)		68,258

Commercial Mortgage Securities - 3.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (b)(f)	92	1
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	4,926	4,840
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33 (a)(b)(c)	14	14
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (a)(b)(c)	1,259	1,181
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (a)(b)(c)	52	40
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (a)(b)(c)	401	373
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (a)(b)(c)	142	131
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (a)(b)(c)	178	163
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (a)(b)(c)	97	89
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (a)(b)(c)	97	78
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (a)(b)(c)	99	76
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (a)(b)(c)	18	14
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (a)(b)(c)	707	657
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (a)(b)(c)	144	141
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (a)(b)(c)	135	132
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (a)(b)(c)	65	58
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (a)(b)(c)	36	32
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (a)(b)(c)	29	23
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (a)(b)(c)	185	173
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (a)(b)(c)	140	128
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (a)(b)(c)	149	134
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (a)(b)(c)	242	208
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (a)(b)(c)	380	318
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (a)(b)(c)	143	135
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 2.4471% 9/25/37 (a)(b)(c)	1,630	1,153
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(f)	11,625	0
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.9687% 10/15/32 (a)(b)(c)	8,686	8,697
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.6869% 7/15/32 (a)(b)(c)	9,099	9,108
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.7469% 7/15/32 (a)(b)(c)	8,384	8,460
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,793	8,757
Series 2014-CR18 Class ASB, 3.452% 7/15/47	15,681	15,837
Series 2012-CR4 Class ASB, 2.436% 10/15/45	6,589	6,518
Series 2014-CR15 Class A2, 2.928% 2/10/47	1,375	1,376
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	3,734	3,670
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.6469% 7/15/32 (a)(b)(c)	12,462	12,470
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	750	748
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.327% 12/15/34 (a)(b)(c)	2,920	2,920
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 3.0969% 2/15/27 (a)(b)(c)	1,085	1,085
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	6,436	6,516
Series 2017-GS8 Class A1, 2.159% 11/10/50	11,226	11,015
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	7,490	7,498
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	5,174	5,230
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	4,291	4,333
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	38	39
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.3469% 10/15/33 (a)(b)(c)	4,543	4,554
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.6969% 9/15/28 (a)(b)(c)	2,215	2,221
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	3,878	3,804
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (a)(b)(c)	9,294	9,339
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.5469% 11/15/26 (a)(b)(c)	11,678	11,678
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 3.2687% 6/15/29 (a)(b)(c)	7,734	7,744
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	968	967
Series 2016-LC25 Class A1, 1.795% 12/15/59	3,511	3,445
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	2,718	2,675
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2012-C9 Class ASB, 2.445% 11/15/45	2,845	2,811
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,321	1,316
Series 2013-C14 Class ASB, 2.977% 6/15/46	8,961	8,959
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,492
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $192,042)		187,574

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	11,500	11,724
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	15,510	15,287
TOTAL MUNICIPAL SECURITIES
(Cost $27,223)		27,011

Foreign Government and Government Agency Obligations - 0.2%
Ontario Province 1.25% 6/17/19		$
(Cost $8,953)	9,000	$8,880

Bank Notes - 2.3%
Citibank NA 2.1% 6/12/20	15,430	15,167
Citizens Bank NA 2.3% 12/3/18	10,896	10,877
Discover Bank 3.1% 6/4/20	5,758	5,736
Fifth Third Bank 2.375% 4/25/19	7,425	7,407
KeyBank NA:
2.25% 3/16/20	$3,604	$3,557
2.5% 12/15/19	4,770	4,741
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,080	1,078
PNC Bank NA:
1.45% 7/29/19	12,033	11,854
1.95% 3/4/19	11,500	11,452
2.45% 11/5/20	10,000	9,850
RBS Citizens NA 2.5% 3/14/19	3,813	3,806
Regions Financial Corp. 2.25% 9/14/18	17,720	17,701
Svenska Handelsbanken AB 3.35% 5/24/21	12,125	12,175
Wells Fargo Bank NA 2.6% 1/15/21	10,000	9,846
TOTAL BANK NOTES
(Cost $126,267)		125,247

Commercial Paper - 0.8%
Catholic Health Initiatives 2.8% 7/13/18	32,358	32,282
Sempra Global 2.4% 8/20/18	10,000	9,943
TOTAL COMMERCIAL PAPER
(Cost $42,199)		42,225
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.76% (g)
(Cost $24,848)	24,843,369	24,848
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.9%
With:
Mizuho Securities U.S.A., Inc. at:
2.8%, dated 2/7/18 due 8/6/18 (Collateralized by U.S. Treasury Obligations valued at $21,821,836, 0.38%, 7/15/23)	21,294	20,998
2.97%, dated 2/28/18 due 8/27/18 (Collateralized by U.S. Treasury Obligations valued at $43,168,772, 2.75%, 4/30/23)	42,624	41,997
Morgan Stanley & Co., Inc. at:
2.53%, dated 5/9/18 due 8/7/18 (Collateralized by Mortgage Loan Obligations valued at $24,217,826, 0.00% - 7.58%, 12/10/18 - 7/25/59)(b)(c)(h)	22,139	22,000
2.55%, dated 3/14/18 due 6/12/18 (Collateralized by U.S. Treasury Obligations valued at $20,519,625, 0.00% - 7.75%, 3/1/21 - 3/22/51)(b)(c)(h)	20,127	20,000
TOTAL REPURCHASE AGREEMENTS
(Cost $105,000)		104,995
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $5,551,792)		5,496,135
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(30,167)
NET ASSETS - 100%		$5,465,968

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $804,328,000 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$337
Total	$337

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,615,763	$--	$2,615,763	$--
U.S. Government and Government Agency Obligations	1,359,945	--	1,359,945	--
U.S. Government Agency - Mortgage Securities	35,933	--	35,933	--
Asset-Backed Securities	895,456	--	895,294	162
Collateralized Mortgage Obligations	68,258	--	68,258	--
Commercial Mortgage Securities	187,574	--	187,574	--
Municipal Securities	27,011	--	27,011	--
Foreign Government and Government Agency Obligations	8,880	--	8,880	--
Bank Notes	125,247	--	125,247	--
Commercial Paper	42,225	--	42,225	--
Money Market Funds	24,848	24,848	--	--
Repurchase Agreements	104,995	--	104,995	--
Total Investments in Securities:	$5,496,135	$24,848	$5,471,125	$162

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

May 31, 2018

UBI-QTLY-0718
1.816026.113

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	$7,950	$7,632
1.7% 9/9/21	4,500	4,311
2.125% 10/10/18	6,550	6,543
2.15% 3/13/20	8,550	8,437
2.25% 8/15/19	7,650	7,607
2.3% 9/9/26	5,000	4,558
Ford Motor Co. 4.75% 1/15/43	7,650	6,826
General Motors Co.:
5.2% 4/1/45	4,270	4,040
6.6% 4/1/36	5,840	6,495
6.75% 4/1/46	7,155	8,146
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,634
3.25% 1/5/23	7,200	7,006
3.85% 1/5/28	7,000	6,573
4% 1/15/25	6,170	6,052
4% 10/6/26	3,680	3,535
4.3% 7/13/25	12,400	12,276
4.375% 9/25/21	9,190	9,410
		116,081
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	2,062
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	4,750	4,706
3.75% 8/21/28	4,650	4,526
4.3% 2/21/48	4,970	4,859
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,644
3.959% 7/1/38	4,725	5,003
Northwestern University 4.643% 12/1/44	3,350	3,877
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,414
3.619% 10/1/37	1,000	998
Rice University 3.774% 5/15/55	1,900	1,862
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,293
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,225
University of Southern California 5.25% 10/1/2111	2,000	2,430
		41,899
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,296
3.7% 1/30/26	16,870	16,868
4.45% 3/1/47	5,680	5,708
4.875% 12/9/45	5,430	5,790
6.3% 3/1/38	7,045	8,912
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,798
Starbucks Corp.:
2.45% 6/15/26	10,000	9,246
3.85% 10/1/23	1,875	1,935
		53,553
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	6,480	6,272
3.15% 8/22/27 (a)	10,460	10,083
3.875% 8/22/37 (a)	5,060	5,044
4.05% 8/22/47 (a)	12,940	12,886
4.25% 8/22/57 (a)	6,640	6,617
4.8% 12/5/34	6,000	6,657
		47,559
Media - 0.9%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	6,910
5.4% 10/1/43	3,875	4,369
5.65% 8/15/20	1,000	1,055
6.15% 3/1/37	3,955	4,775
6.15% 2/15/41	10,500	12,842
6.9% 3/1/19	2,110	2,175
6.9% 8/15/39	2,000	2,607
7.75% 12/1/45	3,160	4,615
AOL Time Warner, Inc. 2.95% 7/15/26	8,000	7,281
CBS Corp.:
3.375% 2/15/28	10,550	9,569
4% 1/15/26	6,000	5,864
4.6% 1/15/45	7,300	6,793
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	11,000	10,331
4.908% 7/23/25	7,980	8,115
5.75% 4/1/48	5,230	5,103
6.384% 10/23/35	13,450	14,272
6.484% 10/23/45	4,690	4,987
Comcast Corp.:
1.625% 1/15/22	10,500	9,911
2.35% 1/15/27	23,800	20,894
3.125% 7/15/22	3,000	2,960
3.15% 3/1/26	5,000	4,701
3.3% 2/1/27	11,910	11,222
3.375% 8/15/25	13,700	13,173
3.969% 11/1/47	5,200	4,585
4.65% 7/15/42	9,000	8,861
4.75% 3/1/44	5,400	5,365
5.7% 7/1/19	8,500	8,761
6.4% 3/1/40	1,000	1,216
6.55% 7/1/39	3,000	3,696
6.95% 8/15/37	6,700	8,608
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,280
4.875% 4/1/43	4,900	4,495
5.05% 6/1/20	3,200	3,317
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,638
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,238
6.75% 7/1/18	1,162	1,165
7.3% 7/1/38	4,000	4,715
8.75% 2/14/19	2,368	2,461
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,979
3.55% 6/1/24	3,000	2,934
3.6% 7/15/25	6,340	6,114
3.8% 2/15/27	9,000	8,696
4% 1/15/22	1,000	1,017
4.65% 6/1/44	3,000	2,802
4.85% 7/15/45	3,000	2,889
Viacom, Inc.:
4.25% 9/1/23	7,775	7,762
4.375% 3/15/43	2,635	2,255
5.625% 9/15/19	1,000	1,032
Walt Disney Co.:
1.85% 5/30/19	1,500	1,490
1.85% 7/30/26	5,110	4,493
2.3% 2/12/21	4,740	4,671
2.55% 2/15/22	2,810	2,762
3% 7/30/46	4,500	3,677
3.15% 9/17/25	9,470	9,297
4.125% 6/1/44	5,700	5,671
5.5% 3/15/19	2,000	2,046
		319,512
Multiline Retail - 0.1%
Dollar Tree, Inc. 3.7% 5/15/23	8,700	8,669
Kohl's Corp. 4.75% 12/15/23	2,128	2,194
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,499
4.3% 2/15/43	4,750	3,784
Nordstrom, Inc.:
4% 3/15/27	4,510	4,306
5% 1/15/44	2,000	1,798
Target Corp.:
3.875% 7/15/20	3,000	3,069
4% 7/1/42	7,000	6,730
		35,049
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,863
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,738
3.25% 4/15/25	4,000	3,850
3.7% 4/15/22	5,500	5,554
3.75% 6/1/27	5,804	5,619
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,000
3% 4/1/26	10,030	9,655
3.75% 2/15/24	6,725	6,876
3.9% 6/15/47	3,400	3,317
4.2% 4/1/43	1,575	1,598
4.25% 4/1/46	3,280	3,352
4.875% 2/15/44	2,875	3,202
5.875% 12/16/36	10,400	13,034
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	3,201
4.05% 5/3/47	8,000	7,756
4.625% 4/15/20	2,000	2,053
4.65% 4/15/42	6,500	6,887
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,853
		91,408
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	4,019

TOTAL CONSUMER DISCRETIONARY		709,080

CONSUMER STAPLES - 1.8%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,825	2,728
2.65% 2/1/21	19,340	19,156
3.3% 2/1/23	10,250	10,192
3.65% 2/1/26	60,530	59,437
4.625% 2/1/44	5,750	5,734
4.7% 2/1/36	4,870	4,997
4.9% 2/1/46	18,180	18,872
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,720	8,444
3.75% 1/15/22	8,000	8,138
4.439% 10/6/48	7,394	7,171
4.6% 4/15/48	10,550	10,514
8.2% 1/15/39	2,800	4,050
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	9,524
3.7% 12/6/26	7,550	7,348
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,798
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,712
3% 7/15/26	17,400	15,834
4.2% 7/15/46	13,230	11,778
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,830
2.25% 5/2/22	12,000	11,632
2.375% 10/6/26	6,750	6,153
3% 10/15/27	18,210	17,355
3.6% 8/13/42	3,000	2,811
4.25% 10/22/44	6,000	6,156
4.45% 4/14/46	800	845
4.875% 11/1/40	2,300	2,575
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,830
2.875% 10/27/25	9,580	9,195
3.15% 11/15/20	3,700	3,742
		287,551
Food & Staples Retailing - 0.2%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	5,833
Kroger Co.:
2.65% 10/15/26	2,850	2,542
3.5% 2/1/26	4,000	3,800
5.15% 8/1/43	2,725	2,751
Sysco Corp.:
3.3% 7/15/26	3,280	3,131
3.75% 10/1/25	5,700	5,667
Walgreen Co. 3.1% 9/15/22	2,850	2,802
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	4,724
4.65% 6/1/46	5,500	5,197
Walmart, Inc.:
3.3% 4/22/24	19,000	19,151
4.3% 4/22/44	6,000	6,353
5.625% 4/1/40	2,000	2,489
5.625% 4/15/41	4,600	5,715
6.5% 8/15/37	8,275	11,147
		81,302
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,525
ConAgra Foods, Inc. 3.2% 1/25/23	8,805	8,608
General Mills, Inc.:
2.2% 10/21/19	7,000	6,931
3.7% 10/17/23	13,950	13,921
4.2% 4/17/28	17,200	16,977
5.65% 2/15/19	13,501	13,779
H.J. Heinz Co.:
3% 6/1/26	13,000	11,824
4.375% 6/1/46	1,830	1,624
5% 7/15/35	3,500	3,491
5.2% 7/15/45	5,180	5,175
Kellogg Co.:
3.125% 5/17/22	1,875	1,850
3.25% 4/1/26	3,720	3,508
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,620
5% 6/4/42	2,825	2,732
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,653
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,604
Unilever Capital Corp.:
2% 7/28/26	2,000	1,779
2.2% 3/6/19	7,475	7,458
3.1% 7/30/25	2,900	2,819
		131,878
Household Products - 0.1%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,276
2.4% 3/1/22	5,200	5,069
2.4% 6/1/23	8,000	7,719
3.2% 7/30/46	2,500	2,180
Procter & Gamble Co.:
1.9% 11/1/19	4,000	3,965
2.3% 2/6/22	4,700	4,600
2.85% 8/11/27	4,500	4,308
3.1% 8/15/23	10,000	10,022
		46,139
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	10,043
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,856
4.25% 8/9/42	9,780	9,162
Bat Capital Corp.:
2.764% 8/15/22 (a)	9,500	9,154
3.222% 8/15/24 (a)	10,300	9,837
3.557% 8/15/27 (a)	9,500	8,935
4.54% 8/15/47 (a)	11,340	10,718
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,564
2.125% 5/10/23	3,100	2,916
2.75% 2/25/26	3,750	3,492
3.875% 8/21/42	4,825	4,366
4.5% 3/26/20	2,000	2,060
4.875% 11/15/43	6,000	6,249
6.375% 5/16/38	1,450	1,783
Reynolds American, Inc.:
4.45% 6/12/25	7,060	7,142
4.85% 9/15/23	1,800	1,885
5.85% 8/15/45	4,240	4,708
7.25% 6/15/37	7,220	9,200
		113,027

TOTAL CONSUMER STAPLES		669,940

ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 5.125% 9/15/40	2,000	2,160
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,487
Halliburton Co.:
3.8% 11/15/25	10,380	10,347
5% 11/15/45	7,540	8,132
7.45% 9/15/39	1,500	2,036
		26,162
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,855
4.85% 3/15/21	10,145	10,502
6.2% 3/15/40	2,000	2,301
6.45% 9/15/36	2,675	3,151
6.6% 3/15/46	4,650	5,768
Apache Corp. 5.1% 9/1/40	3,000	3,042
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,882
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,772
2.315% 2/13/20	1,800	1,785
2.5% 11/6/22	3,000	2,906
2.521% 1/15/20	6,000	5,974
3.017% 1/16/27	9,500	9,012
3.062% 3/17/22	3,750	3,733
3.245% 5/6/22	7,750	7,749
3.279% 9/19/27	12,740	12,340
4.5% 10/1/20	2,000	2,071
4.75% 3/10/19	1,000	1,016
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,864
4.95% 6/1/47	6,400	6,772
6.25% 3/15/38	6,850	8,239
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,633
3.8% 9/15/23	1,750	1,716
4.25% 4/15/27	9,500	9,125
5.4% 6/15/47	9,400	9,346
6.75% 11/15/39	2,000	2,246
Chevron Corp.:
1.718% 6/24/18	7,525	7,523
1.961% 3/3/20	8,625	8,526
2.1% 5/16/21	13,750	13,455
2.193% 11/15/19	11,400	11,326
2.954% 5/16/26	11,000	10,566
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,036
4.5% 6/1/25	3,325	3,353
ConocoPhillips Co.:
3.35% 5/15/25	6,810	6,741
4.95% 3/15/26	24,550	26,451
5.95% 3/15/46	6,000	7,562
6.5% 2/1/39	7,529	9,721
DCP Midstream Operating LP 3.875% 3/15/23	3,775	3,633
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,947
5% 6/15/45	3,500	3,664
5.6% 7/15/41	2,875	3,198
Ecopetrol SA:
5.375% 6/26/26	4,740	4,854
5.875% 5/28/45	3,800	3,633
7.375% 9/18/43	4,940	5,551
Enbridge Energy Partners LP 4.2% 9/15/21	8,700	8,803
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,745
5.5% 12/1/46	14,490	15,785
Encana Corp.:
3.9% 11/15/21	4,900	4,947
6.5% 2/1/38	5,000	6,017
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,346
4.15% 10/1/20	4,500	4,570
5.15% 3/15/45	8,000	7,189
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,741
3.95% 2/15/27	25,880	25,857
4.05% 2/15/22	9,325	9,538
4.85% 8/15/42	2,500	2,546
4.85% 3/15/44	5,000	5,096
4.9% 5/15/46	4,280	4,398
5.7% 2/15/42	2,000	2,266
7.55% 4/15/38	2,000	2,684
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,724
5.625% 6/1/19	1,000	1,026
Exxon Mobil Corp.:
2.726% 3/1/23	10,000	9,840
3.043% 3/1/26	8,330	8,095
3.567% 3/6/45	6,650	6,199
Hess Corp.:
3.5% 7/15/24	3,800	3,631
5.6% 2/15/41	3,400	3,453
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,414
3.45% 2/15/23	12,200	11,983
3.5% 9/1/23	2,000	1,953
3.95% 9/1/22	7,000	7,035
5% 3/1/43	1,000	942
5.5% 3/1/44	6,997	7,092
5.625% 9/1/41	1,000	1,030
6.55% 9/15/40	3,000	3,294
Kinder Morgan, Inc.:
5.2% 3/1/48	4,000	3,947
5.3% 12/1/34	8,550	8,648
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	5,282
5% 3/1/26	3,000	3,206
6.55% 7/15/19	4,592	4,767
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,898
5.2% 6/1/45	5,000	5,351
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,046
6.5% 3/1/41	1,000	1,195
MPLX LP:
4.125% 3/1/27	9,450	9,214
4.7% 4/15/48	12,200	11,692
5.2% 3/1/47	6,120	6,229
Nexen, Inc. 5.875% 3/10/35	3,710	4,297
Noble Energy, Inc. 4.95% 8/15/47	13,800	14,256
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,854
3.125% 2/15/22	2,000	1,999
3.4% 4/15/26	3,400	3,333
4.1% 2/15/47	2,820	2,776
4.4% 4/15/46	5,100	5,207
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,004
3.375% 10/1/22	5,000	4,948
ONEOK, Inc. 4.95% 7/13/47	5,850	5,900
Petro-Canada 6.8% 5/15/38	8,445	11,012
Petroleos Mexicanos:
3.5% 1/30/23	6,725	6,308
4.625% 9/21/23	10,420	10,205
4.875% 1/24/22	18,010	18,100
5.35% 2/12/28 (a)	9,680	9,090
5.5% 6/27/44	2,748	2,296
5.625% 1/23/46	5,680	4,805
6.35% 2/12/48 (a)	12,800	11,648
6.375% 1/23/45	10,400	9,500
6.5% 3/13/27	17,020	17,331
6.75% 9/21/47	13,236	12,507
Phillips 66 Co.:
4.875% 11/15/44	1,000	1,059
5.875% 5/1/42	9,500	11,242
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,860
4.65% 10/15/25	12,250	12,265
4.9% 2/15/45	1,900	1,744
5.75% 1/15/20	1,000	1,038
6.65% 1/15/37	2,795	3,073
Shell International Finance BV:
1.75% 9/12/21	6,500	6,263
2.125% 5/11/20	8,300	8,203
2.375% 8/21/22	3,000	2,909
3.25% 5/11/25	4,160	4,080
4% 5/10/46	4,000	3,899
4.375% 5/11/45	13,300	13,768
6.375% 12/15/38	4,200	5,470
Spectra Energy Partners LP:
2.95% 9/25/18	2,877	2,878
3.375% 10/15/26	16,310	15,201
4.75% 3/15/24	4,825	4,965
Statoil ASA:
2.25% 11/8/19	8,000	7,954
3.7% 3/1/24	3,650	3,717
5.1% 8/17/40	2,000	2,270
Suncor Energy, Inc.:
4% 11/15/47	5,000	4,784
6.85% 6/1/39	2,000	2,631
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	7,071
5.3% 4/1/44	5,800	5,306
5.4% 10/1/47	5,500	5,142
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,696
5.75% 6/24/44	1,900	1,990
Total Capital International SA:
2.1% 6/19/19	4,275	4,252
2.7% 1/25/23	1,900	1,851
2.75% 6/19/21	6,000	5,963
2.875% 2/17/22	4,175	4,140
3.75% 4/10/24	2,000	2,028
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,820
4.875% 1/15/26	5,000	5,257
4.875% 5/15/48	4,920	5,048
6.1% 6/1/40	6,700	7,806
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	7,750	7,535
4.6% 3/15/48 (a)	4,000	3,887
Valero Energy Corp. 6.625% 6/15/37	5,420	6,692
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,373
4% 7/1/22	3,000	2,985
4.5% 3/1/28	7,000	6,946
5.3% 3/1/48	7,000	6,827
Williams Partners LP:
3.35% 8/15/22	2,800	2,749
3.75% 6/15/27	23,360	22,101
3.9% 1/15/25	3,525	3,440
		942,808

TOTAL ENERGY		968,970

FINANCIALS - 8.2%
Banks - 4.5%
Asian Development Bank:
2.25% 1/20/21	2,948	2,914
2.5% 11/2/27	6,700	6,413
2.625% 1/12/27	6,500	6,307
2.75% 3/17/23	9,580	9,531
2.75% 1/19/28	4,900	4,784
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	6,640	6,644
Bank of America Corp.:
2.503% 10/21/22	9,000	8,627
2.6% 1/15/19	545	545
2.625% 4/19/21	7,000	6,888
2.65% 4/1/19	17,925	17,925
3.004% 12/20/23 (b)	10,595	10,284
3.248% 10/21/27	3,750	3,504
3.366% 1/23/26 (b)	10,600	10,241
3.419% 12/20/28 (b)	18,125	17,124
3.593% 7/21/28 (b)	11,100	10,633
3.705% 4/24/28 (b)	8,800	8,486
4% 4/1/24	4,864	4,929
4% 1/22/25	6,000	5,935
4.1% 7/24/23	7,000	7,157
4.183% 11/25/27	5,150	5,046
4.2% 8/26/24	8,500	8,571
4.25% 10/22/26	4,000	3,996
4.443% 1/20/48 (b)	15,250	15,262
4.45% 3/3/26	13,000	13,110
5% 1/21/44	5,370	5,759
Bank of Montreal 2.375% 1/25/19	3,700	3,695
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,031
4.5% 12/16/25	15,880	15,897
Barclays PLC:
2.75% 11/8/19	10,000	9,946
3.25% 1/12/21	7,500	7,420
4.337% 1/10/28	5,600	5,345
4.375% 1/12/26	5,000	4,863
4.836% 5/9/28	9,600	9,070
4.95% 1/10/47	6,000	5,640
5.25% 8/17/45	5,600	5,481
BB&T Corp. 2.75% 4/1/22	8,870	8,685
Bnp Paribas Mtn Be 2.375% 5/21/20	11,600	11,467
BNP Paribas SA 2.7% 8/20/18	4,900	4,904
BPCE SA:
2.25% 1/27/20	4,000	3,941
2.5% 7/15/19	12,100	12,030
4% 4/15/24	2,000	2,007
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	3,005
Capital One NA:
2.25% 9/13/21	9,000	8,672
2.4% 9/5/19	7,000	6,951
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	11,250	10,597
2.35% 8/2/21	21,100	20,475
2.5% 9/26/18	750	750
2.5% 7/29/19	7,400	7,382
2.55% 4/8/19	3,700	3,695
2.75% 4/25/22	14,590	14,170
3.142% 1/24/23 (b)	23,000	22,631
3.668% 7/24/28 (b)	7,580	7,231
3.7% 1/12/26	11,130	10,820
3.887% 1/10/28 (b)	4,500	4,376
4.125% 7/25/28	15,440	14,913
4.4% 6/10/25	4,000	4,005
4.6% 3/9/26	6,000	6,057
4.75% 5/18/46	7,870	7,659
5.3% 5/6/44	2,000	2,112
5.5% 9/13/25	5,000	5,344
5.875% 1/30/42	1,675	1,973
8.125% 7/15/39	8,000	11,479
Citizens Bank NA 2.65% 5/26/22	20,380	19,751
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,229
4.3% 12/3/25	1,891	1,893
Comerica, Inc. 3.8% 7/22/26	3,650	3,540
Commonwealth Bank of Australia 2.3% 3/12/20	7,550	7,452
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	14,659
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,658
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,541
3.8% 6/9/23	20,000	19,838
4.55% 4/17/26	8,500	8,567
4.875% 5/15/45	5,000	5,030
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,971
3.625% 9/9/24	3,425	3,394
Discover Bank:
3.45% 7/27/26	12,750	11,885
4.2% 8/8/23	7,000	7,074
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,142
5% 4/11/22	6,170	6,479
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,265
3.5% 3/15/22	1,650	1,656
4.5% 6/1/18	824	824
8.25% 3/1/38	2,079	2,882
HSBC Holdings PLC:
2.65% 1/5/22	21,000	20,374
3.4% 3/8/21	10,600	10,623
3.9% 5/25/26	11,000	10,813
4.25% 8/18/25	5,600	5,522
4.375% 11/23/26	28,700	28,298
4.875% 1/14/22	10,100	10,541
5.1% 4/5/21	2,800	2,932
5.25% 3/14/44	4,600	4,771
6.5% 9/15/37	10,500	12,563
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,587
2.625% 9/24/18	7,500	7,503
3.5% 6/23/24	7,000	6,903
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,329
2.6% 8/2/18	4,675	4,676
3.15% 3/14/21	9,500	9,476
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,003
1.75% 4/14/22	1,875	1,807
1.875% 6/16/20	5,270	5,207
1.875% 3/15/21	3,900	3,816
2% 6/2/26	4,000	3,719
2.125% 1/18/22	6,100	5,976
2.375% 7/7/27	6,730	6,395
2.5% 1/18/23	6,960	6,862
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	14,974
1.875% 7/21/26	3,800	3,421
2.125% 2/10/25	2,000	1,867
2.25% 11/4/26	5,230	4,847
2.375% 11/16/22	11,486	11,120
2.75% 1/21/26	3,170	3,070
2.875% 6/1/27	7,600	7,373
JPMorgan Chase & Co.:
2.25% 1/23/20	8,875	8,775
2.35% 1/28/19	23,000	22,970
2.776% 4/25/23 (b)	5,000	4,859
2.95% 10/1/26	25,230	23,483
3.25% 9/23/22	4,000	3,971
3.3% 4/1/26	9,000	8,610
3.375% 5/1/23	1,900	1,862
3.54% 5/1/28 (b)	17,000	16,323
3.559% 4/23/24 (b)	10,000	9,946
3.875% 9/10/24	7,725	7,650
3.882% 7/24/38 (b)	4,500	4,195
3.964% 11/15/48 (b)	9,400	8,665
4.005% 4/23/29 (b)	9,460	9,364
4.125% 12/15/26	5,875	5,843
4.35% 8/15/21	2,000	2,064
4.5% 1/24/22	13,000	13,502
4.625% 5/10/21	1,500	1,562
4.85% 2/1/44	5,000	5,309
4.95% 6/1/45	2,550	2,634
5.5% 10/15/40	5,700	6,505
5.6% 7/15/41	1,500	1,738
5.625% 8/16/43	5,000	5,612
6.3% 4/23/19	10,000	10,312
KeyBank NA 3.4% 5/20/26	5,000	4,780
KeyCorp. 2.9% 9/15/20	5,800	5,778
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,469
4.344% 1/9/48	15,000	13,032
4.65% 3/24/26	8,600	8,488
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	9,893
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,813
2.998% 2/22/22	9,200	9,054
3.85% 3/1/26	6,580	6,562
3.961% 3/2/28	22,000	22,101
Mizuho Financial Group, Inc.:
2.953% 2/28/22	8,600	8,416
3.549% 3/5/23	12,000	11,936
National Australia Bank Ltd. 2.5% 5/22/22	10,000	9,673
Nordic Investment Bank 2.125% 2/1/22	3,800	3,707
Oesterreichische Kontrollbank 2.375% 10/1/21	4,725	4,650
Osterreichische Kontrollbank AG 1.125% 4/26/19	3,300	3,261
PNC Bank NA:
2.6% 7/21/20	6,680	6,624
2.625% 2/17/22	12,000	11,734
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,671
PNC Funding Corp. 6.7% 6/10/19	2,500	2,599
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,279
4.5% 1/11/21	1,000	1,033
5.25% 5/24/41	3,000	3,405
Rabobank Nederland:
3.75% 7/21/26	19,250	18,123
4.375% 8/4/25	6,000	5,905
Rabobank Nederland New York Branch:
2.75% 1/10/23	17,000	16,462
3.375% 5/21/25	3,750	3,670
Regions Financial Corp.:
2.75% 8/14/22	7,580	7,340
3.2% 2/8/21	22,090	22,040
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,492
2.75% 2/1/22	13,000	12,769
4.65% 1/27/26	12,990	13,281
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,709
4.8% 4/5/26	6,600	6,613
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	10,920	10,568
Societe Generale SA 2.625% 10/1/18	3,750	3,751
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,689
2.45% 1/16/20	5,000	4,952
2.5% 7/19/18	4,351	4,352
3.4% 7/11/24	5,725	5,673
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	14,552
2.778% 10/18/22	7,550	7,310
2.784% 7/12/22	10,490	10,191
2.846% 1/11/22	10,600	10,386
3.102% 1/17/23	9,000	8,827
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	2,997
2.5% 5/1/19	2,000	1,995
3.3% 5/15/26	7,600	7,233
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,740
Synchrony Bank 3% 6/15/22	7,000	6,752
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	13,835
U.S. Bancorp:
2.625% 1/24/22	13,875	13,622
3.1% 4/27/26	9,000	8,484
4.125% 5/24/21	3,000	3,095
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,633
2.6% 7/22/20	7,640	7,545
2.625% 7/22/22	14,780	14,221
3% 10/23/26	20,330	18,865
3.3% 9/9/24	4,625	4,475
3.45% 2/13/23	3,675	3,610
3.55% 9/29/25	4,240	4,125
3.9% 5/1/45	4,760	4,415
4.1% 6/3/26	3,225	3,173
4.4% 6/14/46	7,140	6,661
4.48% 1/16/24	3,816	3,912
4.75% 12/7/46	16,000	15,847
4.9% 11/17/45	2,770	2,780
5.375% 11/2/43	1,850	1,967
5.606% 1/15/44	11,380	12,463
Westpac Banking Corp.:
2% 8/19/21	8,580	8,259
2.3% 5/26/20	3,000	2,965
2.5% 6/28/22	25,430	24,544
2.85% 5/13/26	4,750	4,427
4.875% 11/19/19	3,700	3,807
Zions Bancorp. 4.5% 6/13/23	207	210
		1,672,456
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,614
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	9,783
2.8% 5/4/26	5,630	5,284
2.95% 1/29/23	15,000	14,721
BlackRock, Inc.:
3.5% 3/18/24	2,900	2,924
4.25% 5/24/21	6,500	6,734
Brighthouse Financial, Inc. 4.7% 6/22/47	9,500	8,205
Deutsche Bank AG 4.5% 4/1/25	3,000	2,688
Deutsche Bank AG New York Branch:
2.95% 8/20/20	9,800	9,593
3.3% 11/16/22	9,200	8,746
4.1% 1/13/26	21,800	20,241
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,849
Franklin Resources, Inc. 2.85% 3/30/25	3,800	3,626
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,473
2.55% 10/23/19	11,000	10,957
2.625% 1/31/19	12,850	12,854
2.9% 7/19/18	2,800	2,802
3% 4/26/22	16,720	16,414
3.2% 2/23/23	23,170	22,681
3.5% 1/23/25	5,000	4,836
3.625% 1/22/23	9,000	8,985
3.75% 2/25/26	5,820	5,653
3.85% 7/8/24	3,800	3,783
3.85% 1/26/27	24,440	23,666
4.25% 10/21/25	5,000	4,952
5.25% 7/27/21	4,500	4,746
5.75% 1/24/22	4,300	4,627
5.95% 1/15/27	15,000	16,469
6% 6/15/20	1,650	1,744
6.75% 10/1/37	14,860	17,825
IntercontinentalExchange, Inc.:
2.5% 10/15/18	4,675	4,675
3.75% 12/1/25	5,750	5,762
4% 10/15/23	3,750	3,840
Lazard Group LLC 4.25% 11/14/20	2,650	2,710
Merrill Lynch & Co., Inc. 7.75% 5/14/38	4,175	5,711
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.45% 4/22/39 (b)(c)	7,560	7,498
2.375% 7/23/19	7,550	7,517
2.5% 1/24/19	6,000	5,995
2.625% 11/17/21	17,380	16,954
2.65% 1/27/20	11,000	10,934
2.75% 5/19/22	12,000	11,691
3.125% 1/23/23	36,200	35,385
3.125% 7/27/26	5,600	5,244
3.591% 7/22/28 (b)	8,500	8,103
3.7% 10/23/24	6,000	5,954
3.75% 2/25/23	6,775	6,798
3.875% 4/29/24	14,680	14,740
3.875% 1/27/26	5,250	5,190
3.95% 4/23/27	19,030	18,327
3.971% 7/22/38 (b)	6,250	5,856
4.3% 1/27/45	2,000	1,920
4.375% 1/22/47	8,000	7,800
5.5% 7/28/21	3,400	3,613
5.625% 9/23/19	2,000	2,070
5.75% 1/25/21	5,000	5,309
6.375% 7/24/42	2,900	3,597
7.25% 4/1/32	1,000	1,289
7.3% 5/13/19	3,000	3,123
State Street Corp. 2.65% 5/19/26	7,550	7,056
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,325
5.45% 5/15/19	2,000	2,053
Thomson Reuters Corp.:
3.35% 5/15/26	7,000	6,444
4.7% 10/15/19	4,000	4,085
		536,043
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,276
3.65% 7/21/27	4,500	4,139
3.875% 1/23/28	15,700	14,623
4.5% 5/15/21	14,100	14,422
4.625% 7/1/22	9,450	9,693
American Express Co.:
2.5% 8/1/22	12,560	12,067
4.05% 12/3/42	6,975	6,828
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,366
Capital One Financial Corp.:
3.2% 1/30/23	13,920	13,560
3.75% 7/28/26	9,750	9,118
3.75% 3/9/27	23,200	22,143
4.75% 7/15/21	4,000	4,152
Caterpillar Financial Services Corp.:
1.7% 8/9/21	9,390	9,008
2% 3/5/20	3,900	3,844
2.1% 6/9/19	1,600	1,593
2.25% 12/1/19	6,600	6,555
2.4% 8/9/26	2,850	2,610
2.85% 6/1/22	4,000	3,955
Discover Financial Services 5.2% 4/27/22	1,000	1,046
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,418
2.875% 10/1/18	1,575	1,576
3.2% 1/15/21	3,600	3,579
3.219% 1/9/22	3,500	3,444
3.336% 3/18/21	4,250	4,221
3.815% 11/2/27	10,630	9,993
4.134% 8/4/25	7,000	6,869
4.25% 9/20/22	1,800	1,824
4.375% 8/6/23	4,000	4,043
4.389% 1/8/26	3,290	3,264
5.875% 8/2/21	11,375	12,109
Synchrony Financial:
2.7% 2/3/20	8,000	7,937
3% 8/15/19	5,675	5,674
3.7% 8/4/26	4,723	4,353
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,944
2.1% 1/17/19	6,000	5,983
2.125% 7/18/19	10,400	10,365
2.15% 3/12/20	6,750	6,666
2.6% 1/11/22	8,000	7,858
2.7% 1/11/23	10,000	9,744
2.75% 5/17/21	2,600	2,581
		267,443
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,462
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	6,079
Berkshire Hathaway, Inc.:
3.125% 3/15/26	11,500	11,146
4.5% 2/11/43	2,000	2,116
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,499
3.9% 3/15/27	5,640	5,345
4.125% 6/15/26	7,550	7,315
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	12,250	11,948
3.5% 1/15/28	7,000	6,442
3.875% 1/15/27	8,100	7,717
Export Development Canada:
1% 6/15/18	5,290	5,288
2.75% 3/15/23	14,300	14,197
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,572
3.373% 11/15/25	10,000	9,604
4.418% 11/15/35	20,239	19,384
General Electric Capital Corp.:
4.65% 10/17/21	2,005	2,091
5.875% 1/14/38	4,474	5,086
6.875% 1/10/39	1,146	1,455
Goldman Sachs Group, Inc. 4.75% 10/21/45	15,780	15,878
ING U.S., Inc. 5.7% 7/15/43	3,750	4,159
International Bank for Reconstruction & Development:
1% 10/5/18	9,630	9,596
1.375% 5/24/21	5,659	5,443
2% 1/26/22	32,427	31,541
International Finance Corp. 2.25% 1/25/21	1,870	1,850
KfW:
1.125% 8/6/18	5,700	5,690
1.5% 2/6/19	4,200	4,176
1.5% 6/15/21	29,860	28,757
1.75% 10/15/19	15,575	15,421
1.875% 6/30/20	5,670	5,584
2% 5/2/25	3,825	3,584
2.125% 3/7/22	8,182	7,974
2.375% 12/29/22	17,739	17,351
2.5% 11/20/24	10,425	10,117
2.875% 4/3/28	15,360	15,157
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	8,500	7,712
2.5% 11/15/27	8,840	8,447
Ontario Province:
2% 1/30/19	5,000	4,984
2.55% 2/12/21	9,850	9,768
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,493
Voya Financial, Inc. 3.65% 6/15/26	15,789	15,131
		366,559
Insurance - 0.6%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,117
4.35% 11/3/45	4,000	4,138
5.9% 6/15/19	3,000	3,093
AFLAC, Inc. 4% 10/15/46	3,780	3,566
Allstate Corp.:
3.28% 12/15/26	4,720	4,564
4.2% 12/15/46	7,560	7,513
American International Group, Inc.:
3.375% 8/15/20	5,775	5,803
3.75% 7/10/25	2,850	2,780
3.875% 1/15/35	2,700	2,439
3.9% 4/1/26	3,770	3,676
4.2% 4/1/28	10,000	9,896
4.5% 7/16/44	8,875	8,329
4.75% 4/1/48	4,000	3,933
4.875% 6/1/22	9,000	9,437
6.4% 12/15/20	2,900	3,127
Aon PLC:
3.5% 6/14/24	2,000	1,969
4% 11/27/23	3,000	3,048
4.6% 6/14/44	1,600	1,574
4.75% 5/15/45	5,880	5,847
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,450
Hartford Financial Services Group, Inc.:
4.4% 3/15/48	9,710	9,570
5.125% 4/15/22	4,750	5,052
Lincoln National Corp. 3.625% 12/12/26	6,000	5,774
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,825
2.35% 3/6/20	4,750	4,701
2.55% 10/15/18	5,800	5,799
3.5% 6/3/24	1,900	1,887
4.05% 10/15/23	6,775	6,905
4.2% 3/1/48	4,870	4,733
4.35% 1/30/47	2,800	2,789
MetLife, Inc.:
4.6% 5/13/46	2,000	2,048
4.721% 12/15/44 (b)	5,000	5,196
5.875% 2/6/41	2,400	2,830
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	7,815
Progressive Corp. 2.45% 1/15/27	4,740	4,303
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,899
3.878% 3/27/28	6,400	6,372
3.905% 12/7/47	550	503
3.935% 12/7/49	10,719	9,846
4.418% 3/27/48	6,350	6,395
5.7% 12/14/36	380	441
7.375% 6/15/19	3,000	3,137
The Chubb Corp. 6.5% 5/15/38	3,510	4,582
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,490
6.25% 6/15/37	8,350	10,543
		212,734

TOTAL FINANCIALS		3,055,235

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,661
2.5% 5/14/20	7,100	7,035
2.9% 11/6/22	5,700	5,563
3.6% 5/14/25	9,000	8,768
4.3% 5/14/36	6,260	6,057
4.4% 11/6/42	4,775	4,575
4.45% 5/14/46	7,000	6,714
4.7% 5/14/45	8,980	9,019
Amgen, Inc.:
2.2% 5/22/19	11,425	11,369
2.6% 8/19/26	10,500	9,505
3.125% 5/1/25	2,000	1,923
3.875% 11/15/21	9,600	9,815
4.4% 5/1/45	4,000	3,887
4.663% 6/15/51	12,474	12,421
Celgene Corp.:
2.875% 8/15/20	3,000	2,981
3.875% 8/15/25	9,500	9,309
4.35% 11/15/47	5,500	4,946
4.55% 2/20/48	5,000	4,633
5% 8/15/45	4,300	4,257
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,701
3.65% 3/1/26	6,180	6,113
4.15% 3/1/47	12,440	11,978
4.75% 3/1/46	11,000	11,375
		159,605
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,217
3.75% 11/30/26	12,300	12,141
4.75% 11/30/36	4,500	4,725
4.9% 11/30/46	10,400	11,198
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,822
3.7% 6/6/27	6,740	6,410
4.685% 12/15/44	13,900	13,471
Boston Scientific Corp. 4% 3/1/28	20,000	19,664
Danaher Corp. 2.4% 9/15/20	7,361	7,298
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	14,373
Medtronic, Inc.:
2.5% 3/15/20	22,100	21,986
4.625% 3/15/45	12,925	13,903
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	10,931
		153,139
Health Care Providers & Services - 0.9%
Aetna, Inc.:
4.125% 6/1/21	7,000	7,146
4.125% 11/15/42	4,411	4,145
Anthem, Inc.:
3.65% 12/1/27	23,000	21,917
4.375% 12/1/47	4,500	4,208
Cardinal Health, Inc. 4.368% 6/15/47	13,890	12,551
Catholic Health Initiatives 4.35% 11/1/42	2,000	1,856
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,473
Cigna Corp. 4% 2/15/22	4,600	4,680
CVS Health Corp.:
2.25% 8/12/19	3,750	3,724
2.8% 7/20/20	8,400	8,340
2.875% 6/1/26	7,500	6,867
3.7% 3/9/23	21,075	21,015
3.875% 7/20/25	4,660	4,579
4.1% 3/25/25	17,150	17,158
4.3% 3/25/28	23,900	23,719
4.875% 7/20/35	3,100	3,140
5.05% 3/25/48	23,900	24,384
5.125% 7/20/45	8,810	9,084
5.3% 12/5/43	4,391	4,658
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,777
3% 7/15/23	10,000	9,483
4.5% 2/25/26	11,660	11,702
4.8% 7/15/46	7,600	7,329
6.125% 11/15/41	3,000	3,477
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,087
Humana, Inc. 4.95% 10/1/44	2,500	2,626
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	2,048
McKesson Corp.:
3.796% 3/15/24	5,000	4,975
4.883% 3/15/44	5,000	5,174
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	3,120
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,527
4.063% 8/1/56	2,630	2,579
NYU Hospitals Center 4.784% 7/1/44	7,600	8,314
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,476
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,843
2.3% 12/15/19	8,625	8,574
2.7% 7/15/20	6,000	5,982
2.875% 12/15/21	2,575	2,554
3.375% 4/15/27	5,400	5,271
3.75% 7/15/25	3,500	3,513
3.75% 10/15/47	9,560	8,856
4.2% 1/15/47	3,600	3,593
4.375% 3/15/42	11,800	12,067
4.75% 7/15/45	1,670	1,816
WellPoint, Inc.:
3.3% 1/15/23	2,000	1,976
4.625% 5/15/42	2,600	2,518
4.65% 1/15/43	2,000	1,945
		323,846
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	4,670	4,557
4.15% 2/1/24	4,379	4,469
5.3% 2/1/44	5,820	6,483
		15,509
Pharmaceuticals - 0.9%
Actavis Funding SCS:
3% 3/12/20	27,100	26,962
3.45% 3/15/22	18,025	17,787
3.8% 3/15/25	8,820	8,553
4.55% 3/15/35	6,650	6,356
4.75% 3/15/45	6,330	6,081
Allergan PLC 3.25% 10/1/22	3,000	2,922
AstraZeneca PLC:
4.375% 11/16/45	7,540	7,559
6.45% 9/15/37	3,250	4,087
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,469
Eli Lilly & Co. 3.95% 5/15/47	5,500	5,467
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	7,218	9,384
Johnson & Johnson:
1.65% 3/1/21	3,770	3,661
2.45% 3/1/26	5,590	5,250
3.4% 1/15/38	9,330	8,840
3.5% 1/15/48	6,000	5,668
3.625% 3/3/37	4,000	3,937
4.5% 12/5/43	6,625	7,280
4.85% 5/15/41	4,260	4,878
Merck & Co., Inc.:
1.85% 2/10/20	9,000	8,883
2.4% 9/15/22	2,000	1,948
3.6% 9/15/42	2,000	1,880
3.7% 2/10/45	6,400	6,138
3.875% 1/15/21	1,000	1,024
5% 6/30/19	5,970	6,120
Mylan N.V. 5.2% 4/15/48 (a)	3,000	2,893
Mylan NV:
3.15% 6/15/21	2,000	1,977
3.95% 6/15/26	2,830	2,698
5.25% 6/15/46	3,300	3,198
Novartis Capital Corp.:
2.4% 5/17/22	11,600	11,313
2.4% 9/21/22	3,750	3,653
3% 11/20/25	10,470	10,115
3.1% 5/17/27	5,890	5,679
3.7% 9/21/42	2,825	2,741
4% 11/20/45	5,240	5,328
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,683
Perrigo Finance PLC:
4.375% 3/15/26	3,100	3,044
4.9% 12/15/44	2,268	2,184
Pfizer, Inc.:
3% 12/15/26	6,700	6,455
4% 12/15/36	9,500	9,615
4.125% 12/15/46	3,290	3,324
4.4% 5/15/44	4,190	4,403
7.2% 3/15/39	5,400	7,639
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	10,912
2.875% 9/23/23	9,450	8,915
3.2% 9/23/26	39,180	35,965
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	14,100	12,949
2.8% 7/21/23	11,370	9,729
Zoetis, Inc.:
3.25% 2/1/23	5,000	4,941
3.95% 9/12/47	2,000	1,837
4.7% 2/1/43	1,300	1,346
		337,670

TOTAL HEALTH CARE		989,769

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3% 5/11/21	5,800	5,786
3.375% 5/15/23	9,500	9,534
3.75% 5/15/28	9,400	9,460
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,531
4.09% 9/15/52	9,558	9,087
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,900
3.25% 1/15/28	8,400	7,930
3.85% 4/15/45	1,875	1,706
4.03% 10/15/47	9,930	9,311
4.75% 6/1/43	4,000	4,200
Raytheon Co.:
3.125% 10/15/20	2,000	2,014
3.15% 12/15/24	8,900	8,838
4.875% 10/15/40	1,000	1,140
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,306
4.35% 4/15/47	6,600	6,368
The Boeing Co.:
2.125% 3/1/22	3,760	3,648
2.5% 3/1/25	4,600	4,317
2.8% 3/1/23	4,940	4,878
3.625% 3/1/48	4,000	3,777
3.65% 3/1/47	2,760	2,621
6% 3/15/19	1,000	1,026
6.875% 3/15/39	3,300	4,635
United Technologies Corp.:
2.3% 5/4/22	10,000	9,641
2.65% 11/1/26	4,800	4,341
3.1% 6/1/22	2,875	2,844
3.75% 11/1/46	3,850	3,372
4.05% 5/4/47	2,330	2,144
4.5% 4/15/20	4,000	4,120
4.5% 6/1/42	7,380	7,249
5.7% 4/15/40	2,000	2,292
		159,016
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,258
3.2% 2/1/25	3,820	3,716
3.9% 2/1/35	5,900	5,595
4.4% 1/15/47	8,000	7,743
4.55% 4/1/46	1,500	1,475
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	6,854
3.4% 11/15/46	2,650	2,346
3.75% 11/15/47	6,180	5,778
6.2% 1/15/38	2,500	3,172
		47,937
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,617	2,709
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,394	7,008
Continental Airlines, Inc. 4% 10/29/24	3,631	3,647
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	655	637
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	9,201	8,820
		22,821
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	4,220	3,914
3.2% 3/15/25	11,275	10,945
3.95% 5/15/28	10,500	10,432
5.5% 9/15/19	4,000	4,135
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,051
2.9% 9/15/22	6,675	6,558
		41,035
Electrical Equipment - 0.1%
Eaton Corp.:
2.75% 11/2/22	5,725	5,581
4% 11/2/32	1,900	1,883
4.15% 11/2/42	1,900	1,850
Fortive Corp. 2.35% 6/15/21	6,600	6,419
General Electric Capital Corp. 6.15% 8/7/37	544	636
		16,369
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	4,000	3,861
2.875% 10/15/27	4,000	3,792
3.125% 9/19/46	2,760	2,370
Covidien International Finance SA 3.2% 6/15/22	2,150	2,146
Danaher Corp. 4.375% 9/15/45	2,370	2,495
General Electric Co.:
3.375% 3/11/24	5,500	5,406
4.5% 3/11/44	14,650	14,196
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,597
3.812% 11/21/47	1,400	1,372
Roper Technologies, Inc.:
2.05% 10/1/18	5,675	5,668
2.8% 12/15/21	6,610	6,494
3.8% 12/15/26	8,500	8,348
		62,745
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.4% 6/6/22	10,000	9,733
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,857
3.803% 8/15/42	2,500	2,410
5.3% 9/15/35	7,000	8,182
Deere & Co. 5.375% 10/16/29	1,000	1,144
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,039
4.65% 11/1/44	6,000	6,168
John Deere Capital Corp.:
1.95% 12/13/18	4,825	4,818
1.95% 3/4/19	9,600	9,559
2.05% 3/10/20	7,675	7,577
2.25% 4/17/19	10,250	10,215
2.55% 1/8/21	10,401	10,308
2.65% 6/24/24	10,460	10,016
2.65% 6/10/26	5,000	4,675
2.8% 1/27/23	5,000	4,899
2.8% 3/6/23	3,250	3,181
Parker Hannifin Corp.:
3.25% 3/1/27	5,650	5,482
4.1% 3/1/47	5,660	5,653
		114,916
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,127
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,759
3.05% 3/15/22	10,000	9,963
3.25% 6/15/27	7,500	7,321
3.9% 8/1/46	4,640	4,419
4.125% 6/15/47	2,850	2,824
4.15% 4/1/45	1,700	1,687
4.375% 9/1/42	4,500	4,596
4.55% 9/1/44	3,000	3,135
4.9% 4/1/44	4,000	4,375
Canadian National Railway Co.:
2.85% 12/15/21	5,000	4,970
3.2% 8/2/46	3,300	2,846
CSX Corp.:
3.25% 6/1/27	5,000	4,740
3.4% 8/1/24	4,625	4,560
3.8% 11/1/46	5,720	5,125
3.95% 5/1/50	3,575	3,232
4.1% 3/15/44	6,775	6,410
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,424
3.25% 12/1/21	5,000	5,002
3.95% 10/1/42	1,900	1,805
4.65% 1/15/46	3,260	3,377
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,275
3% 4/15/27	5,000	4,761
3.35% 8/15/46	4,720	4,075
3.6% 9/15/37	3,300	3,094
3.799% 10/1/51	2,800	2,515
		116,417
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	9,047
2.75% 1/15/23	10,000	9,540
3.375% 6/1/21	14,024	13,972
3.75% 2/1/22	3,820	3,838
		36,397

TOTAL INDUSTRIALS		617,653

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,747
2.2% 9/20/23	7,510	7,110
2.5% 9/20/26	5,000	4,639
3.5% 6/15/25	4,270	4,296
4.45% 1/15/20	2,000	2,057
4.95% 2/15/19	3,479	3,537
5.9% 2/15/39	12,416	15,643
		47,029
Electronic Equipment & Components - 0.2%
Corning, Inc. 4.75% 3/15/42	5,000	5,169
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	17,463
6.02% 6/15/26 (a)	16,140	17,022
8.35% 7/15/46 (a)	2,890	3,503
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,977
2.375% 12/17/18	3,000	2,997
3.45% 8/1/24	3,650	3,597
7.125% 10/1/37	2,475	3,382
		58,110
Internet Software & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,071
3.625% 5/19/21	3,780	3,883
		5,954
IT Services - 0.2%
Apple, Inc. 4.5% 2/23/36	4,260	4,638
IBM Corp.:
2.5% 1/27/22	7,800	7,673
3.625% 2/12/24	10,000	10,105
4.7% 2/19/46	4,950	5,449
7.625% 10/15/18	13,000	13,261
IBM Credit LLC 2.2% 9/8/22	9,000	8,644
MasterCard, Inc. 3.8% 11/21/46	3,800	3,759
Visa, Inc.:
2.2% 12/14/20	5,700	5,611
2.75% 9/15/27	11,920	11,177
3.15% 12/14/25	9,010	8,794
4.3% 12/14/45	6,640	6,999
		86,110
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	9,420	9,614
Intel Corp.:
2.35% 5/11/22	17,000	16,584
3.3% 10/1/21	15,000	15,192
3.734% 12/8/47 (a)	3,267	3,109
4.1% 5/19/46	7,000	7,083
4.1% 5/11/47	2,400	2,433
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,169
4.3% 5/20/47	10,100	9,458
Texas Instruments, Inc. 1.75% 5/1/20	3,800	3,732
		74,374
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,377
2.4% 2/6/22	15,000	14,725
2.7% 2/12/25	17,175	16,502
3.45% 8/8/36	6,100	5,859
3.625% 12/15/23	26,150	26,825
3.7% 8/8/46	16,730	16,216
3.95% 8/8/56	5,000	4,910
4.1% 2/6/37	17,740	18,500
4.2% 6/1/19	2,000	2,034
4.25% 2/6/47	4,780	5,051
4.45% 11/3/45	12,570	13,631
5.3% 2/8/41	1,500	1,802
Oracle Corp.:
1.9% 9/15/21	8,400	8,121
2.25% 10/8/19	4,725	4,707
2.5% 5/15/22	9,600	9,397
2.625% 2/15/23	10,000	9,763
2.65% 7/15/26	9,000	8,379
2.95% 5/15/25	5,000	4,809
3.25% 11/15/27	17,100	16,594
3.4% 7/8/24	4,725	4,715
3.85% 7/15/36	10,130	9,950
4% 7/15/46	9,800	9,562
4% 11/15/47	5,000	4,881
4.125% 5/15/45	3,000	2,978
4.3% 7/8/34	3,875	4,042
5.375% 7/15/40	12,500	14,710
		258,040
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,457
2.1% 9/12/22	8,500	8,197
2.15% 2/9/22	5,000	4,859
2.25% 2/23/21	15,000	14,787
2.3% 5/11/22	8,000	7,786
2.4% 1/13/23	20,000	19,395
2.45% 8/4/26	20,600	18,963
2.7% 5/13/22	6,650	6,584
2.9% 9/12/27	14,050	13,328
3% 11/13/27	10,000	9,548
3.2% 5/13/25	10,490	10,316
3.2% 5/11/27	5,570	5,409
3.75% 11/13/47	4,000	3,809
3.85% 5/4/43	13,000	12,548
4.25% 2/9/47	2,500	2,564
4.375% 5/13/45	4,690	4,896
4.65% 2/23/46	5,650	6,151
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,183
4.9% 10/15/25 (b)	9,750	10,020
6.2% 10/15/35 (b)	3,890	4,031
6.35% 10/15/45 (b)	1,880	1,896
HP, Inc.:
4.3% 6/1/21	2,780	2,857
6% 9/15/41	1,500	1,528
Xerox Corp.:
2.75% 3/15/19	5,000	4,988
4.5% 5/15/21	4,000	4,061
5.625% 12/15/19	1,000	1,030
		193,191

TOTAL INFORMATION TECHNOLOGY		722,808

MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,020
E.I. du Pont de Nemours & Co.:
3.625% 1/15/21	5,000	5,081
4.15% 2/15/43	4,000	3,761
4.625% 1/15/20	3,000	3,089
Eastman Chemical Co. 4.65% 10/15/44	3,000	2,987
Ecolab, Inc.:
2.25% 1/12/20	3,775	3,734
2.7% 11/1/26	6,600	6,138
3.95% 12/1/47	3,329	3,184
5.5% 12/8/41	408	484
LYB International Finance BV:
4% 7/15/23	5,625	5,680
4.875% 3/15/44	5,850	5,923
LYB International Finance II BV 3.5% 3/2/27	9,470	8,957
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,524
5% 4/15/19	1,000	1,013
Monsanto Co.:
2.125% 7/15/19	7,458	7,400
2.75% 7/15/21	6,357	6,250
2.85% 4/15/25	3,825	3,543
3.95% 4/15/45	1,390	1,226
Nutrien Ltd.:
4% 12/15/26	11,400	11,145
4.875% 3/30/20	1,500	1,536
5.25% 1/15/45	3,500	3,715
5.625% 12/1/40	1,800	2,011
Praxair, Inc.:
2.2% 8/15/22	2,000	1,921
2.45% 2/15/22	4,650	4,549
3.2% 1/30/26	6,340	6,201
3.55% 11/7/42	2,000	1,885
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,614
3.45% 6/1/27	10,730	10,195
4.5% 6/1/47	8,530	8,338
The Dow Chemical Co.:
3% 11/15/22	4,900	4,796
4.125% 11/15/21	7,700	7,877
4.375% 11/15/42	4,875	4,662
8.55% 5/15/19	2,358	2,480
9.4% 5/15/39	3,000	4,696
The Mosaic Co.:
4.05% 11/15/27	5,760	5,477
4.25% 11/15/23	10,888	11,004
5.625% 11/15/43	3,750	3,811
Westlake Chemical Corp. 5% 8/15/46	2,000	2,058
		175,965
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,131
International Paper Co.:
3.65% 6/15/24	4,725	4,667
3.8% 1/15/26	2,880	2,820
4.4% 8/15/47	3,800	3,507
4.75% 2/15/22	11,500	11,992
5.15% 5/15/46	1,810	1,838
		27,955
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,847
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	5,759	5,694
5% 9/30/43	3,000	3,389
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,026
Nucor Corp.:
4% 8/1/23	3,000	3,080
5.2% 8/1/43	4,000	4,493
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	21,300	21,564
7.125% 7/15/28	2,000	2,542
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,641
5.25% 11/8/42	5,775	5,806
Vale Overseas Ltd.:
4.375% 1/11/22	11,400	11,434
5.875% 6/10/21	8,220	8,664
Vale SA 5.625% 9/11/42	6,600	6,633
		82,813

TOTAL MATERIALS		286,733

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,764
3.9% 6/15/23	5,650	5,691
American Tower Corp.:
3.4% 2/15/19	7,475	7,504
3.55% 7/15/27	8,550	8,048
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,853
4.125% 5/15/21	2,100	2,145
DDR Corp. 4.625% 7/15/22	1,900	1,960
Duke Realty LP:
3.625% 4/15/23	2,750	2,740
3.75% 12/1/24	5,750	5,690
ERP Operating LP:
2.375% 7/1/19	5,750	5,712
3% 4/15/23	1,875	1,836
4.625% 12/15/21	5,700	5,929
Federal Realty Investment Trust 3% 8/1/22	4,750	4,672
HCP, Inc.:
3.4% 2/1/25	8,000	7,595
3.875% 8/15/24	7,575	7,455
Health Care REIT, Inc. 3.75% 3/15/23	8,660	8,601
Kimco Realty Corp.:
3.8% 4/1/27	4,000	3,817
4.45% 9/1/47	5,180	4,851
6.875% 10/1/19	1,000	1,048
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	7,955
4.5% 1/15/25	8,010	7,821
4.5% 4/1/27	9,500	9,041
Simon Property Group LP:
2.625% 6/15/22	7,930	7,692
3.375% 12/1/27	14,000	13,334
4.125% 12/1/21	3,200	3,283
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,756
		143,793
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,814
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,926
Digital Realty Trust LP 3.7% 8/15/27	8,000	7,582
Liberty Property LP:
3.25% 10/1/26	4,660	4,357
3.375% 6/15/23	2,775	2,729
3.75% 4/1/25	4,750	4,658
4.4% 2/15/24	7,425	7,603
4.75% 10/1/20	1,000	1,031
Mack-Cali Realty LP:
3.15% 5/15/23	4,700	4,174
4.5% 4/18/22	4,210	4,106
Tanger Properties LP:
3.75% 12/1/24	6,500	6,243
3.875% 7/15/27	6,200	5,872
Ventas Realty LP:
3.125% 6/15/23	6,315	6,134
3.25% 10/15/26	3,500	3,232
3.5% 2/1/25	4,000	3,848
3.85% 4/1/27	9,500	9,140
4% 3/1/28	9,000	8,716
4.125% 1/15/26	1,450	1,436
4.375% 2/1/45	3,000	2,799
		93,400

TOTAL REAL ESTATE		237,193

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.45% 6/30/20	5,360	5,293
2.8% 2/17/21	9,000	8,889
3.4% 5/15/25	9,270	8,830
3.8% 3/15/22	10,000	10,068
4.125% 2/17/26	27,320	26,992
4.35% 6/15/45	24,760	21,468
4.5% 3/9/48	9,570	8,460
4.55% 3/9/49	183	163
4.75% 5/15/46	10,300	9,479
4.9% 8/15/37 (a)	25,430	24,771
5.15% 11/15/46 (a)	843	819
5.15% 2/15/50 (a)	24,040	23,279
5.55% 8/15/41	7,300	7,529
5.8% 2/15/19	4,000	4,083
5.875% 10/1/19	2,905	3,018
6.35% 3/15/40	1,000	1,117
6.375% 3/1/41	6,850	7,703
British Telecommunications PLC 9.125% 12/15/30 (b)	4,515	6,390
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	3,626
Orange SA:
5.375% 7/8/19	4,000	4,110
5.5% 2/6/44	3,000	3,375
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	13,081
5.213% 3/8/47	6,550	6,549
5.462% 2/16/21	2,700	2,846
5.877% 7/15/19	2,000	2,064
7.045% 6/20/36	2,600	3,206
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	20,833
3.5% 11/1/24	3,000	2,942
4.125% 3/16/27	7,000	7,003
4.272% 1/15/36	24,278	22,581
4.4% 11/1/34	3,775	3,614
4.75% 11/1/41	1,000	966
5.012% 4/15/49	11,779	11,542
5.012% 8/21/54	12,557	11,969
5.25% 3/16/37	15,500	16,093
5.5% 3/16/47	11,880	12,508
6.55% 9/15/43	12,516	15,110
		342,369
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,196
6.125% 11/15/37	8,365	9,772
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,304
3.625% 12/15/25	2,000	1,962
4.1% 10/1/23	4,825	4,945
5.45% 10/1/43	5,775	6,433
Vodafone Group PLC:
2.5% 9/26/22	3,000	2,879
2.95% 2/19/23	6,900	6,662
3.75% 1/16/24	10,340	10,285
4.375% 5/30/28	13,940	13,827
5.25% 5/30/48	8,000	8,068
5.45% 6/10/19	6,000	6,167
		78,500

TOTAL TELECOMMUNICATION SERVICES		420,869

UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co.:
3.7% 12/1/47	5,890	5,568
3.75% 3/1/45	1,000	954
4.15% 8/15/44	4,650	4,698
5.2% 6/1/41	3,850	4,345
AmerenUE 3.9% 9/15/42	3,700	3,630
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,912
Appalachian Power Co. 4.45% 6/1/45	6,000	6,184
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,844
3.5% 8/15/46	2,500	2,243
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,299
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,777
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,350
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,053
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,750
3.4% 9/1/21	1,000	1,007
3.65% 6/15/46	2,860	2,669
3.7% 3/1/45	3,100	2,919
3.75% 8/15/47	6,150	5,840
4% 3/1/48	6,830	6,787
Detroit Edison Co. 2.65% 6/15/22	8,000	7,780
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,735
3.75% 6/1/45	2,000	1,899
4% 9/30/42	3,750	3,727
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,753
2.1% 6/15/18	4,650	4,650
2.65% 9/1/26	13,350	12,121
3.75% 4/15/24	6,000	6,012
3.75% 9/1/46	9,130	8,180
3.95% 10/15/23	2,443	2,496
4.8% 12/15/45	2,790	2,966
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,820
4.375% 3/30/44	2,000	2,108
Edison International 2.95% 3/15/23	8,190	7,925
Entergy Corp.:
2.95% 9/1/26	4,700	4,314
4% 7/15/22	6,640	6,761
Eversource Energy:
2.9% 10/1/24	8,550	8,124
3.35% 3/15/26	6,610	6,383
Exelon Corp.:
3.95% 6/15/25	7,830	7,784
5.1% 6/15/45	1,100	1,189
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,327
Florida Power & Light Co.:
3.125% 12/1/25	5,100	5,017
3.25% 6/1/24	4,725	4,711
4.05% 10/1/44	5,419	5,472
4.125% 6/1/48	12,300	12,545
Florida Power Corp. 3.4% 10/1/46	2,500	2,236
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,734
Nevada Power Co. 6.5% 8/1/18	1,555	1,565
Northern States Power Co.:
3.4% 8/15/42	2,000	1,830
4.125% 5/15/44	4,500	4,584
NSTAR Electric Co. 3.2% 5/15/27	7,650	7,378
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,829
2.95% 3/1/26	6,800	6,231
3.75% 8/15/42	5,900	5,165
4% 12/1/46	1,350	1,218
5.4% 1/15/40	4,000	4,328
PacifiCorp:
3.6% 4/1/24	4,000	4,052
6% 1/15/39	6,193	7,873
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,040
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,468
3.4% 6/1/23	2,675	2,644
4.2% 6/15/22	2,000	2,043
4.7% 6/1/43	1,800	1,856
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,514
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,742
6% 12/1/39	5,200	6,276
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	10,608
3.8% 6/15/47	4,630	4,474
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,670
4% 6/1/44	5,000	4,918
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,628
Southern California Edison Co. 4% 4/1/47	10,000	9,691
Southern Co.:
2.35% 7/1/21	6,600	6,421
3.25% 7/1/26	11,000	10,363
4.4% 7/1/46	7,320	7,297
Tampa Electric Co. 6.15% 5/15/37	6,260	7,580
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,863
3.45% 2/15/24	2,750	2,744
3.8% 4/1/28	14,910	14,875
3.8% 9/15/47	8,210	7,691
4.2% 5/15/45	2,400	2,400
4.45% 2/15/44	2,750	2,848
5% 6/30/19	5,000	5,110
6% 5/15/37	2,000	2,459
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,723
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,025
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,529
3.35% 12/1/26	3,000	2,895
		448,046
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	13,520	12,516
Southern California Gas Co. 2.6% 6/15/26	13,230	12,363
		24,879
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,442
4.75% 6/15/46	5,210	5,171
		13,613
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	10,000	9,561
3.8% 7/15/48	10,000	9,379
4.5% 2/1/45	6,650	6,909
5.15% 11/15/43	1,650	1,882
CenterPoint Energy, Inc. 2.5% 9/1/22	14,859	14,334
CMS Energy Corp. 4.875% 3/1/44	5,000	5,422
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,860	2,710
4.45% 6/15/20	2,000	2,062
4.45% 3/15/44	8,000	8,310
4.5% 5/15/58	9,480	9,645
5.5% 12/1/39	2,500	2,980
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,336
Consumers Energy Co. 2.85% 5/15/22	6,650	6,572
Delmarva Power & Light 4% 6/1/42	4,000	3,958
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	1,000	950
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (b)(c)	1,000	980
2.5% 12/1/19	6,700	6,649
3.9% 10/1/25	12,900	12,736
4.9% 8/1/41	2,000	2,076
DTE Energy Co. 2.85% 10/1/26	6,000	5,495
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	3,800
NiSource Finance Corp.:
3.49% 5/15/27	7,650	7,342
4.375% 5/15/47	4,780	4,686
4.8% 2/15/44	5,500	5,714
6.25% 12/15/40	2,453	2,955
Puget Energy, Inc. 3.65% 5/15/25	8,070	7,899
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,067
Sempra Energy:
2.4% 3/15/20	12,406	12,258
2.875% 10/1/22	3,000	2,933
2.9% 2/1/23	2,970	2,899
3.25% 6/15/27	6,100	5,738
4% 2/1/48	4,000	3,681
4.05% 12/1/23	5,000	5,103
6% 10/15/39	1,000	1,204
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	4,228	4,180
		189,405

TOTAL UTILITIES		675,943

TOTAL NONCONVERTIBLE BONDS
(Cost $9,483,178)		9,354,193

U.S. Government and Government Agency Obligations - 42.0%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.25% 8/17/21	$30,311	$29,007
1.5% 11/30/20	18,106	17,649
1.875% 4/5/22	32,247	31,277
1.875% 9/24/26	13,350	12,207
2% 10/5/22	36,870	35,761
2.125% 4/24/26	4,000	3,761
2.375% 1/19/23	29,930	29,438
2.625% 9/6/24	4,000	3,943
Federal Home Loan Bank:
1.125% 7/14/21	13,270	12,701
1.375% 2/18/21	20,300	19,683
1.875% 11/29/21	19,170	18,693
2% 9/9/22	38,000	36,878
5.5% 7/15/36	1,500	1,963
Freddie Mac:
1.375% 5/1/20	14,000	13,720
2.375% 1/13/22	13,000	12,863
3.75% 3/27/19	2,300	2,328
6.25% 7/15/32	7,700	10,313
6.75% 3/15/31	26,000	35,606
Tennessee Valley Authority:
5.25% 9/15/39	20,000	25,508
5.375% 4/1/56	5,395	7,323

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		360,622

U.S. Treasury Obligations - 41.0%
U.S. Treasury Bonds:
2.25% 8/15/46	48,910	41,799
2.5% 2/15/45	106,010	96,005
2.5% 2/15/46	89,150	80,500
2.5% 5/15/46	78,650	70,972
2.75% 8/15/47	130,870	123,984
2.75% 11/15/47	43,630	41,326
2.875% 8/15/45	78,240	76,201
2.875% 11/15/46	122,930	119,516
3% 11/15/44	8,970	8,951
3% 5/15/45	43,090	42,997
3% 11/15/45	86,290	86,061
3% 2/15/47	136,950	136,506
3% 5/15/47	97,530	97,122
3% 2/15/48	63,210	62,973
3.125% 8/15/44	32,960	33,640
3.375% 5/15/44	72,390	77,118
3.625% 8/15/43	26,640	29,528
3.625% 2/15/44	67,570	74,976
3.75% 11/15/43	44,780	50,636
3.875% 8/15/40	30,080	34,473
4.25% 5/15/39	26,000	31,264
4.25% 11/15/40	811	980
4.375% 2/15/38	26,380	32,068
4.375% 11/15/39	100	122
4.375% 5/15/40	8,000	9,811
4.375% 5/15/41	57,765	71,094
4.5% 2/15/36	105,390	128,670
4.5% 5/15/38	18,090	22,366
4.5% 8/15/39	39,000	48,465
4.625% 2/15/40	21,500	27,203
4.75% 2/15/37	68,560	86,758
4.75% 2/15/41	54,830	70,814
5% 5/15/37	395,620	515,496
5.375% 2/15/31	53,470	67,625
6.25% 5/15/30	86,360	115,726
U.S. Treasury Notes:
0.75% 7/15/19	218,640	214,882
0.875% 5/15/19	221,935	219,039
0.875% 6/15/19	100,200	98,752
0.875% 9/15/19	256,560	251,780
1% 10/15/19	4,990	4,898
1.125% 2/28/21	39,910	38,424
1.125% 6/30/21	71,040	68,010
1.125% 7/31/21	270	258
1.125% 8/31/21	68,410	65,289
1.125% 9/30/21	171,290	163,267
1.25% 8/31/19	31,460	31,045
1.25% 1/31/20	825	810
1.25% 3/31/21	112,290	108,342
1.25% 10/31/21	44,670	42,700
1.25% 7/31/23	74,300	69,108
1.375% 7/31/19	70,270	69,510
1.375% 12/15/19	103,400	101,829
1.375% 1/15/20	298,415	293,636
1.375% 1/31/20	20,920	20,576
1.375% 2/15/20	161,270	158,498
1.375% 2/29/20	49,140	48,270
1.375% 3/31/20	6,630	6,507
1.375% 4/30/20	232,560	228,009
1.375% 8/31/20	78,960	77,066
1.375% 9/15/20	222,260	216,842
1.375% 9/30/20	25,600	24,961
1.375% 10/31/20	5,720	5,570
1.375% 1/31/21	20,530	19,924
1.375% 4/30/21	85,980	83,159
1.375% 5/31/21	64,380	62,177
1.375% 6/30/23	65,070	60,995
1.375% 8/31/23	21,470	20,071
1.375% 9/30/23	79,110	73,863
1.5% 10/31/19	36,700	36,258
1.5% 11/30/19	51,090	50,427
1.5% 4/15/20	163,720	160,964
1.5% 5/15/20	184,420	181,164
1.5% 5/31/20	39,630	38,909
1.5% 6/15/20	160,530	157,570
1.5% 7/15/20	307,300	301,286
1.5% 8/15/20	15,000	14,689
1.5% 1/31/22	4,370	4,198
1.5% 2/28/23	15,050	14,262
1.5% 3/31/23	90,980	86,118
1.5% 8/15/26	87,340	78,766
1.625% 4/30/19	4,980	4,952
1.625% 7/31/19	130,304	129,271
1.625% 8/31/19	290,380	287,816
1.625% 12/31/19	8,990	8,885
1.625% 3/15/20	151,490	149,413
1.625% 6/30/20	50,460	49,628
1.625% 7/31/20	47,580	46,745
1.625% 10/15/20	199,250	195,296
1.625% 11/30/20	94,780	92,766
1.625% 8/31/22	94,180	90,284
1.625% 4/30/23	47,390	45,076
1.625% 5/31/23	52,030	49,437
1.625% 10/31/23	94,170	89,009
1.625% 2/15/26	50,280	46,095
1.625% 5/15/26	5,610	5,126
1.75% 9/30/19	11,230	11,142
1.75% 11/30/19	117,340	116,249
1.75% 10/31/20	9,960	9,785
1.75% 11/15/20	221,930	217,986
1.75% 12/31/20	71,130	69,771
1.75% 11/30/21	84,370	81,948
1.75% 3/31/22	117,000	113,229
1.75% 5/31/22	79,360	76,675
1.75% 6/30/22	27,300	26,358
1.75% 9/30/22	28,790	27,716
1.75% 1/31/23	25,640	24,603
1.875% 6/30/20	24,290	24,014
1.875% 12/15/20	29,180	28,727
1.875% 11/30/21	81,260	79,279
1.875% 1/31/22	54,860	53,422
1.875% 2/28/22	131,780	128,238
1.875% 3/31/22	132,820	129,152
1.875% 4/30/22	121,810	118,346
1.875% 5/31/22	16,035	15,568
1.875% 7/31/22	139,950	135,664
1.875% 8/31/22	69,670	67,474
1.875% 9/30/22	79,000	76,470
1.875% 10/31/22	27,400	26,502
1.875% 8/31/24	104,100	98,830
2% 11/30/20	31,910	31,519
2% 1/15/21	307,950	303,908
2% 2/28/21	26,380	26,009
2% 5/31/21	40,290	39,635
2% 8/31/21	108,300	106,299
2% 10/31/21	29,700	29,108
2% 12/31/21	65,460	64,069
2% 7/31/22	48,060	46,821
2% 10/31/22	87,440	85,035
2% 11/30/22	148,010	143,865
2% 4/30/24	58,490	56,089
2% 5/31/24	98,730	94,600
2% 6/30/24	97,830	93,657
2% 2/15/25	3,635	3,459
2% 8/15/25	36,140	34,244
2% 11/15/26	153,170	143,399
2.125% 8/31/20	49,753	49,368
2.125% 1/31/21	3,060	3,028
2.125% 6/30/21	7,260	7,164
2.125% 8/15/21	90,750	89,453
2.125% 9/30/21	43,640	42,973
2.125% 12/31/21	15,950	15,681
2.125% 6/30/22	40,770	39,943
2.125% 12/31/22	138,550	135,270
2.125% 11/30/23	116,310	112,762
2.125% 2/29/24	52,620	50,893
2.125% 3/31/24	114,480	110,634
2.125% 7/31/24	52,100	50,213
2.125% 9/30/24	89,850	86,456
2.125% 11/30/24	55,140	52,988
2.125% 5/15/25	58,355	55,875
2.25% 3/31/20	99,820	99,524
2.25% 4/30/21	42,310	41,960
2.25% 7/31/21	31,690	31,369
2.25% 12/31/23	2,930	2,857
2.25% 1/31/24	76,020	74,069
2.25% 10/31/24	133,930	129,766
2.25% 11/15/24	85,930	83,231
2.25% 12/31/24	172,650	167,127
2.25% 11/15/25	106,250	102,208
2.25% 2/15/27	130,890	124,770
2.25% 8/15/27	116,540	110,759
2.25% 11/15/27	179,490	170,396
2.375% 4/30/20	80,630	80,551
2.375% 3/15/21	117,110	116,593
2.375% 4/15/21	167,610	166,831
2.375% 1/31/23	42,210	41,651
2.375% 8/15/24	78,790	77,023
2.375% 5/15/27	89,320	85,936
2.5% 5/31/20	67,860	67,955
2.5% 3/31/23	13,080	12,971
2.5% 8/15/23	97,170	96,202
2.5% 5/15/24	95,500	94,161
2.5% 1/31/25	30,160	29,646
2.625% 8/15/20	141,000	141,474
2.625% 11/15/20	94,180	94,434
2.625% 5/15/21	85,830	86,014
2.625% 3/31/25	16,040	15,873
2.75% 4/30/23	125,800	126,154
2.75% 5/31/23	57,090	57,257
2.75% 11/15/23	102,790	102,959
2.75% 2/15/24	135,610	135,679
2.75% 2/28/25	21,060	21,011
2.75% 2/15/28	36,120	35,780
2.875% 4/30/25	91,940	92,407
2.875% 5/31/25	85,590	86,018
2.875% 5/15/28	113,900	114,127
3.125% 5/15/21	50,876	51,691
3.375% 11/15/19	27,740	28,132
3.5% 5/15/20	81,800	83,446
3.625% 2/15/20	59,600	60,808
3.625% 2/15/21	39,800	40,933

TOTAL U.S. TREASURY OBLIGATIONS		15,319,541

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,927,448)		15,680,163

U.S. Government Agency - Mortgage Securities - 28.1%
Fannie Mae - 13.1%
12 month U.S. LIBOR + 1.530% 3.262% 11/1/34 (b)(c)	6,109	6,256
12 month U.S. LIBOR + 1.645% 3.653% 4/1/41 (b)(c)	2,771	2,896
12 month U.S. LIBOR + 1.880% 3.664% 11/1/34 (b)(c)	494	517
2.5% 3/1/22 to 1/1/48	398,569	387,630
2.5% 6/1/33 (d)	7,100	6,911
2.5% 6/1/33 (d)	4,300	4,185
2.5% 6/1/48 (d)	1,100	1,032
2.5% 6/1/48 (d)	9,500	8,909
3% 4/1/24 to 3/1/48	1,301,230	1,275,026
3% 6/1/33 (d)	7,200	7,158
3% 6/1/33 (d)	7,100	7,059
3% 6/1/48 (d)	18,100	17,544
3% 6/1/48 (d)	12,200	11,825
3.5% 1/1/25 to 2/1/48	1,358,808	1,361,955
3.5% 6/1/33 (d)	28,800	29,185
3.5% 6/1/33 (d)	2,500	2,533
3.5% 6/1/33 (d)	8,500	8,614
3.5% 6/1/48 (d)	26,200	26,112
3.5% 6/1/48 (d)	22,900	22,823
4% 7/1/18 to 4/1/48	944,927	968,982
4% 6/1/33 (d)	1,100	1,131
4% 6/1/33 (d)	500	514
4% 11/1/41	25	26
4% 6/1/48 (d)	15,400	15,733
4% 6/1/48 (d)	55,000	56,189
4.5% 1/1/19 to 8/1/47	288,412	302,788
4.5% 6/1/48 (d)	4,700	4,906
4.5% 6/1/48 (d)	11,700	12,212
4.5% 6/1/48 (d)	6,800	7,098
4.5% 6/1/48 (d)	22,700	23,694
4.5% 7/1/48 (d)	14,000	14,590
5% 12/1/20 to 8/1/47	123,646	132,043
5% 6/1/48 (d)	600	636
5% 6/1/48 (d)	2,100	2,225
5% 6/1/48 (d)	3,200	3,391
5.5% 7/1/23 to 5/1/44	104,427	113,912
5.5% 6/1/48 (d)	2,400	2,579
5.5% 6/1/48 (d)	1,600	1,719
6% 2/1/23 to 7/1/41	35,484	39,488
6.5% 3/1/22 to 6/1/40	13,551	15,197

TOTAL FANNIE MAE		4,907,223

Freddie Mac - 6.9%
12 month U.S. LIBOR + 1.915% 3.771% 9/1/37 (b)(c)	610	631
U.S. TREASURY 1 YEAR INDEX + 1.723% 3.378% 3/1/36 (b)(c)	3,758	3,883
U.S. TREASURY 1 YEAR INDEX + 2.229% 3.487% 12/1/35 (b)(c)	2,752	2,891
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.941% 3/1/35 (b)(c)	1,361	1,434
2.5% 1/1/22 to 4/1/33	230,923	225,448
3% 3/1/27 to 6/1/48	851,569	832,895
3% 8/1/47	978	949
3.5% 9/1/25 to 6/1/48	831,119	832,245
3.5% 8/1/47	2,078	2,073
3.5% 9/1/47	492	491
3.5% 9/1/47	31,249	31,281
4% 4/1/25 to 10/1/47	398,054	407,999
4.5% 4/1/23 to 6/1/48	147,276	154,337
5% 4/1/23 to 9/1/40	36,398	38,967
5.5% 5/1/23 to 6/1/41	34,905	38,047
6% 4/1/32 to 8/1/37	1,010	1,120
6.5% 8/1/36 to 12/1/37	237	265

TOTAL FREDDIE MAC		2,574,956

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	89	87
2.5% 2/1/32	224	218

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		305

Ginnie Mae - 8.1%
3.5% 10/15/40 to 3/20/48	1,195,411	1,205,863
4% 1/15/25 to 2/20/48	516,093	532,282
5% 1/20/39 to 12/20/47	77,296	82,706
2.5% 10/20/42 to 3/20/47	25,590	24,450
2.5% 6/1/48 (d)	300	285
2.5% 6/1/48 (d)	300	285
3% 4/15/42 to 4/20/48	808,724	794,383
3% 6/1/48 (d)	10,100	9,884
3% 6/1/48 (d)	8,200	8,024
3.5% 6/1/48 (d)	850	854
3.5% 6/1/48 (d)	16,500	16,579
3.5% 6/1/48 (d)	23,600	23,712
3.5% 7/1/48 (d)	8,500	8,530
4% 6/1/48 (d)	6,300	6,464
4% 6/1/48 (d)	33,500	34,374
4.5% 3/20/33 to 9/20/47	192,887	202,771
4.5% 6/1/48 (d)	7,900	8,217
4.5% 6/1/48 (d)	2,500	2,600
4.5% 6/1/48 (d)	8,700	9,049
5% 6/1/48 (d)	900	947
5% 6/1/48 (d)	3,800	3,997
5.5% 10/20/32 to 7/20/47	27,281	29,743
5.5% 6/1/48 (d)	400	422
5.5% 6/1/48 (d)	300	317
6% 5/20/34 to 12/15/40	9,623	10,744
6.5% 8/20/36 to 1/15/39	1,820	2,064

TOTAL GINNIE MAE		3,019,546

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,758,832)		10,502,030

Asset-Backed Securities - 0.4%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$4,600	$4,515
Capital One Multi-Asset Execution Trust Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,325
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	6,875	6,790
Series 2012-A7 Class A7, 2.16% 9/16/24	9,325	9,017
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,665
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,828
2.19% 11/20/23	5,680	5,532
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,612
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,742
Series 2018-A1 Class A1, NULL 3.03% 8/15/25	19,200	19,133
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	8,030	7,925
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,378
Series 2018-2 Class A, 3.36% 3/15/25	19,050	19,046
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	8,030	7,938
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,064
TOTAL ASSET-BACKED SECURITIES
(Cost $130,531)		129,510

Commercial Mortgage Securities - 1.8%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	12,244	12,210
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	30,128	30,452
Series 2015-GC29 Class A4, 3.192% 4/10/48	11,378	11,168
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	5,933
Series 2016-C1 Class A4, 3.209% 5/10/49	18,560	18,137
Series 2016-P4:
Class A4, 2.902% 7/10/49	21,500	20,480
Class AAB, 2.779% 7/10/49	12,350	11,976
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	14,140	14,539
Series 2013-CR7 Class A4, 3.213% 3/10/46	18,940	18,852
Series 2014-LC15 Class A4, 4.006% 4/10/47	10,710	11,056
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	18,626
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	19,175
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	12,688
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	3,888
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	18,873	19,301
Series K034 Class A2, 3.531% 7/25/23	9,000	9,182
Series K057 Class A2, 2.57% 7/25/26	5,660	5,391
Series 2017-K727 Class A2, 2.946% 7/25/24	26,760	26,542
Series K013 Class A2, 3.974% 1/25/21	11,575	11,874
Series K020 Class A2, 2.373% 5/25/22	10,400	10,228
Series K036 Class A2, 3.527% 10/25/23	8,975	9,157
Series K046 Class A2, 3.205% 3/25/25	33,300	33,315
Series K053 Class A2, 2.995% 12/25/25	7,111	7,011
Series K056 Class A2, 2.525% 5/25/26	20,750	19,726
Series K062 Class A1, 3.032% 9/25/26	21,150	21,066
Series K064 Class A2, 3.224% 3/25/27	17,250	17,106
Series K068 Class A2, 3.244% 8/25/27	8,060	7,972
Series K730 Class A2, 3.59% 1/25/25	38,680	39,759
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	11,388	11,141
Series 2014-GC26 Class A4, 3.364% 11/10/47	24,900	24,790
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	20,010	20,338
Series 2014-C21 Class A5, 3.7748% 8/15/47	18,530	18,916
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,790
Series 2014-C24 Class A5, 3.6385% 11/15/47	20,365	20,533
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	9,034
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,295
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	20,945	20,585
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	9,265	9,545
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.31% 8/15/46 (b)	18,892	19,657
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,789
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	9,045
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,491
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	9,892
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,564
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $695,766)		681,215

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	15,769
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,527
California Gen. Oblig.:
Series 2018, 3.5% 4/1/28	$12,890	$12,815
7.55% 4/1/39	15,000	22,340
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,829
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,566
Series 2011, 5.877% 3/1/19	9,700	9,889
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,299
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,976
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,354
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,318
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,893
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,943
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,874
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	8,288
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	6,091
Series 2010 164, 5.647% 11/1/40	5,210	6,483
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	4,998
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,889
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	13,310
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,243
Series 2015 AP, 3.931% 5/15/45	3,740	3,730
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/17	4,750	4,706
TOTAL MUNICIPAL SECURITIES
(Cost $183,929)		202,130

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province:
1.9% 12/6/19	$9,500	$9,391
3.3% 3/15/28	3,900	3,899
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,154
Canadian Government 2% 11/15/22	4,730	4,577
Chilean Republic:
3.125% 1/21/26	1,000	963
3.25% 9/14/21	9,000	8,982
3.35% 2/2/28	11,600	11,113
3.86% 6/21/47	6,000	5,685
Colombian Republic:
2.625% 3/15/23	7,575	7,139
3.875% 4/25/27	15,000	14,344
4% 2/26/24	4,825	4,782
4.5% 1/28/26	1,000	1,013
5% 6/15/45	8,640	8,338
5.625% 2/26/44	7,775	8,183
6.125% 1/18/41	4,750	5,268
7.375% 3/18/19	3,450	3,565
Export Development Canada 1.5% 10/3/18	1,700	1,696
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,027
Hungarian Republic 5.75% 11/22/23	18,900	20,459
Israeli State 4% 6/30/22	7,000	7,169
Italian Republic 6.875% 9/27/23	6,000	6,570
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,529
3% 6/30/25	2,400	2,391
KfW:
1.5% 4/20/20	2,825	2,768
1.875% 4/1/19	16,930	16,848
2.125% 1/17/23	12,000	11,597
2.75% 10/1/20	4,175	4,181
4% 1/27/20	3,000	3,070
4.875% 6/17/19	25,000	25,622
Korean Republic 7.125% 4/16/19	6,650	6,890
Manitoba Province:
2.1% 9/6/22	1,900	1,826
2.125% 5/4/22	4,000	3,861
3.05% 5/14/24	1,500	1,485
New Brunswick Province 2.75% 6/15/18	4,350	4,351
Ontario Province:
2.25% 5/18/22	5,820	5,639
2.4% 2/8/22	5,210	5,093
2.5% 4/27/26	5,000	4,731
4% 10/7/19	15,000	15,277
Panamanian Republic:
3.75% 3/16/25	3,800	3,753
3.875% 3/17/28	9,600	9,432
4% 9/22/24	4,800	4,848
4.3% 4/29/53	5,675	5,306
5.2% 1/30/20	1,800	1,858
Peruvian Republic:
4.125% 8/25/27	2,800	2,856
5.625% 11/18/50	7,150	8,240
6.55% 3/14/37	3,075	3,851
7.125% 3/30/19	1,900	1,971
Philippine Republic:
3% 2/1/28	19,000	17,700
3.95% 1/20/40	8,100	7,838
4.2% 1/21/24	4,765	4,875
6.375% 10/23/34	10,375	12,744
6.5% 1/20/20	6,144	6,471
Polish Government:
3.25% 4/6/26	6,600	6,361
4% 1/22/24	4,550	4,614
5% 3/23/22	14,500	15,275
Province of British Columbia 2.25% 6/2/26	3,770	3,526
Province of Quebec:
2.375% 1/31/22	3,800	3,717
2.75% 8/25/21	20,000	19,893
2.75% 4/12/27	4,750	4,571
2.875% 10/16/24	2,075	2,042
Quebec Province 2.5% 4/20/26	5,660	5,375
Ukraine Government 1.471% 9/29/21	10,300	9,900
United Mexican States:
3.5% 1/21/21	7,400	7,378
3.625% 3/15/22	3,000	2,997
3.75% 1/11/28	9,000	8,447
4% 10/2/23	18,750	18,778
4.125% 1/21/26	3,200	3,168
4.35% 1/15/47	14,410	12,580
4.6% 1/23/46	5,800	5,237
4.6% 2/10/48	14,550	13,190
4.75% 3/8/44	9,700	8,968
5.55% 1/21/45	3,916	4,030
6.05% 1/11/40	4,800	5,201
Uruguay Republic:
4.125% 11/20/45	4,750	4,275
4.375% 10/27/27	12,250	12,464
4.5% 8/14/24	3,625	3,725
4.975% 4/20/55	5,890	5,600
5.1% 6/18/50	5,755	5,695
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $590,719)		578,226

Supranational Obligations - 1.0%
African Development Bank:
1.25% 7/26/21	9,390	8,958
1.625% 10/2/18	2,800	2,795
2.375% 9/23/21	2,900	2,861
Asian Development Bank:
1.125% 6/5/18	7,290	7,290
1.5% 1/22/20	4,750	4,673
1.75% 9/13/22	14,272	13,649
1.875% 4/12/19	12,000	11,953
1.875% 2/18/22	2,000	1,934
2% 4/24/26	6,300	5,861
2.125% 11/24/21	4,825	4,722
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,748
1.125% 8/24/20	4,690	4,539
1.75% 6/14/19	4,700	4,667
1.75% 11/26/19	2,875	2,844
2.125% 3/7/22	4,690	4,569
European Investment Bank:
1.125% 8/15/18	6,590	6,580
1.375% 6/15/20	2,725	2,659
1.375% 9/15/21	17,570	16,781
1.625% 6/15/21	7,000	6,765
1.75% 6/17/19	8,625	8,567
1.875% 3/15/19	3,000	2,988
1.875% 2/10/25	3,000	2,791
2% 3/15/21	4,770	4,674
2% 12/15/22	14,167	13,630
2.125% 10/15/21	2,840	2,778
2.25% 3/15/22	15,900	15,555
2.25% 8/15/22	1,880	1,834
2.375% 6/15/22	14,000	13,739
2.375% 5/24/27	4,000	3,785
2.5% 4/15/21	4,650	4,617
2.5% 3/15/23	21,000	20,613
2.5% 10/15/24	5,725	5,568
2.875% 9/15/20	9,000	9,038
3.25% 1/29/24	2,000	2,029
Inter-American Development Bank:
1.75% 10/15/19	1,375	1,362
1.75% 9/14/22	6,150	5,894
2.125% 1/15/25	1,830	1,746
2.625% 4/19/21	9,513	9,484
3% 10/4/23	3,575	3,595
3.875% 9/17/19	5,000	5,091
4.375% 1/24/44	4,000	4,756
International Bank for Reconstruction & Development:
1% 6/15/18	5,600	5,598
1.125% 8/10/20	19,800	19,182
1.375% 9/20/21	5,230	5,004
1.625% 3/9/21	6,000	5,830
1.625% 2/10/22	3,900	3,740
1.75% 4/19/23	6,700	6,369
1.875% 10/7/19	3,825	3,795
1.875% 10/7/22	17,000	16,351
1.875% 10/27/26	4,760	4,357
2.25% 6/24/21	16,075	15,849
2.5% 11/25/24	5,700	5,551
2.5% 7/29/25	3,790	3,677
International Finance Corp.:
1.125% 7/20/21	6,550	6,237
1.625% 7/16/20	2,870	2,811
1.75% 9/16/19	11,350	11,250
Nordic Investment Bank 1.125% 2/25/19	6,600	6,541
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $392,317)		385,124

Bank Notes - 0.0%
Bank of America NA 6% 10/15/36	2,419	2,893
KeyBank NA 2.5% 12/15/19	4,000	3,976
MUFG Union Bank NA 2.625% 9/26/18	2,750	2,750
PNC Bank NA 2.4% 10/18/19	4,750	4,724
TOTAL BANK NOTES
(Cost $14,042)		14,343
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.76% (e)
(Cost $328,176)	328,110,038	328,176
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $38,504,938)		37,855,110
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(535,447)
NET ASSETS - 100%		$37,319,663

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4.5% 6/1/48	$(14,000)	$(14,613)
5.5% 6/1/48	(3,600)	(3,868)

TOTAL FANNIE MAE		(18,481)

Ginnie Mae
3.5% 6/1/48	(8,500)	(8,541)
TOTAL TBA SALE COMMITMENTS
(Proceeds $27,027)		$(27,022)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $197,030,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,008
Total	$2,008

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$9,354,193	$--	$9,354,193	$--
U.S. Government and Government Agency Obligations	15,680,163	--	15,680,163	--
U.S. Government Agency - Mortgage Securities	10,502,030	--	10,502,030	--
Asset-Backed Securities	129,510	--	129,510	--
Commercial Mortgage Securities	681,215	--	681,215	--
Municipal Securities	202,130	--	202,130	--
Foreign Government and Government Agency Obligations	578,226	--	578,226	--
Supranational Obligations	385,124	--	385,124	--
Bank Notes	14,343	--	14,343	--
Money Market Funds	328,176	328,176	--	--
Total Investments in Securities:	$37,855,110	$328,176	$37,526,934	$--
Other Financial Instruments:
TBA Sale Commitments	$(27,022)	$--	$(27,022)	$--
Total Other Financial Instruments:	$(27,022)	$--	$(27,022)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

May 31, 2018

LIG-QTLY-0718
1.873112.109

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.5%
General Motors Co. 3.5% 10/2/18	$15,850,000	$15,894,456
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	25,964,084
3.5% 7/10/19	18,875,000	18,993,911
4.2% 3/1/21	27,410,000	27,910,534
4.25% 5/15/23	9,285,000	9,402,417
4.375% 9/25/21	41,737,000	42,737,246
		140,902,648
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	19,521,354
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	4,768,000	4,758,739
Media - 1.6%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,662,040
7.75% 12/1/45	10,133,000	14,799,321
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	47,092,881
4.908% 7/23/25	25,893,000	26,329,627
5.375% 5/1/47	37,324,000	34,667,686
6.484% 10/23/45	20,000,000	21,265,374
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	29,874,132
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	38,344,521
4.5% 9/15/42	19,770,000	16,603,286
5.5% 9/1/41	14,842,000	14,223,065
5.875% 11/15/40	9,556,000	9,633,216
6.55% 5/1/37	40,036,000	43,438,794
6.75% 7/1/18	23,280,000	23,345,789
7.3% 7/1/38	30,237,000	35,645,190
8.25% 4/1/19	42,627,000	44,474,893
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,381,348
6.2% 3/15/40	15,555,000	17,612,940
		437,394,103

TOTAL CONSUMER DISCRETIONARY		602,576,844

CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	51,141,000	50,654,514
3.3% 2/1/23	55,080,000	54,769,018
4.7% 2/1/36	52,149,000	53,503,674
4.9% 2/1/46	59,642,000	61,911,464
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	16,792,000	17,082,205
4.75% 4/15/58	29,346,000	29,113,140
		267,034,015
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 2.7% 11/18/19	14,218,000	14,193,148
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	30,911,514
9.25% 8/6/19	1,547,000	1,660,894
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	13,299,000	13,289,957
2.95% 7/21/20 (a)	24,400,000	24,210,612
3.75% 7/21/22 (a)	56,649,000	56,642,059
4.25% 7/21/25 (a)	25,864,000	25,855,975
Reynolds American, Inc.:
2.3% 6/12/18	11,475,000	11,474,312
3.25% 6/12/20	5,106,000	5,108,841
4% 6/12/22	17,554,000	17,743,420
4.45% 6/12/25	12,732,000	12,879,579
5.7% 8/15/35	6,607,000	7,229,000
5.85% 8/15/45	50,684,000	56,276,842
6.15% 9/15/43	11,136,000	12,735,426
7.25% 6/15/37	15,680,000	19,980,957
		295,999,388

TOTAL CONSUMER STAPLES		577,226,551

ENERGY - 5.4%
Energy Equipment & Services - 0.4%
DCP Midstream LLC 6.75% 9/15/37 (a)	2,991,000	3,196,631
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	13,969,609
6.5% 4/1/20	2,078,000	2,194,247
Ensco PLC:
5.2% 3/15/25	32,677,000	27,366,988
5.75% 10/1/44	12,542,000	8,936,175
Halliburton Co.:
3.8% 11/15/25	12,900,000	12,858,839
4.85% 11/15/35	11,266,000	11,852,467
Noble Holding International Ltd.:
7.7% 4/1/25 (b)	32,232,000	29,408,477
8.7% 4/1/45 (b)	11,807,000	10,390,160
		120,173,593
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Finance Co. 7.5% 5/1/31	33,458,000	41,978,786
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,452,277
5.55% 3/15/26	16,886,000	18,266,821
6.45% 9/15/36	4,820,000	5,676,826
6.6% 3/15/46	45,900,000	56,932,029
Canadian Natural Resources Ltd. 5.85% 2/1/35	11,807,000	13,431,218
Cenovus Energy, Inc. 4.25% 4/15/27	26,894,000	25,833,774
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	4,897,000	4,897,000
3.3% 6/1/20	23,925,000	23,871,576
4.5% 6/1/25	7,318,000	7,380,484
DCP Midstream LLC:
4.75% 9/30/21 (a)	21,176,000	21,440,700
5.35% 3/15/20 (a)	39,799,000	40,793,975
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	37,413,338
Duke Energy Field Services 6.45% 11/3/36 (a)	7,882,000	8,374,625
El Paso Corp. 6.5% 9/15/20	21,920,000	23,397,283
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	15,871,102
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	6,935,000	6,889,556
3.9% 5/15/24 (b)	7,314,000	7,110,530
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	25,044,258
4.375% 10/15/20	16,600,000	16,945,469
Enbridge, Inc.:
4.25% 12/1/26	8,212,000	8,229,106
5.5% 12/1/46	9,479,000	10,326,406
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,957,052
3.75% 2/15/25	16,764,000	16,747,728
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,551,435
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	21,683,729
MPLX LP 4.875% 12/1/24	13,954,000	14,538,839
Nakilat, Inc. 6.067% 12/31/33 (a)	5,435,000	6,006,762
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	65,854,088
5.625% 5/20/43	47,507,000	39,668,345
Petroleos Mexicanos:
3.5% 1/30/23	28,927,000	27,133,526
4.5% 1/23/26	25,619,000	23,864,099
4.625% 9/21/23	51,115,000	50,059,986
4.875% 1/24/22	17,019,000	17,104,095
4.875% 1/18/24	25,208,000	24,701,319
5.375% 3/13/22	10,290,000	10,546,324
5.5% 1/21/21	41,149,000	42,244,386
5.5% 6/27/44	29,591,000	24,720,321
5.625% 1/23/46	24,828,000	21,004,488
6% 3/5/20	6,833,000	7,082,405
6.35% 2/12/48 (a)	17,400,000	15,834,000
6.375% 1/23/45	22,458,000	20,515,383
6.5% 3/13/27	23,110,000	23,531,758
6.5% 6/2/41	47,555,000	44,321,260
6.75% 9/21/47	83,207,000	78,622,294
6.875% 8/4/26	20,000,000	21,098,400
8% 5/3/19	11,765,000	12,165,010
Phillips 66 Co. 4.3% 4/1/22	21,152,000	21,911,441
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,079,902
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	23,552,258
3.85% 10/15/23	20,000,000	19,636,852
Southwestern Energy Co. 6.7% 1/23/25 (b)	13,262,000	13,029,915
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,676,578
4.55% 6/24/24	86,182,000	86,505,183
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,339,965
4.65% 7/1/26	5,606,000	5,644,180
5.375% 6/1/21	39,434,000	41,020,570
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,409,761
3.9% 1/15/25	6,023,000	5,877,139
4% 11/15/21	7,970,000	8,056,340
4.125% 11/15/20	4,302,000	4,371,258
4.3% 3/4/24	17,006,000	17,144,259
4.5% 11/15/23	8,697,000	8,910,353
		1,384,280,125

TOTAL ENERGY		1,504,453,718

FINANCIALS - 12.1%
Banks - 5.4%
Bank of America Corp.:
2.25% 4/21/20	682,000	672,751
2.6% 1/15/19	6,602,000	6,600,294
3.004% 12/20/23 (b)	64,210,000	62,324,162
3.3% 1/11/23	22,906,000	22,702,987
3.419% 12/20/28 (b)	29,790,000	28,144,382
3.5% 4/19/26	25,446,000	24,650,258
3.95% 4/21/25	22,702,000	22,296,154
4.1% 7/24/23	35,172,000	35,959,180
4.2% 8/26/24	36,930,000	37,237,618
4.25% 10/22/26	24,664,000	24,636,833
Barclays PLC:
2.75% 11/8/19	20,644,000	20,532,873
3.25% 1/12/21	24,010,000	23,752,781
4.375% 1/12/26	32,341,000	31,454,663
5.2% 5/12/26	5,573,000	5,461,378
Citigroup, Inc.:
2.4% 2/18/20	57,223,000	56,642,827
2.75% 4/25/22	25,000,000	24,281,108
2.9% 12/8/21	20,972,000	20,613,581
3.142% 1/24/23 (b)	22,396,000	22,036,527
4.05% 7/30/22	10,740,000	10,884,593
4.4% 6/10/25	52,520,000	52,590,341
5.5% 9/13/25	11,022,000	11,779,498
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,580,287
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	27,180,000	27,363,598
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,425,216
3.75% 3/26/25	26,750,000	25,812,796
3.8% 9/15/22	38,070,000	38,103,709
3.8% 6/9/23	42,579,000	42,234,349
Discover Bank:
3.35% 2/6/23	15,572,000	15,276,031
4.2% 8/8/23	35,498,000	35,874,570
7% 4/15/20	9,043,000	9,579,993
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,562,000
8.25% 3/1/38	12,528,000	17,369,135
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	12,281,502
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	4,841,791
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	6,553,000	5,975,097
5.71% 1/15/26 (a)	42,870,000	39,530,038
JPMorgan Chase & Co.:
2.2% 10/22/19	22,906,000	22,739,721
2.35% 1/28/19	21,611,000	21,582,561
2.95% 10/1/26	27,458,000	25,556,897
3.25% 9/23/22	53,888,000	53,497,983
3.875% 9/10/24	52,753,000	52,238,810
4.125% 12/15/26	48,163,000	47,903,027
4.25% 10/15/20	40,500,000	41,483,369
4.35% 8/15/21	37,606,000	38,807,696
4.625% 5/10/21	10,326,000	10,754,391
4.95% 3/25/20	8,235,000	8,526,902
Rabobank Nederland 4.375% 8/4/25	39,970,000	39,337,912
Regions Bank 6.45% 6/26/37	40,184,000	48,125,578
Regions Financial Corp. 3.2% 2/8/21	14,047,000	14,015,484
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	42,362,006
5.125% 5/28/24	45,938,000	46,622,014
6% 12/19/23	30,612,000	32,486,246
6.1% 6/10/23	35,599,000	37,824,363
6.125% 12/15/22	71,538,000	75,681,160
		1,515,611,021
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	29,922,810
4.25% 2/15/24	23,736,000	24,195,784
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	19,608,000	18,447,241
Deutsche Bank AG 4.5% 4/1/25	67,755,000	60,717,703
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	18,552,459
3.3% 11/16/22	46,140,000	43,862,675
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	158,668,000	154,754,000
3.2% 2/23/23	83,857,000	82,086,323
3.272% 9/29/25 (b)	52,832,000	50,456,487
4.25% 10/21/25	26,330,000	26,078,403
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,474,131
Lazard Group LLC 4.25% 11/14/20	20,221,000	20,679,041
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,720,300
3.25% 1/15/28	11,244,000	10,654,318
4.875% 2/15/24	10,558,000	11,130,108
Morgan Stanley:
3.125% 1/23/23	52,000,000	50,829,182
3.7% 10/23/24	18,925,000	18,780,405
3.737% 4/24/24 (b)	163,561,000	163,059,169
3.75% 2/25/23	53,516,000	53,693,787
4.1% 5/22/23	20,000,000	20,286,570
4.875% 11/1/22	39,633,000	41,318,719
5% 11/24/25	6,349,000	6,624,651
5.625% 9/23/19	16,919,000	17,515,155
5.75% 1/25/21	26,624,000	28,268,910
7.3% 5/13/19	22,127,000	23,034,280
Thomson Reuters Corp. 3.85% 9/29/24	18,774,000	18,573,620
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	27,816,000	27,688,833
		1,035,405,064
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	8,011,832
4.5% 5/15/21	5,650,000	5,778,885
5% 10/1/21	8,475,000	8,795,007
Capital One Financial Corp. 3.8% 1/31/28	21,736,000	20,681,880
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,301,550
3.85% 11/21/22	38,277,000	38,141,492
3.95% 11/6/24	16,412,000	16,103,951
5.2% 4/27/22	16,852,000	17,619,177
Ford Motor Credit Co. LLC:
2.24% 6/15/18	29,329,000	29,308,275
2.875% 10/1/18	27,070,000	27,088,099
Hyundai Capital America 2.875% 8/9/18 (a)	12,509,000	12,512,954
Synchrony Financial:
3% 8/15/19	8,044,000	8,041,888
3.75% 8/15/21	12,146,000	12,171,560
3.95% 12/1/27	14,018,000	13,022,223
4.25% 8/15/24	12,226,000	12,061,739
		248,640,512
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	5,194,000	5,174,376
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	34,882,927
3.85% 2/1/25	22,346,000	21,678,426
3.875% 8/15/22	17,670,000	17,645,691
4.125% 6/15/26	10,088,000	9,774,052
Voya Financial, Inc. 3.125% 7/15/24	13,735,000	13,040,288
		102,195,760
Insurance - 1.7%
AIA Group Ltd. 2.25% 3/11/19 (a)	5,074,000	5,035,818
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,722,863
3.3% 3/1/21	11,928,000	11,949,033
3.875% 1/15/35	29,736,000	26,866,570
4.875% 6/1/22	26,181,000	27,453,472
Aon Corp. 5% 9/30/20	5,687,000	5,907,658
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (a)(b)(c)	11,133,000	11,133,000
Hartford Financial Services Group, Inc. 5.125% 4/15/22	27,603,000	29,358,791
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	23,174,000	24,176,220
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	13,658,048
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	34,265,000	33,024,202
MetLife, Inc.:
3.048% 12/15/22 (b)	21,302,000	20,978,981
4.75% 2/8/21	4,629,000	4,823,851
Metropolitan Life Global Funding I:
1.875% 6/22/18 (a)	22,959,000	22,953,468
3% 1/10/23 (a)	15,204,000	14,899,517
Pacific LifeCorp 5.125% 1/30/43 (a)	30,812,000	32,854,583
Pricoa Global Funding I 5.375% 5/15/45 (b)	27,275,000	27,411,375
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,900,156
7.375% 6/15/19	3,820,000	3,994,979
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	31,801,342
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	7,063,000	7,046,005
4.125% 11/1/24 (a)	10,239,000	10,289,650
Unum Group:
3.875% 11/5/25	25,368,000	24,883,768
5.625% 9/15/20	18,528,000	19,480,624
5.75% 8/15/42	40,693,000	43,913,002
		468,516,976

TOTAL FINANCIALS		3,370,369,333

HEALTH CARE - 2.4%
Biotechnology - 0.2%
AbbVie, Inc.:
2.9% 11/6/22	25,191,000	24,587,057
4.5% 5/14/35	36,362,000	36,023,445
		60,610,502
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	6,576,000	6,539,640
2.894% 6/6/22	30,000,000	29,135,213
		35,674,853
Health Care Providers & Services - 1.1%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	22,992,332
3.7% 3/9/23	13,600,000	13,561,002
4% 12/5/23	18,015,000	18,181,903
4.1% 3/25/25	58,752,000	58,778,356
4.3% 3/25/28	68,226,000	67,710,196
4.78% 3/25/38	30,372,000	30,127,104
5.05% 3/25/48	44,655,000	45,559,034
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,258,548
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,770,800
		288,939,275
Pharmaceuticals - 1.0%
Actavis Funding SCS:
3% 3/12/20	22,207,000	22,093,680
3.45% 3/15/22	25,461,000	25,124,777
Allergan PLC 3.25% 10/1/22	15,000,000	14,612,114
Mylan NV:
2.5% 6/7/19	12,126,000	12,046,942
3.15% 6/15/21	24,804,000	24,522,869
3.95% 6/15/26	37,112,000	35,382,629
Perrigo Finance PLC:
3.5% 12/15/21	2,562,000	2,542,597
3.9% 12/15/24	19,061,000	18,613,700
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	47,169,164
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	15,930,609
2.8% 7/21/23	27,416,000	23,458,503
3.15% 10/1/26	14,782,000	11,937,812
Zoetis, Inc. 3.25% 2/1/23	33,171,000	32,782,315
		286,217,711

TOTAL HEALTH CARE		671,442,341

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (a)	15,580,000	15,560,469
6.375% 6/1/19 (a)	9,485,000	9,800,568
		25,361,037
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 2/2/19	246,259	248,722
6.795% 8/2/18	18,412	18,412
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	213,512	219,917
		487,051
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 9/4/18	24,956,000	24,950,275
3% 9/15/23	4,809,000	4,597,369
3.375% 6/1/21	12,831,000	12,783,379
3.75% 2/1/22	25,484,000	25,601,691
3.875% 4/1/21	17,429,000	17,618,476
4.25% 9/15/24	19,743,000	19,811,043
4.75% 3/1/20	19,421,000	19,912,942
		125,275,175
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,599,000	2,917,378

TOTAL INDUSTRIALS		154,040,641

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	4,946,000	4,940,714
MATERIALS - 0.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,223,683
4.25% 11/15/20	6,609,000	6,791,210
		27,014,893
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	10,050,000	10,477,125
6.75% 10/19/75 (a)(b)	24,962,000	27,158,656
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,127,000	7,731,378
4.5% 8/1/47 (a)	6,415,000	6,251,867
Vale Overseas Ltd. 4.375% 1/11/22	6,974,000	6,994,922
		58,613,948

TOTAL MATERIALS		85,628,841

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,786,065
4.6% 4/1/22	7,545,000	7,817,927
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,332,537
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,569,847
Boston Properties, Inc. 3.85% 2/1/23	10,817,000	10,913,195
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,771,830
4.25% 1/15/24	20,255,000	20,726,315
Corporate Office Properties LP 5% 7/1/25	16,542,000	16,994,458
DDR Corp.:
3.625% 2/1/25	12,380,000	11,802,119
4.25% 2/1/26	9,452,000	9,292,792
4.625% 7/15/22	19,208,000	19,816,616
Duke Realty LP:
3.625% 4/15/23	22,930,000	22,846,315
3.75% 12/1/24	9,068,000	8,973,188
3.875% 10/15/22	20,422,000	20,692,047
Equity One, Inc. 3.75% 11/15/22	30,646,000	30,562,297
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,795,619
4.75% 7/15/20	31,427,000	32,456,647
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,867,563
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	29,660,620
4.5% 1/15/25	13,762,000	13,437,877
4.5% 4/1/27	73,646,000	70,083,930
4.75% 1/15/28	30,475,000	29,373,527
4.95% 4/1/24	7,519,000	7,645,829
5.25% 1/15/26	29,837,000	29,978,252
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,348,894
5% 12/15/23	4,225,000	4,258,379
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,594,379
WP Carey, Inc. 4% 2/1/25	30,215,000	29,383,511
		495,782,575
Real Estate Management & Development - 1.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	30,680,000	30,791,162
3.95% 11/15/27	22,384,000	21,508,272
4.1% 10/1/24	24,424,000	24,170,848
4.55% 10/1/29	23,929,000	23,649,164
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	26,146,297
3.95% 7/1/22	17,850,000	18,091,809
4.75% 10/1/25	18,728,000	19,395,269
5.25% 3/15/21	10,656,000	11,151,528
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,513,471
3.75% 4/1/25	17,751,000	17,408,422
4.125% 6/15/22	11,558,000	11,805,100
4.4% 2/15/24	32,513,000	33,291,313
4.75% 10/1/20	17,245,000	17,778,656
Mack-Cali Realty LP:
3.15% 5/15/23	41,165,000	36,560,277
4.5% 4/18/22	7,126,000	6,950,088
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,505,317
Tanger Properties LP:
3.125% 9/1/26	12,233,000	11,036,261
3.75% 12/1/24	17,037,000	16,364,454
3.875% 12/1/23	10,722,000	10,497,601
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,213,821
3.5% 2/1/25	8,762,000	8,428,328
4% 3/1/28	11,430,000	11,069,454
4.125% 1/15/26	8,443,000	8,362,852
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	5,600,000	5,740,143
Washington Prime Group LP 3.85% 4/1/20	20,000,000	19,461,200
		412,891,107

TOTAL REAL ESTATE		908,673,682

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	18,005,000	17,780,497
3% 6/30/22	20,000,000	19,519,999
3.4% 5/15/25	51,500,000	49,054,491
3.6% 2/17/23	56,273,000	55,860,440
4.45% 4/1/24	2,396,000	2,451,453
4.5% 3/9/48	20,350,000	17,990,712
5.875% 10/1/19	16,408,000	17,045,287
6.3% 1/15/38	40,737,000	46,044,440
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	238,164
Verizon Communications, Inc.:
2.625% 2/21/20	21,259,000	21,163,407
5.012% 8/21/54	41,944,000	39,979,041
5.5% 3/16/47	18,182,000	19,142,542
		306,270,473
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	15,963,821

TOTAL TELECOMMUNICATION SERVICES		322,234,294

UTILITIES - 2.1%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,357,547
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	15,117,000	16,185,139
6.4% 9/15/20 (a)	34,900,000	37,097,346
Eversource Energy 2.8% 5/1/23	32,099,000	31,087,613
Exelon Corp. 2.85% 6/15/20	7,468,000	7,423,138
FirstEnergy Corp.:
4.25% 3/15/23	66,372,000	67,652,020
7.375% 11/15/31	30,718,000	40,391,083
FirstEnergy Solutions Corp. 6.05% 8/15/21 (d)	48,231,000	24,356,655
IPALCO Enterprises, Inc.:
3.45% 7/15/20	42,035,000	41,614,650
3.7% 9/1/24	10,405,000	10,094,778
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,260,848
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,590,377
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,288,018
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	41,742,844
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,463,158
		363,605,214
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,882,215
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,893,285
2.7% 6/15/21	5,862,000	5,714,109
3.55% 6/15/26	9,377,000	8,892,645
		20,500,039
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 2% 11/15/18	29,001,000	28,938,100
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	66,502,000	63,176,900
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (b)(c)	7,991,000	7,831,180
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	13,301,041
5.95% 6/15/41	21,763,000	25,555,152
6.8% 1/15/19	1,039,000	1,064,355
Puget Energy, Inc.:
6% 9/1/21	26,400,000	28,288,166
6.5% 12/15/20	8,451,000	9,089,081
Sempra Energy 2.875% 10/1/22	9,886,000	9,664,219
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	13,102,000	12,954,603
		199,862,797

TOTAL UTILITIES		590,850,265

TOTAL NONCONVERTIBLE BONDS
(Cost $8,805,898,005)		8,792,437,224

U.S. Government and Government Agency Obligations - 38.4%
U.S. Treasury Inflation-Protected Obligations - 7.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$137,620,434	$131,574,453
0.875% 2/15/47	164,644,581	162,069,314
1% 2/15/46	85,732,108	87,064,163
1.375% 2/15/44	274,419,498	302,613,121
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	376,932,309	366,152,552
0.125% 7/15/26	237,048,059	226,554,694
0.25% 1/15/25	26,340,500	25,603,859
0.375% 7/15/25	346,140,802	339,600,518
0.375% 1/15/27	127,040,307	123,093,537
0.375% 7/15/27	140,784,840	136,526,048
0.625% 1/15/26	210,052,000	208,600,985
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28	75,878,250	73,988,652

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,183,441,896

U.S. Treasury Obligations - 30.6%
U.S. Treasury Bonds:
2.75% 11/15/47	96,170,000	91,091,022
3% 5/15/45	226,184,000	225,698,057
3% 11/15/45	197,310,000	196,785,895
3% 2/15/47	459,054,000	457,565,660
3% 5/15/47	212,440,000	211,552,067
U.S. Treasury Notes:
1.25% 3/31/21	384,860,000	371,329,766
1.25% 10/31/21	890,411,000	851,142,486
1.375% 4/30/21	143,110,000	138,414,203
1.5% 5/15/20	253,710,000	249,230,433
1.625% 5/31/23	288,536,000	274,154,284
1.75% 12/31/20	345,223,000	338,628,702
1.75% 6/30/22	511,054,000	493,426,628
1.875% 3/31/22	1,061,519,000	1,032,202,814
1.875% 7/31/22	400,905,000	388,627,284
1.875% 9/30/22	210,000,000	203,273,438
2% 12/31/21	766,143,000	749,862,461
2% 11/15/26	94,726,000	88,683,518
2.125% 12/31/22	117,180,000	114,406,129
2.125% 7/31/24	306,359,000	295,265,453
2.125% 11/30/24	454,473,000	436,737,900
2.25% 12/31/24	487,871,000	472,262,938
2.25% 11/15/27	312,220,000	296,401,667
2.375% 5/15/27	232,280,000	223,478,767
2.75% 2/15/28	132,320,000	131,074,332
2.875% 4/30/25	217,409,000	218,513,029

TOTAL U.S. TREASURY OBLIGATIONS		8,549,808,933

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,006,366,954)		10,733,250,829

U.S. Government Agency - Mortgage Securities - 23.6%
Fannie Mae - 12.7%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (b)(c)	32,624	33,658
12 month U.S. LIBOR + 1.445% 3.422% 4/1/37 (b)(c)	125,459	129,703
12 month U.S. LIBOR + 1.480% 3.302% 7/1/34 (b)(c)	75,870	77,763
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(c)	198,917	205,639
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (b)(c)	35,523	36,905
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (b)(c)	123,375	128,528
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (b)(c)	54,521	56,605
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (b)(c)	258,731	271,985
12 month U.S. LIBOR + 1.617% 3.506% 3/1/33 (b)(c)	135,296	140,315
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (b)(c)	104,399	108,796
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (b)(c)	70,087	72,935
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (b)(c)	110,548	113,754
12 month U.S. LIBOR + 1.718% 3.399% 5/1/35 (b)(c)	300,560	313,186
12 month U.S. LIBOR + 1.725% 2.575% 6/1/42 (b)(c)	1,819,186	1,875,434
12 month U.S. LIBOR + 1.728% 3.531% 11/1/36 (b)(c)	309,507	326,005
12 month U.S. LIBOR + 1.741% 3.529% 3/1/40 (b)(c)	501,815	526,042
12 month U.S. LIBOR + 1.745% 3.573% 7/1/35 (b)(c)	188,721	195,844
12 month U.S. LIBOR + 1.750% 3.049% 8/1/41 (b)(c)	646,489	667,668
12 month U.S. LIBOR + 1.800% 2.737% 1/1/42 (b)(c)	1,121,242	1,166,119
12 month U.S. LIBOR + 1.800% 3.572% 7/1/41 (b)(c)	1,525,698	1,599,081
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (b)(c)	182,894	188,688
12 month U.S. LIBOR + 1.812% 3.561% 12/1/40 (b)(c)	10,191,668	10,668,172
12 month U.S. LIBOR + 1.818% 2.682% 2/1/42 (b)(c)	1,475,434	1,532,305
12 month U.S. LIBOR + 1.818% 3.001% 9/1/41 (b)(c)	905,899	935,845
12 month U.S. LIBOR + 1.818% 3.261% 7/1/41 (b)(c)	1,213,610	1,278,531
12 month U.S. LIBOR + 1.830% 3.331% 10/1/41 (b)(c)	734,412	758,922
12 month U.S. LIBOR + 1.851% 3.588% 5/1/36 (b)(c)	89,113	93,388
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (b)(c)	96,800	102,221
12 month U.S. LIBOR + 1.932% 3.762% 9/1/36 (b)(c)	269,459	281,751
6 month U.S. LIBOR + 1.475% 3.121% 10/1/33 (b)(c)	36,485	37,400
6 month U.S. LIBOR + 1.505% 3.1% 1/1/35 (b)(c)	377,108	387,596
6 month U.S. LIBOR + 1.510% 3.195% 2/1/33 (b)(c)	20,952	21,502
6 month U.S. LIBOR + 1.535% 3.256% 3/1/35 (b)(c)	54,122	55,655
6 month U.S. LIBOR + 1.535% 3.257% 12/1/34 (b)(c)	109,837	112,902
6 month U.S. LIBOR + 1.556% 3.373% 10/1/33 (b)(c)	37,991	39,060
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (b)(c)	50,248	51,764
6 month U.S. LIBOR + 1.740% 3.313% 12/1/34 (b)(c)	7,463	7,853
6 month U.S. LIBOR + 1.960% 3.95% 9/1/35 (b)(c)	55,401	57,817
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(c)	75,148	77,878
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.45% 12/1/33 (b)(c)	1,007,227	1,059,132
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.675% 6/1/36 (b)(c)	434,830	459,276
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (b)(c)	180,193	190,179
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.695% 7/1/34 (b)(c)	319,351	338,425
U.S. TREASURY 1 YEAR INDEX + 2.475% 3.755% 5/1/35 (b)(c)	82,205	87,188
2.5% 11/1/42 to 4/1/47	36,214,891	34,063,350
3% 11/1/24 to 2/1/47	584,406,828	569,441,390
3.5% 5/1/27 to 10/1/56	936,103,201	938,982,976
3.5% 6/1/33 (e)	100,000	101,336
3.5% 6/1/33 (e)	19,325,000	19,583,170
3.5% 6/1/33 (e)	19,325,000	19,583,170
3.5% 6/1/33 (e)	19,325,000	19,583,170
3.5% 6/1/33 (e)	19,300,000	19,557,836
3.5% 6/1/33 (e)	18,900,000	19,152,493
3.5% 6/1/33 (e)	18,900,000	19,152,493
3.5% 6/1/33 (e)	18,925,000	19,177,827
3.5% 6/1/33 (e)	18,900,000	19,152,493
3.5% 6/1/33 (e)	29,300,000	29,691,430
3.5% 6/1/33 (e)	29,200,000	29,590,094
3.5% 6/1/33 (e)	29,200,000	29,590,094
3.5% 6/1/33 (e)	29,300,000	29,691,430
3.5% 6/1/48 (e)	25,900,000	25,812,852
4% 11/1/31 to 5/1/48	586,803,060	602,648,391
4% 6/1/48 (e)	63,200,000	64,566,839
4% 6/1/48 (e)	69,950,000	71,462,823
4% 6/1/48 (e)	73,650,000	75,242,843
4% 6/1/48 (e)	18,742,000	19,147,337
4.5% 4/1/21 to 8/1/56	137,302,723	144,369,931
4.5% 6/1/48 (e)	72,900,000	76,092,080
4.5% 6/1/48 (e)	182,700,000	190,699,903
4.5% 6/1/48 (e)	17,550,000	18,318,464
4.5% 6/1/48 (e)	15,700,000	16,387,457
4.5% 6/1/48 (e)	2,300,000	2,400,710
4.5% 6/1/48 (e)	34,550,000	36,062,844
4.5% 7/1/48 (e)	197,050,000	205,347,263
5% 12/1/18 to 8/1/56	20,000,740	21,502,181
5.255% 8/1/41	3,077,570	3,323,044
5.5% 6/1/18 to 5/1/44	55,031,287	60,076,335
6% 7/1/19 to 1/1/42	22,649,946	25,188,084
6.309% 2/1/39	4,003,176	4,323,373
6.5% 9/1/18 to 8/1/39	33,337,335	37,155,949
7% 9/1/18 to 7/1/37	2,427,707	2,723,205
7.5% 11/1/22 to 2/1/32	1,072,342	1,207,054
8% 8/1/29 to 3/1/37	25,830	30,311
8.5% 12/1/19 to 9/1/25	1,715	1,869
9.5% 6/1/18 to 2/1/25	2,554	2,619

TOTAL FANNIE MAE		3,547,057,928

Freddie Mac - 5.1%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (b)(c)	104,482	107,196
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(c)	35,399	36,310
12 month U.S. LIBOR + 1.375% 3.161% 3/1/36 (b)(c)	378,047	388,704
12 month U.S. LIBOR + 1.500% 3.428% 3/1/36 (b)(c)	243,864	251,829
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (b)(c)	89,072	92,091
12 month U.S. LIBOR + 1.750% 3.25% 7/1/41 (b)(c)	1,588,012	1,667,273
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (b)(c)	5,410,504	5,615,832
12 month U.S. LIBOR + 1.754% 3.066% 9/1/41 (b)(c)	1,938,748	2,018,258
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (b)(c)	77,716	81,231
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (b)(c)	174,459	182,707
12 month U.S. LIBOR + 1.874% 3.654% 10/1/42 (b)(c)	912,402	951,491
12 month U.S. LIBOR + 1.877% 3.352% 4/1/41 (b)(c)	676,571	698,198
12 month U.S. LIBOR + 1.880% 3.205% 9/1/41 (b)(c)	1,025,288	1,077,954
12 month U.S. LIBOR + 1.910% 3.262% 6/1/41 (b)(c)	961,478	1,013,459
12 month U.S. LIBOR + 1.910% 3.586% 5/1/41 (b)(c)	867,808	898,575
12 month U.S. LIBOR + 1.910% 3.634% 5/1/41 (b)(c)	1,352,383	1,423,979
12 month U.S. LIBOR + 1.910% 3.664% 6/1/41 (b)(c)	1,285,985	1,355,377
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (b)(c)	44,311	46,601
12 month U.S. LIBOR + 1.993% 4.803% 4/1/38 (b)(c)	238,216	251,197
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (b)(c)	123,396	130,445
12 month U.S. LIBOR + 2.160% 3.91% 11/1/35 (b)(c)	91,380	96,487
12 month U.S. LIBOR + 2.197% 3.899% 3/1/33 (b)(c)	6,259	6,550
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (b)(c)	240,243	253,948
6 month U.S. LIBOR + 1.125% 2.849% 8/1/37 (b)(c)	73,144	73,835
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (b)(c)	78,881	80,635
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (b)(c)	109,776	113,022
6 month U.S. LIBOR + 1.647% 3.309% 2/1/37 (b)(c)	295,956	305,543
6 month U.S. LIBOR + 1.655% 3.474% 4/1/35 (b)(c)	187,906	196,235
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (b)(c)	61,522	63,601
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (b)(c)	113,103	117,116
6 month U.S. LIBOR + 1.746% 3.33% 5/1/37 (b)(c)	29,468	30,199
6 month U.S. LIBOR + 1.932% 3.552% 10/1/36 (b)(c)	386,071	400,497
6 month U.S. LIBOR + 1.976% 3.648% 10/1/35 (b)(c)	253,213	263,469
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (b)(c)	129,868	136,028
6 month U.S. LIBOR + 2.066% 3.658% 6/1/37 (b)(c)	84,774	88,797
6 month U.S. LIBOR + 2.755% 4.432% 10/1/35 (b)(c)	169,161	179,416
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.131% 6/1/33 (b)(c)	344,963	360,186
U.S. TREASURY 1 YEAR INDEX + 2.248% 3.722% 1/1/35 (b)(c)	20,654	21,727
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.432% 6/1/33 (b)(c)	820,165	863,772
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.656% 3/1/35 (b)(c)	1,446,565	1,530,889
3% 6/1/31 to 3/1/48	339,467,902	331,734,715
3.5% 6/1/27 to 9/1/46 (f)(g)	500,649,513	503,273,240
3.5% 8/1/47	14,518,349	14,510,897
3.5% 6/1/48 (e)	5,200,000	5,182,300
4% 6/1/33 to 5/1/48	393,464,903	404,247,812
4% 4/1/48	1,295,224	1,323,607
4.5% 6/1/25 to 11/1/47	69,109,400	72,677,033
5% 3/1/19 to 7/1/41	37,369,377	40,026,499
5.5% 6/1/18 to 4/1/41	7,954,467	8,635,350
6% 2/1/19 to 12/1/37	3,765,799	4,172,296
6.5% 7/1/21 to 9/1/39	5,888,714	6,532,053
7% 6/1/21 to 9/1/36	2,208,533	2,489,277
7.5% 1/1/27 to 1/1/33	53,704	60,887
8% 7/1/24 to 1/1/37	63,894	73,431
8.5% 9/1/19 to 1/1/28	62,588	70,447
9% 10/1/20	28	29
9.5% 5/1/21 to 7/1/21	72	74
10% 2/1/20 to 11/1/20	65	66
11% 7/1/19 to 9/1/20	12	13

TOTAL FREDDIE MAC		1,418,480,685

Ginnie Mae - 5.8%
3% 4/15/42 to 4/20/48 (f)	473,198,626	464,481,950
3.5% 11/15/40 to 3/20/48	631,430,630	636,005,917
3.5% 6/1/48 (e)	5,300,000	5,325,258
3.5% 6/1/48 (e)	51,700,000	51,946,382
3.5% 6/1/48 (e)	3,800,000	3,818,109
3.5% 7/1/48 (e)	29,600,000	29,704,062
4% 2/15/39 to 7/20/47	254,717,289	262,964,926
4.5% 6/20/33 to 4/20/47	105,139,434	110,806,361
5.5% 6/15/33 to 9/15/39	3,627,489	3,974,957
6% 10/15/30 to 5/15/40	6,363,554	7,125,946
7% 10/15/22 to 3/15/33	3,064,481	3,487,394
7.5% 11/15/21 to 9/15/31	950,250	1,061,759
8% 11/15/21 to 11/15/29	271,811	300,300
8.5% 10/15/21 to 1/15/31	63,123	71,886
9% 9/15/19 to 1/15/23	1,157	1,219
9.5% 12/15/20 to 3/15/23	460	484
4.5% 6/1/48 (e)	8,450,000	8,788,660
4.5% 6/1/48 (e)	6,800,000	7,072,531
5% 12/15/32 to 9/15/41	38,391,203	41,382,361
6.5% 3/20/31 to 6/15/37	656,622	741,227
11% 7/20/19 to 9/20/19	349	361

TOTAL GINNIE MAE		1,639,062,050

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,731,438,878)		6,604,600,663

Asset-Backed Securities - 1.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$22,780,801	$22,758,155
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.4187% 6/15/32 (a)(b)(c)(h)	2,733,361	1,655,050
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 0.750% 3.0847% 2/25/35 (b)(c)	818,225	820,435
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	42,658,000	43,432,499
Class AA, 2.487% 12/16/41 (a)	9,780,000	9,619,633
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.23% 5/25/29 (b)(c)	26,229,547	26,474,387
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.5952% 7/25/29 (b)(c)	4,476,660	4,516,842
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	10,717,371	10,694,801
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	1,846,393	1,859,512
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	16,903,060	16,551,213
Class A2II, 4.03% 11/20/47 (a)	28,610,230	28,208,980
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.7847% 3/25/34 (b)(c)	2,091	1,903
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.49% 5/25/26 (b)(c)	13,222,000	13,169,170
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (a)(b)(c)	320,934	314,997
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (a)(b)(c)	116,029	113,726
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (a)(b)(c)	192,460	181,086
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (a)(b)(c)	73,162	67,915
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (b)(c)	2,867,000	2,112,186
Navient Student Ln Trust 2018-2 1 month U.S. LIBOR + 0.240% 2.1997% 3/25/67 (a)(b)(c)	12,907,611	12,915,595
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.5597% 7/26/66 (a)(b)(c)	3,908,000	3,938,079
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 2.1997% 9/27/66 (a)(b)(c)	17,701,763	17,702,775
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (b)(c)	1,164,000	1,160,452
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (b)(c)	1,245,000	1,246,025
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (b)(c)	13,546	13,544
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5945% 12/15/27 (a)(b)(c)	82,664,485	82,979,189
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.6195% 10/27/25 (b)(c)	23,255,000	23,248,077
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4695% 1/25/27 (b)(c)	7,709,111	7,697,145
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4495% 1/26/26 (b)(c)	5,150,971	5,136,088
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (b)(c)	115,176	113,510
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (a)(b)(c)(h)	2,300,000	1,424,231
TOTAL ASSET-BACKED SECURITIES
(Cost $335,356,149)		340,127,200

Collateralized Mortgage Obligations - 2.5%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.5197% 1/25/35 (b)(c)	308,949	310,236
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (b)(c)	224,229	220,801
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/35 (b)(c)	266,416	264,018
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	12,464	12,336

TOTAL PRIVATE SPONSOR		807,391

U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.7597% 2/25/32 (b)(c)	42,106	42,811
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.935% 3/18/32 (b)(c)	76,315	78,165
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.9597% 4/25/32 (b)(c)	92,131	94,260
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.9597% 10/25/32 (b)(c)	119,746	122,477
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.7097% 1/25/32 (b)(c)	43,276	43,949
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.1403% 12/25/33 (b)(i)(j)	1,401,258	290,203
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.7203% 11/25/36 (b)(i)(j)	1,051,034	160,264
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	46,972	49,506
Series 1993-207 Class H, 6.5% 11/25/23	666,556	709,100
Series 1996-28 Class PK, 6.5% 7/25/25	216,400	230,674
Series 1999-17 Class PG, 6% 4/25/29	622,300	669,809
Series 1999-32 Class PL, 6% 7/25/29	611,879	659,268
Series 1999-33 Class PK, 6% 7/25/29	458,719	494,938
Series 2001-52 Class YZ, 6.5% 10/25/31	54,482	60,665
Series 2003-28 Class KG, 5.5% 4/25/23	375,619	391,917
Series 2005-102 Class CO 11/25/35 (k)	351,389	308,635
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.4548% 8/25/35 (b)(j)	113,298	131,210
Series 2005-81 Class PC, 5.5% 9/25/35	843,398	916,813
Series 2006-12 Class BO 10/25/35 (k)	1,547,325	1,357,113
Series 2006-37 Class OW 5/25/36 (k)	145,603	123,015
Series 2006-45 Class OP 6/25/36 (k)	476,334	403,730
Series 2006-62 Class KP 4/25/36 (k)	754,204	640,163
Series 2012-149:
Class DA, 1.75% 1/25/43	7,756,844	7,398,914
Class GA, 1.75% 6/25/42	7,691,423	7,325,422
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	132,619	148,033
Series 1999-25 Class Z, 6% 6/25/29	476,782	517,094
Series 2001-20 Class Z, 6% 5/25/31	672,417	730,998
Series 2001-31 Class ZC, 6.5% 7/25/31	363,602	400,927
Series 2002-16 Class ZD, 6.5% 4/25/32	189,057	210,669
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.5903% 11/25/32 (b)(i)(j)	904,393	116,740
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	2,164,236	211,666
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.6803% 12/25/36 (b)(i)(j)	677,409	119,988
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.4803% 5/25/37 (b)(i)(j)	411,333	62,831
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.2567% 9/25/23 (b)(j)	28,633	33,104
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.1403% 3/25/33 (b)(i)(j)	101,181	17,516
Series 2005-72 Class ZC, 5.5% 8/25/35	5,079,650	5,452,053
Series 2005-79 Class ZC, 5.9% 9/25/35	1,719,381	1,904,763
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.8619% 6/25/37 (b)(j)	338,460	609,406
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 27.8419% 7/25/37 (b)(j)	514,418	915,063
Class SB, 39.600% - 1 month U.S. LIBOR 27.8419% 7/25/37 (b)(j)	207,491	329,402
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.3903% 3/25/38 (b)(i)(j)	2,749,060	384,437
Series 2009-76 Class MI, 5.5% 9/25/24 (i)	9,275	203
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	124,992	3,659
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	168,720	4,487
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.4003% 6/25/21 (b)(i)(j)	79,698	1,495
Series 2010-12 Class AI, 5% 12/25/18 (i)	7,946	13
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.0903% 12/25/40 (b)(i)(j)	2,550,070	328,315
Class ZA, 4.5% 12/25/40	4,310,229	4,514,033
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	2,215,670	216,176
Series 2010-150 Class ZC, 4.75% 1/25/41	6,476,581	6,912,053
Series 2010-17 Class DI, 4.5% 6/25/21 (i)	62,498	1,344
Series 2010-23:
Class AI, 5% 12/25/18 (i)	5,429	20
Class HI, 4.5% 10/25/18 (i)	14,501	36
Series 2010-29 Class LI, 4.5% 6/25/19 (i)	24,607	141
Series 2010-95 Class ZC, 5% 9/25/40	12,879,084	13,898,768
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	510,815	21,308
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.6503% 4/25/41 (b)(i)(j)	3,901,659	524,138
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.5903% 11/25/41 (b)(i)(j)	3,838,282	583,573
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.6403% 8/25/39 (b)(i)(j)	3,296,793	388,050
Series 2011-39 Class ZA, 6% 11/25/32	1,853,345	2,041,362
Series 2011-4 Class PZ, 5% 2/25/41	2,562,511	2,844,011
Series 2011-67 Class AI, 4% 7/25/26 (i)	708,748	62,614
Series 2011-83 Class DI, 6% 9/25/26 (i)	877,709	73,195
Series 2012-100 Class WI, 3% 9/25/27 (i)	6,267,165	581,864
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.6903% 12/25/30 (b)(i)(j)	2,232,626	248,901
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.4903% 5/25/42 (b)(i)(j)	7,935,531	1,405,879
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.5903% 6/25/41 (b)(i)(j)	2,863,290	373,421
Series 2013-133 Class IB, 3% 4/25/32 (i)	4,288,814	397,121
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.0903% 1/25/44 (b)(i)(j)	1,931,542	285,612
Series 2013-51 Class GI, 3% 10/25/32 (i)	5,553,136	542,009
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.7603% 6/25/35 (b)(i)(j)	2,192,322	338,322
Series 2015-42:
Class IL, 6% 6/25/45 (i)	7,981,942	1,886,347
Class LS, 6.200% - 1 month U.S. LIBOR 4.2403% 6/25/45 (b)(i)(j)	8,425,859	1,104,621
Series 2015-70 Class JC, 3% 10/25/45	11,460,016	11,374,533
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.1403% 5/25/39 (b)(i)(j)	16,324,122	2,293,139
Series 2017-30 Class AI, 5.5% 5/25/47	4,145,702	956,915
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (i)	14	0
Class 5, 5.5% 7/25/33 (i)	394,579	86,875
Series 343 Class 16, 5.5% 5/25/34 (i)	336,618	60,887
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	243,134	55,454
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	153,482	29,955
Class 13, 6% 3/25/34 (i)	212,492	42,276
Series 359 Class 19, 6% 7/25/35 (b)(i)	129,550	25,687
Series 384 Class 6, 5% 7/25/37 (i)	1,662,110	322,722
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.7187% 1/15/32 (b)(c)	34,331	34,902
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.8187% 3/15/32 (b)(c)	45,789	46,699
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.9187% 3/15/32 (b)(c)	49,062	50,155
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.8187% 6/15/31 (b)(c)	88,889	90,561
Class FG, 1 month U.S. LIBOR + 0.900% 2.8187% 3/15/32 (b)(c)	27,320	27,852
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.1687% 5/15/37 (b)(c)	1,978,764	1,976,226
planned amortization class:
Series 2006-15 Class OP 3/25/36 (k)	1,402,142	1,191,332
Series 2095 Class PE, 6% 11/15/28	719,912	777,180
Series 2101 Class PD, 6% 11/15/28	67,398	71,252
Series 2121 Class MG, 6% 2/15/29	295,457	319,004
Series 2131 Class BG, 6% 3/15/29	2,065,127	2,233,630
Series 2137 Class PG, 6% 3/15/29	327,713	355,383
Series 2154 Class PT, 6% 5/15/29	525,038	568,035
Series 2162 Class PH, 6% 6/15/29	123,165	133,051
Series 2520 Class BE, 6% 11/15/32	679,325	748,873
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.6813% 3/15/23 (b)(i)(j)	29,503	1,714
Series 2693 Class MD, 5.5% 10/15/33	1,812,213	1,969,611
Series 2802 Class OB, 6% 5/15/34	1,118,714	1,200,965
Series 2937 Class KC, 4.5% 2/15/20	319,571	320,959
Series 2962 Class BE, 4.5% 4/15/20	666,328	675,146
Series 3002 Class NE, 5% 7/15/35	1,859,247	1,968,896
Series 3110 Class OP 9/15/35 (k)	856,175	771,201
Series 3119 Class PO 2/15/36 (k)	1,656,830	1,402,383
Series 3121 Class KO 3/15/36 (k)	291,361	248,809
Series 3123 Class LO 3/15/36 (k)	910,241	773,198
Series 3145 Class GO 4/15/36 (k)	893,782	759,993
Series 3189 Class PD, 6% 7/15/36	1,697,772	1,886,984
Series 3225 Class EO 10/15/36 (k)	505,667	428,890
Series 3258 Class PM, 5.5% 12/15/36	860,960	923,727
Series 3415 Class PC, 5% 12/15/37	644,109	683,030
Series 3786 Class HI, 4% 3/15/38 (i)	2,074,908	157,741
Series 3806 Class UP, 4.5% 2/15/41	5,242,422	5,448,051
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,647,205
Series 4135 Class AB, 1.75% 6/15/42	5,751,591	5,482,806
sequential payer:
Series 2135 Class JE, 6% 3/15/29	153,655	166,237
Series 2274 Class ZM, 6.5% 1/15/31	171,195	188,356
Series 2281 Class ZB, 6% 3/15/30	408,957	431,423
Series 2303 Class ZV, 6% 4/15/31	166,888	180,945
Series 2357 Class ZB, 6.5% 9/15/31	1,289,974	1,437,306
Series 2502 Class ZC, 6% 9/15/32	344,785	378,600
Series 2519 Class ZD, 5.5% 11/15/32	543,403	570,948
Series 2546 Class MJ, 5.5% 3/15/23	230,658	238,629
Series 2601 Class TB, 5.5% 4/15/23	109,995	115,027
Series 2998 Class LY, 5.5% 7/15/25	332,761	350,622
Series 3871 Class KB, 5.5% 6/15/41	5,283,000	5,887,101
Series 4423 Class NJ, 3% 9/15/41	17,925,000	17,309,891
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.6813% 2/15/36 (b)(i)(j)	596,893	99,607
Series 2013-4281 Class AI, 4% 12/15/28 (i)	6,980,023	571,565
Series 2017-4683 Class LM, 3% 5/15/47	9,938,988	9,874,141
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 34.3284% 8/15/24 (b)(j)	12,423	16,317
Class SD, 86.400% - 1 month U.S. LIBOR 61.5068% 8/15/24 (b)(j)	18,277	29,184
Series 2933 Class ZM, 5.75% 2/15/35	3,610,409	4,062,305
Series 2935 Class ZK, 5.5% 2/15/35	6,903,726	7,526,429
Series 2947 Class XZ, 6% 3/15/35	2,279,110	2,504,992
Series 2996 Class ZD, 5.5% 6/15/35	2,773,081	3,067,179
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.6713% 10/15/35 (b)(i)(j)	864,556	139,439
Series 3237 Class C, 5.5% 11/15/36	4,219,066	4,615,621
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.7413% 11/15/36 (b)(i)(j)	2,055,792	327,678
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.2013% 3/15/37 (b)(i)(j)	4,777,681	701,590
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.8313% 3/15/37 (b)(i)(j)	2,949,837	499,556
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.8413% 4/15/37 (b)(i)(j)	4,480,852	782,868
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.6613% 6/15/37 (b)(i)(j)	1,474,598	213,924
Series 3772 Class BI, 4.5% 10/15/18 (i)	53,283	194
Series 3949 Class MK, 4.5% 10/15/34	1,344,809	1,404,371
Series 3955 Class GS, 5.950% - 1 month U.S. LIBOR 4.0313% 9/15/41 (b)(i)(j)	3,675,085	483,248
Series 4055 Class BI, 3.5% 5/15/31 (i)	3,992,872	425,947
Series 4149 Class IO, 3% 1/15/33 (i)	2,444,095	305,253
Series 4314 Class AI, 5% 3/15/34 (i)	1,383,515	139,621
Series 4427 Class LI, 3.5% 2/15/34 (i)	6,781,639	888,957
Series 4471 Class PA 4% 12/15/40	14,292,770	14,675,343
target amortization class Series 2156 Class TC, 6.25% 5/15/29	383,071	407,250
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8187% 2/15/24 (b)(c)	151,782	153,438
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	270,209	291,896
Series 2056 Class Z, 6% 5/15/28	528,660	570,535
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	13,589,196	14,034,921
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.7563% 6/16/37 (b)(i)(j)	902,187	155,131
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.4499% 3/20/60 (b)(c)(l)	11,680,167	11,729,338
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.205% 7/20/60 (b)(c)(l)	1,378,888	1,377,037
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.1831% 9/20/60 (b)(c)(l)	1,651,335	1,647,872
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.1831% 8/20/60 (b)(c)(l)	1,851,088	1,847,110
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2631% 12/20/60 (b)(c)(l)	3,321,520	3,321,971
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 12/20/60 (b)(c)(l)	5,059,656	5,075,019
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 2/20/61 (b)(c)(l)	10,514,144	10,540,192
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.3731% 2/20/61 (b)(c)(l)	13,823,884	13,855,342
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 4/20/61 (b)(c)(l)	4,537,004	4,550,763
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (b)(c)(l)	6,282,412	6,304,484
Class FC, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (b)(c)(l)	5,035,527	5,051,820
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.4131% 6/20/61 (b)(c)(l)	6,363,626	6,386,414
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 10/20/61 (b)(c)(l)	7,179,481	7,219,316
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 11/20/61 (b)(c)(l)	6,194,780	6,247,537
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 1/20/62 (b)(c)(l)	4,056,407	4,089,180
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 1/20/62 (b)(c)(l)	5,966,452	6,005,479
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 3/20/62 (b)(c)(l)	3,704,590	3,726,138
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5331% 5/20/61 (b)(c)(l)	1,579,969	1,583,084
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.4031% 10/20/62 (b)(c)(l)	1,027,573	1,031,391
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.4131% 7/20/60 (b)(c)(l)	7,846,494	7,862,611
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.2431% 3/20/63 (b)(c)(l)	1,218,465	1,217,884
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 1/20/64 (b)(c)(l)	5,937,953	5,970,476
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.4831% 12/20/63 (b)(c)(l)	16,165,360	16,268,615
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.3831% 6/20/64 (b)(c)(l)	4,989,687	5,006,501
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.1831% 3/20/65 (b)(c)(l)	3,179,521	3,179,989
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.1631% 5/20/63 (b)(c)(l)	4,841,670	4,842,697
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.0831% 4/20/63 (b)(c)(l)	7,910,695	7,908,169
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	733,424	798,266
Series 1997-8 Class PE, 7.5% 5/16/27	320,096	361,136
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.1045% 12/20/40 (b)(j)	6,361,000	6,548,814
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	1,466,157	173,110
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,852,991	3,046,123
Series 2010-160 Class DY, 4% 12/20/40	17,437,116	18,025,643
Series 2010-170 Class B, 4% 12/20/40	3,941,787	4,074,769
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	17,939,285	17,699,984
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.5331% 11/20/65 (b)(c)(l)	16,100,954	16,150,012
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.5663% 5/16/34 (b)(i)(j)	494,470	71,992
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.2663% 8/17/34 (b)(i)(j)	600,352	110,590
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 28.5975% 6/16/37 (b)(j)	35,529	57,960
Series 2010-116 Class QB, 4% 9/16/40	4,265,071	4,400,796
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.0163% 2/16/40 (b)(i)(j)	3,591,724	435,823
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.2299% 5/20/60 (b)(c)(l)	4,456,468	4,450,616
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.1523% 7/20/41 (b)(i)(j)	1,752,487	253,292
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.7663% 6/16/42 (b)(i)(j)	1,866,036	288,700
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.0697% 4/20/39 (b)(j)	4,102,274	4,183,224
Class ST, 8.800% - 1 month U.S. LIBOR 6.203% 8/20/39 (b)(j)	12,093,128	12,459,858
Series 2013-149 Class MA, 2.5% 5/20/40	21,182,637	20,640,370
Series 2014-2 Class BA, 3% 1/20/44	24,585,087	24,269,026
Series 2014-21 Class HA, 3% 2/20/44	11,211,037	11,080,090
Series 2014-25 Class HC, 3% 2/20/44	16,247,166	16,021,545
Series 2014-5 Class A, 3% 1/20/44	14,977,809	14,786,072
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	41,885,318	41,694,824
Series 2015-H17:
Class GZ, 4.4045% 5/20/65 (b)(l)	1,813,852	1,846,754
Class HA, 2.5% 5/20/65 (l)	35,871,882	35,704,357
Series 2015-H21:
Class HA, 2.5% 6/20/63 (l)	952,026	948,446
Class JA, 2.5% 6/20/65 (l)	21,905,467	21,808,965
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.44% 8/20/66 (b)(c)(l)	28,292,476	28,332,405

TOTAL U.S. GOVERNMENT AGENCY		689,868,265

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $702,269,352)		690,675,656

Commercial Mortgage Securities - 1.2%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (b)(i)	35,676	281
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33 (a)(b)(c)	9,691	9,677
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (a)(b)(c)	420,405	394,380
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (a)(b)(c)	12,737	9,941
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (a)(b)(c)	135,562	126,321
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (a)(b)(c)	27,439	25,359
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (a)(b)(c)	59,451	54,463
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (a)(b)(c)	22,213	20,425
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (a)(b)(c)	22,213	17,838
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (a)(b)(c)	23,519	18,078
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (a)(b)(c)	12,298	9,904
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (a)(b)(c)	279,730	259,736
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (a)(b)(c)	615,119	604,998
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (a)(b)(c)	576,273	563,182
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (a)(b)(c)	176,574	159,756
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (a)(b)(c)	92,139	81,058
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (a)(b)(c)	75,212	59,586
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (a)(b)(c)	254,087	237,419
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (a)(b)(c)	101,036	92,665
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (a)(b)(c)	107,711	96,695
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (a)(b)(c)	173,764	149,744
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (a)(b)(c)	304,950	254,907
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (a)(b)(c)	103,150	97,447
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(h)(i)	6,886,515	1
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	58,776,833	56,748,785
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.1293% 7/25/20 (b)(c)	14,700,000	14,709,158
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.1093% 10/25/19 (b)(c)	29,400,000	29,400,026
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	14,300,000	14,033,528
Series 2018-K074 Class A2, 3.6% 1/25/28	4,300,000	4,366,171
Series 2018-K731 Class A2, 3.514% 2/25/25	31,140,000	31,939,993
Series K073 Class A2, 3.35% 1/25/28	32,200,000	32,070,054
Series 2018-K075 Class A2, 3.672% 2/25/28	45,340,000	46,223,867
Series K076 Class A2, 3.9% 4/25/28	9,100,000	9,491,893
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	25,600,000	25,615,058
Class CFX, 3.4949% 12/15/34 (a)(b)	21,481,000	21,423,736
Class DFX, 3.4949% 12/15/34 (a)(b)	18,206,000	18,117,224
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	25,328,000	24,697,353
Class B, 4.181% 11/15/34 (a)	8,939,000	8,794,031
Class C, 5.205% 11/15/34 (a)	6,271,000	6,239,521
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $348,027,223)		347,214,259

Municipal Securities - 1.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$6,580,407
7.5% 4/1/34	18,570,000	26,116,848
7.6% 11/1/40	39,105,000	59,398,540
7.625% 3/1/40	9,470,000	14,032,078
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,127,360
Series 2010 C1, 7.781% 1/1/35	28,545,000	32,818,757
Series 2012 B, 5.432% 1/1/42	7,305,000	6,816,296
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	5,568,000	5,568,000
4.95% 6/1/23	21,305,000	21,915,814
5.1% 6/1/33	93,565,000	90,058,184
Series 2010-1, 6.63% 2/1/35	21,560,000	22,923,886
Series 2010-3:
5.547% 4/1/19	655,000	666,731
6.725% 4/1/35	31,715,000	33,458,056
7.35% 7/1/35	14,750,000	16,319,548
Series 2011, 5.877% 3/1/19	70,360,000	71,729,206
Series 2013, 3.14% 12/1/18	7,215,000	7,212,186
TOTAL MUNICIPAL SECURITIES
(Cost $407,181,990)		420,741,897

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:	$	$
4.25% 1/7/25	26,790,000	25,638,030
5.625% 1/7/41	27,107,000	24,084,570
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,822,924)		49,722,600

Bank Notes - 0.5%
Capital One NA 2.95% 7/23/21	31,087,000	30,591,714
Discover Bank:
(Delaware) 3.2% 8/9/21	$37,401,000	$36,955,295
3.1% 6/4/20	34,762,000	34,629,437
8.7% 11/18/19	3,837,000	4,112,155
KeyBank NA 6.95% 2/1/28	3,200,000	3,863,741
RBS Citizens NA 2.5% 3/14/19	13,902,000	13,877,272
Synchrony Bank 3.65% 5/24/21	23,863,000	23,923,333
TOTAL BANK NOTES
(Cost $147,951,514)		147,952,947
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.76% (m)
(Cost $853,009,818)	852,867,042	853,037,615
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $29,390,322,807)		28,979,760,890
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(1,024,558,148)
NET ASSETS - 100%		$27,955,202,742

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 6/1/48	$(9,400,000)	$(9,368,371)
3.5% 6/1/48	(2,300,000)	(2,292,261)
4% 6/1/48	(58,000,000)	(59,254,378)
4% 6/1/48	(56,100,000)	(57,313,286)
4% 6/1/48	(18,750,000)	(19,155,510)
4% 6/1/48	(18,742,000)	(19,147,337)
4% 6/1/48	(18,725,000)	(19,129,969)
4% 6/1/48	(18,725,000)	(19,129,969)
4% 6/1/48	(18,350,000)	(18,746,859)
4% 6/1/48	(18,325,000)	(18,721,318)
4% 6/1/48	(36,683,000)	(37,476,351)
4% 6/1/48	(18,742,000)	(19,147,337)
4.5% 6/1/48	(197,050,000)	(205,678,248)

TOTAL FANNIE MAE		(504,561,194)

Ginnie Mae
3.5% 6/1/48	(29,600,000)	(29,741,062)
TOTAL TBA SALE COMMITMENTS
(Proceeds $533,583,419)		$(534,302,256)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	34	Sept. 2018	$5,423,000	$206,050	$206,050
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	288	Sept. 2018	61,123,500	(239,057)	(239,057)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	191	Sept. 2018	27,718,875	(437,624)	(437,624)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	546	Sept. 2018	70,075,688	(1,345,152)	(1,345,152)
TOTAL SOLD					(2,021,833)
TOTAL FUTURES CONTRACTS					$(1,815,783)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,041,778,514 or 3.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,229,057.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $487,326.

 (h) Level 3 security

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,741,839
Total	$11,741,839

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,792,437,224	$--	$8,792,437,224	$--
U.S. Government and Government Agency Obligations	10,733,250,829	--	10,733,250,829	--
U.S. Government Agency - Mortgage Securities	6,604,600,663	--	6,604,600,663	--
Asset-Backed Securities	340,127,200	--	337,047,919	3,079,281
Collateralized Mortgage Obligations	690,675,656	--	690,675,656	--
Commercial Mortgage Securities	347,214,259	--	347,214,258	1
Municipal Securities	420,741,897	--	420,741,897	--
Foreign Government and Government Agency Obligations	49,722,600	--	49,722,600	--
Bank Notes	147,952,947	--	147,952,947	--
Money Market Funds	853,037,615	853,037,615	--	--
Total Investments in Securities:	$28,979,760,890	$853,037,615	$28,123,643,993	$3,079,282
Derivative Instruments:
Assets
Futures Contracts	$206,050	$206,050	$--	$--
Total Assets	$206,050	$206,050	$--	$--
Liabilities
Futures Contracts	$(2,021,833)	$(2,021,833)	$--	$--
Total Liabilities	$(2,021,833)	$(2,021,833)	$--	$--
Total Derivative Instruments:	$(1,815,783)	$(1,815,783)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(534,302,256)	$--	$(534,302,256)	$--
Total Other Financial Instruments:	$(534,302,256)	$--	$(534,302,256)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

May 31, 2018

CBD-QTLY-0718
1.907009.108

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 1.3%
Daimler Finance North America LLC 1.5% 7/5/19 (a)	$7,298,000	$7,197,837
Ford Motor Co. 5.291% 12/8/46	2,540,000	2,439,730
General Motors Co.:
5% 4/1/35	2,537,000	2,466,353
5.4% 4/1/48	1,167,000	1,139,826
General Motors Financial Co., Inc. 3.1% 1/15/19	4,827,000	4,834,469
		18,078,215
Diversified Consumer Services - 1.0%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,730,000	5,577,364
5.75% 6/15/43	396,000	462,034
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	6,875,789
		12,915,187
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp. 4.875% 12/9/45	7,437,000	7,930,684
Household Durables - 1.5%
D.R. Horton, Inc.:
2.55% 12/1/20	1,583,000	1,555,457
3.75% 3/1/19	4,500,000	4,517,730
4% 2/15/20	5,000,000	5,074,190
Toll Brothers Finance Corp.:
4.35% 2/15/28	4,500,000	4,054,500
4.375% 4/15/23	5,750,000	5,663,750
		20,865,627
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	2,112,000	2,044,254
4.25% 8/22/57 (a)	1,824,000	1,817,736
4.8% 12/5/34	5,101,000	5,659,183
		9,521,173
Media - 1.4%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	763,636
4.5% 2/15/21	1,621,000	1,675,024
6.9% 8/15/39	300,000	391,020
7.75% 12/1/45	111,000	162,116
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	5,200,000	4,829,921
Comcast Corp.:
3.999% 11/1/49	1,587,000	1,393,601
4.65% 7/15/42	2,200,000	2,165,941
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	597,020
5.875% 11/15/40	1,648,000	1,661,317
6.55% 5/1/37	1,329,000	1,441,956
6.75% 7/1/18	700,000	701,978
Time Warner, Inc. 2.1% 6/1/19	3,000,000	2,978,969
		18,762,499
Multiline Retail - 1.0%
Dollar Tree, Inc.:
4% 5/15/25	7,000,000	6,965,143
4.2% 5/15/28	7,100,000	6,975,471
		13,940,614
Specialty Retail - 1.2%
AutoZone, Inc. 3.7% 4/15/22	253,000	255,494
Home Depot, Inc. 5.95% 4/1/41	941,000	1,185,633
O'Reilly Automotive, Inc. 4.35% 6/1/28	7,000,000	7,011,353
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,397,468
		15,849,948

TOTAL CONSUMER DISCRETIONARY		117,863,947

CONSUMER STAPLES - 5.3%
Beverages - 2.9%
Anheuser-Busch InBev Finance, Inc.:
3.3% 2/1/23	2,385,000	2,371,534
4.7% 2/1/36	2,258,000	2,316,656
4.9% 2/1/46	4,494,000	4,665,003
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	8,616,000	8,596,451
4.6% 4/15/48	7,250,000	7,225,368
4.75% 4/15/58	1,364,000	1,353,177
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,025,999
4.25% 5/1/23	3,315,000	3,398,462
Heineken NV 4% 10/1/42 (a)	96,000	90,996
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,801,652
		38,845,298
Food Products - 0.5%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.8928% 4/16/21 (b)(c)	3,967,000	3,974,855
3.2% 4/16/21	503,000	501,973
3.7% 10/17/23	2,358,000	2,353,092
		6,829,920
Tobacco - 1.9%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,735,127
Bat Capital Corp. 3.222% 8/15/24 (a)	6,050,000	5,777,774
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,574,439
4.25% 7/21/25 (a)	1,134,000	1,133,648
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	2,054,597
Reynolds American, Inc.:
3.25% 6/12/20	235,000	235,131
4% 6/12/22	366,000	369,949
4.45% 6/12/25	585,000	591,781
5.7% 8/15/35	304,000	332,619
5.85% 8/15/45	4,487,000	4,982,128
		25,787,193

TOTAL CONSUMER STAPLES		71,462,411

ENERGY - 12.4%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,424,271
6.5% 4/1/20	658,000	694,810
		4,119,081
Oil, Gas & Consumable Fuels - 12.1%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,159,000	1,438,215
8.125% 9/15/30	4,030,000	5,252,445
Anadarko Finance Co. 7.5% 5/1/31	614,000	770,368
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,244,230
5.55% 3/15/26	744,000	804,839
6.6% 3/15/46	2,986,000	3,703,683
Antero Resources Corp. 5% 3/1/25	4,200,000	4,172,448
Apache Corp. 4.75% 4/15/43	3,233,000	3,159,426
Boardwalk Pipelines LP:
3.375% 2/1/23	3,100,000	2,998,179
4.95% 12/15/24	4,120,000	4,234,912
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,299,930
5.85% 2/1/35	528,000	600,634
6.25% 3/15/38	4,352,000	5,234,333
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,901,983
4.25% 4/15/27	2,900,000	2,785,675
5.2% 9/15/43	1,331,000	1,268,142
5.7% 10/15/19	1,189,000	1,223,124
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	1,645,000	1,716,969
Conoco, Inc. 6.95% 4/15/29	3,050,000	3,805,184
ConocoPhillips Co. 6.5% 2/1/39	4,600,000	5,939,324
Continental Resources, Inc. 5% 9/15/22	4,200,000	4,263,706
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	159,975
5.35% 3/15/20 (a)	10,096,000	10,348,400
5.85% 5/21/43 (a)(b)	7,500,000	6,935,250
DCP Midstream Operating LP:
2.7% 4/1/19	64,000	63,680
3.875% 3/15/23	222,000	213,675
4.95% 4/1/22	1,925,000	1,949,063
5.6% 4/1/44	340,000	324,700
Empresa Nacional de Petroleo 4.5% 9/14/47 (a)	2,750,000	2,426,875
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	141,653
Enbridge, Inc.:
4.25% 12/1/26	425,000	425,885
5.5% 12/1/46	3,794,000	4,133,177
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,017,198
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	161,924
3.75% 2/15/25	547,000	546,469
4.85% 3/15/44	2,023,000	2,061,726
4.95% 10/15/54	2,437,000	2,457,726
EQT Corp.:
2.5% 10/1/20	1,071,000	1,049,033
3.9% 10/1/27	5,900,000	5,604,903
Exxon Mobil Corp. 4.114% 3/1/46	5,034,000	5,130,339
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	337,927
3.95% 9/1/22	518,000	520,555
Kinder Morgan, Inc.:
3.05% 12/1/19	3,907,000	3,907,329
5% 2/15/21 (a)	562,000	581,739
MPLX LP:
3.375% 3/15/23	680,000	671,236
4.875% 12/1/24	423,000	440,729
Petroleos Mexicanos:
5.375% 3/13/22	620,000	635,444
5.5% 1/21/21	545,000	559,508
6% 3/5/20	74,000	76,701
6.375% 2/4/21	3,870,000	4,044,150
6.375% 1/23/45	937,000	855,950
6.5% 3/13/27	6,598,000	6,718,414
6.75% 9/21/47	1,390,000	1,313,411
6.875% 8/4/26	2,930,000	3,090,916
Phillips 66 Co. 4.3% 4/1/22	300,000	310,771
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	3,729,000	3,870,018
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	668,134
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,314,372
4.5% 3/15/45	971,000	919,018
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,515,000	4,250,647
5.4% 10/1/47	1,951,000	1,824,077
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	5,144,273
Western Gas Partners LP:
4.65% 7/1/26	264,000	265,798
5.375% 6/1/21	1,273,000	1,324,217
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,454,074
3.9% 1/15/25	280,000	273,219
		163,342,027

TOTAL ENERGY		167,461,108

FINANCIALS - 34.4%
Banks - 15.0%
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 2.8146% 3/5/24 (b)(c)	16,000,000	15,974,560
3.705% 4/24/28 (b)	7,000,000	6,750,285
4% 1/22/25	3,277,000	3,241,417
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,413,034
Barclays PLC 3.65% 3/16/25	4,116,000	3,868,674
Bnp Paribas Sr Non Preferred Mtn 3.375% 1/9/25 (a)	5,617,000	5,324,593
CIT Group, Inc. 6.125% 3/9/28	1,990,000	2,034,775
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 3.4363% 9/1/23 (b)(c)	8,780,000	8,959,920
4.05% 7/30/22	316,000	320,254
4.4% 6/10/25	1,221,000	1,222,635
5.5% 9/13/25	1,317,000	1,407,512
8.125% 7/15/39	1,924,000	2,760,790
Citizens Bank NA:
2.55% 5/13/21	338,000	331,154
3.7% 3/29/23	13,300,000	13,347,610
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,366,426
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,176,287
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,534,961
Discover Bank:
3.35% 2/6/23	7,500,000	7,357,452
7% 4/15/20	2,391,000	2,532,983
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,074,532
8.25% 3/1/38	3,848,000	5,334,964
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	6,202,685
Huntington Bancshares, Inc.:
3.15% 3/14/21	2,201,000	2,195,429
4% 5/15/25	7,050,000	7,085,581
7% 12/15/20	1,087,000	1,180,315
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,606,071
5.71% 1/15/26 (a)	1,569,000	1,446,761
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,056,747
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,938,000	5,671,088
3.1% 7/6/21	2,463,000	2,436,542
4.375% 3/22/28	7,313,000	7,209,854
Rabobank Nederland:
3.75% 7/21/26	7,120,000	6,702,974
4.625% 12/1/23	4,531,000	4,604,541
Regions Bank 6.45% 6/26/37	2,611,000	3,127,013
Regions Financial Corp. 3.2% 2/8/21	614,000	612,622
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,207,471
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,228,000	5,548,089
6.1% 6/10/23	1,000,000	1,062,512
6.125% 12/15/22	5,972,000	6,317,871
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	5,900,000	5,710,078
SunTrust Banks, Inc. 2.7% 1/27/22	5,507,000	5,381,605
Synovus Financial Corp. 3.125% 11/1/22	5,717,000	5,516,791
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	5,666,579
		202,884,037
Capital Markets - 8.6%
Ares Capital Corp. 4.25% 3/1/25	5,750,000	5,587,434
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,625,341
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,570,547
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,092,517
Deutsche Bank AG New York Branch 4.875% 12/1/32 (b)	4,113,000	3,523,936
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,000,000	5,851,993
3.5% 11/16/26	5,750,000	5,452,506
3.75% 5/22/25	10,750,000	10,511,765
3.75% 2/25/26	5,000,000	4,856,310
5.25% 7/27/21	1,227,000	1,294,038
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,638,871
Moody's Corp.:
2.75% 7/15/19	6,920,000	6,907,837
5.25% 7/15/44	3,386,000	3,847,038
Morgan Stanley:
3.737% 4/24/24 (b)	6,925,000	6,903,753
3.875% 1/27/26	5,020,000	4,962,593
4.3% 1/27/45	948,000	909,853
4.875% 11/1/22	9,466,000	9,868,619
5.5% 7/28/21	1,222,000	1,298,510
5.75% 1/25/21	557,000	591,413
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,384,798
S&P Global, Inc.:
3.3% 8/14/20	4,913,000	4,936,093
4% 6/15/25	6,038,000	6,091,303
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,709,944
		116,417,012
Consumer Finance - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,740,000	5,557,353
3.5% 5/26/22	395,000	387,733
3.95% 2/1/22	7,500,000	7,515,498
5% 10/1/21	3,970,000	4,119,903
Ally Financial, Inc.:
4.125% 2/13/22	5,560,000	5,512,017
4.75% 9/10/18	4,500,000	4,515,750
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,529,015
5.2% 4/27/22	2,355,000	2,462,210
Ford Motor Credit Co. LLC:
2.597% 11/4/19	4,950,000	4,920,954
3.336% 3/18/21	13,000,000	12,911,964
Synchrony Financial 2.6% 1/15/19	5,000,000	4,991,785
		55,424,182
Diversified Financial Services - 1.6%
AXA Equitable Holdings, Inc. 4.35% 4/20/28 (a)	6,800,000	6,654,086
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	111,374
General Electric Capital Corp. 5.875% 1/14/38	150,000	170,520
ING U.S., Inc. 5.7% 7/15/43	2,607,000	2,891,323
USAA Capital Corp. 2% 6/1/21 (a)	6,691,000	6,476,966
Voya Financial, Inc. 4.7% 1/23/48 (a)(b)	5,600,000	4,881,914
		21,186,183
Insurance - 5.1%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	543,065
AIA Group Ltd. 3.9% 4/6/28 (a)	6,785,000	6,773,379
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,349,812
4.5% 7/16/44	5,833,000	5,474,016
5.75% 4/1/48 (b)	6,400,000	6,312,000
Aon Corp. 6.25% 9/30/40	253,000	306,332
Aon PLC 4.75% 5/15/45	6,000,000	5,966,417
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,253,964
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (a)(b)(c)	66,000	66,000
Hartford Financial Services Group, Inc.:
4.3% 4/15/43	1,211,000	1,172,594
8.125% 6/15/38 (b)	4,915,000	4,921,144
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,507,482
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,710,509
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,182,016
5.375% 12/1/41 (a)	148,000	170,149
Pacific LifeCorp 5.125% 1/30/43 (a)	1,285,000	1,370,185
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,200,000
Prudential Financial, Inc. 3.935% 12/7/49	1,508,000	1,385,118
Unum Group:
5.625% 9/15/20	1,846,000	1,940,913
5.75% 8/15/42	3,748,000	4,044,576
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,493,742
		68,143,413

TOTAL FINANCIALS		464,054,827

HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories 4.75% 11/30/36	3,700,000	3,884,639
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9436% 12/29/20 (b)(c)	2,819,000	2,826,064
2.404% 6/5/20	5,470,000	5,375,206
2.894% 6/6/22	5,415,000	5,258,906
3.7% 6/6/27	5,500,000	5,230,742
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9275% 3/19/21 (b)(c)	1,981,000	1,985,787
		24,561,344
Health Care Providers & Services - 3.6%
Anthem, Inc. 3.35% 12/1/24	5,925,000	5,751,490
Cardinal Health, Inc.:
4.6% 3/15/43	2,115,000	1,962,919
4.9% 9/15/45	1,430,000	1,384,810
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.7773% 3/9/21 (b)(c)	3,264,000	3,285,322
3.35% 3/9/21	1,974,000	1,977,816
3.7% 3/9/23	3,302,000	3,292,531
4.1% 3/25/25	2,674,000	2,675,200
4.78% 3/25/38	3,872,000	3,840,779
Humana, Inc. 2.5% 12/15/20	8,492,000	8,361,310
McKesson Corp. 3.95% 2/16/28	5,950,000	5,808,652
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,616,940
3.95% 10/15/42	132,000	127,128
4.25% 3/15/43	2,500,000	2,519,105
4.625% 7/15/35	745,000	796,382
4.625% 11/15/41	965,000	1,024,593
4.75% 7/15/45	1,829,000	1,989,335
WellPoint, Inc. 3.3% 1/15/23	1,300,000	1,284,466
		48,698,778
Pharmaceuticals - 2.4%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,231,079
Mylan N.V. 4.55% 4/15/28 (a)	1,041,000	1,014,365
Perrigo Co. PLC 3.5% 3/15/21	898,000	896,563
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,313,000	5,236,618
2.4% 9/23/21	5,300,000	5,100,128
2.875% 9/23/23	3,000,000	2,830,150
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	12,950,000	11,080,669
Zoetis, Inc. 3.45% 11/13/20	286,000	287,815
		31,677,387

TOTAL HEALTH CARE		104,937,509

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,217,851
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,024,303
Lockheed Martin Corp. 4.09% 9/15/52	2,994,000	2,846,573
Northrop Grumman Corp.:
2.93% 1/15/25	6,000,000	5,707,900
4.03% 10/15/47	6,000,000	5,626,168
		18,422,795
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. 4.2% 4/15/28	6,975,000	6,904,560
Airlines - 0.8%
American Airlines, Inc. 3.75% 10/15/25	5,677,501	5,471,975
Delta Air Lines, Inc. 3.4% 4/19/21	2,057,000	2,059,616
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	1,353	1,394
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	2,542,000	2,532,340
		10,065,325
Electrical Equipment - 0.4%
Hubbell, Inc. 3.5% 2/15/28	6,000,000	5,760,193
Industrial Conglomerates - 0.8%
General Electric Co. 4.125% 10/9/42	434,000	396,759
Roper Technologies, Inc.:
2.05% 10/1/18	7,475,000	7,465,882
2.8% 12/15/21	1,681,000	1,651,376
3.8% 12/15/26	1,738,000	1,706,967
		11,220,984
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	574,652
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	1,000,293
4.4% 3/15/42	2,500,000	2,537,592
		3,537,885
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.5% 3/1/21	7,500,000	7,336,640
3.75% 2/1/22	1,086,000	1,091,015
		8,427,655

TOTAL INDUSTRIALS		64,914,049

INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,653,374
6.02% 6/15/26 (a)	3,770,000	3,976,128
		7,629,502
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	5,103,104
Microchip Technology, Inc. 3.922% 6/1/21 (a)	7,233,000	7,269,608
		12,372,712
Software - 0.8%
Microsoft Corp. 3.7% 8/8/46	6,065,000	5,878,642
Oracle Corp.:
4.375% 5/15/55	4,148,000	4,152,341
5.375% 7/15/40	240,000	282,430
		10,313,413
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.:
3.2% 5/11/27	5,120,000	4,971,891
3.85% 8/4/46	5,043,000	4,866,519
Hewlett Packard Enterprise Co.:
4.4% 10/15/22 (b)	3,420,000	3,530,570
6.2% 10/15/35 (b)	3,426,000	3,550,093
		16,919,073

TOTAL INFORMATION TECHNOLOGY		47,234,700

MATERIALS - 1.4%
Chemicals - 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,345,000	1,343,974
LYB International Finance BV 4.875% 3/15/44	4,000,000	4,050,080
Nutrien Ltd. 4% 12/15/26	995,000	972,727
The Mosaic Co. 4.25% 11/15/23	4,195,000	4,239,880
		10,606,661
Construction Materials - 0.5%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	6,800,000	6,572,415
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	424,298
6.75% 10/19/75 (a)(b)	1,010,000	1,098,880
Vale Overseas Ltd. 6.875% 11/10/39	161,000	183,138
		1,706,316

TOTAL MATERIALS		18,885,392

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Camden Property Trust 4.25% 1/15/24	758,000	775,638
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,307,234
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,062,056
3.7% 6/15/21	476,000	475,517
DDR Corp. 4.625% 7/15/22	5,991,000	6,180,828
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,478,991
Hudson Pacific Properties LP 3.95% 11/1/27	4,600,000	4,338,512
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,461,854
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	247,688
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,457,914
		30,786,232
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,180,873
4.1% 10/1/24	3,000,000	2,968,905
4.55% 10/1/29	2,014,000	1,990,447
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,069,099
4.125% 6/15/22	1,832,000	1,871,167
4.75% 10/1/20	752,000	775,271
Mack-Cali Realty LP 4.5% 4/18/22	94,000	91,680
Ventas Realty LP 4.125% 1/15/26	345,000	341,725
		11,289,167

TOTAL REAL ESTATE		42,075,399

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
2.8% 2/17/21	4,900,000	4,839,460
4.5% 5/15/35	4,270,000	4,028,192
4.75% 5/15/46	2,316,000	2,131,436
5.45% 3/1/47	1,000,000	1,009,232
5.55% 8/15/41	2,700,000	2,784,609
British Telecommunications PLC 2.35% 2/14/19	4,623,000	4,607,089
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	606,897
3.5% 11/1/21	1,420,000	1,428,242
4.522% 9/15/48	5,000,000	4,591,055
4.6% 4/1/21	460,000	478,277
4.862% 8/21/46	5,287,000	5,095,475
		31,599,964
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,507,074
Vodafone Group PLC:
4.125% 5/30/25	6,550,000	6,533,183
4.375% 5/30/28	6,700,000	6,645,733
		17,685,990

TOTAL TELECOMMUNICATION SERVICES		49,285,954

UTILITIES - 7.6%
Electric Utilities - 4.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,723,000	1,628,528
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	4,006,000	3,815,966
DPL, Inc. 6.75% 10/1/19	4,752,000	4,924,260
Duke Energy Corp. 1.8% 9/1/21	675,000	644,152
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,343,043
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,744,716
5.9% 12/1/21 (a)	500,000	535,329
6.4% 9/15/20 (a)	1,310,000	1,392,479
Eversource Energy 2.9% 10/1/24	5,855,000	5,563,265
Exelon Corp. 3.497% 6/1/22 (b)	10,439,000	10,341,798
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,344,979
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,875,060
3.7% 9/1/24	477,000	462,778
ITC Holdings Corp. 2.7% 11/15/22 (a)	1,493,000	1,448,181
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.9416% 3/27/20 (b)(c)	807,000	807,400
Southern Co. 1.85% 7/1/19	6,599,000	6,528,088
Tampa Electric Co. 6.55% 5/15/36	500,000	624,865
TECO Finance, Inc. 5.15% 3/15/20	114,000	117,762
Virginia Electric & Power Co. 3.8% 4/1/28	6,500,000	6,484,845
Xcel Energy, Inc. 4.8% 9/15/41	554,000	601,409
		54,228,903
Gas Utilities - 0.9%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	4,988,149
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	2,088,876
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,129,221
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,484
		12,224,730
Multi-Utilities - 2.7%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	7,158,000	6,800,100
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (b)(c)	145,000	142,100
2.579% 7/1/20 (b)	1,965,000	1,936,613
NiSource Finance Corp.:
2.65% 11/17/22	2,115,000	2,042,542
3.49% 5/15/27	4,000,000	3,839,190
5.25% 2/15/43	234,000	257,805
5.95% 6/15/41	1,493,000	1,753,152
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,872,662
5.625% 7/15/22	4,240,000	4,529,539
6.5% 12/15/20	613,000	659,284
Sempra Energy:
2.4% 2/1/20	11,500,000	11,370,874
2.875% 10/1/22	224,000	218,975
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	117,000	115,684
		36,538,520

TOTAL UTILITIES		102,992,153

TOTAL NONCONVERTIBLE BONDS
(Cost $1,261,399,345)		1,251,167,449

U.S. Treasury Obligations - 2.6%
U.S. Treasury Bonds 2.5% 2/15/46
(Cost $34,009,959)	38,583,000	34,839,243

Asset-Backed Securities - 0.2%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48(a)
(Cost $2,548,000)	2,548,000	2,575,009

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,506,484
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$40,000	$57,471
7.5% 4/1/34	1,165,000	1,638,456
7.55% 4/1/39	1,815,000	2,703,080
7.625% 3/1/40	345,000	511,200
TOTAL MUNICIPAL SECURITIES
(Cost $6,616,171)		7,416,691

Foreign Government and Government Agency Obligations - 1.1%
Kingdom of Saudi Arabia 4% 4/17/25 (a)	$7,515,000	$7,449,394
State of Qatar 3.875% 4/23/23 (a)	2,140,000	2,136,473
United Mexican States 4.6% 2/10/48	5,900,000	5,348,350
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,407,901)		14,934,217

Bank Notes - 0.5%
Capital One Bank U.S.A. NA 2.3% 6/5/19	5,000,000	4,973,492
Compass Bank 2.875% 6/29/22	1,234,000	1,194,021
TOTAL BANK NOTES
(Cost $6,230,895)		6,167,513

Preferred Securities - 1.0%
FINANCIALS - 1.0%
Banks - 1.0%
Barclays Bank PLC 7.625% 11/21/22
(Cost $14,473,018)	12,560,000	13,656,227
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.76% (d)
(Cost $11,346,009)	11,343,771	11,346,040
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,352,031,298)		1,342,102,389
NET OTHER ASSETS (LIABILITIES) - 0.6%		8,664,278
NET ASSETS - 100%		$1,350,766,667

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,055,454 or 13.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$482,804
Total	$482,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,251,167,449	$--	$1,251,167,449	$--
U.S. Government and Government Agency Obligations	34,839,243	--	34,839,243	--
Asset-Backed Securities	2,575,009	--	2,575,009	--
Municipal Securities	7,416,691	--	7,416,691	--
Foreign Government and Government Agency Obligations	14,934,217	--	14,934,217	--
Bank Notes	6,167,513	--	6,167,513	--
Preferred Securities	13,656,227	--	13,656,227	--
Money Market Funds	11,346,040	11,346,040	--	--
Total Investments in Securities:	$1,342,102,389	$11,346,040	$1,330,756,349	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

May 31, 2018

FCV-QTLY-0718
1.924094.107

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 4.1%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.5116% 1/22/19 (a)(b)	$30,000,000	$30,028,698
3 month U.S. LIBOR + 0.210% 2.565% 2/12/21 (a)(b)	30,250,000	30,263,083
3 month U.S. LIBOR + 0.280% 2.6113% 11/19/18 (a)(b)	29,500,000	29,536,776
3 month U.S. LIBOR + 0.825% 3.1544% 2/22/19 (a)(b)	20,694,000	20,808,269
2% 11/13/19	30,000,000	29,707,649
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.7046% 4/6/20 (a)(b)(c)	25,659,000	25,748,935
3 month U.S. LIBOR + 0.410% 2.749% 4/12/21 (a)(b)(c)	40,000,000	40,133,880
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.250% 2.6131% 11/5/18 (a)(b)(c)	20,200,000	20,216,603
3 month U.S. LIBOR + 0.390% 2.7529% 5/4/20 (a)(b)(c)	32,743,000	32,759,372
3 month U.S. LIBOR + 0.530% 2.8931% 5/5/20 (a)(b)(c)	25,000,000	25,093,850
3 month U.S. LIBOR + 0.620% 2.9788% 10/30/19 (a)(b)(c)	25,348,000	25,499,305
3 month U.S. LIBOR + 0.630% 2.9546% 1/6/20 (a)(b)(c)	35,000,000	35,202,607
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.1875% 4/9/21 (a)(b)	18,945,000	19,054,085
3 month U.S. LIBOR + 0.930% 3.2716% 4/13/20 (a)(b)	28,000,000	28,210,280
3 month U.S. LIBOR + 1.450% 3.8191% 5/9/19 (a)(b)	4,930,000	4,978,265
		397,241,657
Media - 0.3%
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.9118% 9/20/19 (a)(b)	11,737,000	11,794,362
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.708% 4/1/21 (a)(b)(c)	14,454,000	14,501,265
		26,295,627

TOTAL CONSUMER DISCRETIONARY		423,537,284

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 2.5888% 12/13/19 (a)(b)(c)	13,759,000	13,774,019
Food Products - 0.3%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.8928% 4/16/21 (a)(b)	25,059,000	25,108,617
Tobacco - 0.3%
Bat Capital Corp. 3 month U.S. LIBOR + 0.590% 2.945% 8/14/20 (a)(b)(c)	10,500,000	10,537,921
Philip Morris International, Inc. 3 month U.S. LIBOR + 0.420% 2.7513% 2/21/20 (a)(b)	20,428,000	20,508,282
		31,046,203

TOTAL CONSUMER STAPLES		69,928,839

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.350% 2.705% 8/14/18 (a)(b)	30,000,000	30,026,769
3 month U.S. LIBOR + 0.540% 2.8925% 5/10/19 (a)(b)	10,161,000	10,200,645
3 month U.S. LIBOR + 0.630% 2.9156% 9/26/18 (a)(b)	10,662,000	10,682,480
1.768% 9/19/19	14,940,000	14,759,802
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.9194% 2/26/21 (a)(b)	10,184,000	10,204,122
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 2.4214% 9/12/19 (a)(b)	20,000,000	20,080,279
3 month U.S. LIBOR + 0.580% 2.9325% 11/10/18 (a)(b)	37,271,000	37,373,191
Statoil ASA 3 month U.S. LIBOR + 0.460% 2.8231% 11/8/18 (a)(b)	30,718,000	30,778,246
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.6175% 11/15/19 (a)(b)	50,041,000	50,062,437
		214,167,971
FINANCIALS - 43.7%
Banks - 30.6%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.7654% 1/19/21 (a)(b)(c)	74,110,000	74,137,421
3 month U.S. LIBOR + 0.640% 2.9951% 1/18/19 (a)(b)(c)	72,090,000	72,332,222
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.750% 3.08% 11/16/18 (a)(b)(c)	20,000,000	20,055,256
Bank of America Corp.:
3 month U.S. LIBOR + 0.870% 3.178% 4/1/19 (a)(b)	92,349,000	92,970,236
3 month U.S. LIBOR + 1.040% 3.3877% 1/15/19 (a)(b)	70,204,000	70,657,552
Bank of Montreal:
3 month U.S. LIBOR + 0.250% 2.3214% 9/11/19 (a)(b)	24,080,000	24,116,854
3 month U.S. LIBOR + 0.440% 2.5645% 6/15/20 (a)(b)	30,968,000	31,080,631
3 month U.S. LIBOR + 0.600% 2.6714% 12/12/19 (a)(b)	16,000,000	16,090,400
1.35% 8/28/18	25,000,000	24,942,698
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.6206% 1/8/21 (a)(b)	20,050,000	20,015,005
3 month U.S. LIBOR + 0.390% 2.7377% 7/14/20 (a)(b)	13,902,000	13,949,074
3 month U.S. LIBOR + 0.620% 2.6446% 12/5/19 (a)(b)	18,495,000	18,618,593
3 month U.S. LIBOR + 0.830% 3.1777% 1/15/19 (a)(b)	19,500,000	19,596,423
Bank of Tokyo-Mitsubishi UFJ Ltd. 3 month U.S. LIBOR + 1.020% 3.1269% 9/14/18 (a)(b)(c)	19,035,000	19,087,016
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.8487% 7/20/20 (a)(b)(c)	68,890,000	69,148,111
2.5% 10/29/18 (c)	17,510,000	17,493,177
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.7973% 1/11/21 (a)(b)	109,510,000	109,567,053
3 month U.S. LIBOR + 0.550% 2.9131% 8/7/19 (a)(b)	37,000,000	37,118,670
3 month U.S. LIBOR + 0.650% 3.0131% 8/7/20 (a)(b)	32,150,000	32,262,097
BB&T Corp. 3 month U.S. LIBOR + 0.660% 3.0181% 2/1/19 (a)(b)	7,159,000	7,185,716
BPCE SA 2.5% 12/10/18	47,000,000	46,957,748
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 2.7977% 1/15/20 (a)(b)	30,000,000	30,156,667
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 2.5452% 9/6/19 (a)(b)	65,258,000	65,542,755
Capital One NA 3 month U.S. LIBOR + 1.150% 3.4706% 8/17/18 (a)(b)	45,550,000	45,612,052
Citibank NA:
3 month U.S. LIBOR + 0.230% 2.5991% 11/9/18 (a)(b)	25,000,000	25,024,548
3 month U.S. LIBOR + 0.320% 2.6781% 5/1/20 (a)(b)	35,000,000	35,024,500
3 month U.S. LIBOR + 0.340% 2.5418% 3/20/19 (a)(b)	31,620,000	31,682,608
1.85% 9/18/19	35,500,000	35,097,890
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.1275% 1/10/20 (a)(b)	30,045,000	30,227,373
3 month U.S. LIBOR + 0.880% 3.2388% 7/30/18 (a)(b)	25,000,000	25,035,758
3 month U.S. LIBOR + 0.930% 2.9649% 6/7/19 (a)(b)	75,000,000	75,517,257
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 2.5572% 3/2/20 (a)(b)	45,000,000	45,149,599
3 month U.S. LIBOR + 0.570% 2.8894% 5/26/20 (a)(b)	15,000,000	15,049,637
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.450% 2.5214% 3/10/20 (a)(b)(c)	25,000,000	25,085,777
3 month U.S. LIBOR + 0.640% 3.0031% 11/7/19 (a)(b)(c)	27,100,000	27,276,519
3 month U.S. LIBOR + 0.790% 3.1529% 11/2/18 (a)(b)(c)	50,772,000	50,923,166
3 month U.S. LIBOR + 1.060% 3.1845% 3/15/19 (a)(b)(c)	25,678,000	25,875,498
Credit Agricole SA 3 month U.S. LIBOR + 0.800% 3.1477% 4/15/19 (a)(b)(c)	60,955,000	61,312,958
Fifth Third Bank:
3 month U.S. LIBOR + 0.590% 2.8816% 9/27/19 (a)(b)	29,000,000	29,119,328
3 month U.S. LIBOR + 0.910% 3.2413% 8/20/18 (a)(b)	30,000,000	30,030,377
HSBC Holdings PLC 3 month U.S. LIBOR + 0.600% 2.9256% 5/18/21 (a)(b)	40,000,000	40,046,400
HSBC U.S.A., Inc. 3 month U.S. LIBOR + 0.610% 2.965% 11/13/19 (a)(b)	15,000,000	15,078,105
Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.5814% 3/10/20 (a)(b)	28,473,000	28,539,697
ING Bank NV 3 month U.S. LIBOR + 1.130% 3.3781% 3/22/19 (a)(b)(c)	20,500,000	20,656,701
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.250% 2.605% 2/13/20 (a)(b)	52,445,000	52,475,033
3 month U.S. LIBOR + 0.290% 2.6481% 2/1/21 (a)(b)	30,050,000	30,069,334
3 month U.S. LIBOR + 0.340% 2.7017% 4/26/21 (a)(b)	20,000,000	20,014,131
3 month U.S. LIBOR + 0.400% 2.6725% 9/21/18 (a)(b)	20,000,000	20,018,504
3 month U.S. LIBOR + 0.590% 2.8611% 9/23/19 (a)(b)	25,631,000	25,788,872
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.630% 2.9888% 1/28/19 (a)(b)	3,500,000	3,513,495
3 month U.S. LIBOR + 0.955% 3.3166% 1/23/20 (a)(b)	74,869,000	75,752,992
KeyBank NA 3 month U.S. LIBOR + 0.520% 2.5263% 6/1/18 (a)(b)	50,150,000	50,150,000
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.8607% 5/7/21 (a)(b)	33,620,000	33,608,233
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.6295% 1/25/21 (a)(b)	8,240,000	8,241,584
Mizuho Bank Ltd. 3 month U.S. LIBOR + 1.190% 3.5487% 10/20/18 (a)(b)(c)	17,800,000	17,879,713
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 2.8394% 5/22/20 (a)(b)(c)	56,650,000	56,897,085
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.7894% 5/29/20 (a)(b)(c)	40,000,000	40,132,570
3 month U.S. LIBOR + 0.840% 3.0175% 9/17/18 (a)(b)(c)	24,350,000	24,406,495
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 2.6913% 5/19/20 (a)(b)	40,430,000	40,551,782
3 month U.S. LIBOR + 0.400% 2.4349% 12/7/18 (a)(b)	30,500,000	30,562,262
3 month U.S. LIBOR + 0.420% 2.4263% 6/1/18 (a)(b)	12,300,000	12,300,000
PNC Financial Services Group, Inc. 3 month U.S. LIBOR + 0.250% 2.6131% 8/7/18 (a)(b)	30,000,000	30,010,485
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.430% 2.7917% 4/26/21 (a)(b)	44,100,000	44,119,099
Royal Bank of Canada:
3 month U.S. LIBOR + 0.350% 2.3972% 3/2/20 (a)(b)	35,000,000	35,080,325
3 month U.S. LIBOR + 0.450% 2.7875% 1/10/19 (a)(b)	20,000,000	20,050,827
3 month U.S. LIBOR + 0.480% 2.8388% 7/29/19 (a)(b)	20,320,000	20,397,440
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 2.7506% 5/17/21 (a)(b)(c)	37,800,000	37,773,842
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.310% 2.6651% 10/18/19 (a)(b)	20,000,000	20,032,200
3 month U.S. LIBOR + 0.350% 2.7028% 1/17/20 (a)(b)	69,355,000	69,424,725
3 month U.S. LIBOR + 0.540% 2.8773% 1/11/19 (a)(b)	80,000,000	80,215,691
3 month U.S. LIBOR + 0.740% 3.1016% 7/23/18 (a)(b)	31,700,000	31,734,564
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.470% 2.8% 5/24/21 (a)(b)	30,000,000	30,020,310
3 month U.S. LIBOR + 0.490% 2.5152% 9/6/19 (a)(b)	27,635,000	27,738,291
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.420% 2.7751% 1/18/19 (a)(b)	24,500,000	24,548,349
3 month U.S. LIBOR + 0.440% 2.748% 7/2/19 (a)(b)	30,800,000	30,910,779
1.45% 9/6/18	25,000,000	24,936,985
U.S. Bank NA 3 month U.S. LIBOR + 0.410% 2.7717% 4/26/19 (a)(b)	20,500,000	20,560,457
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.400% 2.5069% 9/14/18 (a)(b)	24,150,000	24,175,189
3 month U.S. LIBOR + 0.460% 2.8216% 4/22/19 (a)(b)	30,092,000	30,186,799
3 month U.S. LIBOR + 0.880% 3.2416% 7/22/20 (a)(b)	11,411,000	11,532,780
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.5777% 1/15/20 (a)(b)	30,450,000	30,471,021
3 month U.S. LIBOR + 0.310% 2.6577% 1/15/21 (a)(b)	9,500,000	9,495,076
3 month U.S. LIBOR + 0.500% 2.8194% 11/28/18 (a)(b)	17,000,000	17,031,870
3 month U.S. LIBOR + 0.600% 2.93% 5/24/19 (a)(b)	14,860,000	14,931,637
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.560% 2.8913% 8/19/19 (a)(b)	40,500,000	40,689,378
3 month U.S. LIBOR + 0.740% 3.07% 11/23/18 (a)(b)	22,000,000	22,070,052
3 month U.S. LIBOR + 0.740% 3.0988% 7/30/18 (a)(b)	9,260,000	9,272,785
		2,950,220,164
Capital Markets - 5.7%
Deutsche Bank AG London Branch 3 month U.S. LIBOR + 1.450% 3.8051% 1/18/19 (a)(b)	65,235,000	65,542,257
Deutsche Bank AG New York Branch 3 month U.S. LIBOR + 0.800% 3.1766% 1/22/21 (a)(b)	20,000,000	19,611,200
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.730% 3.0216% 12/27/20 (a)(b)	22,822,000	22,935,504
3 month U.S. LIBOR + 1.160% 3.5216% 4/23/20 (a)(b)	10,366,000	10,520,008
Morgan Stanley:
3 month U.S. LIBOR + 0.740% 3.1016% 7/23/19 (a)(b)	71,413,000	71,788,202
3 month U.S. LIBOR + 0.800% 3.155% 2/14/20 (a)(b)	113,765,000	114,169,914
3 month U.S. LIBOR + 0.850% 3.2092% 1/24/19 (a)(b)	8,600,000	8,638,132
3 month U.S. LIBOR + 1.140% 3.5056% 1/27/20 (a)(b)	31,775,000	32,229,827
3 month U.S. LIBOR + 1.375% 3.7331% 2/1/19 (a)(b)	11,123,000	11,212,059
UBS AG London Branch:
3 month U.S. LIBOR + 0.320% 2.6394% 5/28/19 (a)(b)(c)	35,400,000	35,439,046
3 month U.S. LIBOR + 0.580% 2.6273% 6/8/20 (a)(b)(c)	78,100,000	78,395,921
2.3549% 12/7/18 (a)(c)	46,360,000	46,400,704
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 2.995% 8/14/19 (a)(b)	31,221,000	31,368,558
		548,251,332
Consumer Finance - 3.0%
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 2.6838% 5/3/19 (a)(b)	20,000,000	20,043,472
3 month U.S. LIBOR + 0.430% 2.4546% 3/3/20 (a)(b)	35,000,000	35,127,222
3 month U.S. LIBOR + 0.550% 2.7275% 3/18/19 (a)(b)	41,713,000	41,857,022
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 3.115% 5/12/20 (a)(b)	25,000,000	25,139,913
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 2.8475% 1/10/20 (a)(b)	35,000,000	35,203,436
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 2.7929% 11/2/20 (a)(b)	21,450,000	21,349,875
3 month U.S. LIBOR + 0.790% 2.8614% 6/12/20 (a)(b)	8,372,000	8,421,118
3 month U.S. LIBOR + 0.830% 3.185% 8/12/19 (a)(b)	15,273,000	15,349,260
3 month U.S. LIBOR + 1.000% 3.3306% 1/9/20 (a)(b)	14,000,000	14,110,190
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.4375% 1/10/20 (a)(b)	9,880,000	9,876,817
3 month U.S. LIBOR + 0.280% 2.6216% 4/13/21 (a)(b)	35,000,000	35,060,346
3 month U.S. LIBOR + 0.820% 3.1513% 2/19/19 (a)(b)	30,000,000	30,152,897
		291,691,568
Diversified Financial Services - 0.5%
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.250% 2.5873% 1/11/19 (a)(b)	20,500,000	20,537,085
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 2.5881% 2/1/19 (a)(b)(c)	22,860,000	22,892,433
		43,429,518
Insurance - 3.9%
Allstate Corp. 3 month U.S. LIBOR + 0.430% 2.732% 3/29/21 (a)(b)	14,727,000	14,763,492
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.250% 2.5416% 12/27/18 (a)(b)(c)	25,000,000	25,038,819
3 month U.S. LIBOR + 0.300% 2.6656% 4/27/20 (a)(b)(c)	40,750,000	40,771,320
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.220% 2.3975% 9/19/19 (a)(b)(c)	50,250,000	50,348,047
3 month U.S. LIBOR + 0.230% 2.5606% 1/8/21 (a)(b)(c)	40,000,000	40,034,051
3 month U.S. LIBOR + 0.340% 2.4469% 9/14/18 (a)(b)(c)	51,200,000	51,252,275
3 month U.S. LIBOR + 0.400% 2.4714% 6/12/20 (a)(b)(c)	15,000,000	15,076,816
3 month U.S. LIBOR + 0.430% 2.6075% 12/19/18 (a)(b)(c)	32,000,000	32,074,615
New York Life Global Funding:
3 month U.S. LIBOR + 0.180% 2.5046% 7/6/18 (a)(b)(c)	25,750,000	25,756,561
3 month U.S. LIBOR + 0.270% 2.6006% 4/9/20 (a)(b)(c)	25,000,000	25,071,638
3 month U.S. LIBOR + 0.390% 2.7492% 10/24/19 (a)(b)(c)	30,000,000	30,144,499
Prudential Financial, Inc. 3 month U.S. LIBOR + 0.780% 3.1225% 8/15/18 (a)(b)	24,060,000	24,099,379
		374,431,512

TOTAL FINANCIALS		4,208,024,094

HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.875% 2.9436% 12/29/20 (a)(b)	19,384,000	19,432,573
Health Care Providers & Services - 1.1%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.7773% 3/9/21 (a)(b)	20,353,000	20,485,955
1.9% 7/20/18	36,068,000	36,042,392
2.25% 12/5/18	17,486,000	17,452,777
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.7563% 11/30/20 (a)(b)	33,725,000	33,751,268
		107,732,392
Pharmaceuticals - 0.2%
Roche Holdings, Inc. 2.25% 9/30/19 (c)	12,758,000	12,678,129

TOTAL HEALTH CARE		139,843,094

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.3%
General Dynamics Corp. 3 month U.S. LIBOR + 0.290% 2.6458% 5/11/20 (a)(b)	27,351,000	27,387,924
Machinery - 2.1%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.130% 2.4494% 11/29/19 (a)(b)	16,000,000	16,003,711
3 month U.S. LIBOR + 0.180% 2.2052% 12/6/18 (a)(b)	20,000,000	20,009,214
3 month U.S. LIBOR + 0.180% 2.51% 5/15/20 (a)(b)	50,600,000	50,543,530
3 month U.S. LIBOR + 0.230% 2.3545% 3/15/21 (a)(b)	20,000,000	20,013,087
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.4906% 1/8/21 (a)(b)	32,620,000	32,565,157
3 month U.S. LIBOR + 0.240% 2.3307% 3/12/21 (a)(b)	40,000,000	40,160,385
3 month U.S. LIBOR + 0.570% 2.9006% 1/8/19 (a)(b)	21,500,000	21,553,783
1.65% 10/15/18	7,317,000	7,292,517
		208,141,384

TOTAL INDUSTRIALS		235,529,308

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
BellSouth Corp. 4.333% 4/26/19 (a)(c)	50,000,000	50,625,000
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 2.8794% 5/22/20 (a)(b)	24,500,000	24,640,826
		75,265,826
UTILITIES - 1.4%
Electric Utilities - 0.5%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.6431% 11/6/20 (a)(b)	38,125,000	38,126,711
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.9416% 3/27/20 (a)(b)	5,047,000	5,049,502
		43,176,213
Gas Utilities - 0.6%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.7194% 11/29/19 (a)(b)	26,271,000	26,276,645
3 month U.S. LIBOR + 0.550% 2.6569% 3/12/20 (a)(b)	34,207,000	34,228,307
		60,504,952
Multi-Utilities - 0.3%
Dominion Resources, Inc. 1.875% 1/15/19	1,830,000	1,819,742
Sempra Energy 3 month U.S. LIBOR + 0.250% 2.5977% 7/15/19 (a)(b)	30,225,000	30,236,339
		32,056,081

TOTAL UTILITIES		135,737,246

TOTAL NONCONVERTIBLE BONDS
(Cost $5,494,570,630)		5,502,033,662

U.S. Treasury Obligations - 2.7%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.140% 2.0441% 1/31/19 (a)(b)	$70,050,000	$70,138,651
U.S. TREASURY 3 MONTH BILL + 0.170% 2.0741% 10/31/18 (a)(b)	50,000,000	50,046,755
0.875% 6/15/19	62,000,000	61,103,907
1.875% 12/31/19	78,148,000	77,525,258
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $259,452,138)		258,814,571

Certificates of Deposit - 6.4%
Credit Suisse AG yankee:
1 month U.S. LIBOR + 0.260% 2.1784% 7/12/18 (a)(b)	50,000,000	50,020,200
3 month U.S. LIBOR + 0.340% 2.6775% 4/9/19 (a)(b)	50,000,000	50,049,880
Mitsubishi UFJ Trust & Banking Corp. yankee 1 month U.S. LIBOR + 0.230% 2.1954% 9/24/18 (a)(b)	12,000,000	11,998,464
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.250% 2.2097% 11/26/18 (a)(b)	40,000,000	40,001,120
1 month U.S. LIBOR + 0.260% 2.2425% 12/3/18 (a)(b)	40,000,000	40,000,000
1 month U.S. LIBOR + 0.440% 2.3685% 10/10/18 (a)(b)	30,000,000	30,023,100
2.19% 6/7/18	30,000,000	30,002,307
2.34% 7/6/18	20,000,000	20,008,046
Natixis SA yankee:
1 month U.S. LIBOR + 0.300% 2.2654% 11/26/18 (a)(b)	30,000,000	30,003,900
1 month U.S. LIBOR + 0.370% 2.2887% 2/14/19 (a)(b)	30,000,000	30,009,420
1 month U.S. LIBOR + 0.440% 2.3685% 9/11/18 (a)(b)	30,000,000	30,026,640
3 month U.S. LIBOR + 0.190% 2.5481% 2/1/19 (a)(b)	40,000,000	40,005,028
Royal Bank of Canada yankee 3 month U.S. LIBOR + 0.110% 2.412% 9/28/18 (a)(b)	40,000,000	40,001,112
Sumitomo Mitsui Banking Corp. yankee 1 month U.S. LIBOR + 0.250% 2.2028% 11/21/18 (a)(b)	40,000,000	39,995,720
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.190% 2.1127% 6/8/18 (a)(b)	30,000,000	30,002,310
1 month U.S. LIBOR + 0.230% 2.2103% 9/28/18 (a)(b)	40,000,000	40,000,000
Svenska Handelsbanken AB yankee 1 month U.S. LIBOR + 0.390% 2.3583% 9/27/18 (a)(b)	30,000,000	30,023,310
Wells Fargo Bank NA 1 month U.S. LIBOR + 0.220% 2.1883% 10/29/18 (a)(b)	30,000,000	30,002,310
TOTAL CERTIFICATES OF DEPOSIT
(Cost $611,989,212)		612,172,867

Commercial Paper - 23.5%
American Electric Power Co., Inc.:
2.12% 6/1/18	9,247,000	9,246,442
2.31% 6/15/18	7,000,000	6,993,467
2.35% 6/26/18	15,000,000	14,975,094
Arizona Public Service Co.:
2.05% 6/5/18	18,000,000	17,994,949
2.05% 6/6/18	10,000,000	9,996,625
ASB Finance Ltd. (London) 1 month U.S. LIBOR + 0.380% 2.3085% 10/11/18 (a)(b)	30,000,000	30,019,560
Atlantic Asset Securitization Corp.:
1 month U.S. LIBOR + 0.260% 2.1988% 11/13/18 (a)(b)	40,000,000	40,005,800
2.15% 6/7/18 (Liquidity Facility Credit Agricole CIB)	20,000,000	19,993,116
2.33% 9/17/18 (Liquidity Facility Credit Agricole CIB)	30,000,000	29,787,450
2.34% 7/6/18 (Liquidity Facility Credit Agricole CIB)	20,000,000	19,960,080
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.35% 9/10/18	20,000,000	19,870,800
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
2.4% 8/9/18 (c)	11,000,000	10,951,019
2.4% 8/16/18 (c)	11,000,000	10,945,133
2.4% 8/17/18 (c)	14,000,000	13,929,080
2.4% 8/20/18 (c)	10,000,000	9,946,990
2.4% 8/23/18 (c)	19,000,000	18,895,196
2.5% 6/14/18 (c)	19,000,000	18,987,055
2.5% 6/29/18 (c)	11,000,000	10,983,492
Bell Canada yankee:
2.45% 6/11/18	30,000,000	29,981,208
2.48% 6/12/18	16,000,000	15,989,040
2.48% 6/18/18	11,000,000	10,988,527
2.49% 7/12/18	14,860,000	14,821,686
2.5% 8/23/18	21,600,000	21,477,226
2.53% 6/18/18	30,000,000	29,968,710
2.55% 8/9/18	20,000,000	19,908,338
2.61% 6/26/18	30,000,000	29,953,872
2.62% 7/5/18	20,000,000	19,957,708
BPCE SA yankee:
2.37% 8/9/18	40,000,000	39,836,824
2.4% 9/14/18	20,000,000	19,862,848
2.4% 9/21/18	60,000,000	59,556,096
2.43% 8/1/18	30,000,000	29,895,012
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.120% 2.4728% 1/14/19 (a)(b)	20,000,000	20,001,124
Catholic Health Initiatives 2.8% 7/13/18	30,000,000	29,929,588
Credit Suisse AG:
1 month U.S. LIBOR + 0.250% 2.1978% 8/21/18 (a)(b)	30,000,000	30,013,470
1 month U.S. LIBOR + 0.400% 2.3683% 7/26/18 (a)(b)	50,000,000	50,034,400
yankee:
2.33% 8/1/18	30,000,000	29,896,149
2.35% 7/3/18	20,000,000	19,965,496
Dominion Resources, Inc.:
2.22% 6/22/18	2,000,000	1,997,217
2.43% 6/4/18	30,000,000	29,992,716
Duke Energy Corp.:
2.08% 6/5/18	39,000,000	38,988,136
2.08% 6/6/18	34,000,000	33,987,563
2.08% 6/7/18	24,000,000	23,990,280
ERP Operating LP 2.12% 6/7/18	5,000,000	4,997,861
Eversource Energy 2.1% 6/6/18	5,000,000	4,998,313
Gotham Funding Corp. yankee:
2.18% 6/5/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	21,000,000	20,994,939
2.18% 6/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	7,000,000	6,997,618
2.2% 6/6/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	25,000,000	24,992,738
2.31% 7/26/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	20,000,000	19,935,072
2.31% 8/3/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,886,186
2.31% 8/9/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	20,000,000	19,915,612
2.32% 8/3/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	30,000,000	29,886,186
2.33% 6/26/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	20,000,000	19,972,412
HSBC Bank PLC 3 month U.S. LIBOR + 0.230% 2.5673% 4/10/19 (a)(b)	50,000,000	50,020,725
ING U.S. Funding LLC 1 month U.S. LIBOR + 0.250% 2.1687% 11/15/18 (a)(b)	40,000,000	40,006,520
J.P. Morgan Securities, LLC:
1 month U.S. LIBOR + 0.440% 2.347% 10/1/18 (a)(b)	30,000,000	30,024,810
2.2% 6/11/18	20,000,000	19,988,878
Lam Research Corp. 2.68% 6/15/18	4,500,000	4,495,800
Liberty Street Funding LLC 2.37% 8/8/18 (Liquidity Facility Bank of Nova Scotia)	20,000,000	19,917,046
Manhattan Asset Funding Co. LLC:
2.23% 6/11/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	20,000,000	19,989,092
2.24% 6/14/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	20,000,000	19,985,914
Mitsubishi UFJ Trust & Banking Corp. 2.33% 9/13/18	30,000,000	29,799,189
NBCUniversal Enterprise, Inc.:
2.07% 6/1/18	3,000,000	2,999,819
2.21% 6/19/18	11,000,000	10,986,874
2.23% 6/1/18	5,000,000	4,999,699
2.24% 6/1/18	8,000,000	7,999,518
2.245% 6/1/18	18,500,000	18,498,884
Ontario Teachers' Finance Trust yankee 1.67% 7/5/18 (c)	40,000,000	39,923,972
Rabobank Nederland New York Branch yankee 2.13% 6/4/18	20,000,000	19,996,158
Rogers Communications, Inc. yankee:
2.22% 6/7/18	6,000,000	5,997,433
2.23% 6/5/18	7,000,000	6,997,871
2.34% 7/24/18	30,000,000	29,889,750
2.34% 7/24/18	10,600,000	10,561,045
2.34% 7/24/18	10,920,000	10,879,869
2.35% 7/17/18	19,000,000	18,940,095
2.35% 7/19/18	20,000,000	19,933,986
2.36% 7/26/18	14,000,000	13,946,426
2.41% 6/28/18	3,000,000	2,994,612
Sempra Global:
2.05% 6/1/18	4,000,000	3,999,772
2.31% 6/11/18	6,000,000	5,995,930
2.38% 6/4/18	30,000,000	29,992,716
2.4% 8/20/18	40,000,000	39,771,132
2.46% 7/5/18	6,000,000	5,986,303
2.46% 7/10/18	13,000,000	12,965,666
2.5% 6/11/18	25,000,000	24,983,043
2.5% 7/23/18	3,750,000	3,736,502
2.5% 7/24/18	30,000,000	29,889,750
2.6% 8/6/18	20,000,000	19,906,908
Sumitomo Mitsui Banking Corp. yankee:
2.15% 6/5/18	12,000,000	11,997,017
2.15% 6/6/18	12,000,000	11,996,412
Sumitomo Mitsui Trust Bank Ltd. yankee 2.33% 7/9/18	30,000,000	29,937,405
Suncor Energy, Inc. yankee:
2.36% 7/16/18	14,350,000	14,305,811
2.5% 8/24/18	51,000,000	50,692,337
Toyota Motor Credit Corp.:
1 month U.S. LIBOR + 0.180% 2.0893% 6/29/18 (a)(b)	25,000,000	25,006,700
1 month U.S. LIBOR + 0.370% 2.3178% 10/19/18 (a)(b)	20,000,000	20,012,640
2.33% 7/9/18	14,000,000	13,971,138
2.33% 7/11/18	6,000,000	5,986,948
Transcanada American Investments Ltd.:
2.25% 6/18/18	2,335,000	2,332,798
2.35% 7/9/18	17,000,000	16,961,786
TransCanada PipeLines Ltd.:
2.3% 6/19/18	7,700,000	7,690,812
2.37% 6/11/18	15,000,000	14,989,826
2.45% 6/15/18	24,000,000	23,977,601
Tyson Foods, Inc.:
2.02% 6/5/18	8,000,000	7,997,566
2.22% 6/11/18	16,683,000	16,671,684
2.4% 6/13/18	30,000,000	29,975,841
UBS AG London Branch:
1 month U.S. LIBOR + 0.210% 2.1697% 7/25/18 (a)(b)	20,000,000	20,007,740
3 month U.S. LIBOR + 0.320% 2.6318% 4/2/19 (a)(b)	50,000,000	50,048,785
3 month U.S. LIBOR + 0.330% 2.6675% 4/9/19 (a)(b)	30,000,000	30,071,880
UnitedHealth Group, Inc.:
2.08% 6/4/18	46,000,000	45,989,701
2.17% 6/25/18	30,000,000	29,955,771
TOTAL COMMERCIAL PAPER
(Cost $2,264,223,099)		2,264,631,425

Master Notes - 1.3%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.350% 2.1044% 8/31/18 (a)(b)
(Cost $129,999,995)	130,000,000	129,999,998
	Shares	Value

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 1.76% (d)
(Cost $676,262,494)	676,154,097	676,289,328
	Maturity Amount	Value

Repurchase Agreements - 2.1%
With:
Mizuho Securities U.S.A., Inc. at:
2.8%, dated 2/7/18 due 8/6/18 (Collateralized by Corporate Obligations valued at $31,597,705, 12.00%, 6/16/20)	29,406,000	28,997,097
2.97%, dated 2/28/18 due 8/27/18 (Collateralized by U.S. Treasury Obligations valued at $59,613,955, 2.88%, 5/15/28)	58,861,300	57,995,940
3.19%, dated 3/28/18 due 9/24/18 (Collateralized by Corporate Obligations valued at $64,822,821, 2.88% - 12.00%, 6/16/20 - 6/15/44)	60,957,000	59,994,996
Morgan Stanley & Co., Inc. at:
2.53%, dated 5/9/18 due 8/7/18 (Collateralized by Mortgage Loan Obligations valued at $31,699,533, 0.00% - 9.00%, 7/31/23 - 7/17/47)(a)(b)(e)	28,177,100	28,000,375
2.55%, dated 3/14/18 due 6/12/18 (Collateralized by U.S. Treasury Obligations valued at $25,648,326, 0.00% - 10.00%, 12/7/18 - 3/6/48)(a)(b)(e)	25,159,375	25,000,143
TOTAL REPURCHASE AGREEMENTS
(Cost $200,000,000)		199,988,551
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,636,497,568)		9,643,930,402
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,384,621)
NET ASSETS - 100%		$9,631,545,781

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,620,503,095 or 16.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,877,374
Total	$5,877,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,502,033,662	$--	$5,502,033,662	$--
U.S. Government and Government Agency Obligations	258,814,571	--	258,814,571	--
Certificates of Deposit	612,172,867	--	612,172,867	--
Commercial Paper	2,264,631,425	--	2,264,631,425	--
Master Notes	129,999,998	--	129,999,998	--
Money Market Funds	676,289,328	676,289,328	--	--
Repurchase Agreements	199,988,551	--	199,988,551	--
Total Investments in Securities:	$9,643,930,402	$676,289,328	$8,967,641,074	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

May 31, 2018

SS1-QTLY-0718
1.9863241.103

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 63.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 2.8%
American Honda Finance Corp.:
1.7% 2/22/19	$1,712,000	$1,705,524
2% 2/14/20	500,000	492,987
2.65% 2/12/21	7,000,000	6,980,806
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	8,122,000	8,005,928
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	2,300,000	2,268,433
2.2% 5/5/20 (a)	5,350,000	5,260,495
2.25% 3/2/20 (a)	3,200,000	3,158,576
2.3% 1/6/20 (a)	4,700,000	4,649,578
2.3% 2/12/21 (a)	4,350,000	4,240,577
2.45% 5/18/20 (a)	2,200,000	2,174,392
3.35% 5/4/21 (a)	5,000,000	5,005,152
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,400,000	4,368,320
2.4% 5/9/19	5,750,000	5,723,715
2.45% 11/6/20	5,400,000	5,284,167
2.65% 4/13/20	3,293,000	3,262,278
Volkswagen International Finance NV 2.125% 11/20/18 (a)	500,000	498,664
		63,079,592
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	3,578,000	3,544,487
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	3,012,000	2,959,593
Media - 2.9%
21st Century Fox America, Inc. 4.5% 2/15/21	9,320,000	9,630,615
CBS Corp. 2.3% 8/15/19	3,730,000	3,699,555
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	10,900,000	10,922,201
Comcast Corp. 5.15% 3/1/20	5,000,000	5,183,013
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.9118% 9/20/19 (b)(c)	3,630,000	3,647,741
Historic Tw, Inc. 6.875% 6/15/18	5,500,000	5,507,673
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	11,000,000	10,925,137
NBCUniversal, Inc. 5.15% 4/30/20	5,500,000	5,714,455
Time Warner Cable, Inc. 6.75% 7/1/18	4,012,000	4,023,338
Time Warner, Inc. 4.75% 3/29/21	2,057,000	2,136,569
Walt Disney Co. 2.3% 2/12/21	4,000,000	3,941,611
		65,331,908
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,478,329

TOTAL CONSUMER DISCRETIONARY		139,393,909

CONSUMER STAPLES - 2.9%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	5,350,000	5,299,107
Diageo Capital PLC 3% 5/18/20	5,500,000	5,517,366
		10,816,473
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	8,750,000	8,655,165
Kroger Co. 2.3% 1/15/19	4,471,000	4,464,651
		13,119,816
Food Products - 0.6%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.8928% 4/16/21 (b)(c)	5,000,000	5,009,900
3.2% 4/16/21	834,000	832,297
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 2.7681% 5/30/19 (b)(c)	4,137,000	4,146,055
2.65% 8/15/19	3,150,000	3,143,516
		13,131,768
Tobacco - 1.2%
Bat Capital Corp. 2.297% 8/14/20 (a)	10,400,000	10,190,165
BAT International Finance PLC 2.75% 6/15/20 (a)	5,000,000	4,953,272
Imperial Tobacco Finance PLC 2.05% 7/20/18 (a)	5,700,000	5,696,124
Philip Morris International, Inc. 1.375% 2/25/19	4,432,000	4,392,112
Reynolds American, Inc.:
2.3% 6/12/18	578,000	577,965
3.25% 6/12/20	2,489,000	2,490,385
		28,300,023

TOTAL CONSUMER STAPLES		65,368,080

ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Petrofac Ltd. 3.4% 10/10/18 (a)	5,050,000	5,016,923
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	6,010,000	5,998,391
		11,015,314
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	509,000	526,909
BP Capital Markets PLC:
1.676% 5/3/19	1,008,000	999,083
1.768% 9/19/19	4,579,000	4,523,771
2.315% 2/13/20	3,962,000	3,928,748
2.521% 1/15/20	500,000	497,806
Cenovus Energy, Inc. 3% 8/15/22	1,243,000	1,193,733
Columbia Pipeline Group, Inc. 2.45% 6/1/18	2,462,000	2,462,000
DCP Midstream Operating LP 2.7% 4/1/19	238,000	236,810
Energy Transfer Partners LP 2.5% 6/15/18	1,212,000	1,212,027
Enterprise Products Operating LP:
2.55% 10/15/19	6,011,000	5,971,311
2.8% 2/15/21	1,688,000	1,672,991
EOG Resources, Inc. 2.45% 4/1/20	5,467,000	5,432,742
EQT Corp. 2.5% 10/1/20	2,054,000	2,011,871
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	17,942
Kinder Morgan, Inc. 3.05% 12/1/19	5,497,000	5,497,463
MPLX LP 3.375% 3/15/23	3,922,000	3,871,454
Petroleos Mexicanos 5.375% 3/13/22	14,500,000	14,861,195
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.9194% 2/26/21 (b)(c)	3,776,000	3,783,461
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,885,000	3,830,076
Shell International Finance BV 2.125% 5/11/20	13,725,000	13,565,051
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,476,000	3,596,522
TransCanada PipeLines Ltd. 2.125% 11/15/19	4,510,000	4,458,376
Western Gas Partners LP 5.375% 6/1/21	4,400,000	4,577,028
Williams Partners LP 3.6% 3/15/22	4,400,000	4,382,821
		93,111,191

TOTAL ENERGY		104,126,505

FINANCIALS - 30.3%
Banks - 15.6%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.7654% 1/19/21 (a)(b)(c)	5,000,000	5,001,850
2.1% 1/18/19 (a)	11,500,000	11,454,253
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	6,750,000	6,718,611
Bank of America Corp.:
2.25% 4/21/20	1,860,000	1,834,776
2.6% 1/15/19	46,395,000	46,383,012
2.625% 10/19/20	13,000,000	12,880,376
2.65% 4/1/19	8,500,000	8,499,984
Bank of Montreal 2.1% 12/12/19	3,000,000	2,968,055
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 2.8487% 7/20/20 (a)(b)(c)	5,500,000	5,520,607
Barclays Bank PLC 2.65% 1/11/21	7,900,000	7,744,362
Barclays PLC 2.75% 11/8/19	5,000,000	4,973,085
BPCE SA 2.5% 12/10/18	3,000,000	2,997,303
Capital One NA 2.35% 1/31/20	4,300,000	4,247,789
Citibank NA 1.85% 9/18/19	5,500,000	5,437,701
Citigroup, Inc.:
2.05% 6/7/19	8,500,000	8,430,646
2.4% 2/18/20	3,174,000	3,141,819
2.5% 7/29/19	13,363,000	13,329,717
2.75% 4/25/22	7,300,000	7,090,083
3.142% 1/24/23 (b)	10,000,000	9,839,492
Citizens Bank NA:
2.25% 3/2/20	4,850,000	4,778,118
2.45% 12/4/19	1,855,000	1,842,658
2.55% 5/13/21	2,684,000	2,629,635
Credit Agricole SA 2.625% 10/3/18 (a)	3,000,000	2,999,979
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	15,000,000	15,023,723
Discover Bank 2.6% 11/13/18	500,000	499,861
Fifth Third Bancorp:
2.875% 7/27/20	2,389,000	2,378,776
4.5% 6/1/18	2,356,000	2,356,000
HSBC Holdings PLC 3 month U.S. LIBOR + 0.600% 2.9256% 5/18/21 (b)(c)	7,000,000	7,008,120
Huntington National Bank:
2.375% 3/10/20	4,600,000	4,544,846
3.25% 5/14/21	5,000,000	4,996,464
ING Bank NV 2.7% 8/17/20 (a)	1,228,000	1,215,268
ING Groep NV 3.15% 3/29/22	8,650,000	8,493,300
JPMorgan Chase & Co.:
2.2% 10/22/19	1,459,000	1,448,409
2.25% 1/23/20	1,650,000	1,631,379
2.55% 10/29/20	53,000,000	52,286,182
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.8607% 5/7/21 (b)(c)	5,000,000	4,998,250
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	1,748,000	1,734,400
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,700,000	6,613,593
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,364,000	1,344,595
Regions Bank 2.75% 4/1/21	4,346,000	4,281,823
Regions Financial Corp. 2.75% 8/14/22	3,553,000	3,440,597
Royal Bank of Canada:
1.625% 4/15/19	2,750,000	2,725,432
2.15% 10/26/20	5,350,000	5,234,219
3.2% 4/30/21	5,500,000	5,508,669
Sumitomo Mitsui Banking Corp. 2.514% 1/17/20	5,900,000	5,843,840
SunTrust Bank 2.25% 1/31/20	6,800,000	6,726,396
The Toronto-Dominion Bank:
2.25% 11/5/19	5,500,000	5,469,021
2.5% 12/14/20	3,598,000	3,550,528
Westpac Banking Corp.:
1.6% 8/19/19	4,300,000	4,241,815
2.15% 3/6/20	2,250,000	2,218,600
4.875% 11/19/19	2,000,000	2,057,623
		348,615,640
Capital Markets - 5.6%
Cboe Global Markets, Inc. 1.95% 6/28/19	4,227,000	4,186,844
Deutsche Bank AG 2.7% 7/13/20	12,011,000	11,762,734
Deutsche Bank AG London Branch:
2.5% 2/13/19	4,500,000	4,473,654
2.85% 5/10/19	5,630,000	5,578,465
Goldman Sachs Group, Inc.:
1.95% 7/23/19	5,250,000	5,204,015
2% 4/25/19	8,500,000	8,444,854
2.55% 10/23/19	180,000	179,298
2.625% 1/31/19	13,815,000	13,819,312
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,754,000	2,741,748
Moody's Corp.:
2.75% 7/15/19	3,697,000	3,690,502
2.75% 12/15/21	579,000	567,619
5.5% 9/1/20	5,734,000	6,023,508
Morgan Stanley:
2.45% 2/1/19	10,750,000	10,729,537
2.625% 11/17/21	19,750,000	19,265,546
2.65% 1/27/20	15,750,000	15,655,216
S&P Global, Inc.:
2.5% 8/15/18	1,174,000	1,174,121
3.3% 8/14/20	2,495,000	2,506,728
UBS AG London Branch 2.2% 6/8/20 (a)	8,500,000	8,339,809
UBS AG Stamford Branch 2.375% 8/14/19	500,000	497,510
		124,841,020
Consumer Finance - 4.5%
American Express Credit Corp.:
1.875% 11/5/18	4,604,000	4,592,517
2.2% 3/3/20	4,500,000	4,443,314
2.25% 5/5/21	5,500,000	5,367,139
2.6% 9/14/20	6,000,000	5,939,167
Capital One Financial Corp. 2.5% 5/12/20	9,500,000	9,377,390
Caterpillar Financial Services Corp. 2.1% 1/10/20	3,217,000	3,187,443
Ford Motor Credit Co. LLC:
1.897% 8/12/19	2,250,000	2,219,543
2.262% 3/28/19	6,400,000	6,369,736
2.343% 11/2/20	2,500,000	2,442,104
2.425% 6/12/20	16,500,000	16,232,248
2.597% 11/4/19	2,500,000	2,485,330
3.336% 3/18/21	8,500,000	8,442,438
4.14% 2/15/23	2,500,000	2,516,930
Hyundai Capital America 2% 7/1/19 (a)	4,500,000	4,436,165
Synchrony Financial:
2.6% 1/15/19	4,154,000	4,147,175
3% 8/15/19	2,216,000	2,215,418
Toyota Motor Credit Corp.:
1.55% 10/18/19	2,014,000	1,982,032
1.95% 4/17/20	14,000,000	13,787,526
		100,183,615
Diversified Financial Services - 0.9%
AIG Global Funding 2.15% 7/2/20 (a)	5,496,000	5,399,037
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	417,000	415,424
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.250% 2.5873% 1/11/19 (b)(c)	10,000,000	10,018,090
GE Capital International Funding Co. 2.342% 11/15/20	5,500,000	5,382,254
		21,214,805
Insurance - 3.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,161,000	1,143,182
AFLAC, Inc. 2.4% 3/16/20	3,500,000	3,473,270
AIA Group Ltd. 2.25% 3/11/19 (a)	5,700,000	5,657,107
American International Group, Inc. 2.3% 7/16/19	9,528,000	9,469,593
Aon Corp. 5% 9/30/20	1,708,000	1,774,271
Hartford Financial Services Group, Inc. 5.5% 3/30/20	2,698,000	2,810,309
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,316,000	5,261,083
2.55% 10/15/18	3,012,000	3,011,371
MassMutual Global Funding II 1.55% 10/11/19 (a)	5,500,000	5,416,990
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	5,600,000	5,508,591
1.75% 9/19/19 (a)	5,000,000	4,932,083
2.05% 6/12/20 (a)	5,500,000	5,391,947
New York Life Global Funding 1.5% 10/24/19 (a)	5,000,000	4,914,112
Pricoa Global Funding I 1.9% 9/21/18 (a)	2,000,000	1,996,083
Principal Life Global Funding II:
2.2% 4/8/20 (a)	6,210,000	6,129,762
2.25% 10/15/18 (a)	3,000,000	2,996,532
Protective Life Global Funding 2.161% 9/25/20 (a)	5,500,000	5,377,680
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,279,000	5,266,297
Unum Group 5.625% 9/15/20	2,080,000	2,186,944
		82,717,207

TOTAL FINANCIALS		677,572,287

HEALTH CARE - 6.4%
Biotechnology - 0.6%
AbbVie, Inc. 2.5% 5/14/20	8,336,000	8,259,576
Amgen, Inc. 2.2% 5/22/19	4,346,000	4,324,591
		12,584,167
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories:
2.35% 11/22/19	3,310,000	3,291,139
2.8% 9/15/20	4,518,000	4,495,373
2.9% 11/30/21	3,620,000	3,577,562
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9436% 12/29/20 (b)(c)	5,523,000	5,536,840
2.404% 6/5/20	11,000,000	10,809,371
Danaher Corp. 1.65% 9/15/18	4,055,000	4,047,439
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9275% 3/19/21 (b)(c)	3,401,000	3,409,218
		35,166,942
Health Care Providers & Services - 1.6%
Anthem, Inc. 2.5% 11/21/20	4,400,000	4,333,596
Cardinal Health, Inc. 1.95% 6/15/18	533,000	532,851
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.7773% 3/9/21 (b)(c)	5,000,000	5,032,662
2.8% 7/20/20	5,200,000	5,163,023
3.35% 3/9/21	6,614,000	6,626,786
3.7% 3/9/23	5,000,000	4,985,662
Express Scripts Holding Co.:
2.6% 11/30/20	991,000	973,182
4.75% 11/15/21	1,759,000	1,823,559
Humana, Inc. 2.5% 12/15/20	2,920,000	2,875,062
UnitedHealth Group, Inc. 3.35% 7/15/22	4,000,000	4,026,847
		36,373,230
Pharmaceuticals - 2.6%
Actavis Funding SCS:
3% 3/12/20	10,916,000	10,860,297
3.45% 3/15/22	5,500,000	5,427,370
GlaxoSmithKline Capital PLC 3.125% 5/14/21	5,000,000	5,012,062
Mylan NV:
2.5% 6/7/19	7,813,000	7,762,061
3.15% 6/15/21	2,200,000	2,175,065
Roche Holdings, Inc. 2.25% 9/30/19 (a)	7,750,000	7,701,481
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	11,000,000	10,841,859
2.4% 9/23/21	2,324,000	2,236,358
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	2,727,000	2,664,161
2.2% 7/21/21	3,250,000	2,984,808
Zoetis, Inc. 3.45% 11/13/20	484,000	487,072
		58,152,594

TOTAL HEALTH CARE		142,276,933

INDUSTRIALS - 2.8%
Aerospace & Defense - 1.0%
General Dynamics Corp. 3% 5/11/21	9,000,000	8,978,365
Northrop Grumman Corp. 2.08% 10/15/20	11,000,000	10,761,630
Rockwell Collins, Inc. 1.95% 7/15/19	1,892,000	1,872,533
		21,612,528
Airlines - 0.4%
Continental Airlines, Inc. 6.795% 8/2/18	1,971	1,971
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,468,541
3.4% 4/19/21	3,388,000	3,392,308
		8,862,820
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	947,000	935,380
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 1.4% 10/30/19	5,500,000	5,411,914
Roper Technologies, Inc. 2.05% 10/1/18	214,000	213,739
		5,625,653
Machinery - 0.5%
John Deere Capital Corp. 2.35% 1/8/21	11,000,000	10,843,288
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/20	2,219,000	2,179,242
2.5% 3/1/21	2,533,000	2,477,828
2.625% 9/4/18	1,822,000	1,821,582
International Lease Finance Corp.:
5.875% 4/1/19	4,000,000	4,087,085
5.875% 8/15/22	4,500,000	4,816,485
		15,382,222

TOTAL INDUSTRIALS		63,261,891

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.4%
Cisco Systems, Inc. 1.4% 9/20/19	9,000,000	8,860,230
Electronic Equipment & Components - 0.8%
Amphenol Corp. 2.2% 4/1/20	7,313,000	7,220,567
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	9,500,000	9,536,472
Tyco Electronics Group SA 2.375% 12/17/18	566,000	565,395
		17,322,434
IT Services - 0.1%
The Western Union Co.:
3.35% 5/22/19	800,000	803,115
3.65% 8/22/18	1,803,000	1,808,038
		2,611,153
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	3,259,000	3,251,481
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,500,000	4,504,132

TOTAL INFORMATION TECHNOLOGY		36,549,430

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	2,636,000	2,633,990
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
ERP Operating LP 2.375% 7/1/19	1,681,000	1,669,784
Simon Property Group LP 2.35% 1/30/22	82,000	79,188
		1,748,972
Real Estate Management & Development - 0.5%
Digital Realty Trust LP:
2.75% 2/1/23	1,701,000	1,625,795
3.4% 10/1/20	3,359,000	3,369,994
3.95% 7/1/22	1,849,000	1,874,048
Washington Prime Group LP 3.85% 4/1/20	3,830,000	3,726,820
		10,596,657

TOTAL REAL ESTATE		12,345,629

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
2.3% 3/11/19	2,509,000	2,500,654
2.375% 11/27/18	500,000	499,860
2.45% 6/30/20	18,830,000	18,595,210
BellSouth Corp. 4.333% 4/26/19 (a)(b)	4,000,000	4,050,000
British Telecommunications PLC 2.35% 2/14/19	8,385,000	8,356,142
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,598,000	2,620,492
Verizon Communications, Inc.:
1.75% 8/15/21	4,822,000	4,605,220
2.946% 3/15/22	3,294,000	3,235,626
		44,463,204
UTILITIES - 5.8%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 2.15% 11/13/20	2,814,000	2,753,125
Duke Energy Corp.:
1.8% 9/1/21	1,305,000	1,245,360
2.1% 6/15/18	6,129,000	6,128,560
Edison International 2.125% 4/15/20	5,500,000	5,402,584
Eversource Energy 2.5% 3/15/21	2,860,000	2,817,990
Exelon Corp.:
2.85% 6/15/20	7,475,000	7,430,096
3.497% 6/1/22 (b)	4,046,000	4,008,326
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.6431% 11/6/20 (b)(c)	11,000,000	11,000,494
ITC Holdings Corp. 2.7% 11/15/22 (a)	2,814,000	2,729,525
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.9416% 3/27/20 (b)(c)	1,363,000	1,363,676
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	890,000	887,790
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	999,637
Southern Co. 1.85% 7/1/19	7,725,000	7,641,988
		54,409,151
Gas Utilities - 0.8%
Southern California Gas Co. 1.55% 6/15/18	6,000,000	5,998,784
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.7194% 11/29/19 (b)(c)	4,400,000	4,400,945
3 month U.S. LIBOR + 0.550% 2.6569% 3/12/20 (b)(c)	7,936,000	7,940,943
		18,340,672
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
2.15% 6/15/19	576,000	569,935
2.7% 6/15/21	567,000	552,695
Southern Power Co. 1.5% 6/1/18	2,755,000	2,755,000
		3,877,630
Multi-Utilities - 2.4%
Berkshire Hathaway Energy Co.:
2% 11/15/18	2,803,000	2,796,921
2.375% 1/15/21	4,395,000	4,312,721
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	990,727
Consolidated Edison, Inc. 2% 3/15/20	1,214,000	1,192,671
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	2,558,000	2,430,100
1.6% 8/15/19	3,596,000	3,536,039
1.875% 1/15/19	5,900,000	5,866,928
2% 8/15/21	1,981,000	1,889,499
2.5% 12/1/19	4,817,000	4,780,313
Public Service Enterprise Group, Inc. 1.6% 11/15/19	2,155,000	2,109,082
Sempra Energy:
1.625% 10/7/19	3,805,000	3,735,863
2.4% 2/1/20	6,000,000	5,932,630
Wisconsin Energy Corp.:
1.65% 6/15/18	3,472,000	3,470,795
2.45% 6/15/20	11,000,000	10,856,694
		53,900,983

TOTAL UTILITIES		130,528,436

TOTAL NONCONVERTIBLE BONDS
(Cost $1,434,158,273)		1,418,520,294

U.S. Treasury Obligations - 11.5%
U.S. Treasury Notes:
1.125% 2/28/21	$24,413,000	$23,504,188
1.125% 7/31/21	3,000,000	2,867,695
1.5% 5/15/20	24,125,000	23,699,043
1.75% 12/31/20	132,750,000	130,214,273
1.75% 11/30/21	25,000,000	24,282,227
1.875% 9/30/22	35,500,000	34,362,891
2% 1/15/21	17,691,000	17,458,806
2% 12/31/21	1,000,000	978,750
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $261,661,335)		257,367,873

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.1%
4.5% 6/1/19 to 7/1/20	3,957	3,976
5.5% 7/1/18 to 11/1/34	2,276,091	2,483,368
7.5% 11/1/31	453	517

TOTAL FANNIE MAE		2,487,861

Freddie Mac - 0.2%
3.5% 8/1/26	3,400,937	3,460,188
4% 6/1/24 to 4/1/26	1,350,359	1,389,475
4.5% 8/1/18 to 11/1/18	70,142	70,281
5% 4/1/20	42,151	42,489
8.5% 5/1/26 to 7/1/28	31,904	36,444

TOTAL FREDDIE MAC		4,998,877

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	229,329	259,389
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,945,869)		7,746,127

Asset-Backed Securities - 15.0%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$259,206	$265,468
Ally Auto Receivables Trust Series 2017-1 Class A3, 1.7% 6/15/21	3,471,000	3,442,423
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	4,889,000	4,854,061
Series 2018-2 Class A, 3.29% 5/15/23	5,580,000	5,579,948
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	6,409,000	6,322,534
Series 2017-3 Class A, 1.77% 11/15/22	4,660,000	4,573,852
Series 2018-4 Class A, 2.99% 12/15/23	4,429,000	4,442,587
AmeriCredit Automobile Receivables Trust:
Series 2015-3 Class A3, 1.54% 3/9/20	292,610	292,533
Series 2016-1 Class A3, 1.81% 10/8/20	713,877	712,597
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	5,727,000	5,639,328
Series 2017-A2 Class A2, 1.84% 1/17/23	5,206,000	5,100,113
Series 2018-A1 Class A1, 2.7% 7/17/23	5,564,000	5,531,490
Series 2018-A2 Class A2, 3% 9/15/23	4,470,000	4,481,468
BMW Vehicle Lease Trust Series 2016-2 Class A2, 1.25% 1/22/19	63,890	63,846
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	2,637,000	2,612,349
Series 2018-1A Class A3, 3.088% 11/19/21 (a)	3,722,000	3,724,574
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	3,170,000	3,113,835
Series 2016-A3 Class A3, 1.34% 4/15/22	5,600,000	5,525,367
Series 2016-A4 Class A4, 1.33% 6/15/22	4,623,000	4,546,474
Series 2017-A4 Class A4, 1.99% 7/17/23	6,525,000	6,402,634
Series 2018-A1 Class A1, 3.01% 2/15/24	2,949,000	2,948,184
Carmax Auto Owner Trust:
Series 2015-1 Class A3, 1.38% 11/15/19	239,062	238,772
Series 2015-2 Class A3, 1.37% 3/16/20	767,770	765,604
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	3,980,000	3,928,153
Series 2017-4 Class A3, 2.15% 10/17/22	1,871,000	1,845,479
Carmax Auto Owner Trust 2018-2 Series 2018-1 Class A3, 2.98% 1/17/23	2,409,000	2,414,106
Chase Issuance Trust:
Series 2016-A2 Class A, 1.37% 6/15/21	5,577,000	5,508,886
Series 2016-A5 Class A5, 1.27% 7/15/21	5,590,000	5,505,713
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,532,502	3,497,290
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	91,592	91,576
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	1,225,000	1,218,127
Series 2016-A1 Class A1, 1.75% 11/19/21	5,671,000	5,588,858
Series 2017-A8 Class A8, 1.86% 8/8/22	6,400,000	6,257,049
Series 2017-A9 Class A9, 1.8% 9/20/21	4,564,000	4,511,805
Series 2018-A1 Class A1, 2.539% 1/20/23	5,575,000	5,519,384
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	1,688,270	1,684,124
CNH Equipment Trust Series 2018-A Class A3, 3.23% 7/17/23	4,051,000	4,050,130
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	701,847	701,316
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.7131% 3/25/32 (b)(c)	1,524	1,628
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/34 (b)(c)	103,055	95,299
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,542,000	1,526,752
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	402,000	397,408
Series 2016-A4 Class A4, 1.39% 3/15/22	4,638,000	4,559,926
Series 2017-A6 Class A6, 1.88% 2/15/23	3,507,000	3,440,135
DLL Securitization Trust Series 2017-A Class A3, 2.14% 12/15/21 (a)	3,640,000	3,591,565
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,201,165	1,195,945
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	5,932,599	5,900,993
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	3,591,615	3,567,271
Fannie Mae Series 2004-T5 Class AB1, 1 month U.S. LIBOR + 0.250% 2.3715% 5/28/35 (b)(c)	203,724	197,659
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	2,804,000	2,765,994
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	689,534	689,758
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,041,000	11,970,765
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,421,000	6,359,609
Series 2017-A Class A3, 1.67% 6/15/21	4,131,000	4,082,134
Series 2018-A Class A3, 3.03% 11/15/22	4,398,000	4,397,289
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	9,501,000	9,397,432
Series 2016-3 Class A1, 1.55% 7/15/21	2,394,000	2,362,444
Series 2017-2 Class A1, 2.16% 9/15/22	4,540,000	4,467,716
Series 2018-1 Class A1, 2.95% 5/15/21	4,500,000	4,491,626
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,380,000	3,353,413
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	3,688,000	3,687,578
Series 2018-2 Class A2, 3.25% 3/15/23 (a)	4,242,000	4,250,029
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.5971% 6/25/34 (b)(c)	31,676	31,717
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	3,749,000	3,712,229
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	2,013,419	2,002,264
Hyundai Auto Lease Securitization Trust Series 2017-A Class A2A, 1.56% 7/15/19 (a)	2,073,507	2,070,375
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	102,565	102,272
Series 2016-A Class A3, 1.56% 9/15/20	1,018,923	1,013,500
Series 2018-A Class A3, 2.79% 7/15/22	2,817,000	2,813,823
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,163,000	2,148,228
John Deere Owner Trust Series 2018-A Class A3, 2.72% 4/18/22	4,248,000	4,229,883
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (b)(c)	157,000	115,666
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.15% 8/15/22 (a)	5,585,000	5,600,357
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	3,758,000	3,738,321
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	3,732,086	3,698,910
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.1938% 5/16/22 (a)(b)(c)	10,000,000	10,000,000
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	3,562,539	3,562,536
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.3771% 3/25/66 (a)(b)(c)	1,304,060	1,306,486
Nissan Auto Receivables Trust Series 2016-C Class A3, 1.18% 1/15/21	4,139,000	4,093,137
Nissan Master Owner Trust Receivables:
Series 2016-A Class A2, 1.54% 6/15/21	3,639,000	3,595,077
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.3487% 4/18/22 (b)(c)	3,000,000	3,011,283
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.750% 2.5103% 10/30/45 (b)(c)	456,551	453,626
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (b)(c)	336,368	336,645
Prosper Marketplace Issuance T 3.11% 6/17/24 (a)	4,645,086	4,645,911
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.54% 11/15/23 (a)	1,895,045	1,887,551
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.58% 1/20/21 (a)	4,414,000	4,369,978
Series 2018-A Class A3, 2.93% 5/20/21 (a)	3,746,000	3,740,940
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	1,942,897	1,932,241
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	7,567,000	7,524,175
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	2,711,000	2,673,861
SLM Private Credit Student Loan Trust:
Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (b)(c)	25,572	25,568
Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 2.9945% 9/15/33 (b)(c)	314,267	314,165
Synchrony Credit Card Master Note Trust:
Series 2015-3 class A, 1.74% 9/15/21	3,500,000	3,492,759
Series 2016-1 Class A, 2.04% 3/15/22	1,700,000	1,693,200
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (b)(c)	133,221	131,294
Tesla Auto Lease Trust Series 2018-A Class A, 2.62% 12/20/19 (a)	3,302,638	3,292,442
Toyota Auto Receivables Owner Trust Series 2016-B Class A3, 1.3% 4/15/20	1,209,735	1,203,063
Toyota Auto Receivables Trust Series 2016-C Class A3, 1.14% 8/17/20	2,081,507	2,064,098
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	3,963,000	3,934,759
Series 2016-2A Class A, 1.68% 5/20/21 (a)	4,642,000	4,596,398
Series 2017-1A Class A, 2.06% 9/20/21 (a)	6,000,000	5,941,461
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	4,580,000	4,511,798
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	321,446	321,225
TOTAL ASSET-BACKED SECURITIES
(Cost $339,018,869)		336,185,627

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6288% 5/27/35 (a)(b)	770,984	769,833
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (b)(c)	52,686	51,881
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	3,136	3,104

TOTAL PRIVATE SPONSOR		824,818

U.S. Government Agency - 0.0%
Fannie Mae sequential payer Series 2001-40 Class Z, 6% 8/25/31	117,164	127,288
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	593,718	620,014

TOTAL U.S. GOVERNMENT AGENCY		747,302

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,615,026)		1,572,120

Commercial Mortgage Securities - 3.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8369% 2/14/43 (b)(d)	36,722	289
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,697,890	1,668,140
Bayview Commercial Asset Trust:
floater:
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (a)(b)(c)	492,759	462,254
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (a)(b)(c)	17,690	13,806
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (a)(b)(c)	157,038	146,333
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (a)(b)(c)	45,076	41,658
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (a)(b)(c)	59,743	54,730
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (a)(b)(c)	33,153	30,485
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (a)(b)(c)	33,153	26,624
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (a)(b)(c)	33,666	25,878
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (a)(b)(c)	282,034	261,875
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (a)(b)(c)	50,309	49,481
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (a)(b)(c)	47,153	46,082
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (a)(b)(c)	63,903	59,711
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (a)(b)(c)	48,131	44,144
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (a)(b)(c)	51,626	46,346
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (a)(b)(c)	83,773	72,193
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (a)(b)(c)	131,390	109,829
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (a)(b)(c)	49,505	46,768
Series 2007-4A Class A2, 1 month U.S. LIBOR + 0.550% 2.4471% 9/25/37 (a)(b)(c)	647,835	458,302
Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(d)(e)	4,559,129	0
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.9687% 10/15/32 (a)(b)(c)	3,236,000	3,239,977
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.6869% 7/15/32 (a)(b)(c)	3,306,000	3,309,100
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.7469% 7/15/32 (a)(b)(c)	3,141,000	3,169,565
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	3,355,000	3,341,126
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	1,344,782	1,321,776
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	953,435	937,311
Freddie Mac Series K707 Class A1, 1.615% 9/25/18	24,237	24,174
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.327% 12/15/34 (a)(b)(c)	1,150,918	1,150,917
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	5,343,000	5,599,014
Class A3, 3.482% 1/10/45	2,375,030	2,404,630
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	8,223,682	8,298,621
Series 2014-GC18 Class AAB, 3.648% 1/10/47	56,000	56,906
Series 2016-GS4 Class A1, 1.532% 11/10/49	457,206	447,636
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	2,775,000	2,778,016
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,931,000	1,951,854
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.4943% 12/15/49	8,333,123	8,111,877
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,595,820	1,611,352
Series 2012-C6 Class A/S, 4.1166% 5/15/45	4,915,295	5,021,306
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	10,844	10,934
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,585,097	2,543,569
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.3469% 10/15/33 (a)(b)(c)	1,607,000	1,611,023
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.6969% 9/15/28 (a)(b)(c)	840,214	842,600
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,463,014	1,434,988
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	1,062,397	1,035,630
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (a)(b)(c)	3,665,078	3,682,883
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.5469% 11/15/26 (a)(b)(c)	4,617,000	4,617,000
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,703,875
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 3.2687% 6/15/29 (a)(b)(c)	2,587,000	2,590,298
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	424,485	424,045
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,273,135	1,249,290
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 1.944% 12/15/49	1,025,540	1,009,572
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2012-C9 Class ASB, 2.445% 11/15/45	1,050,292	1,037,792
Series 2013-C12 Class ASB, 2.838% 3/15/48	471,069	469,420
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,016,000	1,036,360
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,250,000	1,268,611
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $85,057,974)		84,007,976

Municipal Securities - 0.4%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	3,150,000	3,211,299
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	5,975,000	5,889,259
TOTAL MUNICIPAL SECURITIES
(Cost $9,183,381)		9,100,558

Foreign Government and Government Agency Obligations - 0.5%
Alberta Province 1.9% 12/6/19	$7,500,000	$7,413,825
Ontario Province 1.25% 6/17/19	3,360,000	3,315,346
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,840,805)		10,729,171

Bank Notes - 2.9%
Capital One NA 1.85% 9/13/19	3,000,000	2,957,957
Citibank NA 2.1% 6/12/20	5,500,000	5,406,383
Citizens Bank NA:
2.25% 10/30/20	$5,661,000	$5,534,882
2.3% 12/3/18	1,601,000	1,598,254
Fifth Third Bank 2.375% 4/25/19	7,000,000	6,983,012
KeyBank NA 2.5% 12/15/19	1,749,000	1,738,489
PNC Bank NA:
1.7% 12/7/18	11,000,000	10,953,131
2.45% 11/5/20	5,000,000	4,925,231
Regions Financial Corp. 2.25% 9/14/18	500,000	499,468
Svenska Handelsbanken AB 3.35% 5/24/21	8,000,000	8,032,979
Wells Fargo Bank NA:
2.15% 12/6/19	10,165,000	10,047,853
2.6% 1/15/21	5,500,000	5,415,107
TOTAL BANK NOTES
(Cost $64,711,042)		64,092,746

Commercial Paper - 0.9%
Catholic Health Initiatives 2.8% 7/13/18	14,922,000	14,886,977
Sempra Global 2.4% 8/20/18	5,000,000	4,971,392
TOTAL COMMERCIAL PAPER
(Cost $19,846,588)		19,858,369
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 1.76% (f)
(Cost $16,627,999)	16,624,737	16,628,062
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,250,667,161)		2,225,808,923
NET OTHER ASSETS (LIABILITIES) - 0.5%		12,235,240
NET ASSETS - 100%		$2,238,044,163

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $386,090,756 or 17.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196,812
Total	$196,812

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,418,520,294	$--	$1,418,520,294	$--
U.S. Government and Government Agency Obligations	257,367,873	--	257,367,873	--
U.S. Government Agency - Mortgage Securities	7,746,127	--	7,746,127	--
Asset-Backed Securities	336,185,627	--	336,185,627	--
Collateralized Mortgage Obligations	1,572,120	--	1,572,120	--
Commercial Mortgage Securities	84,007,976	--	84,007,976	0
Municipal Securities	9,100,558	--	9,100,558	--
Foreign Government and Government Agency Obligations	10,729,171	--	10,729,171	--
Bank Notes	64,092,746	--	64,092,746	--
Commercial Paper	19,858,369	--	19,858,369	--
Money Market Funds	16,628,062	16,628,062	--	--
Total Investments in Securities:	$2,225,808,923	$16,628,062	$2,209,180,861	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Government Money Market Fund

May 31, 2018

GVM-QTLY-0718
1.9868904.102

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 11.6%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bills
6/14/18 to 11/23/18	1.47 to 2.10 (b)%	$1,147,314,000	$1,141,613,856
U.S. Treasury Notes
6/30/18 to 10/31/19	1.69 to 2.07 (c)	203,000,000	202,945,543
TOTAL U.S. TREASURY DEBT
(Cost $1,344,559,399)			1,344,559,399

U.S. Government Agency Debt - 36.2%
Federal Agencies - 36.2%
Federal Farm Credit Bank
6/11/18 to 5/6/19	1.83 to 2.08 (c)(d)	26,000,000	26,002,691
Federal Home Loan Bank
6/1/18 to 7/11/19	1.48 to 2.21 (c)(e)	4,174,450,000	4,171,677,796
Freddie Mac
6/22/18	1.75	1,000,000	999,598
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,198,680,085)			4,198,680,085

U.S. Government Agency Repurchase Agreement - 13.4%
	Maturity Amount	Value
In a joint trading account at 1.79% dated 5/31/18 due 6/1/18 (Collateralized by (U.S. Government Obligations)) #	$517,593,762	$517,568,000
With:
Barclays Bank PLC at:
1.72%, dated 5/25/18 due 6/1/18
(Collateralized by U.S. Government Obligations valued at $32,650,917, 3.00% - 6.00%, 3/1/31 - 3/1/48)	32,010,702	32,000,000
(Collateralized by U.S. Government Obligations valued at $16,325,458, 3.50% - 4.00%, 3/1/45 - 1/1/48)	16,005,351	16,000,000
1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Government Obligations valued at $32,643,137, 2.50% - 6.00%, 11/1/25 - 11/1/47)	32,010,764	32,000,000
1.79%, dated 5/31/18 due:
6/1/18 (Collateralized by U.S. Government Obligations valued at $16,320,812, 3.50% - 4.50%, 8/1/26 - 9/1/47)	16,000,796	16,000,000
6/7/18 (Collateralized by U.S. Government Obligations valued at $13,260,660, 3.00% - 4.00%, 10/1/25 - 9/1/47)	13,004,525	13,000,000
BMO Capital Markets Corp. at 1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $6,120,305, 1.58% - 4.00%, 8/1/20 - 7/20/46)	6,000,298	6,000,000
BMO Harris Bank NA at 1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $6,120,305, 0.88% - 5.00%, 8/5/19 - 5/1/48)	6,000,298	6,000,000
BNP Paribas, SA at:
1.94%, dated 5/25/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $24,559,231, 0.00% - 4.00%, 4/30/19 - 2/15/47)	24,121,573	24,000,000
1.95%, dated:
5/18/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $8,204,920, 0.00% - 6.63%, 6/12/19 - 7/1/47)	8,039,433	8,000,000
5/21/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $8,199,829, 0.00% - 6.00%, 1/15/26 - 2/1/48)	8,039,433	8,000,000
5/23/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,904,800, 0.00% - 6.63%, 7/15/21 - 2/15/48)	44,214,500	44,000,000
Citibank NA at:
1.74%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,169,346, 0.00% - 3.75%, 8/15/18 - 2/15/47)	8,002,707	8,000,000
1.75%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $48,973,443, 0.00% - 8.50%, 10/31/18 - 4/20/46)	48,016,333	48,000,000
Credit Suisse AG, New York at 1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $16,481,921, 0.00%, 8/15/29 - 8/15/39)	16,000,800	16,000,000
HSBC Securities, Inc. at 1.77%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $107,659,408, 2.38% - 4.38%, 4/15/21 - 5/15/47)	105,036,138	105,000,000
ING Financial Markets LLC at:
1.73%, dated 5/25/18 due 6/1/18
(Collateralized by U.S. Government Obligations valued at $10,263,637, 4.00%, 7/25/39 - 1/1/44)	10,003,364	10,000,000
(Collateralized by U.S. Government Obligations valued at $6,122,067, 4.00%, 7/25/39 - 1/1/44)	6,002,018	6,000,000
1.75%, dated:
4/11/18 due 6/14/18 (Collateralized by U.S. Government Obligations valued at $15,337,932, 4.00%, 1/1/42 - 1/1/46)	15,046,667	15,000,000
4/12/18 due 6/15/18 (Collateralized by U.S. Government Obligations valued at $12,387,992, 2.24% - 4.00%, 1/1/44 - 5/16/53)	12,037,333	12,000,000
1.76%, dated 4/2/18 due 6/4/18 (Collateralized by U.S. Government Obligations valued at $10,329,841, 2.24% - 4.00%, 7/25/39 - 5/16/53)	10,030,800	10,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.74%, dated 4/2/18 due 6/4/18 (Collateralized by U.S. Government Obligations valued at $45,010,608, 0.00%, 5/15/30)	44,133,980	44,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.81%, dated 5/8/18 due:
7/6/18 (Collateralized by U.S. Government Obligations valued at $21,445,847, 2.41% - 5.00%, 8/1/19 - 5/20/48)	21,062,294	21,000,000
7/9/18 (Collateralized by U.S. Government Obligations valued at $18,382,155, 2.88% - 4.50%, 4/1/24 - 5/1/48)	18,056,110	18,000,000
1.84%, dated 5/14/18 due:
7/13/18 (Collateralized by U.S. Government Obligations valued at $27,565,337, 0.00% - 4.50%, 7/1/24 - 6/1/48)	27,082,800	27,000,000
7/16/18 (Collateralized by U.S. Government Obligations valued at $22,460,645, 0.00% - 4.87%, 7/1/24 - 5/1/48)	22,070,840	22,000,000
1.85%, dated:
5/15/18 due 7/16/18 (Collateralized by U.S. Government Obligations valued at $8,167,129, 0.00% - 6.00%, 3/1/19 - 9/15/58)	8,025,489	8,000,000
5/16/18 due 7/17/18 (Collateralized by U.S. Government Obligations valued at $16,333,419, 2.33% - 4.50%, 7/1/24 - 5/1/48)	16,050,978	16,000,000
1.86%, dated 5/18/18 due 7/20/18 (Collateralized by U.S. Government Obligations valued at $21,435,494, 2.16% - 4.50%, 3/1/24 - 5/1/48)	21,068,355	21,000,000
1.89%, dated 5/23/18 due 7/23/18 (Collateralized by U.S. Government Obligations valued at $16,327,712, 2.88% - 4.50%, 7/1/24 - 5/15/59)	16,051,240	16,000,000
MUFG Securities (Canada), Ltd. at 1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $1,020,071, 2.00% - 3.50%, 6/30/24 - 4/20/48)	1,000,050	1,000,000
Nomura Securities International, Inc. at 1.74%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Government Obligations valued at $172,411,068, 1.38% - 9.00%, 10/1/18 - 5/20/68)	169,057,178	169,000,000
RBC Dominion Securities at 1.72%, dated 5/3/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $18,385,668, 0.13% - 4.63%, 4/15/20 - 2/15/48)	18,024,940	18,000,000
RBC Financial Group at:
1.7%, dated:
4/5/18 due 6/4/18 (Collateralized by U.S. Government Obligations valued at $11,250,201, 2.94% - 4.50%, 10/1/27 - 1/1/57)	11,031,167	11,000,000
4/6/18 due 6/5/18 (Collateralized by U.S. Government Obligations valued at $26,590,755, 2.38% - 4.50%, 1/1/27 - 1/1/57)	26,073,667	26,000,000
1.73%, dated 4/2/18 due 6/1/18 (Collateralized by U.S. Government Obligations valued at $8,183,528, 2.38% - 4.50%, 1/1/27 - 1/1/57)	8,023,067	8,000,000
1.86%, dated 5/9/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $43,928,730, 2.29% - 5.00%, 11/1/25 - 1/1/57)	43,135,522	43,000,000
1.88%, dated 4/30/18 due 6/7/18 (Collateralized by U.S. Government Obligations valued at $24,520,909, 2.50% - 4.50%, 4/1/26 - 4/1/48)	24,114,053	24,000,000
Societe Generale at 1.74%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $109,613,501, 0.88% - 3.75%, 11/15/18 - 2/15/44)	107,036,202	107,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,552,568,000)		1,552,568,000

U.S. Treasury Repurchase Agreement - 39.3%
With:
Barclays Bank PLC at:
1.72%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $30,602,960, 0.00% - 2.25%, 7/19/18 - 11/15/27)	30,010,033	30,000,000
1.78%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,260,705, 1.00% - 2.75%, 11/30/18 - 2/15/19)	13,004,499	13,000,000
BMO Harris Bank NA at:
1.7%, dated 4/13/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,424,399, 3.13%, 8/15/44)	14,040,328	14,000,000
1.72%, dated:
4/26/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,341,535, 1.38%, 12/15/19)	14,032,776	14,000,000
5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $22,548,092, 1.88%, 2/28/22)	22,014,716	22,000,000
1.73%, dated:
4/2/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $27,890,920, 3.13% - 3.88%, 8/15/40 - 8/15/44)	27,083,040	27,000,000
5/10/18 due 6/7/18 ((Collateralized by U.S. Treasury Obligations valued at $15,382,152, 3.63%, 2/15/20 - 8/15/43)	15,025,229	15,000,000
1.76%, dated 5/18/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,326,354, 2.25%, 1/31/24)	15,022,733	15,000,000
1.77%, dated 5/18/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,200,900, 2.25%, 2/15/27)	7,011,358	7,000,000
1.8%, dated 4/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,431,941, 2.50%, 2/15/46)	14,053,200	14,000,000
1.82%, dated:
4/17/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,270,610, 2.75%, 2/15/19)	10,043,983	10,000,000
4/19/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,189,427, 2.75%, 2/15/19)	7,030,081	7,000,000
4/30/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $11,282,938, 1.38%, 9/30/18)	11,037,259	11,000,000
5/2/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,363,965, 2.00%, 2/15/22)	15,046,258	15,000,000
1.83%, dated 5/2/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,243,282, 1.38%, 4/30/21)	8,026,433	8,000,000
1.84%, dated:
4/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,311,293, 3.75%, 8/15/41)	8,037,209	8,000,000
4/23/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,194,652, 1.88% - 2.75%, 2/15/19 - 4/30/22)	6,026,987	6,000,000
1.85%, dated 5/11/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,176,775, 4.00%, 8/15/18)	7,021,943	7,000,000
1.88%, dated 5/16/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,184,942, 2.00%, 2/15/22)	7,022,664	7,000,000
1.95%, dated 5/24/18 due 6/7/18
(Collateralized by U.S. Treasury Obligations valued at $22,429,303, 1.63% - 3.13%, 2/15/26 - 8/15/44)	22,108,442	22,000,000
(Collateralized by U.S. Treasury Obligations valued at $7,192,953, 1.63%, 7/31/20)	7,034,504	7,000,000
BNP Paribas, SA at:
1.7%, dated 4/12/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $28,905,948, 2.75% - 6.00%, 5/31/25 - 8/15/47)	28,080,656	28,000,000
1.71%, dated 4/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,608,031, 0.00% - 5.25%, 7/12/18 - 5/15/47)	27,079,515	27,000,000
1.72%, dated:
4/4/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $27,616,426, 0.00% - 9.00%, 7/12/18 - 8/15/44)	27,079,980	27,000,000
5/9/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,316,863, 0.00% - 6.88%, 1/31/19 - 8/15/42)	15,021,500	15,000,000
5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $47,944,630, 1.13% - 2.75%, 2/28/19 - 8/15/25)	47,015,719	47,000,000
1.73%, dated:
4/2/18 due 6/4/18 (Collateralized by U.S. Treasury Obligations valued at $27,793,380, 0.00% - 9.00%, 9/27/18 - 2/15/47)	27,081,743	27,000,000
5/8/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,328,235, 0.00% - 5.25%, 7/12/18 - 8/15/42)	15,021,625	15,000,000
5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $29,901,422, 2.75% - 5.25%, 11/15/28 - 11/15/45)	29,048,776	29,000,000
5/11/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,928,599, 0.88% - 8.50%, 2/28/19 - 8/15/45)	44,067,662	44,000,000
1.75%, dated 3/15/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,514,111, 0.00% - 5.25%, 7/12/18 - 11/15/47)	53,231,875	53,000,000
1.77%, dated 3/16/18 due 6/7/18(Collateralized by U.S. Treasury Obligations valued at $13,366,763, 1.13% - 7.50%, 7/31/21 - 11/15/46)	13,057,525	13,000,000
1.8%, dated 4/27/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $42,914,988, 0.00% - 8.50%, 7/12/18 - 8/15/42)	42,128,100	42,000,000
1.82%, dated 5/2/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,431,121, 1.63% - 5.25%, 2/15/26 - 8/15/41)	14,043,174	14,000,000
1.84%, dated:
5/7/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,937,407, 0.00% - 8.50%, 6/21/18 - 8/15/44)	44,141,680	44,000,000
5/8/18 due 6/7/18( Collateralized by U.S. Treasury Obligations valued at $38,154,344, 2.13% - 5.25%, 3/31/24 - 8/15/41)	37,119,140	37,000,000
1.85%, dated 5/9/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,318,149, 1.86% - 5.25%, 4/30/20 - 11/15/47)	15,048,563	15,000,000
1.86%, dated 4/26/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $28,626,405, 0.00% - 3.13%, 9/27/18 - 8/15/44)	28,130,200	28,000,000
1.87%, dated 5/15/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,313,519, 0.00% - 8.75%, 10/18/18 - 8/15/42)	15,042,854	15,000,000
1.88%, dated:
5/14/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $52,303,984, 0.00% - 8.50%, 7/12/18 - 8/15/41)	51,178,443	51,000,000
5/15/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,991,344, 0.00% - 6.50%, 10/18/18 - 11/15/46)	44,142,462	44,000,000
1.89%, dated:
5/15/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,313,748, 1.44% - 5.50%, 1/31/20 - 11/15/42)	15,051,975	15,000,000
5/17/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $29,891,686, 2.50% - 5.25%, 2/28/23 - 2/15/47)	29,095,918	29,000,000
1.94%, dated:
5/18/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,311,715, 1.44% - 8.50%, 1/31/20 - 11/15/42)	15,073,558	15,000,000
5/21/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $29,601,016, 0.00% - 7.50%, 9/27/18 - 11/15/44)	29,142,213	29,000,000
1.95%, dated 5/22/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $29,596,077, 1.44% - 6.63%, 1/31/20 - 5/15/39)	29,147,658	29,000,000
Commerz Markets LLC at:
1.74%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $22,442,254, 0.00% - 7.13%, 10/11/18 - 8/15/27)	22,007,443	22,000,000
1.75%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $22,443,333, 0.00% - 4.50%, 10/11/18 - 5/15/38)	22,007,486	22,000,000
1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $154,027,721, 0.00% - 2.75%, 10/11/18 - 8/15/27)	151,007,550	151,000,000
1.81%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,762,001, 1.38% - 2.75%, 9/30/19 - 2/15/46)	36,012,670	36,000,000
Credit AG at 1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $30,603,027, 1.50%, 12/31/18)	30,010,092	30,000,000
Credit Suisse AG, New York at 1.78%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $68,472,102, 1.50% - 3.13%, 1/31/21 - 2/15/43)	67,003,313	67,000,000
Deutsche Bank AG at:
1.78%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $20,401,503, 1.13% - 8.88%, 10/31/18 - 11/15/46)	20,006,922	20,000,000
1.79%, dated 5/31/18 due 6/1/18(Collateralized by U.S. Treasury Obligations valued at $53,042,683, 1.63% - 2.13%, 6/30/21 - 4/30/23)	52,002,586	52,000,000
Deutsche Bank Securities, Inc. at:
1.74%, dated 5/29/18 due 6/5/18 (Collateralized by U.S. Treasury Obligations valued at $22,443,322, 2.00%, 11/15/26)	22,007,443	22,000,000
1.78%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $20,401,102, 2.00%, 11/15/26)	20,006,922	20,000,000
1.79%, dated 5/31/18 due 6/1/18(Collateralized by U.S. Treasury Obligations valued at $25,501,307, 2.00%, 11/15/26)	25,001,243	25,000,000
1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $16,320,882, 2.00%, 11/15/26)	16,000,800	16,000,000
DNB Bank ASA at 1.78%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $115,265,737, 1.75% - 2.50%, 3/31/22 - 8/15/23)	113,005,587	113,000,000
Fixed Income Clearing Corp. - BNYM at:
1.78%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $572,220,094, 1.25% - 2.13%, 3/31/19 - 8/31/20)	561,027,738	561,000,000
1.79%, dated 5/31/18 due 6/1/18
(Collateralized by U.S. Treasury Obligations valued at $40,800,002, 1.63%, 10/31/23)	40,001,989	40,000,000
(Collateralized by U.S. Treasury Obligations valued at $116,280,020, 1.38%, 8/31/23)	114,005,668	114,000,000
(Collateralized by U.S. Treasury Obligations valued at $80,580,088, 1.88%, 9/30/22)	79,003,928	79,000,000
Goldman Sachs & Co. at 1.72%, dated 5/25/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $29,589,952, 0.00%, 9/13/18)	29,009,699	29,000,000
HSBC Securities, Inc. at:
1.77%, dated 5/31/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,882,717, 1.38% - 6.13%, 11/30/18 - 11/15/27)	44,015,143	44,000,000
1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $22,486,527, 1.00%, 11/15/19)	22,001,094	22,000,000
ING Financial Markets LLC at:
1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $9,180,990, 1.88% - 6.25%, 4/30/20 - 5/15/48)	9,003,028	9,000,000
1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $39,110,519, 2.13% - 3.75%, 1/31/21 - 11/15/43)	38,001,889	38,000,000
Lloyds Bank PLC at:
1.74%, dated:
3/12/18 due 6/20/18 (Collateralized by U.S. Treasury Obligations valued at $19,456,039, 1.38% - 6.75%, 9/15/20 - 11/15/27)	19,091,833	19,000,000
3/15/18 due:
6/13/18 (Collateralized by U.S. Treasury Obligations valued at $13,316,591, 2.13% - 2.25%, 8/15/21 - 11/15/24)	13,056,550	13,000,000
6/15/18 (Collateralized by U.S. Treasury Obligations valued at $13,361,436, 2.63% - 7.50%, 11/15/20 - 8/15/26)	13,057,807	13,000,000
1.84%, dated 4/16/18 due 7/18/18 (Collateralized by U.S. Treasury Obligations valued at $17,381,398, 1.13% - 2.63%, 11/15/20 - 8/31/21)	17,080,807	17,000,000
1.85%, dated 3/21/18 due 6/21/18 (Collateralized by U.S. Treasury Obligations valued at $27,756,645, 2.63% - 6.75%, 11/15/20 - 8/15/26)	27,127,650	27,000,000
1.91%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $7,143,080, 1.00% - 6.00%, 11/30/19 - 2/15/26)	7,034,168	7,000,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,336,052, 1.50%, 4/15/20)	14,078,400	14,000,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $7,175,009, 2.25% - 6.75%, 11/15/20 - 8/15/26)	7,041,656	7,000,000
1.98%, dated 5/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $31,604,027, 1.88%, 5/31/22)	31,185,845	31,000,000
2%, dated 5/29/18 due 9/19/18 (Collateralized by U.S. Treasury Obligations valued at $18,373,643, 1.25%, 3/31/19)	18,113,000	18,000,000
Mizuho Securities U.S.A., Inc. at:
1.78%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $133,677,693, 2.13% - 2.25%, 2/29/24 - 11/15/24)	131,006,477	131,000,000
1.81%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $14,280,035, 2.25%, 1/31/24)	14,000,704	14,000,000
MUFG Securities (Canada), Ltd. at 1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $58,142,908, 1.88% - 3.63%, 2/15/21 - 11/15/26)	57,002,834	57,000,000
MUFG Securities EMEA PLC at:
1.72%, dated:
5/25/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $21,411,525, 2.75%, 2/28/25)	21,012,040	21,000,000
5/30/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,202,313, 2.50%, 2/15/46)	7,005,017	7,000,000
1.73%, dated:
5/9/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,368,031, 2.63%, 11/15/20)	18,028,545	18,000,000
5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $16,374,562, 2.63%, 11/15/20)	16,024,604	16,000,000
5/11/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $12,283,772, 1.25% - 2.63%, 2/29/20 - 11/15/20)	12,016,147	12,000,000
1.74%, dated 5/17/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $4,140,600, 2.75%, 2/28/25)	4,004,060	4,000,000
1.78%, dated 5/22/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,255,950, 2.75%, 2/28/25)	13,017,998	13,000,000
1.8%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $11,463,792, 8.75%, 8/15/20)	11,000,550	11,000,000
1.84%, dated:
5/29/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,063,488, 2.00% - 2.13%, 11/30/24 - 8/15/25)	3,004,753	3,000,000
5/30/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $4,134,094, 2.38% - 2.50%, 5/15/27 - 2/15/45)	4,006,133	4,000,000
1.85%, dated 5/4/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,075,155, 0.75%, 7/15/19)	3,010,638	3,000,000
1.86%, dated 5/9/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,095,711, 1.25% - 3.00%, 2/29/20 - 5/15/47)	3,010,695	3,000,000
1.88%, dated 5/11/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,101,347, 1.25% - 2.25%, 2/29/20 - 11/15/27)	5,019,061	5,000,000
1.91%, dated 5/22/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $4,084,834, 1.38%, 12/15/19)	4,013,158	4,000,000
Natixis SA at:
1.73%, dated 5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $118,540,972, 0.00% - 8.50%, 11/8/18 - 2/15/43)	116,178,382	116,000,000
1.95%, dated 5/23/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $60,209,391, 0.00% - 3.63%, 11/8/18 - 2/15/25)	59,294,017	59,000,000
Nomura Securities International, Inc. at 1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $224,619,890, 0.00% - 4.50%, 7/15/18 - 2/15/47)	220,074,006	220,000,000
Norinchukin Bank at:
1.83%, dated:
3/20/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,169,926, 2.63%, 11/15/20)	7,028,111	7,000,000
3/21/18 due 6/8/18 (Collateralized by U.S. Treasury Obligations valued at $8,194,201, 2.63%, 11/15/20)	8,032,127	8,000,000
4/5/18 due 7/2/18(Collateralized by U.S. Treasury Obligations valued at $7,164,905, 2.63%, 11/15/20)	7,031,313	7,000,000
1.84%, dated 4/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $14,319,768, 2.63%, 11/15/20)	14,062,253	14,000,000
1.85%, dated 4/18/18 due 7/12/18 (Collateralized by U.S. Treasury Obligations valued at $7,159,884, 2.63%, 11/15/20)	7,030,576	7,000,000
1.87%, dated 4/19/18 due 7/11/18 (Collateralized by U.S. Treasury Obligations valued at $7,159,884, 2.63%, 11/15/20)	7,030,180	7,000,000
1.9%, dated:
4/23/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $14,309,726, 2.63%, 11/15/20)	14,067,239	14,000,000
4/24/18 due 7/24/18 (Collateralized by U.S. Treasury Obligations valued at $14,309,726, 2.63%, 11/15/20)	14,067,239	14,000,000
1.91%, dated 4/25/18 due 7/25/18 (Collateralized by U.S. Treasury Obligations valued at $21,463,098, 1.50%, 8/15/26)	21,101,389	21,000,000
1.94%, dated 5/16/18 due 7/17/18 (Collateralized by U.S. Treasury Obligations valued at $15,313,168, 1.50% - 2.63%, 11/15/20 - 8/15/26)	15,050,117	15,000,000
1.95%, dated 5/23/18 due 7/19/18 (Collateralized by U.S. Treasury Obligations valued at $12,246,113, 2.63%, 11/15/20)	12,037,050	12,000,000
RBC Dominion Securities at:
1.72%, dated 5/1/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $21,451,916, 1.38% - 4.63%, 5/31/21 - 2/15/48)	21,031,103	21,000,000
1.76%, dated 5/17/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,402,434, 1.25% - 2.88%, 2/28/20 - 11/15/47)	15,023,467	15,000,000
1.81%, dated 5/24/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,306,227, 1.50% - 3.00%, 12/31/19 - 2/15/48)	15,024,888	15,000,000
1.82%, dated 5/4/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,193,102, 1.25% - 3.13%, 2/28/20 - 2/15/48)	9,028,210	9,000,000
1.83%, dated 5/3/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $16,344,192, 1.38% - 4.63%, 5/31/20 - 2/15/48)	16,048,800	16,000,000
1.85%, dated:
5/10/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,317,444, 1.25% - 3.13%, 11/30/20 - 2/15/48)	15,046,250	15,000,000
5/30/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,201,054, 2.00% - 2.63%, 9/30/20 - 5/15/21)	10,016,958	10,000,000
1.88%, dated 5/2/18 due 6/7/18 (Collateralized by U.S. Treasury Obligations valued at $21,453,704, 1.38% - 4.63%, 9/30/20 - 8/15/45)	21,100,893	21,000,000
RBS Securities, Inc. at 1.73%, dated 5/30/18 due 6/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,222,758, 1.50%, 7/15/20)	11,003,700	11,000,000
SMBC Nikko Securities America, Inc. at 1.79%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,599,111, 0.00%, 6/28/18 - 8/30/18)	280,013,922	280,000,000
Societe Generale at:
1.74%, dated 4/11/18 due 6/11/18 (Collateralized by U.S. Treasury Obligations valued at $27,635,529, 0.00% - 9.00%, 7/31/18 - 5/15/47)	27,079,605	27,000,000
1.75%, dated:
5/9/18 due 6/11/18 (Collateralized by U.S. Treasury Obligations valued at $14,374,541, 0.00% - 4.50%, 8/16/18 - 8/15/44)	14,022,458	14,000,000
5/11/18 due 6/12/18 (Collateralized by U.S. Treasury Obligations valued at $44,207,866, 0.00% - 3.13%, 7/31/18 - 5/15/47)	43,066,889	43,000,000
5/14/18 due 6/14/18 (Collateralized by U.S. Treasury Obligations valued at $14,352,744, 0.00% - 8.88%, 2/15/19 - 11/15/45)	14,021,097	14,000,000
1.78%, dated 5/31/18 due 6/7/18
(Collateralized by U.S. Treasury Obligations valued at $34,681,718, 1.63%, 3/15/20)	34,011,768	34,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,180,484, 1.75%, 11/30/21)	9,003,115	9,000,000
TD Securities (U.S.A.) at 1.78%, dated 5/31/18 due 6/1/18 (Collateralized by U.S. Treasury Obligations valued at $466,109,081, 2.88% - 4.50%, 5/15/38 - 8/15/45)	453,022,398	453,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,563,000,000)		4,563,000,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $11,658,807,484)		11,658,807,484
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(56,450,848)
NET ASSETS - 100%		$11,602,356,636

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $4,991,028 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $5,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$517,568,000 due 6/01/18 at 1.79%
BNP Paribas, S.A.	$78,252,072
BNY Mellon Capital Markets LLC	12,319,572
Bank of America NA	48,446,716
Citibank NA	30,798,929
Credit Agricole CIB New York Branch	79,214,846
HSBC Securities (USA), Inc.	15,399,465
ING Financial Markets LLC	12,319,572
J.P. Morgan Securities, Inc.	75,087,790
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,699,732
Mizuho Securities USA, Inc.	63,137,805
Wells Fargo Securities LLC	94,891,501
$517,568,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ U.S. Bond Index Fund

May 31, 2018

ZUB-QTLY-0718
1.9881608.101

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.2%
Ford Motor Co. 5.291% 12/8/46	$62,000	$59,552
General Motors Co. 6.75% 4/1/46	155,000	176,464
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	68,113
4.375% 9/25/21	214,000	219,129
		523,258
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	233,607
4.3% 2/21/48	30,000	29,332
Northwestern University 3.868% 12/1/48	120,000	123,108
		386,047
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 4.45% 3/1/47	153,000	153,750
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
2.8% 8/22/24 (a)	117,000	113,247
4.05% 8/22/47 (a)	228,000	227,044
		340,291
Media - 1.3%
21st Century Fox America, Inc. 3.7% 10/15/25	434,000	428,432
CBS Corp. 4% 1/15/26	176,000	172,017
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.75% 4/1/48	150,000	146,368
Comcast Corp.:
1.625% 1/15/22	1,030,000	972,182
6.95% 8/15/37	207,000	265,936
Discovery Communications LLC 3.25% 4/1/23	176,000	171,667
Time Warner, Inc. 3.6% 7/15/25	219,000	211,196
Walt Disney Co. 4.125% 6/1/44	192,000	191,034
		2,558,832
Multiline Retail - 0.2%
Dollar Tree, Inc. 3.7% 5/15/23	210,000	209,246
Nordstrom, Inc. 4% 3/15/27	110,000	105,027
Target Corp. 3.9% 11/15/47	50,000	46,888
		361,161
Specialty Retail - 0.6%
Home Depot, Inc. 2% 4/1/21	1,202,000	1,175,676
Lowe's Companies, Inc. 4.05% 5/3/47	132,000	127,972
		1,303,648

TOTAL CONSUMER DISCRETIONARY		5,626,987

CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	310,294
Anheuser-Busch InBev Worldwide, Inc. 4.6% 4/15/48	377,000	375,719
Constellation Brands, Inc. 3.6% 2/15/28	132,000	126,243
Molson Coors Brewing Co. 3% 7/15/26	254,000	231,138
PepsiCo, Inc.:
2.25% 5/2/22	632,000	612,621
3% 10/15/27	100,000	95,304
		1,751,319
Food& Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	184,243
Walmart, Inc. 5.625% 4/15/41	169,000	209,981
		394,224
Food Products - 0.2%
General Mills, Inc. 4.2% 4/17/28	200,000	197,401
H.J. Heinz Co.:
3% 6/1/26	100,000	90,952
4.375% 6/1/46	80,000	70,978
		359,331
Tobacco - 0.6%
Altria Group, Inc. 3.875% 9/16/46	204,000	181,496
Bat Capital Corp.:
3.222% 8/15/24 (a)	200,000	191,001
4.54% 8/15/47 (a)	128,000	120,982
Philip Morris International, Inc. 2.125% 5/10/23	820,000	771,422
		1,264,901

TOTAL CONSUMER STAPLES		3,769,775

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp. 6.6% 3/15/46	50,000	62,017
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	104,845
BP Capital Markets PLC 2.52% 9/19/22	550,000	533,167
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	148,961
4.95% 6/1/47	40,000	42,324
Chevron Corp. 2.954% 5/16/26	231,000	221,889
ConocoPhillips Co. 4.95% 3/15/26	366,000	394,348
Devon Energy Corp. 5% 6/15/45	65,000	68,049
Ecopetrol SA:
7.375% 9/18/43	60,000	67,425
7.625% 7/23/19	220,000	229,878
Enbridge, Inc. 3.5% 6/10/24	164,000	159,337
Energy Transfer Partners LP 5.3% 4/15/47	50,000	46,141
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	823,535
3.95% 2/15/27	214,000	213,806
Exxon Mobil Corp. 2.222% 3/1/21	794,000	782,333
Kinder Morgan, Inc.:
5.05% 2/15/46	50,000	48,422
5.2% 3/1/48	144,000	142,104
Magellan Midstream Partners LP 5% 3/1/26	147,000	157,082
MPLX LP 4.7% 4/15/48	226,000	216,584
Noble Energy, Inc. 4.95% 8/15/47	100,000	103,301
ONEOK Partners LP 3.2% 9/15/18	165,000	165,224
ONEOK, Inc. 4% 7/13/27	80,000	78,076
Petroleos Mexicanos:
5.35% 2/12/28 (a)	100,000	93,900
5.5% 6/27/44	70,000	58,478
6.35% 2/12/48 (a)	290,000	263,900
Phillips 66 Co. 3.9% 3/15/28	90,000	89,316
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	174,353
Shell International Finance BV 1.75% 9/12/21	1,227,000	1,182,196
Spectra Energy Partners LP 4.75% 3/15/24	151,000	155,382
Statoil ASA 2.9% 11/8/20	250,000	250,564
Suncor Energy, Inc. 4% 11/15/47	114,000	109,068
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	74,796
Total Capital International SA 3.75% 4/10/24	165,000	167,351
TransCanada PipeLines Ltd. 4.875% 5/15/48	80,000	82,088
Valero Energy Corp. 4.35% 6/1/28	70,000	70,859
Williams Partners LP:
3.35% 8/15/22	190,000	186,510
3.75% 6/15/27	250,000	236,529
		8,004,138
FINANCIALS - 7.8%
Banks - 4.1%
Asian Development Bank 2.5% 11/2/27	20,000	19,145
Bank of America Corp.:
2.625% 4/19/21	1,404,000	1,381,542
3.419% 12/20/28 (b)	445,000	420,418
Barclays PLC 4.375% 1/12/26	210,000	204,245
BB&T Corp. 2.75% 4/1/22	80,000	78,328
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	200,000	188,391
3.2% 10/21/26	80,000	74,624
4.75% 5/18/46	208,000	202,427
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	500,000	495,953
Discover Bank 3.35% 2/6/23	250,000	245,248
Fifth Third Bancorp 3.95% 3/14/28	50,000	49,590
HSBC Holdings PLC:
2.65% 1/5/22	289,000	280,381
4.375% 11/23/26	400,000	394,392
Japan Bank International Cooperation 2.375% 11/16/22	400,000	387,253
JPMorgan Chase & Co.:
2.7% 5/18/23	470,000	450,904
2.95% 10/1/26	120,000	111,692
5.6% 7/15/41	325,000	376,586
Lloyds Bank PLC 3% 1/11/22	600,000	586,601
Mitsubishi UFJ Financial Group, Inc. 3.961% 3/2/28	100,000	100,458
National Australia Bank Ltd. 2.875% 4/12/23	250,000	243,403
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	244,462
Rabobank Nederland 3.75% 7/21/26	250,000	235,357
Regions Financial Corp. 2.75% 8/14/22	101,000	97,805
Royal Bank of Canada 4.65% 1/27/26	210,000	214,707
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	60,000	58,069
Sumitomo Mitsui Financial Group, Inc. 3.102% 1/17/23	288,000	282,456
Wells Fargo & Co.:
3% 10/23/26	50,000	46,398
4.75% 12/7/46	328,000	324,861
Westpac Banking Corp.:
2.75% 1/11/23	306,000	296,216
3.65% 5/15/23	160,000	160,231
		8,252,143
Capital Markets - 1.6%
Bank New York Mellon Corp. 3.5% 4/28/23	50,000	50,145
BlackRock, Inc. 4.25% 5/24/21	152,000	157,473
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	95,064
4.1% 1/13/26	154,000	142,985
Goldman Sachs Group, Inc.:
3.85% 1/26/27	910,000	881,182
5.25% 7/27/21	393,000	414,472
Morgan Stanley:
3.125% 1/23/23	795,000	777,100
3.625% 1/20/27	100,000	96,498
4.375% 1/22/47	130,000	126,755
5.75% 1/25/21	369,000	391,798
		3,133,472
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	401,000	388,240
4.5% 5/15/21	163,000	166,718
American Express Co.:
2.5% 8/1/22	150,000	144,113
3.4% 2/27/23	50,000	49,694
Capital One Financial Corp.:
3.2% 1/30/23	80,000	77,928
3.8% 1/31/28	404,000	384,407
Ford Motor Credit Co. LLC 5.875% 8/2/21	221,000	235,266
Synchrony Financial 3% 8/15/19	169,000	168,956
Toyota Motor Credit Corp. 2.15% 9/8/22	100,000	95,987
		1,711,309
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	89,170
Broadcom Corp./Broadcom Cayman LP 3% 1/15/22	167,000	162,885
GE Capital International Funding Co. 4.418% 11/15/35	200,000	191,555
International Finance Corp. 2.25% 1/25/21	50,000	49,465
KfW:
2.375% 12/29/22	815,000	797,192
2.5% 11/20/24	280,000	271,720
		1,561,987
Insurance - 0.4%
ACE INA Holdings, Inc. 4.35% 11/3/45	74,000	76,546
American International Group, Inc.:
3.3% 3/1/21	320,000	320,564
4.5% 7/16/44	115,000	107,922
Hartford Financial Services Group, Inc. 4.4% 3/15/48	30,000	29,569
Marsh & McLennan Companies, Inc. 4.2% 3/1/48	40,000	38,878
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	69,695
4.418% 3/27/48	100,000	100,708
The Travelers Companies, Inc. 4.05% 3/7/48	74,000	72,189
		816,071

TOTAL FINANCIALS		15,474,982

HEALTH CARE - 1.9%
Biotechnology - 0.2%
AbbVie, Inc. 4.45% 5/14/46	70,000	67,138
Amgen, Inc.:
3.2% 11/2/27	70,000	65,510
4.663% 6/15/51	100,000	99,574
Celgene Corp. 4.55% 2/20/48	94,000	87,096
Gilead Sciences, Inc.:
4.15% 3/1/47	112,000	107,844
4.75% 3/1/46	50,000	51,704
		478,866
Health Care Equipment & Supplies - 0.1%
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	98,106
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	168,098
		266,204
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	148,048
4.368% 6/15/47	30,000	27,109
CVS Health Corp.:
2.875% 6/1/26	60,000	54,936
3.7% 3/9/23	50,000	49,857
4.78% 3/25/38	352,000	349,162
5.05% 3/25/48	100,000	102,024
Express Scripts Holding Co. 4.8% 7/15/46	20,000	19,287
UnitedHealth Group, Inc. 4.75% 7/15/45	182,000	197,955
WellPoint, Inc. 3.125% 5/15/22	140,000	138,101
		1,086,479
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	173,000	176,543
Pharmaceuticals - 0.9%
Actavis Funding SCS 4.75% 3/15/45	100,000	96,069
Johnson & Johnson 3.4% 1/15/38	238,000	225,488
Merck & Co., Inc. 3.7% 2/10/45	212,000	203,327
Mylan N.V. 5.2% 4/15/48 (a)	74,000	71,364
Novartis Capital Corp. 2.4% 5/17/22	560,000	546,165
Pfizer, Inc. 4% 12/15/36	190,000	192,307
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	407,563
Zoetis, Inc. 3% 9/12/27	50,000	46,309
		1,788,592

TOTAL HEALTH CARE		3,796,684

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
General Dynamics Corp. 3.75% 5/15/28	100,000	100,636
Lockheed Martin Corp. 4.09% 9/15/52	79,000	75,110
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	94,406
4.03% 10/15/47	128,000	120,025
Rockwell Collins, Inc. 4.35% 4/15/47	100,000	96,488
United Technologies Corp. 3.75% 11/1/46	100,000	87,594
		574,259
Air Freight & Logistics - 0.1%
FedEx Corp. 4.05% 2/15/48	80,000	73,086
United Parcel Service, Inc. 6.2% 1/15/38	134,000	170,007
		243,093
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 3.95% 5/15/28	200,000	198,711
Machinery - 0.4%
Caterpillar Financial Services Corp. 2.55% 11/29/22	518,000	503,053
John Deere Capital Corp. 2.8% 3/6/23	270,000	264,261
		767,314
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC 4.05% 6/15/48	182,000	178,293
CSX Corp. 4.3% 3/1/48	150,000	145,404
Norfolk Southern Corp. 3.95% 10/1/42	185,000	175,732
		499,429
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 6/1/21	166,000	165,384

TOTAL INDUSTRIALS		2,448,190

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.5%
Cisco Systems, Inc. 1.85% 9/20/21	940,000	907,145
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	211,000	214,725
8.35% 7/15/46 (a)	62,000	75,143
		289,868
IT Services - 0.4%
Apple, Inc. 4.5% 2/23/36	110,000	119,763
IBM Corp. 4.7% 2/19/46	204,000	224,583
Visa, Inc. 2.15% 9/15/22	480,000	462,085
		806,431
Semiconductors & Semiconductor Equipment - 0.0%
Applied Materials, Inc. 4.35% 4/1/47	90,000	91,856
Software - 1.1%
Microsoft Corp.:
2.4% 2/6/22	1,602,000	1,572,581
4.25% 2/6/47	150,000	158,502
Oracle Corp. 4% 11/15/47	388,000	378,742
		2,109,825
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
2.4% 1/13/23	1,242,000	1,204,404
3.75% 11/13/47	40,000	38,089
Xerox Corp. 4.5% 5/15/21	160,000	162,451
		1,404,944

TOTAL INFORMATION TECHNOLOGY		5,610,069

MATERIALS - 0.7%
Chemicals - 0.5%
LYB International Finance BV 4% 7/15/23	153,000	154,508
LYB International Finance II BV 3.5% 3/2/27	290,000	274,303
Monsanto Co. 2.85% 4/15/25	177,000	163,960
Sherwin-Williams Co. 4.5% 6/1/47	100,000	97,752
The Dow Chemical Co. 8.55% 5/15/19	168,000	176,726
The Mosaic Co. 4.05% 11/15/27	40,000	38,031
		905,280
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	170,595
Vale Overseas Ltd. 5.875% 6/10/21	179,000	188,666
		359,261

TOTAL MATERIALS		1,264,541

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 3.6% 1/15/28	70,000	65,636
Boston Properties, Inc. 4.125% 5/15/21	165,000	168,546
Corporate Office Properties LP 3.6% 5/15/23	80,000	78,014
Kimco Realty Corp. 2.8% 10/1/26	216,000	191,827
Simon Property Group LP 4.25% 11/30/46	116,000	112,963
Welltower, Inc. 4.25% 4/15/28	174,000	170,187
		787,173
Real Estate Management & Development - 0.2%
Ventas Realty LP:
3.125% 6/15/23	163,000	158,332
4% 3/1/28	184,000	178,196
		336,528

TOTAL REAL ESTATE		1,123,701

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.4% 5/15/25	424,000	403,866
4.9% 8/15/37 (a)	480,000	467,568
5.15% 2/15/50 (a)	60,000	58,100
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	105,391
Verizon Communications, Inc.:
5.012% 8/21/54	214,000	203,975
5.5% 3/16/47	342,000	360,068
		1,598,968
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 2.9% 11/15/26	90,000	82,950
Vodafone Group PLC:
3.75% 1/16/24	300,000	298,393
4.375% 5/30/28	160,000	158,704
		540,047

TOTAL TELECOMMUNICATION SERVICES		2,139,015

UTILITIES - 1.6%
Electric Utilities - 1.2%
Commonwealth Edison Co. 4% 3/1/48	208,000	206,700
Duke Energy Carolinas LLC 4% 9/30/42	179,000	177,915
Duke Energy Corp. 3.15% 8/15/27	352,000	328,331
Exelon Corp. 3.95% 6/15/25	163,000	162,051
Florida Power & Light Co. 4.05% 10/1/44	170,000	171,657
Mid-American Energy Co. 3.95% 8/1/47	100,000	98,510
Pacific Gas & Electric Co. 3.95% 12/1/47	100,000	89,045
Southern Co. 3.25% 7/1/26	685,000	645,327
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	89,790
3.8% 9/15/47	60,000	56,206
Xcel Energy, Inc. 3.35% 12/1/26	316,000	304,906
		2,330,438
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	250,000	239,032
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	27,976
Consolidated Edison Co. of New York, Inc. 4.5% 5/15/58	120,000	122,083
NiSource Finance Corp. 3.49% 5/15/27	392,000	376,241
Sempra Energy 4% 2/1/48	136,000	125,146
		890,478

TOTAL UTILITIES		3,220,916

TOTAL NONCONVERTIBLE BONDS
(Cost $53,079,468)		52,478,998

U.S. Government and Government Agency Obligations - 42.0%
U.S. Government Agency Obligations - 1.7%
Fannie Mae:
1% 8/28/19	$460,000	$452,509
1.125% 7/20/18	200,000	199,785
2% 10/5/22	190,000	184,286
2.375% 1/19/23	655,000	644,223
Federal Home Loan Bank 2% 9/9/22	200,000	194,096
Freddie Mac:
1.375% 5/1/20	1,170,000	1,146,618
1.75% 5/30/19	450,000	447,679
Tennessee Valley Authority:
2.875% 2/1/27	145,000	141,808
4.25% 9/15/65	50,000	56,683

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,467,687

U.S. Treasury Obligations - 40.3%
U.S. Treasury Bonds:
2.5% 2/15/45	193,000	174,786
2.75% 8/15/47	47,000	44,527
2.75% 11/15/47	683,000	646,929
2.875% 11/15/46	407,000	395,696
3% 2/15/47	260,000	259,157
3% 5/15/47	80,000	79,666
3% 2/15/48	360,000	358,650
3.75% 11/15/43	6,283,000	7,104,699
4.375% 2/15/38	270,000	328,219
4.375% 5/15/41	2,278,000	2,803,631
4.5% 5/15/38	200,000	247,273
5% 5/15/37	1,496,000	1,949,300
U.S. Treasury Notes:
0.75% 2/15/19	190,000	188,063
1% 3/15/19	420,000	415,997
1.125% 2/28/19	3,120,000	3,094,772
1.25% 6/30/19	4,183,000	4,136,922
1.375% 9/15/20	6,829,000	6,662,543
1.375% 9/30/20	6,674,000	6,507,411
1.5% 4/15/20	70,000	68,821
1.5% 5/15/20	370,000	363,467
1.5% 6/15/20	50,000	49,078
1.5% 7/15/20	670,000	656,888
1.5% 8/15/20	250,000	244,824
1.625% 6/30/19	4,851,000	4,816,512
1.625% 3/15/20	3,800,000	3,747,898
1.625% 10/15/20	70,000	68,611
1.625% 2/15/26	4,123,000	3,779,792
1.75% 11/15/20	220,000	216,090
1.75% 5/31/22	130,000	125,602
1.875% 12/15/20	720,000	708,834
1.875% 2/28/22	1,840,000	1,790,550
1.875% 3/31/22	1,271,000	1,235,899
1.875% 8/31/24	150,000	142,406
2% 1/31/20	215,000	213,623
2% 1/15/21	761,000	751,012
2% 11/30/22	552,000	536,540
2% 5/31/24	5,318,000	5,095,516
2% 6/30/24	210,000	201,042
2.125% 12/31/22	210,000	205,029
2.125% 2/29/24	1,678,000	1,622,941
2.125% 3/31/24	320,000	309,250
2.125% 11/30/24	320,000	307,513
2.25% 3/31/20	880,000	877,388
2.25% 2/15/21	1,180,000	1,171,519
2.25% 12/31/23	4,153,000	4,049,499
2.25% 12/31/24	30,000	29,040
2.25% 2/15/27	794,000	756,874
2.375% 4/30/20	520,000	519,492
2.375% 3/15/21	530,000	527,661
2.375% 4/15/21	1,385,000	1,378,562
2.375% 1/31/23	270,000	266,425
2.375% 5/15/27	3,163,000	3,043,152
2.5% 5/31/20	350,000	350,492
2.5% 3/31/23	100,000	99,168
2.5% 1/31/25	410,000	403,017
2.625% 5/15/21	1,570,000	1,573,373
2.75% 4/30/23	910,000	912,559
2.75% 2/28/25	280,000	279,355
2.75% 2/15/28	23,000	22,783
2.875% 4/30/25	830,000	834,215
2.875% 5/15/28	350,000	350,697

TOTAL U.S. TREASURY OBLIGATIONS		80,101,250

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $83,804,829)		83,568,937

U.S. Government Agency - Mortgage Securities - 28.4%
Fannie Mae - 20.2%
2.5% 11/1/31 to 2/1/47	3,309,168	3,210,517
2.5% 6/1/33 (d)	100,000	97,336
3% 10/1/30 to 6/1/48	11,219,309	10,954,601
3% 6/1/33 (d)	100,000	99,422
3% 6/1/48 (d)	200,000	193,859
3% 6/1/48 (d)	200,000	193,859
3.5% 8/1/30 to 2/1/48	10,833,783	10,816,837
3.5% 6/1/33 (d)	700,000	709,352
3.5% 6/1/33 (d)	100,000	101,336
3.5% 6/1/48 (d)	300,000	298,991
3.5% 6/1/48 (d)	200,000	199,327
4% 8/1/26 to 4/1/48	7,035,825	7,194,409
4% 6/1/48 (d)	200,000	204,325
4% 6/1/48 (d)	400,000	408,651
4.5% 2/1/47	718,207	754,480
4.5% 6/1/48 (d)	450,000	469,704
4.5% 6/1/48 (d)	1,150,000	1,200,355
4.5% 6/1/48 (d)	200,000	208,757
4.5% 7/1/48 (d)	950,000	990,002
5% 11/1/44	294,575	315,449
5% 6/1/48 (d)	500,000	529,805
5.5% 10/1/23 to 9/1/40	389,859	424,206
5.5% 6/1/48 (d)	600,000	644,719
5.5% 6/1/48 (d)	100,000	107,453

TOTAL FANNIE MAE		40,327,752

Freddie Mac - 0.1%
3.5% 11/1/45	187,435	187,691
Ginnie Mae - 8.1%
2.5% 3/20/47 to 10/20/47	155,654	148,072
3% 9/20/46 to 4/20/48	4,365,242	4,278,894
3.5% 4/20/46 to 2/20/48	5,951,779	5,988,651
3.5% 6/1/48 (d)	400,000	401,906
3.5% 6/1/48 (d)	200,000	200,953
3.5% 7/1/48 (d)	200,000	200,703
4% 12/20/45 to 3/20/48	2,715,026	2,792,023
4% 6/1/48 (d)	200,000	205,219
4.5% 6/20/45 to 1/20/47	663,484	694,464
4.5% 6/1/48 (d)	400,000	416,031
4.5% 6/1/48 (d)	100,000	104,008
5% 11/20/45 to 10/20/47	433,321	456,548
5.5% 12/20/44 to 10/20/46	173,554	188,377

TOTAL GINNIE MAE		16,075,849

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $56,978,551)		56,591,292

Asset-Backed Securities - 0.1%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$100,000	$98,151
Discover Card Master Trust Series 2018-A1 Class A1, NULL 3.03% 8/15/25	100,000	99,650
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.36% 3/15/25	50,000	49,990
TOTAL ASSET-BACKED SECURITIES
(Cost $249,972)		247,791

Commercial Mortgage Securities - 1.3%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	30,000	29,916
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	490,779
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	469,065
COMM Mortgage Trust:
sequential payer Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	51,616
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	198,520
Freddie Mac:
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	59,511
Series K064 Class A2, 3.224% 3/25/27	250,000	247,911
Series K730 Class A2, 3.59% 1/25/25	50,000	51,395
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	340,000	338,495
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	51,042
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.31% 8/15/46 (b)	160,000	166,476
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	366,010
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,549,013)		2,520,736

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2018, 3.5% 4/1/28	$175,000	$173,987
7.55% 4/1/39	70,000	104,251
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	152,867
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	174,874
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	197,686
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	175,843
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	82,394
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	192,198
TOTAL MUNICIPAL SECURITIES
(Cost $1,252,398)		1,254,100

Foreign Government and Government Agency Obligations - 1.5%
Canadian Government 2% 11/15/22	$155,000	$149,994
Chilean Republic 3.35% 2/2/28	200,000	191,600
Colombian Republic:
8.125% 5/21/24	275,000	331,375
11.75% 2/25/20	220,000	250,360
Hungarian Republic 7.625% 3/29/41	60,000	83,182
Manitoba Province 1.75% 5/30/19	130,000	129,024
Ontario Province 2.4% 2/8/22	100,000	97,760
Panamanian Republic 6.7% 1/26/36	70,000	86,100
Peruvian Republic 6.55% 3/14/37	150,000	187,875
Philippine Republic:
3% 2/1/28	200,000	186,320
9.5% 2/2/30	70,000	102,717
Polish Government 5% 3/23/22	130,000	136,949
United Mexican States:
3.5% 1/21/21	595,000	593,215
3.625% 3/15/22	150,000	149,855
3.75% 1/11/28	200,000	187,700
5.55% 1/21/45	50,000	51,450
Uruguay Republic 4.975% 4/20/55	110,000	104,577
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,075,037)		3,020,053

Supranational Obligations - 0.7%
Asian Development Bank 1.75% 9/13/22	83,000	79,374
European Investment Bank:
2% 12/15/22	118,000	113,528
2.25% 8/15/22	685,000	668,296
Inter-American Development Bank 4.375% 1/24/44	190,000	225,913
International Bank for Reconstruction & Development 1.875% 10/27/26	320,000	292,891
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,379,139)		1,380,002

Bank Notes - 0.2%
Bank of Nova Scotia 2.45% 9/19/22
(Cost $361,437)	374,000	360,574
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.76% (e)
(Cost $6,091,685)	6,090,467	6,091,685
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $208,821,529)		207,514,168
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(8,561,358)
NET ASSETS - 100%		$198,952,810

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4.5% 6/1/48	$(950,000)	$(991,598)
Ginnie Mae
3.5% 6/1/48	(200,000)	(200,953)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,192,532)		$(1,192,551)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,896,974 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,767
Total	$68,767

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$52,478,998	$--	$52,478,998	$--
U.S. Government and Government Agency Obligations	83,568,937	--	83,568,937	--
U.S. Government Agency - Mortgage Securities	56,591,292	--	56,591,292	--
Asset-Backed Securities	247,791	--	247,791	--
Commercial Mortgage Securities	2,520,736	--	2,520,736	--
Municipal Securities	1,254,100	--	1,254,100	--
Foreign Government and Government Agency Obligations	3,020,053	--	3,020,053	--
Supranational Obligations	1,380,002	--	1,380,002	--
Bank Notes	360,574	--	360,574	--
Money Market Funds	6,091,685	6,091,685	--	--
Total Investments in Securities:	$207,514,168	$6,091,685	$201,422,483	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,192,551)	$--	$(1,192,551)	$--
Total Other Financial Instruments:	$(1,192,551)	$--	$(1,192,551)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Short-Term Bond Fund

May 31, 2018

ZSB-QTLY-0718
1.9881600.101

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 2.1%
American Honda Finance Corp. 2% 2/14/20	$50,000	$49,299
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	17,000	16,757
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	6,935
3.15% 1/15/20	50,000	50,030
		123,021
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	8,916
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	6,878
Media - 2.9%
CBS Corp. 2.3% 8/15/19	50,000	49,592
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	50,000	50,102
Comcast Corp. 5.15% 3/1/20	50,000	51,830
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 2.9118% 9/20/19 (b)(c)	8,000	8,039
Time Warner Cable, Inc. 6.75% 7/1/18	9,000	9,025
		168,588

TOTAL CONSUMER DISCRETIONARY		307,403

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
PepsiCo, Inc. 1.35% 10/4/19	50,000	49,193
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000	9,892
Food Products - 0.4%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.8928% 4/16/21 (b)(c)	10,000	10,020
3.2% 4/16/21	2,000	1,996
Tyson Foods, Inc. 3 month U.S. LIBOR + 0.450% 2.7681% 5/30/19 (b)(c)	9,000	9,020
		21,036
Tobacco - 0.8%
Bat Capital Corp. 2.297% 8/14/20 (a)	50,000	48,991

TOTAL CONSUMER STAPLES		129,112

ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
BP Capital Markets PLC:
1.768% 9/19/19	10,000	9,879
2.315% 2/13/20	50,000	49,580
Cenovus Energy, Inc. 3% 8/15/22	3,000	2,881
Enterprise Products Operating LP 2.55% 10/15/19	50,000	49,670
EOG Resources, Inc. 2.45% 4/1/20	10,000	9,937
EQT Corp. 2.5% 10/1/20	5,000	4,897
Kinder Morgan Energy Partners LP 2.65% 2/1/19	25,000	24,919
Petroleos Mexicanos 5.375% 3/13/22	20,000	20,498
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	8,873
Shell International Finance BV 2.125% 5/11/20	50,000	49,417
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,243
TransCanada PipeLines Ltd. 2.125% 11/15/19	10,000	9,886
Western Gas Partners LP 5.375% 6/1/21	10,000	10,402
		258,082
FINANCIALS - 16.9%
Banks - 8.5%
Bank of America Corp. 2.65% 4/1/19	100,000	100,000
Bank of Montreal 2.1% 12/12/19	50,000	49,468
Citigroup, Inc. 2.4% 2/18/20	75,000	74,240
JPMorgan Chase & Co. 2.25% 1/23/20	100,000	98,871
Regions Financial Corp. 2.75% 8/14/22	8,000	7,747
Royal Bank of Canada:
1.5% 7/29/19	50,000	49,368
2.15% 10/26/20	10,000	9,784
SunTrust Bank 2.25% 1/31/20	9,000	8,903
The Toronto-Dominion Bank 2.25% 11/5/19	50,000	49,718
Westpac Banking Corp. 2.15% 3/6/20	50,000	49,302
		497,401
Capital Markets - 4.6%
Cboe Global Markets, Inc. 1.95% 6/28/19	9,000	8,915
Deutsche Bank AG 2.7% 7/13/20	10,000	9,793
Deutsche Bank AG London Branch 2.85% 5/10/19	25,000	24,771
Goldman Sachs Group, Inc. 2% 4/25/19	75,000	74,513
IntercontinentalExchange, Inc. 2.5% 10/15/18	50,000	50,001
Moody's Corp. 2.75% 7/15/19	3,000	2,995
Morgan Stanley 2.65% 1/27/20	100,000	99,398
		270,386
Consumer Finance - 2.1%
American Express Credit Corp. 2.2% 3/3/20	50,000	49,370
Capital One Financial Corp. 2.5% 5/12/20	20,000	19,742
Synchrony Financial 3% 8/15/19	5,000	4,999
Toyota Motor Credit Corp. 1.95% 4/17/20	50,000	49,241
		123,352
Diversified Financial Services - 0.0%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	2,000	1,992
Insurance - 1.7%
American International Group, Inc. 2.3% 7/16/19	50,000	49,694
Prudential Financial, Inc. 2.35% 8/15/19	50,000	49,790
		99,484

TOTAL FINANCIALS		992,615

HEALTH CARE - 5.4%
Biotechnology - 1.0%
AbbVie, Inc. 2.5% 5/14/20	10,000	9,908
Amgen, Inc. 2.2% 5/22/19	50,000	49,754
		59,662
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories:
2.35% 11/22/19	7,000	6,960
2.9% 11/30/21	10,000	9,883
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9436% 12/29/20 (b)(c)	13,000	13,033
2.404% 6/5/20	20,000	19,653
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9275% 3/19/21 (b)(c)	8,000	8,019
		57,548
Health Care Providers & Services - 2.0%
Anthem, Inc. 2.5% 11/21/20	10,000	9,849
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.7773% 3/9/21 (b)(c)	10,000	10,065
2.8% 7/20/20	25,000	24,822
3.35% 3/9/21	58,000	58,112
Express Scripts Holding Co.:
2.6% 11/30/20	2,000	1,964
4.75% 11/15/21	4,000	4,147
Humana, Inc. 2.5% 12/15/20	10,000	9,846
		118,805
Pharmaceuticals - 1.4%
Actavis Funding SCS 3% 3/12/20	25,000	24,872
GlaxoSmithKline Capital PLC 3.125% 5/14/21	20,000	20,048
Mylan NV 2.5% 6/7/19	25,000	24,837
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	10,000	9,184
		78,941

TOTAL HEALTH CARE		314,956

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	10,000	9,783
Airlines - 0.3%
Delta Air Lines, Inc.:
2.875% 3/13/20	10,000	9,943
3.4% 4/19/21	9,000	9,011
		18,954
Industrial Conglomerates - 0.9%
Roper Technologies, Inc. 2.05% 10/1/18	50,000	49,939
Machinery - 0.8%
John Deere Capital Corp. 1.95% 1/8/19	50,000	49,815
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/20	5,000	4,910
2.5% 3/1/21	6,000	5,869
International Lease Finance Corp. 5.875% 8/15/22	25,000	26,758
		37,537

TOTAL INDUSTRIALS		166,028

INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.8%
Cisco Systems, Inc. 2.45% 6/15/20	50,000	49,776
Electronic Equipment & Components - 2.0%
Amphenol Corp. 2.2% 4/1/20	16,000	15,798
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	50,000	50,192
Tyco Electronics Group SA 2.375% 12/17/18	50,000	49,947
		115,937
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	8,000	7,982
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co. 2.85% 10/5/18	50,000	50,046

TOTAL INFORMATION TECHNOLOGY		223,741

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,000	5,995
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.4% 10/1/20	7,000	7,023
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 2.3% 3/11/19	50,000	49,834
Verizon Communications, Inc. 2.946% 3/15/22	8,000	7,858
		57,692
UTILITIES - 5.0%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	5,870
Edison International 2.125% 4/15/20	30,000	29,469
Eversource Energy 2.5% 3/15/21	9,000	8,868
Exelon Corp. 3.497% 6/1/22 (b)	20,000	19,814
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.6431% 11/6/20 (b)(c)	25,000	25,001
ITC Holdings Corp. 2.7% 11/15/22 (a)	6,000	5,820
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.9416% 3/27/20 (b)(c)	3,000	3,001
Southern Co. 1.85% 7/1/19	10,000	9,893
		107,736
Independent Power and Renewable Electricity Producers - 0.9%
Emera U.S. Finance LP 2.15% 6/15/19	50,000	49,474
Multi-Utilities - 2.3%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,000	9,813
Dominion Resources, Inc. 1.6% 8/15/19	50,000	49,166
Sempra Energy 2.4% 2/1/20	25,000	24,719
Wisconsin Energy Corp. 2.45% 6/15/20	50,000	49,349
		133,047

TOTAL UTILITIES		290,257

TOTAL NONCONVERTIBLE BONDS
(Cost $2,780,967)		2,752,904

U.S. Treasury Obligations - 33.7%
U.S. Treasury Notes:
1.625% 7/31/20	$200,000	$196,492
1.75% 12/31/20	450,000	441,404
1.75% 11/30/21	325,000	315,669
2% 12/31/21	450,000	440,438
3.625% 8/15/19	570,000	578,793
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,984,944)		1,972,796

Asset-Backed Securities - 10.0%
Ally Auto Receivables Trust Series 2017-2 Class A2, 1.49% 11/15/19	$9,568	$9,552
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	10,000	9,929
Series 2018-2 Class A, 3.29% 5/15/23	10,000	10,000
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	100,000	98,151
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	12,000	11,816
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	9,797
Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	9,942
Series 2018-A2 Class A2, 3% 9/15/23	10,000	10,026
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3.088% 11/19/21 (a)	10,000	10,007
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	6,876
Series 2017-A1 Class A1, 2% 1/17/23	13,000	12,830
Series 2017-A4 Class A4, 1.99% 7/17/23	16,000	15,700
Series 2018-A1 Class A1, 3.01% 2/15/24	8,000	7,998
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	5,000	4,929
Series 2017-4 Class A3, 2.15% 10/17/22	5,000	4,932
Carmax Auto Owner Trust 2018-2 Series 2018-1 Class A3, 2.98% 1/17/23	6,000	6,013
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3, 1.92% 4/7/22	100,000	98,429
CNH Equipment Trust Series 2018-A Class A3, 3.23% 7/17/23	10,000	9,998
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	6,000	5,919
Ford Credit Auto Owner Trust Series 2018-A Class A3, 3.03% 11/15/22	10,000	9,998
Ford Credit Floorplan Master Owner Trust:
Series 2016-3 Class A1, 1.55% 7/15/21	35,000	34,539
Series 2017-2 Class A1, 2.16% 9/15/22	10,000	9,841
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.88% 12/16/21 (a)	9,000	8,865
GM Financial Securitized Term Automobile Recievables Trust 2.39% 7/18/22	5,000	4,944
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	9,000	8,912
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	7,000	6,992
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	9,000	8,953
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	45,724	45,301
Santander Retail Auto Lease Trust Series 2018-A Class A3, 2.93% 5/20/21 (a)	9,000	8,988
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	8,000	7,955
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	6,000	5,918
Tesla Auto Lease Trust Series 2018-A Class A, 2.62% 12/20/19 (a)	7,463	7,440
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	10,000	10,027
USAA Auto Owner Trust Series 2017-1 Class A3, 1.79% 5/17/21	3,000	2,970
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	50,000	49,325
TOTAL ASSET-BACKED SECURITIES
(Cost $589,827)		583,812

Commercial Mortgage Securities - 2.6%
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A1, 2.031% 4/14/50	42,783	42,138
COMM Mortgage Trust sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	10,000	9,959
Series 2014-CR18 Class ASB, 3.452% 7/15/47	12,000	12,119
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.6469% 7/15/32 (a)(b)(c)	10,000	10,006
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,087
Series 2017-GS8 Class A1, 2.159% 11/10/50	9,795	9,612
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	48,414	48,237
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	10,000	10,149
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $155,810)		152,307

Municipal Securities - 0.2%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	14,785

Bank Notes - 0.8%
Bank of Nova Scotia 1.95% 1/15/19
(Cost $50,048)	50,000	49,794
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 1.76% (d)
(Cost $291,483)	291,425	291,483
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $5,868,079)		5,817,881
NET OTHER ASSETS (LIABILITIES) - 0.7%		39,485
NET ASSETS - 100%		$5,857,366

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $198,818 or 3.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,100
Total	$1,100

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,752,904	$--	$2,752,904	$--
U.S. Government and Government Agency Obligations	1,972,796	--	1,972,796	--
Asset-Backed Securities	583,812	--	583,812	--
Commercial Mortgage Securities	152,307	--	152,307	--
Municipal Securities	14,785	--	14,785	--
Bank Notes	49,794	--	49,794	--
Money Market Funds	291,483	291,483	--	--
Total Investments in Securities:	$5,817,881	$291,483	$5,526,398	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Index Fund

May 31, 2018

SDX-QTLY-0718
1.9884841.100

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.4%
American Honda Finance Corp. 1.95% 7/20/20	$50,000	$49,001
General Motors Financial Co., Inc.:
3.15% 6/30/22	30,000	29,256
3.25% 1/5/23	50,000	48,652
4.25% 5/15/23	70,000	70,885
		197,794
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	46,000	45,569
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 2.625% 1/15/22	53,000	52,301
Household Durables - 0.0%
Newell Brands, Inc. 3.15% 4/1/21	33,000	32,695
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 3.3% 12/5/21	37,000	37,454
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	46,094
Comcast Corp. 1.625% 1/15/22	31,000	29,260
NBCUniversal, Inc. 2.875% 1/15/23	75,000	72,965
Time Warner, Inc. 4.875% 3/15/20	66,000	68,138
Walt Disney Co. 1.65% 1/8/19	190,000	189,269
		405,726
Multiline Retail - 0.1%
Dollar Tree, Inc. 3.7% 5/15/23	50,000	49,821
Specialty Retail - 0.2%
Home Depot, Inc. 2.625% 6/1/22	108,000	106,372

TOTAL CONSUMER DISCRETIONARY		927,732

CONSUMER STAPLES - 1.8%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	156,000	155,119
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	50,000	48,415
Constellation Brands, Inc. 2.7% 5/9/22	25,000	24,321
Molson Coors Brewing Co. 2.25% 3/15/20	48,000	47,186
PepsiCo, Inc.:
2% 4/15/21	55,000	53,711
3.125% 11/1/20	50,000	50,448
The Coca-Cola Co. 1.875% 10/27/20	75,000	73,480
		452,680
Food & Staples Retailing - 0.1%
Walmart, Inc. 2.35% 12/15/22	41,000	39,832
Food Products - 0.2%
General Mills, Inc. 3.7% 10/17/23	62,000	61,871
Kraft Foods Group, Inc. 3.5% 6/6/22	32,000	31,916
McCormick & Co., Inc. 2.7% 8/15/22	23,000	22,238
		116,025
Household Products - 0.1%
Procter & Gamble Co. 1.9% 10/23/20	51,000	50,074
Tobacco - 0.5%
Altria Group, Inc. 2.625% 1/14/20	58,000	57,811
Bat Capital Corp. 2.297% 8/14/20 (a)	45,000	44,092
Philip Morris International, Inc.:
2% 2/21/20	57,000	56,203
2.5% 11/2/22	34,000	32,770
Reynolds American, Inc. 4% 6/12/22	80,000	80,863
		271,739

TOTAL CONSUMER STAPLES		930,350

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp. 4.85% 3/15/21	15,000	15,528
BP Capital Markets PLC:
2.5% 11/6/22	60,000	58,123
4.5% 10/1/20	130,000	134,616
Chevron Corp. 2.355% 12/5/22	63,000	60,974
Enbridge, Inc. 2.9% 7/15/22	23,000	22,272
Energy Transfer Partners LP 4.15% 10/1/20	100,000	101,547
Enterprise Products Operating LP:
4.05% 2/15/22	80,000	81,831
5.2% 9/1/20	43,000	45,128
Exxon Mobil Corp. 2.222% 3/1/21	94,000	92,619
Kinder Morgan, Inc. 3.15% 1/15/23	61,000	59,156
Petroleos Mexicanos 3.5% 1/30/23	86,000	80,668
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	33,000	32,733
Shell International Finance BV 2.375% 8/21/22	50,000	48,486
Williams Partners LP 3.6% 3/15/22	37,000	36,856
		870,537
FINANCIALS - 15.1%
Banks - 8.0%
African Development Bank 1.875% 3/16/20	150,000	148,143
Asian Development Bank:
2.25% 1/20/21	52,000	51,408
2.75% 3/17/23	80,000	79,587
Bank of America Corp.:
2.328% 10/1/21 (b)	100,000	97,911
2.881% 4/24/23 (b)	190,000	185,292
5% 5/13/21	60,000	62,924
Bank of Montreal 1.9% 8/27/21	82,000	78,787
Bank of Nova Scotia 2.7% 3/7/22	100,000	97,676
Barclays PLC 2.75% 11/8/19	200,000	198,923
BB&T Corp. 2.15% 2/1/21	50,000	48,855
Citigroup, Inc.:
2.65% 10/26/20	100,000	98,747
2.7% 3/30/21	162,000	159,287
2.7% 10/27/22	40,000	38,577
Corporacion Andina de Fomento 2.2% 7/18/20	46,000	45,149
Credit Suisse New York Branch 5.4% 1/14/20	300,000	310,354
European Bank for Reconstruction and Development 2% 2/1/21	100,000	98,108
European Investment Bank 1.625% 8/14/20	115,000	112,505
Fifth Third Bancorp 2.6% 6/15/22	30,000	29,139
HSBC Holdings PLC:
3.4% 3/8/21	200,000	200,428
4% 3/30/22	37,000	37,607
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	99,230
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	38,509
Inter-American Development Bank:
1.875% 3/15/21	138,000	135,042
2.5% 1/18/23	40,000	39,439
Japan Bank International Cooperation 1.75% 5/28/20	200,000	196,099
JPMorgan Chase & Co.:
2.25% 1/23/20	268,000	264,976
2.295% 8/15/21	146,000	141,804
3.2% 1/25/23	47,000	46,339
KeyCorp. 5.1% 3/24/21	78,000	81,777
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	200,000	198,444
PNC Funding Corp. 5.125% 2/8/20	150,000	155,557
Rabobank (Netherlands) NV 3.875% 2/8/22	71,000	72,266
Regions Financial Corp. 2.75% 8/14/22	25,000	24,209
Royal Bank of Canada 2.75% 2/1/22	35,000	34,378
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	20,000	19,356
Sumitomo Mitsui Financial Group, Inc.:
2.784% 7/12/22	67,000	65,092
2.934% 3/9/21	38,000	37,653
SunTrust Bank 2.25% 1/31/20	56,000	55,394
The Toronto-Dominion Bank 1.8% 7/13/21	41,000	39,368
U.S. Bancorp 2.625% 1/24/22	36,000	35,343
Wells Fargo & Co.:
2.5% 3/4/21	85,000	83,338
2.625% 7/22/22	50,000	48,110
Westpac Banking Corp. 2.5% 6/28/22	37,000	35,711
		4,126,841
Capital Markets - 2.0%
Bank New York Mellon Corp.:
2.05% 5/3/21	92,000	89,473
2.5% 4/15/21	38,000	37,438
BlackRock, Inc. 3.375% 6/1/22	35,000	35,392
Deutsche Bank AG 2.7% 7/13/20	133,000	130,251
Deutsche Bank AG New York Branch 3.375% 5/12/21	42,000	41,052
Goldman Sachs Group, Inc.:
2.625% 4/25/21	160,000	156,877
2.905% 7/24/23 (b)	45,000	43,509
3% 4/26/22	72,000	70,681
3.2% 2/23/23	30,000	29,367
Moody's Corp. 2.75% 12/15/21	27,000	26,469
Morgan Stanley:
2.75% 5/19/22	49,000	47,737
3.125% 1/23/23	75,000	73,311
4.875% 11/1/22	130,000	135,529
5.75% 1/25/21	100,000	106,178
		1,023,264
Consumer Finance - 1.8%
American Express Credit Corp.:
2.2% 3/3/20	137,000	135,274
2.6% 9/14/20	42,000	41,574
Capital One Financial Corp.:
2.5% 5/12/20	147,000	145,103
3.2% 1/30/23	70,000	68,187
Ford Motor Credit Co. LLC:
2.262% 3/28/19	200,000	199,054
3.47% 4/5/21	200,000	199,980
Toyota Motor Credit Corp.:
1.95% 4/17/20	69,000	67,953
2.15% 9/8/22	44,000	42,234
		899,359
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	83,912
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	45,000	44,482
3% 1/15/22	11,000	10,729
Export Development Canada:
2% 5/17/22	35,000	33,867
2.75% 3/15/23	20,000	19,857
General Electric Capital Corp. 2.2% 1/9/20	79,000	78,268
International Bank for Reconstruction & Development:
1.125% 11/27/19	100,000	98,021
2% 1/26/22	64,000	62,252
2.125% 12/13/21	100,000	97,729
International Finance Corp. 2.25% 1/25/21	80,000	79,143
KfW:
1.5% 9/9/19	116,000	114,608
1.75% 3/31/20	100,000	98,509
2.125% 3/7/22	77,000	75,040
2.375% 12/29/22	272,000	266,057
Ontario Province 2.55% 2/12/21	150,000	148,746
Svensk Exportkredit AB 1.875% 6/23/20	200,000	196,702
		1,507,922
Insurance - 0.4%
ACE INA Holdings, Inc. 2.875% 11/3/22	55,000	54,151
American International Group, Inc.:
3.3% 3/1/21	38,000	38,067
4.875% 6/1/22	65,000	68,159
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	26,000	25,391
		185,768

TOTAL FINANCIALS		7,743,154

HEALTH CARE - 2.3%
Biotechnology - 0.4%
AbbVie, Inc. 2.3% 5/14/21	50,000	48,742
Amgen, Inc. 2.65% 5/11/22	34,000	32,969
Celgene Corp. 3.25% 2/20/23	35,000	34,241
Gilead Sciences, Inc. 1.85% 9/20/19	100,000	98,887
		214,839
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 2.9% 11/30/21	34,000	33,601
Becton, Dickinson & Co. 2.404% 6/5/20	50,000	49,134
Medtronic, Inc. 2.5% 3/15/20	100,000	99,483
		182,218
Health Care Providers & Services - 0.8%
CVS Health Corp.:
2.125% 6/1/21	38,000	36,653
3.35% 3/9/21	48,000	48,093
3.7% 3/9/23	175,000	174,498
Express Scripts Holding Co. 3.05% 11/30/22	50,000	48,351
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	39,039
2.375% 10/15/22	21,000	20,251
WellPoint, Inc. 2.25% 8/15/19	63,000	62,527
		429,412
Pharmaceuticals - 0.7%
Actavis Funding SCS 3% 3/12/20	80,000	79,592
AstraZeneca PLC 2.375% 6/12/22	27,000	25,929
Johnson & Johnson 2.25% 3/3/22	88,000	86,018
Merck & Co., Inc. 2.35% 2/10/22	74,000	72,270
Novartis Capital Corp. 2.4% 9/21/22	33,000	32,147
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	60,000	57,737
		353,693

TOTAL HEALTH CARE		1,180,162

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.6%
General Dynamics Corp. 3% 5/11/21	200,000	199,519
Northrop Grumman Corp. 2.55% 10/15/22	23,000	22,217
Rockwell Collins, Inc. 2.8% 3/15/22	26,000	25,405
The Boeing Co. 2.8% 3/1/23	60,000	59,249
United Technologies Corp. 3.1% 6/1/22	28,000	27,694
		334,084
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. 2.05% 4/1/21	64,000	62,652
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	30,000	29,244
Industrial Conglomerates - 0.1%
General Electric Co. 2.7% 10/9/22	33,000	32,035
Honeywell International, Inc. 1.85% 11/1/21	30,000	28,939
		60,974
Machinery - 0.3%
Caterpillar Financial Services Corp. 1.85% 9/4/20	51,000	49,847
John Deere Capital Corp.:
1.95% 6/22/20	57,000	56,019
2.7% 1/6/23	74,000	72,273
		178,139
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	33,710
Trading Companies & Distributors - 0.3%
Air Lease Corp. 2.125% 1/15/20	52,000	51,068
International Lease Finance Corp. 5.875% 8/15/22	75,000	80,275
		131,343

TOTAL INDUSTRIALS		830,146

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
1.85% 9/20/21	55,000	53,078
2.45% 6/15/20	50,000	49,776
		102,854
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	53,000	53,936
IT Services - 0.5%
IBM Corp.:
1.875% 5/15/19	100,000	99,355
2.5% 1/27/22	100,000	98,369
Visa, Inc. 2.15% 9/15/22	43,000	41,395
		239,119
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.95% 1/12/21	125,000	124,529
Intel Corp.:
1.85% 5/11/20	61,000	60,162
2.45% 7/29/20	23,000	22,877
Qualcomm, Inc. 3% 5/20/22	38,000	37,398
		244,966
Software - 0.8%
Microsoft Corp.:
1.55% 8/8/21	133,000	127,837
1.85% 2/6/20	74,000	73,150
2.4% 2/6/22	62,000	60,861
Oracle Corp.:
1.9% 9/15/21	36,000	34,805
2.625% 2/15/23	40,000	39,052
3.875% 7/15/20	58,000	59,460
		395,165
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.8% 5/11/20	76,000	74,823
2.1% 9/12/22	124,000	119,578
2.25% 2/23/21	45,000	44,361
2.7% 5/13/22	36,000	35,644
		274,406

TOTAL INFORMATION TECHNOLOGY		1,310,446

MATERIALS - 0.5%
Chemicals - 0.4%
Eastman Chemical Co. 2.7% 1/15/20	49,000	48,764
Monsanto Co. 2.125% 7/15/19	60,000	59,533
Sherwin-Williams Co. 2.75% 6/1/22	96,000	93,439
		201,736
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	54,376

TOTAL MATERIALS		256,112

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 2.25% 1/15/22	31,000	29,717
Boston Properties, Inc. 4.125% 5/15/21	47,000	48,010
Duke Realty LP 4.375% 6/15/22	21,000	21,678
ERP Operating LP 4.625% 12/15/21	32,000	33,283
Health Care REIT, Inc. 3.75% 3/15/23	31,000	30,790
Simon Property Group LP 2.625% 6/15/22	30,000	29,101
		192,579
Real Estate Management & Development - 0.0%
Liberty Property LP 4.125% 6/15/22	18,000	18,385
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	15,000	15,375
		33,760

TOTAL REAL ESTATE		226,339

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.8% 2/17/21	70,000	69,135
3.2% 3/1/22	115,000	113,539
3.8% 3/15/22	48,000	48,327
4.6% 2/15/21	40,000	41,224
Verizon Communications, Inc.:
1.75% 8/15/21	52,000	49,662
2.946% 3/15/22	50,000	49,114
		371,001
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 3.75% 1/16/24	60,000	59,679

TOTAL TELECOMMUNICATION SERVICES		430,680

UTILITIES - 0.8%
Electric Utilities - 0.5%
Duke Energy Corp. 2.4% 8/15/22	102,000	98,291
Eversource Energy 2.75% 3/15/22	24,000	23,426
Exelon Corp. 3.497% 6/1/22 (b)	22,000	21,795
Southern Co. 2.35% 7/1/21	85,000	82,701
		226,213
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	70,000	68,690
Dominion Resources, Inc. 2.579% 7/1/20 (b)	49,000	48,292
Sempra Energy:
2.4% 3/15/20	46,000	45,451
2.9% 2/1/23	7,000	6,834
		169,267

TOTAL UTILITIES		395,480

TOTAL NONCONVERTIBLE BONDS
(Cost $15,251,623)		15,101,138

U.S. Government and Government Agency Obligations - 67.0%
U.S. Government Agency Obligations - 2.8%
Fannie Mae:
0% 10/9/19	$230,000	$222,444
1.5% 11/30/20	211,000	205,670
2.375% 1/19/23	30,000	29,506
Federal Home Loan Bank:
1.125% 7/14/21	225,000	215,345
1.375% 9/28/20	200,000	194,870
1.5% 10/21/19	85,000	83,995
1.875% 11/29/21	95,000	92,635
Freddie Mac:
1.375% 5/1/20	195,000	191,103
1.625% 9/29/20	150,000	147,058
Tennessee Valley Authority 3.875% 2/15/21	49,000	50,557

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,433,183

U.S. Treasury Obligations - 64.2%
U.S. Treasury Notes:
0.75% 7/15/19	75,000	73,711
0.75% 8/15/19	70,000	68,696
0.875% 4/15/19	71,000	70,160
1% 11/30/18	331,000	329,203
1% 10/15/19	1,497,000	1,469,516
1.125% 2/28/21	42,000	40,436
1.125% 7/31/21	19,000	18,162
1.125% 8/31/21	161,000	153,654
1.125% 9/30/21	243,000	231,619
1.25% 10/31/18	416,000	414,619
1.25% 4/30/19	25,000	24,772
1.25% 6/30/19	70,000	69,229
1.25% 10/31/19	1,181,000	1,162,916
1.25% 1/31/20	219,000	214,945
1.25% 3/31/21	34,000	32,805
1.25% 10/31/21	303,000	289,637
1.375% 9/30/19	489,000	482,773
1.375% 12/15/19	128,000	126,055
1.375% 1/15/20	41,000	40,343
1.375% 2/15/20	456,000	448,163
1.375% 3/31/20	4,000	3,926
1.375% 4/30/20	430,000	421,585
1.375% 9/15/20	644,000	628,303
1.375% 9/30/20	316,000	308,112
1.375% 1/31/21	250,000	242,617
1.5% 12/31/18	478,000	476,226
1.5% 5/31/19	34,000	33,741
1.5% 4/15/20	175,000	172,054
1.5% 5/15/20	98,000	96,270
1.5% 5/31/20	600,000	589,078
1.5% 6/15/20	343,000	336,676
1.5% 7/15/20	297,000	291,188
1.5% 8/15/20	219,000	214,466
1.625% 12/31/19	84,000	83,019
1.625% 10/15/20	1,631,000	1,598,635
1.625% 8/31/22	151,000	144,754
1.75% 11/30/19	311,000	308,109
1.75% 11/15/20	597,000	586,389
1.75% 12/31/20	49,000	48,064
1.75% 11/30/21	731,000	710,012
1.75% 2/28/22	973,000	942,442
1.75% 4/30/22	16,000	15,469
1.75% 5/31/22	3,727,000	3,600,914
1.75% 6/30/22	587,000	566,753
1.875% 12/31/19	386,000	382,924
1.875% 12/15/20	464,000	456,804
1.875% 1/31/22	2,743,000	2,671,103
1.875% 2/28/22	112,000	108,990
1.875% 3/31/22	554,000	538,700
1.875% 4/30/22	1,848,000	1,795,448
1.875% 7/31/22	525,000	508,922
1.875% 9/30/22	176,000	170,363
2% 1/31/20	2,583,000	2,566,453
2% 1/15/21	415,000	409,553
2% 10/31/21	33,000	32,343
2% 12/31/21	64,000	62,640
2% 10/31/22	671,000	652,548
2% 11/30/22	102,000	99,143
2.125% 12/31/22	1,547,000	1,510,380
2.25% 2/29/20	752,000	750,091
2.25% 3/31/20	1,108,000	1,104,711
2.25% 2/15/21	99,000	98,288
2.375% 12/31/20	55,000	54,802
2.375% 1/31/23	20,000	19,735
2.5% 3/31/23	439,000	435,347
2.625% 2/28/23	310,000	309,310

TOTAL U.S. TREASURY OBLIGATIONS		32,918,814

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,471,340)		34,351,997

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province 2.2% 7/26/22	$26,000	$25,132
Canadian Government 1.625% 2/27/19	80,000	79,649
Hungarian Republic 4% 3/25/19	86,000	86,558
KfW 4% 1/27/20	200,000	204,645
Manitoba Province 2.125% 5/4/22	27,000	26,061
Ontario Province 1.25% 6/17/19	109,000	107,551
Polish Government 5% 3/23/22	59,000	62,154
Province of Quebec 2.375% 1/31/22	31,000	30,326
United Mexican States 3.625% 3/15/22	62,000	61,940
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $690,509)		684,016

Supranational Obligations - 1.2%
Asian Development Bank 1.75% 9/13/22	57,000	54,510
European Investment Bank:
2% 3/15/21	164,000	160,683
2% 12/15/22	82,000	78,892
2.375% 6/15/22	100,000	98,134
Inter-American Development Bank 2.625% 4/19/21	67,000	66,798
International Bank for Reconstruction & Development 1.125% 8/10/20	150,000	145,318
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $611,964)		604,335

Bank Notes - 0.6%
Bank of Nova Scotia 2.45% 9/19/22	33,000	31,815
Wells Fargo Bank NA 2.4% 1/15/20	269,000	266,871
TOTAL BANK NOTES
(Cost $299,714)		298,686
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.76% (c)
(Cost $30,616)	30,610	30,616
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $51,355,766)		51,070,788
NET OTHER ASSETS (LIABILITIES) - 0.4%		217,987
NET ASSETS - 100%		$51,288,775

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,028 or 0.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,738
Total	$1,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$15,101,138	$--	$15,101,138	$--
U.S. Government and Government Agency Obligations	34,351,997	--	34,351,997	--
Foreign Government and Government Agency Obligations	684,016	--	684,016	--
Supranational Obligations	604,335	--	604,335	--
Bank Notes	298,686	--	298,686	--
Money Market Funds	30,616	30,616	--	--
Total Investments in Securities:	$51,070,788	$30,616	$51,040,172	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity® Conservative Income Bond Fund

May 31, 2018

ZCI-QTLY-0718
1.9887607.100

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Money Market Funds - 100.0%
	Shares	Value
Fidelity Cash Central Fund, 1.76% (a)
(Cost $10,000,000)	9,998,000	10,000,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,000,000)		10,000,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		487
NET ASSETS - 100%		$10,000,487

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$487
Total	$487

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018